UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21714

MML Series Investment Fund II
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111
(Address of principal executive offices)		(Zip code)
Paul LaPiana
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		(413) 744-1000

Date of fiscal year end:	12/31/2022

Date of reporting period:	6/30/2022

Item 1. Reports to Stockholders.

(a)	The Reports to Stockholders are attached herewith.

Semiannual Report

MML Series Investment Fund II

Your variable product prospectus will list which of these funds are available through your variable product.

June 30, 2022

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MML Series Investment Fund II. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

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MML Series Investment Fund II – President’s Letter to Shareholders (Unaudited)

To Our Shareholders

Paul LaPiana

“As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals.”

June 30, 2022

Welcome to the MML Series Investment Fund II Semiannual Report, covering the six months ended June 30, 2022.

Market Highlights

●

For the reporting period from January 1, 2022 through June 30, 2022, U.S. stock prices declined significantly, with investors worrying less about COVID-19 and more about other issues, including high inflation, tighter monetary policy, rising interest rates, the war between Russia and Ukraine, and the increasing odds of a global recession.

●

In the first quarter of 2022 investors in both stocks and bonds were challenged by the unexpected invasion of Ukraine by Russia, a stalled economic stimulus plan in the U.S., and the U.S. Federal Reserve Board (the “Fed”) raising interest rates for the first time since 2018.

●	The second quarter of 2022 was another difficult quarter as investor concerns over high inflation and the risk of a global recession dominated the narrative.

●

Foreign stocks in both developed markets and emerging markets experienced significant losses in the reporting period, hindered by the unexpected economic impact of the Russian-Ukraine war, slowing economic activity in China due to massive COVID-19 lockdowns, and the strengthening of the U.S. dollar.

●

U.S. bond investors experienced negative returns as the reversal of accommodative monetary policy drove yields higher while concerns over increased default risk due to a global recession further drove corporate bond prices lower.

Market Commentary

For the six months beginning on January 1, 2022, global stock investors experienced significant losses. In response, U.S. stocks fell sharply in the period, with the S&P 500 Index®1 having its worst first half of the year since 1970, down nearly 20%. Investors sought safety from high inflation, rising interest rates, and the increasing possibility of a recession. Consumer sentiment fell sharply, down 17.3% in the period2, as high inflation driven by rising energy, food, and housing costs overwhelmed low unemployment and strong wage growth. As of May 2022, 58% of Americans were living paycheck to paycheck3, up from 54% a year ago.

[1]

The S&P 500 Index measures the performance of 500 widely held stocks in the U.S. equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity, and industry group representation. Included are the stocks of industrial, financial, utility, and transportation companies. Since mid-1989, this composition has been more flexible and the number of issues in each sector has varied. It is market capitalization-weighted. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.

[2]	June 24, 2022, University of Michigan: Consumer Sentiment (UMCSENT), retrieved from FRED, Federal Reserve Bank of St. Louis; https://fred.stlouisfed.org/series/UMCSENT

[3]	June/July 2022 edition, New Reality Check: The paycheck-to Paycheck Report, https://www.pymnts.com/wp-content/uploads/2022/06/PYMNTS-New-Reality-Check-Report-June-July-2022.pdf

(Continued)

MML Series Investment Fund II – President’s Letter to Shareholders (Unaudited) (Continued)

As a result, the broad market S&P 500® Index fell 19.96% for the period. The technology-heavy NASDAQ Composite® Index4 performed even worse, dropping 29.23% for the period. The more economically sensitive Dow Jones Industrial Average5 was down 14.44% for the period. During this period, small-cap stocks underperformed their larger cap peers, while value stocks outperformed their growth peers.

This environment of high inflation, rising interest rates, and increasing recession fears affected sectors differently. The consumer discretionary, communication services, and information technology sectors significantly underperformed other sectors. The energy and utility sectors fared the best for this six-month period, as energy prices pushed significantly higher. West Texas Intermediate (WTI) crude oil prices ended the period at $105.76 per barrel, up 40% for the six-month period.

Developed international stock markets, as measured by the MSCI EAFE® Index6, also performed poorly, falling 19.57% for the six-month period, hindered by recession fears and a strengthening U.S. dollar. Emerging-market stock markets, as measured by the MSCI Emerging Markets® Index7, were also down significantly, falling 17.63% for the period. An increase in Chinese government stimulus helped the Chinese stock market deliver positive performance in the second quarter. The Fed continued to assert its influence on markets by raising the benchmark federal-funds rate by 0.25% in March, 0.50% in May, and 0.75% in June, with investors expecting another 1.75% in rate hikes by year-end.

Investors entered the period in the midst of a global recovery that was being fueled by monetary stimulus, expectations for more fiscal stimulus, and a vaccination-fueled economic and corporate earnings recovery. However, this recovery was soon disrupted by the invasion of Ukraine by Russia, China’s broad lockdowns to stem the spread of COVID-19, increasing inflation, and more aggressive monetary tightening by the Fed. In this environment, bond yields rose, with the 10-year U.S. Treasury bond reaching a high of 3.49% in June before ending the period at 2.98%. Since rising yields generally drive bond prices down, the Bloomberg U.S. Aggregate Bond Index8 ended the period down 10.35%. Investment-grade bond prices fared worse as concerns of defaults increased. The Bloomberg U.S. Corporate Bond Index9, which tracks investment-grade corporate bonds, ended the period down 14.39%. Below investment grade bonds, as represented by the Bloomberg U.S. Corporate High-Yield Bond Index10, also performed poorly, ending the period down 14.19%, aided by investor concern that debt defaults could increase should the global recession scenario play out.

[4]

The NASDAQ Composite Index measures the performance of all domestic and international based common type stocks listed on the NASDAQ Stock Market. It includes common stocks, ordinary shares, ADRs, shares of beneficial interest or limited partnership interests and tracking stocks. The index is market capitalization-weighted. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.

[5]

The DJ Industrial Average Index measures the performance of stocks of 30 U.S. blue-chip companies covering all industries with the exception of transportation and utilities. It is price-weighted. The Index does not reflect any deduction for fees or expenses and cannot be purchased directly by investors.

[6]

The MSCI EAFE Index measures the performance of the large- and mid-cap segments of developed markets, excluding the U.S. and Canada equity securities. It is free float-adjusted market-capitalization weighted. The Index does not reflect any deduction for fees or expenses and cannot be purchased directly by investors

[7]

The MSCI Emerging Markets Index measures the performance of the large- and mid-cap segments of emerging market equity securities. It is free float-adjusted market-capitalization weighted. The Index does not reflect any deduction for fees or expenses and cannot be purchased directly by investors.

[8]

The Bloomberg U.S. Aggregate Bond Index measures the performance of investment grade, U.S. dollar-denominated, fixed-rate taxable bond market securities, including Treasuries, government-related and corporate securities, mortgage-backed securities (MBS) (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS). It rolls up into other Bloomberg flagship indexes, such as the multi-currency Global Aggregate Index and the U.S. Universal Index, which includes high yield and emerging markets debt. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.

[9]

The Bloomberg U.S. Corporate Bond Index measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate bond market. It includes U.S. dollar-denominated securities publicly issued by U.S. and non-U.S. industrial, utility, and financial issuers that meet specified maturity, liquidity, and quality requirements. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.

[10]

The Bloomberg U.S. Corporate High-Yield Bond Index measures the performance of U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bonds, including corporate bonds, fixed-rate bullet, putable, and callable bonds, SEC Rule 144A securities, original issue zeros, pay-in-kind bonds, fixed-rate and fixed-to-floating capital securities. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.

(Continued)

MML Series Investment Fund II – President’s Letter to Shareholders (Unaudited) (Continued)

Review and maintain your strategy

MassMutual is committed to helping people secure their long-term future and protect the ones they love. While the return of volatility and the reality of market sell-offs can test an investor’s mettle, we’d like to remind you as a retirement investor that it’s important to maintain perspective and have realistic expectations about the future performance of your investment accounts. As described in this report, financial markets can reverse suddenly with little or no notice. Our multi-managed and sub-advised mutual funds tap into the deep expertise of seasoned asset managers who are committed to helping long-term investors prepare for retirement – in all market conditions. As always, we recommend that you work with a personal financial professional, who can help you define an investment strategy that aligns with your comfort level with respect to market volatility, how long you have to save and invest, and your specific financial goals. Thank you for your confidence in MassMutual.

Sincerely,

Paul LaPiana
President
MML Series Investment Fund II
MML Investment Advisers, LLC

© 2022 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com Underwriter: MML Distributors, LLC. (MMLD) Member FINRA and SIPC (www.FINRA.org and www.SIPC.org), 1295 State Street, Springfield, MA 01111-0001. MMLD is a wholly-owned subsidiary of MassMutual. Investment advisory services provided to the Funds by MML Investment Advisers, LLC (MML Advisers), a wholly-owned subsidiary of MassMutual.

The information provided is the opinion of MML Advisers as of 7/1/2022 and is subject to change without notice. It is not to be construed as tax, legal, or investment advice. Of course, past performance does not guarantee future results.

MM202307-302267

MML Blend Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Blend Fund, and who is the Fund’s subadviser?

This Fund seeks a high total return. The Fund is a “fund of funds” that seeks to achieve its investment objective by allocating substantially all of its assets among exchange-traded funds (“ETFs”) providing exposures to various asset classes. The Fund’s subadviser determines the Fund’s asset allocation strategy and implements this strategy by selecting ETFs for investment and determining the amounts of the Fund’s assets to be invested in each. The ETFs the Fund’s subadviser will consider for investment by the Fund will provide exposures to U.S. equity securities or to fixed-income securities. The ETFs are advised by an affiliate of the Fund’s subadviser. The Fund’s subadviser is BlackRock Investment Management, LLC (BlackRock).

MML Blend Fund Largest Holdings (% of Net Assets) on 6/30/22
iShares Core S&P Total US Stock Market ETF	29.5%
iShares Core S&P 500 ETF	26.8%
iShares Core U.S. Aggregate Bond ETF	16.4%
iShares Core Total USD Bond Market ETF	16.4%
iShares 5-10 Year Investment Grade Corporate Bond ETF	4.1%
iShares iBoxx High Yield Corporate Bond ETF	3.9%
iShares Core S&P Mid-Cap ETF	2.0%
iShares Core S&P Small-Cap ETF	0.9%
100.0%

MML Blend Fund Sector Table (% of Net Assets) on 6/30/22
Mutual Funds	99.9%
Total Long-Term Investments	99.9%
Short-Term Investments and Other Assets and Liabilities	0.1%
Net Assets	100.0%

MML Dynamic Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Dynamic Bond Fund, and who are the Fund’s subadvisers?

The Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds. Bonds may include fixed income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal or interest by the U.S. Government or its agencies or instrumentalities, mortgage- and asset-backed securities, bank loans, and money market instruments. The Fund’s two subadvisers are Western Asset Management Company, LLC (Western Asset) and its affiliate, Western Asset Management Company Limited (Western Asset Limited). Western Asset Limited manages the non-U.S. dollar denominated investments of the Fund. Effective April 29, 2022, Western Asset and Western Asset Limited replaced DoubleLine Capital LP (DoubleLine) as subadvisers of the Fund.

MML Dynamic Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/22
Corporate Debt	39.6%
U.S. Government Agency Obligations and Instrumentalities*	26.4%
Non-U.S. Government Agency Obligations	14.0%
U.S. Treasury Obligations	7.2%
Sovereign Debt Obligations	6.4%
Bank Loans	6.0%
Mutual Funds	1.1%
Purchased Options	0.0%
Total Long-Term Investments	100.7%
Short-Term Investments and Other Assets and Liabilities	(0.7)%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

MML Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Equity Fund, and who are the Fund’s subadvisers?

The Fund’s primary objective is to achieve a superior total rate of return over an extended period of time from both capital appreciation and current income. Its secondary objective is the preservation of capital when business and economic conditions indicate that investing for defensive purposes is appropriate. The Fund invests primarily in common stocks of companies that the subadvisers believe are undervalued in the marketplace. While the Fund does not limit its investments to issuers in a particular capitalization range, the subadvisers currently focus on securities of larger size companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, preferred stocks, securities convertible into common or preferred stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund typically invests most of its assets in securities of U.S. companies, but may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund’s two subadvisers are T. Rowe Price Associates, Inc. (T. Rowe Price), which managed approximately 34% of the Fund’s portfolio; and Brandywine Global Investment Management, LLC (Brandywine Global), which managed approximately 66% of the Fund’s portfolio, as of June 30, 2022.

MML Equity Fund Largest Holdings (% of Net Assets) on 6/30/22
JP Morgan Chase & Co.	3.3%
Exxon Mobil Corp.	2.9%
AbbVie, Inc.	2.8%
Bank of America Corp.	2.4%
Elevance Health, Inc.	2.3%
Oracle Corp.	2.0%
Philip Morris International, Inc.	1.9%
Pfizer, Inc.	1.9%
Merck & Co., Inc.	1.8%
The Southern Co.	1.6%
22.9%

MML Equity Fund Sector Table (% of Net Assets) on 6/30/22
Consumer, Non-cyclical	29.7%
Financial	20.4%
Industrial	10.0%
Technology	8.8%
Utilities	7.9%
Consumer, Cyclical	6.6%
Energy	6.5%
Communications	4.8%
Basic Materials	3.3%
Mutual Funds	0.7%
Total Long-Term Investments	98.7%
Short-Term Investments and Other Assets and Liabilities	1.3%
Net Assets	100.0%

MML Equity Momentum Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Equity Momentum Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in common stocks of large capitalization U.S. companies. The Fund’s subadviser and sub-subadviser invest the Fund’s assets using an indexing strategy. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included within the S&P 500® Momentum Index* (the “Index”). The Fund’s subadviser is Invesco Advisers, Inc. (Invesco Advisers) and the Fund’s sub-subadviser is Invesco Capital Management LLC (ICM).

Shareholders of the Fund have approved a Plan of Liquidation for the MML Series Investment Fund II, pursuant to which the Fund will be liquidated on or about November 4, 2022, and the liquidation proceeds of the Fund will be distributed to the appropriate Massachusetts Mutual Life Insurance Company separate accounts invested in the Fund. More information about the liquidation will be provided to variable annuity contract owners and variable life insurance policy owners in a supplement to their variable annuity contract or variable life insurance policy prospectus.

MML Equity Momentum Fund Largest Holdings (% of Net Assets) on 6/30/22
Alphabet, Inc. Class A	6.7%
Alphabet, Inc. Class C	6.4%
Berkshire Hathaway, Inc. Class B	6.1%
UnitedHealth Group, Inc.	5.7%
Exxon Mobil Corp.	5.2%
Chevron Corp.	3.8%
NVIDIA Corp.	3.7%
The Procter & Gamble Co.	3.5%
AbbVie, Inc.	2.9%
Pfizer, Inc.	2.9%
46.9%

MML Equity Momentum Fund Sector Table (% of Net Assets) on 6/30/22
Consumer, Non-cyclical	27.9%
Financial	24.0%
Energy	16.1%
Communications	13.8%
Technology	8.1%
Consumer, Cyclical	5.1%
Industrial	3.4%
Utilities	1.2%
Basic Materials	0.4%
Total Long-Term Investments	100.0%
Short-Term Investments and Other Assets and Liabilities	(0.00)%
Net Assets	100.0%

*

The “S&P 500 Momentum Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Momentum Index.

MML Equity Rotation Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Equity Rotation Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in common stocks of large- and medium-capitalization U.S. companies. The Fund’s subadviser and sub-subadviser invest the Fund’s assets using an indexing strategy. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies included within the Russell 1000® Invesco Dynamic Multifactor Index* (the “Index”). The Fund’s subadviser is Invesco Advisers, Inc. (Invesco Advisers) and the Fund’s sub-subadviser is Invesco Capital Management LLC (ICM).

MML Equity Rotation Fund Largest Holdings (% of Net Assets) on 6/30/22
HP, Inc.	1.2%
McKesson Corp.	0.7%
ON Semiconductor Corp.	0.6%
Hewlett Packard Enterprise Co.	0.6%
Marathon Petroleum Corp.	0.6%
Molina Healthcare, Inc.	0.6%
Archer-Daniels-Midland Co.	0.6%
Nucor Corp.	0.6%
Chesapeake Energy Corp.	0.6%
The Kroger Co.	0.6%
6.7%

MML Equity Rotation Fund Sector Table (% of Net Assets) on 6/30/22
Financial	23.4%
Consumer, Non-cyclical	19.0%
Industrial	11.8%
Technology	10.4%
Energy	9.7%
Consumer, Cyclical	7.7%
Utilities	7.2%
Basic Materials	6.9%
Communications	3.8%
Mutual Funds	0.8%
Total Long-Term Investments	100.7%
Short-Term Investments and Other Assets and Liabilities	(0.7)%
Net Assets	100.0%

*

The Fund is sponsored solely by MassMutual. The Fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the Russell 1000® Invesco Dynamic Multifactor Index (the “Index”) vest in the relevant LSE Group company which owns the Index. “FTSE Russell®,” “Russell 1000®” and “Russell®” are trademarks of the relevant LSE Group company and are used by any other LSE Group company under license.

The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Fund. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Fund or the suitability of the Index for the purpose to which it is being put by the Fund.

MML High Yield Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML High Yield Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities. The Fund invests primarily in lower rated U.S. debt securities (“junk” or “high yield” bonds), including securities in default. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in lower rated fixed income securities (rated below Baa3 by Moody’s, below BBB- by Standard & Poor’s or the equivalent by any nationally recognized statistical rating organization (using the lower rating) or, if unrated, determined to be of below investment grade quality by the Fund’s subadviser or sub-subadviser). The Fund’s subadviser is Barings LLC (Barings). Effective February 1, 2022, Baring International Investment Limited (BIIL) was added as sub-subadviser to the Fund.

MML High Yield Fund Portfolio Characteristics (% of Net Assets) on 6/30/22
Corporate Debt	86.7%
Mutual funds	7.2%
Bank Loans	3.5%
Common Stock	0.9%
Total Long-Term Investments	98.3%
Short-Term Investments and Other Assets and Liabilities	1.7%
Net Assets	100.0%

MML Inflation-Protected and Income Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Inflation-Protected and Income Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other income-producing securities. The Fund’s subadviser is Barings LLC (Barings) and its sub-subadviser is Baring International Investment Limited (BIIL).

MML Inflation-Protected and Income Fund Portfolio Characteristics (% of Net Assets) on 6/30/22
Non-U.S. Government Agency Obligations	57.6%
U.S. Treasury Obligations	27.3%
U.S. Government Agency Obligations and Instrumentalities*	8.7%
Total Long-Term Investments	93.6%
Short-Term Investments and Other Assets and Liabilities	6.4%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

MML iShares® 60/40 Allocation Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML iShares® 60/40 Allocation Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital and recognition of the Fund’s stated asset allocation. The Fund is a “fund of funds” that seeks to achieve its investment objective by allocating substantially all of its assets among exchange-traded funds (“ETFs”) providing exposures to various asset classes. The Fund’s investment adviser, MML Investment Advisers, LLC (MML Advisers), determines the Fund’s asset allocation strategy and implements this strategy by selecting ETFs for investment and determining the amounts of the Fund’s assets to be invested in each. The ETFs MML Advisers will consider for investment by the Fund will provide exposures to equity securities or to fixed-income securities. BlackRock Investment Management, LLC (BlackRock) is the Fund’s subadviser, and is responsible solely for the trading and execution of MML Advisers’ investment and allocation decisions. Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in iShares® ETFs*. iShares ETFs are advised by an affiliate of BlackRock.

MML iShares 60/40 Allocation Fund Largest Holdings (% of Net Assets) on 6/30/22
iShares Core U.S. Aggregate Bond ETF	31.9%
iShares Core S&P Total US Stock Market ETF	30.7%
iShares Core MSCI International Developed Markets ETF	12.9%
iShares Core S&P 500 ETF	8.9%
iShares 1-5 Year Investment Grade Corporate Bond ETF	5.0%
iShares Core Dividend Growth ETF	3.0%
iShares 20+ Year Treasury Bond ETF	2.1%
iShares Core MSCI Emerging Markets ETF	2.0%
iShares Core S&P Mid-Cap ETF	2.0%
iShares Broad USD High Yield Corporate Bond ETF	1.0%
99.5%

MML iShares 60/40 Allocation Fund Sector Table (% of Net Assets) on 6/30/22
Mutual Funds	101.0%
Total Long-Term Investments	101.0%
Short-Term Investments and Other Assets and Liabilities	(1.0)%
Net Assets	100.0%

*	iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates and are used under license.

MML iShares® 80/20 Allocation Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML iShares® 80/20 Allocation Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve as high a total return over time as is considered consistent with prudent investment risk, preservation of capital and recognition of the Fund’s stated asset allocation. The Fund is a “fund of funds” that seeks to achieve its investment objective by allocating substantially all of its assets among exchange-traded funds (“ETFs”) providing exposures to various asset classes. The Fund’s investment adviser, MML Investment Advisers, LLC (MML Advisers), determines the Fund’s asset allocation strategy and implements this strategy by selecting ETFs for investment and determining the amounts of the Fund’s assets to be invested in each. The ETFs MML Advisers will consider for investment by the Fund will provide exposures to equity securities or to fixed-income securities. BlackRock Investment Management, LLC (BlackRock) is the Fund’s subadviser, and is responsible solely for the trading and execution of MML Advisers’ investment and allocation decisions. Under normal circumstances, the Fund invests at least 80% (and, typically, substantially all) of its net assets (plus the amount of any borrowings for investment purposes) in iShares® ETFs*. iShares ETFs are advised by an affiliate of BlackRock.

MML iShares 80/20 Allocation Fund Largest Holdings (% of Net Assets) on 6/30/22
iShares Core S&P Total US Stock Market ETF	44.8%
iShares Core MSCI International Developed Markets ETF	14.9%
iShares Core U.S. Aggregate Bond ETF	12.2%
iShares Core S&P 500 ETF	8.0%
iShares 1-5 Year Investment Grade Corporate Bond ETF	5.0%
iShares Core MSCI Emerging Markets ETF	5.0%
iShares Core S&P Mid-Cap ETF	4.0%
iShares Core Dividend Growth ETF	3.0%
iShares 20+ Year Treasury Bond ETF	1.0%
iShares Core International Aggregate Bond ETF	1.0%
98.9%

MML iShares 80/20 Allocation Fund Sector Table (% of Net Assets) on 6/30/22
Mutual Funds	99.9%
Total Long-Term Investments	99.9%
Short-Term Investments and Other Assets and Liabilities	0.1%
Net Assets	100.0%

*	iShares® and BlackRock® are registered trademarks of BlackRock, Inc. and its affiliates and are used under license.

MML Managed Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Managed Bond Fund, and who is the Fund’s subadviser?

The Fund’s investment objective is to achieve as high a total rate of return on an annual basis as is considered consistent with the preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality by the Fund’s subadviser or sub-subadviser). The Fund’s subadviser is Barings LLC (Barings) and its sub-subadviser is Baring International Investment Limited (BIIL).

MML Managed Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/22
Corporate Debt	37.4%
Non-U.S. Government Agency Obligations	28.1%
U.S. Government Agency Obligations and Instrumentalities*	25.5%
U.S. Treasury Obligations	7.7%
Sovereign Debt Obligations	0.6%
Municipal Obligations	0.3%
Mutual Funds	0.1%
Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

MML Short-Duration Bond Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Short-Duration Bond Fund, and who is the Fund’s subadviser?

The Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality by the Fund’s subadviser or sub-subadviser). The Fund’s subadviser is Barings LLC (Barings) and its sub-subadviser is Baring International Investment Limited (BIIL).

MML Short-Duration Bond Fund Portfolio Characteristics (% of Net Assets) on 6/30/22
Corporate Debt	51.3%
Non-U.S. Government Agency Obligations	40.4%
U.S. Government Agency Obligations and Instrumentalities*	1.4%
Mutual Funds	1.1%
U.S. Treasury Obligations	0.5%
Total Long-Term Investments	94.7%
Short-Term Investments and Other Assets and Liabilities	5.3%
Net Assets	100.0%

*	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.

MML Small Cap Equity Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Small Cap Equity Fund, and who is the Fund’s subadviser?

The Fund seeks capital appreciation by investing primarily in common stocks of small-capitalization U.S. companies that the Fund’s subadviser believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco Advisers).

MML Small Cap Equity Fund Largest Holdings (% of Net Assets) on 6/30/22
Acadia Healthcare Co., Inc.	2.2%
BJ’s Wholesale Club Holdings, Inc.	2.1%
AutoNation, Inc.	2.0%
LHC Group, Inc.	1.9%
Stifel Financial Corp.	1.8%
Tenet Healthcare Corp.	1.8%
National Storage Affiliates Trust	1.7%
The Simply Good Foods Co.	1.7%
Azenta, Inc.	1.7%
Dorman Products, Inc.	1.7%
18.6%

MML Small Cap Equity Fund Sector Table (% of Net Assets) on 6/30/22
Financial	21.2%
Consumer, Non-cyclical	20.8%
Industrial	16.7%
Technology	14.2%
Consumer, Cyclical	12.5%
Energy	4.9%
Utilities	4.0%
Mutual Funds	2.5%
Basic Materials	2.3%
Communications	1.6%
Total Long-Term Investments	100.7%
Short-Term Investments and Other Assets and Liabilities	(0.7)%
Net Assets	100.0%

MML Special Situations Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Special Situations Fund, and who is the Fund’s subadviser?

The Fund seeks growth of capital over the long-term by investing primarily in common stocks of U.S. companies of any size. The Fund’s subadviser and sub-subadviser invest the Fund’s assets using an indexing strategy. Under normal circumstances, the Fund invests primarily, and normally at least 80% of its net assets, in the equity securities of companies included within the S&P U.S. IPO and Spin-Off Index* (the “Index”). The Fund’s subadviser is Invesco Advisers, Inc. (Invesco Advisers) and the Fund’s sub-subadviser is Invesco Capital Management LLC (ICM).

Shareholders of the Fund have approved a Plan of Liquidation for the MML Series Investment Fund II, pursuant to which the Fund will be liquidated on or about November 4, 2022, and the liquidation proceeds of the Fund will be distributed to the appropriate Massachusetts Mutual Life Insurance Company separate accounts invested in the Fund. More information about the liquidation will be provided to variable annuity contract owners and variable life insurance policy owners in a supplement to their variable annuity contract or variable life insurance policy prospectus.

MML Special Situations Fund Largest Holdings (% of Net Assets) on 6/30/22
Corteva, Inc.	6.9%
Dow, Inc.	6.6%
Uber Technologies, Inc.	6.1%
Airbnb, Inc. Class A	6.0%
Snowflake, Inc. Class A	5.9%
Carrier Global Corp.	5.3%
Otis Worldwide Corp.	5.3%
VICI Properties, Inc.	4.9%
Zoom Video Communications, Inc. Class A	4.3%
Avantor, Inc.	3.4%
54.7%

MML Special Situations Fund Sector Table (% of Net Assets) on 6/30/22
Consumer, Non-cyclical	20.2%
Communications	18.5%
Technology	18.4%
Industrial	13.6%
Financial	11.1%
Basic Materials	6.6%
Consumer, Cyclical	5.7%
Utilities	3.3%
Energy	2.6%
Mutual Funds	1.9%
Total Long-Term Investments	101.9%
Short-Term Investments and Other Assets and Liabilities	(1.9)%
Net Assets	100.0%

*

The “S&P U.S. IPO and Spin-Off Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by MassMutual. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by MassMutual. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P U.S. IPO and Spin-Off Index.

MML Strategic Emerging Markets Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML Strategic Emerging Markets Fund, and who is the Fund’s subadviser?

The Fund seeks long-term capital growth by investing mainly in common stocks of issuers in developing and emerging markets throughout the world and, at times, it may invest up to 100% of its total assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers whose principal activities are in a developing (or emerging) market, i.e., are in a developing market or are economically tied to a developing market country. The Fund will invest in at least three developing markets. The Fund focuses on companies with above-average earnings growth. In general, countries may be considered developing or emerging markets if they are included in any one of the MSCI emerging markets indexes, classified as a developing or emerging market, or classified under a similar or corresponding classification, by organizations such as the World Bank and the International Monetary Fund, or have economies, industries, and stock markets with similar characteristics. The Fund’s subadviser is Invesco Advisers, Inc. (Invesco Advisers).

MML Strategic Emerging Markets Fund Largest Holdings (% of Net Assets) on 6/30/22
Taiwan Semiconductor Manufacturing Co. Ltd.	6.6%
Housing Development Finance Corp. Ltd.	6.6%
Kotak Mahindra Bank Ltd.	5.0%
Yum China Holdings, Inc.	5.0%
Tata Consultancy Services Ltd.	4.4%
AIA Group Ltd.	4.2%
Grupo Mexico SAB de CV Series B	4.0%
NetEase, Inc. ADR	3.7%
Huazhu Group Ltd. ADR	3.6%
Pernod Ricard SA	3.4%
46.5%

MML Strategic Emerging Markets Fund Sector Table (% of Net Assets) on 6/30/22
Financial	22.0%
Technology	20.5%
Consumer, Cyclical	16.4%
Consumer, Non-cyclical	14.3%
Communications	10.4%
Basic Materials	6.7%
Industrial	4.9%
Energy	0.0%
Total Long-Term Investments	95.2%
Short-Term Investments and Other Assets and Liabilities	4.8%
Net Assets	100.0%

MML U.S. Government Money Market Fund – Portfolio Summaries (Unaudited)

What is the investment approach of MML U.S. Government Money Market Fund, and who is the Fund’s subadviser?

The Fund seeks current income consistent with preservation of capital and liquidity. The Fund normally invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements fully collateralized by cash or U.S. Government securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and repurchase agreements that are fully collateralized by U.S. Government securities. The Fund seeks to maintain, but does not guarantee, a stable $1.00 share price. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund’s subadviser is Barings LLC (Barings).

MML U.S. Government Money Market Fund Portfolio Characteristics (% of Net Assets) on 6/30/22
Discount Notes	86.2%
Repurchase Agreement	11.8%
U.S. Treasury Bill	2.7%
Total Short-Term Investments	100.7%
Other Assets & Liabilities	(0.7)%
Net Assets	100.0%

MML Blend Fund – Portfolio of Investments
June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.9%
Diversified Financial Services — 99.9%
iShares 5-10 Year Investment Grade Corporate Bond ETF	533,589	$27,245,054
iShares Core S&P 500 ETF	474,341	179,846,390
iShares Core S&P Mid-Cap ETF	60,308	13,643,479
iShares Core S&P Small-Cap ETF	66,834	6,176,130
iShares Core S&P Total US Stock Market ETF	2,358,539	197,598,398
iShares Core Total USD Bond Market ETF (a)	2,343,920	109,742,334
iShares Core U.S. Aggregate Bond ETF	1,080,430	109,858,123
iShares iBoxx High Yield Corporate Bond ETF	354,661	26,106,596

TOTAL MUTUAL FUNDS (Cost $700,865,359)		670,216,504

TOTAL LONG-TERM INVESTMENTS (Cost $700,865,359)		670,216,504
	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (b)	$348,906	348,906

TOTAL SHORT-TERM INVESTMENTS (Cost $348,906)		348,906

TOTAL INVESTMENTS — 100.0% (Cost $701,214,265) (c)		670,565,410

Other Assets/(Liabilities) — (0.0)%		(190,105)

NET ASSETS — 100.0%		$670,375,305

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $125,928 or 0.02% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $129,481 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)

Maturity value of $348,909. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $355,910.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments
June 30, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.6%
BANK LOANS — 6.0%
Aerospace & Defense — 0.1%
TransDigm, Inc., 2020 Term Loan F, 1 mo. USD LIBOR + 2.250%
3.916% VRN 12/09/25	$167,445	$158,421
Airlines — 0.2%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
5.813% VRN 4/20/28	120,000	114,257
Air Canada, 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%
4.250% VRN 8/11/28	75,000	68,812
American Airlines, Inc., 2017 Incremental Term Loan, 6 mo. USD LIBOR + 2.000%
2.840% VRN 12/15/23	73,310	70,772
Kestrel Bidco, Inc., Term Loan B, 3 mo. USD LIBOR + 3.000%
4.000% VRN 12/11/26	68,364	61,049
United Airlines, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.750%
5.392% VRN 4/21/28	83,938	77,800
		392,690
Auto Parts & Equipment — 0.0%
Clarios Global LP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
4.916% VRN 4/30/26	129,445	120,546
Beverages — 0.1%
Triton Water Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%
5.750% VRN 3/31/28	279,295	246,279
Building Materials — 0.1%
CP Atlas Buyer, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.750%
5.416% VRN 11/23/27	26,831	23,488
Solis IV BV, USD Term Loan B1, SOFR + 3.500%
4.842% VRN 2/26/29	250,000	214,532
		238,020
Chemicals — 0.2%
Diamond (BC) B.V., 2021 Term Loan B, 3 mo. USD LIBOR + 2.750%
3.989% VRN 9/29/28	174,125	160,413

	Principal Amount	Value
Kraton Corp., 2022 USD Term Loan, 3 mo. USD LIBOR + 3.250%
5.109% VRN 3/15/29	$74,813	$71,072
Olympus Water U.S. Holding Corp., 2021 USD Term Loan B, 3 mo. USD LIBOR + 3.750%
5.982% VRN 11/09/28	99,750	92,674
PMHC II, Inc., 2022 Term Loan B, 3 mo. SOFR + 4.250%
5.287% VRN 4/23/29	195,000	169,244
		493,403
Commercial Services — 0.3%
Allied Universal Holdco, LLC, 2021 USD Incremental Term Loan B, 1 mo. USD LIBOR + 3.750%
5.416% VRN 5/12/28	291,175	266,302
CHG Healthcare Services, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 3.250%
4.750% VRN 9/29/28	133,988	126,417
Mister Car Wash Holdings, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 3.000%
4.666% VRN 5/14/26	47,781	45,053
Prime Security Services Borrower, LLC, 2021 Term Loan,
0.000% 9/23/26 (a)	280,000	260,809
Verscend Holding Corp., 2021 Term Loan B, 1 mo. USD LIBOR + 4.000%
5.666% VRN 8/27/25	69,294	66,176
		764,757
Computers — 0.2%
Magenta Buyer, LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD LIBOR + 5.000%
6.230% VRN 7/27/28	280,000	250,900
McAfee, LLC, 2022 USD Term Loan B, 1 mo. SOFR + 4.000%
5.145% VRN 3/01/29	110,000	99,825
Peraton Corp., Term Loan B, 1 mo. USD LIBOR + 3.750%
5.416% VRN 2/01/28	116,354	109,018
		459,743
Diversified Financial Services — 0.3%
Blackhawk Network Holdings, Inc., 2018 1st Lien Term Loan, 3 mo. USD LIBOR + 3.000%
5.054% VRN 6/15/25	113,365	106,894

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD LIBOR + 2.750%
4.579% VRN 10/22/26	$143,913	$137,328
Citadel Securities LP, 2021 Term Loan B, 1 mo.USD LIBOR + 2.500%
3.649% VRN 2/02/28	280,000	268,713
Deerfield Dakota Holding, LLC, 2020 USD Term Loan B, 1 mo. USD LIBOR + 3.750%
5.275% VRN 4/09/27	117,625	109,832
Jane Street Group, LLC, 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
4.416% VRN 1/26/28	269,316	258,342
		881,109
Electronics — 0.0%
Mirion Technologies, Inc., 2021 Term Loan, 2 mo. USD LIBOR + 2.750%
5.627% VRN 10/20/28	94,288	88,984
Engineering & Construction — 0.1%
Brown Group Holding, LLC, Term Loan B,
0.000% 6/07/28 (a)	279,247	264,413
Entertainment — 0.3%
PCI Gaming Authority, Term Loan, 1 mo. USD LIBOR + 2.500%
4.166% VRN 5/29/26	270,000	257,888
Scientific Games International, Inc., 2022 USD Term Loan, 1 mo. TSFR
4.358% FRN 4/14/29	270,000	255,825
UFC Holdings, LLC, 2021 Term Loan B, 6 mo. USD LIBOR + 2.750%
3.500% VRN 4/29/26	199,357	185,203
		698,916
Food — 0.1%
CHG PPC Parent, LLC, 2021 Term Loan, 1 mo. USD LIBOR + 3.000%
4.688% VRN 12/08/28	119,700	112,817
Froneri International PLC, 2020 USD Term Loan, 1 mo. USD LIBOR + 2.250%
3.916% VRN 1/29/27	279,288	256,364
		369,181
Health Care – Products — 0.2%
Medline Borrower LP, USD Term Loan B, 1 mo. USD LIBOR + 3.250%
4.916% VRN 10/23/28	244,388	226,249

	Principal Amount	Value
Sotera Health Holdings, LLC, 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
4.416% VRN 12/11/26	$270,000	$256,163
		482,412
Health Care – Services — 0.4%
Aveanna Healthcare, LLC
2021 Term Loan B,
0.000% 7/17/28 (a)	140,916	123,478
2021 Delayed Draw Term Loan,
0.000% 7/17/28 (a) (b)	33,019	28,933
Global Medical Response, Inc., 2020 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.250% VRN 10/02/25	269,316	249,961
Phoenix Guarantor, Inc., 2020 Term Loan B,
0.000% 3/05/26 (a)	559,284	521,767
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 1 mo. USD LIBOR
5.845% - 5.892% FRN 7/09/25	145,000	129,557
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 3.750%
5.416% VRN 11/16/25	75,193	70,012
		1,123,708
Insurance — 0.3%
Acrisure, LLC
2020 Term Loan B, 1 mo. USD LIBOR + 3.500%
5.166% VRN 2/15/27	121,566	111,233
2021 First Lien Term Loan B, 1 mo. USD LIBOR + 4.250%
5.916% VRN 2/15/27	124,375	117,120
AmWINS Group, Inc., 2021 Term Loan B, 1 mo.
0.000% 2/19/28 (a)	280,000	264,018
Asurion, LLC
2020 Term Loan B8, 1 mo. USD LIBOR + 3.250%
4.916% VRN 12/23/26	152,675	138,076
2021 Term Loan B9, 1 mo. USD LIBOR + 3.250%
4.916% VRN 7/31/27	74,248	67,009
		697,456
Internet — 0.0%
Proofpoint, Inc., 1st Lien Term Loan, 3 mo. USD LIBOR + 3.250%
4.825% VRN 8/31/28	129,675	120,227

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Leisure Time — 0.2%
Alterra Mountain Co., 2021 Series B-2 Consenting Term Loan, 1 mo. USD LIBOR + 3.500%
5.166% VRN 8/17/28	$269,322	$255,519
Carnival Corp., 2021 Incremental Term Loan B, 6 mo. USD LIBOR + 3.250%
6.127% VRN 10/18/28	218,900	195,916
ClubCorp Holdings, Inc., 2017 Term Loan B, 3 mo. USD LIBOR + 2.750%
5.000% VRN 9/18/24	19,235	17,679
		469,114
Lodging — 0.3%
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.750%
4.416% VRN 12/23/24	269,295	258,803
2020 Term Loan B1, 1 mo. USD LIBOR + 3.500%
5.166% VRN 7/21/25	58,950	56,695
Hilton Worldwide Finance, LLC, 2019 Term Loan B2, 1 mo. USD LIBOR + 1.750%
3.374% VRN 6/22/26	280,000	268,613
Station Casinos, LLC, 2020 Term Loan B,
0.000% 2/08/27 (a)	279,277	262,132
		846,243
Machinery - Diversified — 0.1%
Ali Group North America Co., 2021 Term Loan B,
0.000% 10/13/28 (a)	270,000	257,445
Machinery – Diversified — 0.1%
Vertical U.S. Newco Inc, Term Loan B, 6 mo. USD LIBOR + 3.500%
4.019% VRN 7/30/27	196,526	183,630
Media — 0.3%
DirecTV Financing, LLC, Term Loan, 1 mo. USD LIBOR + 5.000%
6.666% VRN 8/02/27	68,189	62,592
The E.W. Scripps Co., 2019 Term Loan B2, 1 mo. USD LIBOR + 2.562%
4.229% VRN 5/01/26	114,510	109,385
Nexstar Broadcasting, Inc., 2019 Term Loan B4,
0.000% 9/18/26 (a)	369,399	363,345

	Principal Amount	Value
Radiate Holdco, LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 3.250%
4.916% VRN 9/25/26	$144,275	$133,815
		669,137
Packaging & Containers — 0.0%
TricorBraun Holdings, Inc. ., 2021 Term Loan, 1 mo. USD LIBOR + 3.250%
4.916% VRN 3/03/28	69,321	64,308
Pharmaceuticals — 0.5%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD LIBOR + 4.000%
6.250% VRN 10/01/27	237,285	223,937
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B,
0.000% 11/15/27 (a)	560,000	528,013
Horizon Therapeutics USA, Inc., 2021 Term Loan B2, 1 mo. USD LIBOR + 1.750%
3.375% VRN 3/15/28	280,000	269,763
ICON Luxembourg S.A.R.L.
LUX Term Loan,
4.563% 7/03/28	63,451	61,212
US Term Loan,
4.563% 7/03/28	15,809	15,251
Jazz Financing Lux S.A.R.L., USD Term Loan, 1 mo. USD LIBOR + 3.500%
5.166% VRN 5/05/28	222,750	212,065
		1,310,241
Pipelines — 0.1%
CQP Holdco LP, 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
6.000% VRN 6/05/28	216,958	203,398
Traverse Midstream Partners, LLC, 2017 Term Loan, 3 mo. SOFR + 4.250%
5.384% - 5.950% VRN 9/27/24	52,269	49,743
		253,141
Retail — 0.4%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1 mo. USD LIBOR + 1.750%
3.416% VRN 11/19/26	279,284	266,088
Great Outdoors Group, LLC, 2021 Term Loan B1, 1 mo. USD LIBOR + 3.750%
5.416% VRN 3/06/28	172,385	156,698

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Harbor Freight Tools USA, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.750%
4.416% VRN 10/19/27	$279,291	$246,000
Petco Health and Wellness Company, Inc. ., 2021 Term Loan B, 3 mo. USD LIBOR + 3.250%
5.500% VRN 3/03/28	123,438	116,089
PetSmart, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 2/11/28	69,475	65,202
Pilot Travel Centers, LLC, 2021 Term Loan B,
0.000% 8/04/28 (a)	280,000	267,750
		1,117,827
Software — 0.7%
Athenahealth, Inc.
2022 Delayed Draw Term Loan, 1 mo. TSFR + 3.500%
3.500% FRN 2/15/29 (b)	28,986	26,613
2022 Term Loan B, SOFR + 3.500%
5.009% VRN 2/15/29	171,014	157,014
Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, 1 mo. USD LIBOR + 3.000%
4.666% VRN 10/30/26	118,200	111,206
Castle U.S. Holding Corp., USD Term Loan B, 1 mo. USD LIBOR + 3.750%
5.416% VRN 1/29/27	157,000	137,218
DCert Buyer, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 4.000%
5.666% VRN 10/16/26	73,866	70,410
Finastra USA, Inc., USD 2nd Lien Term Loan , 3 mo. USD LIBOR + 7.250%
8.489% VRN 6/13/25	20,000	17,086
Hyland Software, Inc., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%
5.166% VRN 7/01/24	219,296	211,134
Mitchell International, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.750%
5.345% VRN 10/15/28	259,350	235,765
Project Alpha Intermediate Holding, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 4.000%
5.670% VRN 4/26/24	185,433	177,669
Rackspace Technology Global, Inc., 2021 Term Loan B,
0.000% 2/15/28 (a)	280,000	254,450

	Principal Amount	Value
The Ultimate Software Group, Inc., Term Loan B, 1 mo. USD LIBOR + 3.750%
5.416% VRN 5/04/26	$121,853	$114,862
Zelis Healthcare Corporation, 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
4.562% VRN 9/30/26	192,865	181,173
		1,694,600
Telecommunications — 0.2%
Intelsat Jackson Holdings S.A., 2021 Exit Term Loan B, 6 mo. SOFR + 4.250%
4.920% VRN 2/01/29	133,417	122,052
Level 3 Financing, Inc., 2019 Term Loan B,
0.000% 3/01/27 (a)	280,000	258,768
		380,820
Transportation — 0.2%
Genesee & Wyoming, Inc., Term Loan, 3 mo. USD LIBOR + 2.000%
4.250% VRN 12/30/26	548,597	525,764

TOTAL BANK LOANS (Cost $16,279,881)		15,372,535

CORPORATE DEBT — 39.6%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc.
7.500% 6/01/29 (c)	95,000	68,165
Aerospace & Defense — 1.4%
The Boeing Co.
2.196% 2/04/26	300,000	270,217
2.800% 3/01/27	290,000	259,352
2.950% 2/01/30	270,000	225,170
3.200% 3/01/29	300,000	260,043
3.250% 2/01/35	330,000	250,569
3.750% 2/01/50	140,000	98,249
5.705% 5/01/40	130,000	121,753
5.805% 5/01/50	350,000	323,879
5.930% 5/01/60	50,000	45,788
General Dynamics Corp.
4.250% 4/01/40	20,000	19,208
4.250% 4/01/50	50,000	48,155
L3 Harris Technologies, Inc.
5.054% 4/27/45	80,000	78,141
Lockheed Martin Corp.
3.550% 1/15/26	50,000	50,031
3.900% 6/15/32	50,000	49,482
4.150% 6/15/53	320,000	301,124

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Northrop Grumman Corp.
2.930% 1/15/25	$160,000	$156,598
3.250% 1/15/28	290,000	275,791
5.150% 5/01/40	320,000	325,356
Raytheon Technologies Corp.
2.250% 7/01/30	110,000	95,067
3.030% 3/15/52	240,000	180,027
4.125% 11/16/28	160,000	158,189
4.500% 6/01/42	80,000	76,265
		3,668,454
Agriculture — 0.7%
Altria Group, Inc.
2.450% 2/04/32	140,000	105,741
4.400% 2/14/26	190,000	186,916
5.800% 2/14/39	240,000	218,946
5.950% 2/14/49	160,000	141,721
BAT Capital Corp.
3.462% 9/06/29	525,000	450,929
4.540% 8/15/47	170,000	125,321
Cargill, Inc.
1.375% 7/23/23 (c)	180,000	176,468
Philip Morris International, Inc.
1.125% 5/01/23	190,000	186,428
4.500% 3/20/42	80,000	69,606
		1,662,076
Airlines — 1.1%
Delta Air Lines, Inc.
7.000% 5/01/25 (c)	1,780,000	1,803,221
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750% 10/20/28 (c)	550,000	520,259
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (c)	330,000	324,324
Southwest Airlines Co.
4.750% 5/04/23	235,000	236,887
United Airlines, Inc.
4.625% 4/15/29 (c)	65,000	54,722
		2,939,413
Apparel — 0.2%
NIKE, Inc.
2.850% 3/27/30	280,000	257,844
3.250% 3/27/40	130,000	112,051
3.375% 3/27/50	40,000	34,256
		404,151
Auto Manufacturers — 1.2%
Ford Motor Co.
3.250% 2/12/32	1,660,000	1,230,932

	Principal Amount	Value
Ford Motor Credit Co. LLC 3 mo. USD LIBOR + 1.235%
2.646% FRN 2/15/23	$410,000	$406,538
General Motors Financial Co., Inc.
2.400% 10/15/28	275,000	228,820
3.100% 1/12/32	285,000	229,707
Hyundai Capital America
1.800% 10/15/25 (c)	55,000	50,355
Nissan Motor Co. Ltd.
3.043% 9/15/23 (c)	200,000	196,723
3.522% 9/17/25 (c)	410,000	388,298
4.345% 9/17/27 (c)	300,000	275,740
		3,007,113
Auto Parts & Equipment — 0.0%
The Goodyear Tire & Rubber Co.
5.250% 7/15/31 (d)	105,000	84,394
Banks — 10.6%
ABN AMRO Bank NV
4.750% 7/28/25 (c)	260,000	258,747
Banco Santander SA
3 mo. USD LIBOR + 1.120% 2.131% FRN 4/12/23	200,000	199,928
3.496% 3/24/25	600,000	586,588
Bank of America Corp.
5 year CMT + 1.200% 2.482% VRN 9/21/36	520,000	404,432
SOFR + 1.210% 2.572% VRN 10/20/32	190,000	157,156
SOFR + 1.330% 2.972% VRN 2/04/33	1,080,000	922,697
3 mo. USD LIBOR + 1.370% 3.593% VRN 7/21/28	1,830,000	1,728,467
4.000% 1/22/25	700,000	697,449
3 mo. USD LIBOR + 3.150% 4.083% VRN 3/20/51	300,000	259,161
4.200% 8/26/24	380,000	380,725
3 mo. USD LIBOR + 3.705% 6.250% VRN (e)	170,000	164,730
Bank of Montreal 5 year USD Swap + 1.432%
3.803% VRN 12/15/32	350,000	324,927
The Bank of Nova Scotia 5 year CMT + 2.050%
4.588% VRN 5/04/37	440,000	405,616
Barclays PLC 3 mo. USD LIBOR + 1.380%
2.791% FRN 5/16/24	425,000	424,848
BNP Paribas SA
SOFR + 2.074% 2.219% VRN 6/09/26 (c)	200,000	184,806

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SOFR + 1.507% 3.052% VRN 1/13/31 (c)	$390,000	$337,239
4.625% 3/13/27 (c)	260,000	254,826
BPCE SA
1.000% 1/20/26 (c)	250,000	221,873
Citigroup, Inc.
SOFR + .694% 2.014% VRN 1/25/26	95,000	89,070
3 mo. USD LIBOR + 1.100% 2.544% FRN 5/17/24	545,000	540,270
SOFR + 1.280% 3.070% VRN 2/24/28	995,000	923,626
SOFR + 1.939% 3.785% VRN 3/17/33	580,000	524,032
3 mo. USD LIBOR + 1.338% 3.980% VRN 3/20/30	850,000	798,595
4.650% 7/30/45	380,000	349,193
3 mo. USD LIBOR + 3.905% 5.950% VRN (e)	160,000	148,533
Cooperatieve Rabobank UA
4.375% 8/04/25	470,000	466,500
Credit Agricole SA SOFR + 1.676%
1.907% VRN 6/16/26 (c)	270,000	248,536
Credit Suisse Group AG
SOFR + 2.044% 2.193% VRN 6/05/26 (c)	480,000	435,448
SOFR + 1.730% 3.091% VRN 5/14/32 (c)	640,000	510,640
5 year CMT + 6.383% 9.750% VRN (c) (e)	480,000	490,200
Danske Bank A/S
5.375% 1/12/24 (c)	240,000	242,281
The Goldman Sachs Group, Inc.
SOFR + .820% 2.258% FRN 9/10/27	165,000	156,593
3 mo. USD LIBOR + 1.170% 2.581% FRN 5/15/26	555,000	541,685
SOFR + 1.472% 2.908% VRN 7/21/42	240,000	176,133
3.500% 11/16/26	270,000	259,221
3 mo. USD LIBOR + 1.301% 4.223% VRN 5/01/29	500,000	482,619
4.250% 10/21/25	270,000	268,213
4.750% 10/21/45	300,000	279,807
5.150% 5/22/45	290,000	276,545
HSBC Holdings PLC
SOFR + 1.929% 2.099% VRN 6/04/26	510,000	472,367
3 mo. USD LIBOR + 1.380% 3.101% FRN 9/12/26	510,000	506,232

	Principal Amount	Value
SOFR + 2.530% 4.762% VRN 3/29/33	$200,000	$185,172
JP Morgan Chase & Co.
SOFR + 1.015% 2.069% VRN 6/01/29	215,000	185,107
SOFR + 2.040% 2.522% VRN 4/22/31	320,000	273,211
SOFR + 1.250% 2.580% VRN 4/22/32	270,000	227,239
SOFR + .915% 2.595% VRN 2/24/26	160,000	152,198
SOFR + 1.260% 2.963% VRN 1/25/33	265,000	228,113
SOFR + 2.440% 3.109% VRN 4/22/51	110,000	81,181
3.875% 9/10/24	540,000	539,438
3 mo. USD LIBOR + 1.330% 4.452% VRN 12/05/29	940,000	917,141
Lloyds Banking Group PLC 3 mo. USD LIBOR + 1.205%
3.574% VRN 11/07/28	400,000	374,859
Mitsubishi UFJ Financial Group, Inc.
1.412% 7/17/25	435,000	399,785
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	520,000	400,950
SOFR + 1.290% 2.943% VRN 1/21/33	115,000	98,616
SOFR + 1.160% 3.620% VRN 4/17/25	270,000	266,746
SOFR + 1.610% 4.210% VRN 4/20/28	205,000	200,708
National Securities Clearing Corp.
1.500% 4/23/25 (c)	250,000	235,465
NatWest Markets PLC
0.800% 8/12/24 (c)	200,000	185,817
Royal Bank of Canada
1.150% 6/10/25	310,000	287,073
Santander Holdings SOFR + 1.249%
2.490% VRN 1/06/28	135,000	119,315
The Toronto-Dominion Bank
1.150% 6/12/25	300,000	277,046
UBS Group AG
4.253% 3/23/28 (c)	340,000	330,327
5 year USD Swap + 4.344% 7.000% VRN (c) (e)	500,000	487,061
US Bancorp
1.450% 5/12/25	280,000	262,634
Wells Fargo & Co.
SOFR + 2.000% 2.188% VRN 4/30/26	200,000	187,279

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SOFR + 1.432% 2.879% VRN 10/30/30	$235,000	$207,122
3.000% 10/23/26	430,000	406,549
3 mo. USD LIBOR + 1.170% 3.196% VRN 6/17/27	245,000	232,217
SOFR + 1.500% 3.350% VRN 3/02/33	360,000	320,391
SOFR + 2.130% 4.611% VRN 4/25/53	2,050,000	1,909,285
		27,078,599
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.650% 2/01/26	680,000	669,676
Anheuser-Busch InBev Worldwide, Inc.
3.500% 6/01/30	130,000	122,156
4.600% 4/15/48	460,000	415,202
The Coca-Cola Co.
1.450% 6/01/27	250,000	226,594
2.600% 6/01/50	80,000	60,024
Molson Coors Beverage Co.
3.000% 7/15/26	50,000	47,027
4.200% 7/15/46	50,000	41,211
PepsiCo, Inc.
1.625% 5/01/30	170,000	144,538
		1,726,428
Biotechnology — 0.1%
Gilead Sciences, Inc.
3.700% 4/01/24	130,000	130,193
Illumina, Inc.
0.550% 3/23/23	165,000	161,543
		291,736
Chemicals — 0.4%
Equate Petrochemical BV
4.250% 11/03/26 (c)	240,000	235,220
OCP SA
3.750% 6/23/31 (c)	260,000	196,300
5.125% 6/23/51 (c)	220,000	145,481
Orbia Advance Corp. SAB de CV
2.875% 5/11/31 (c)	490,000	393,225
		970,226
Commercial Services — 0.4%
Cintas Corp. No 2
3.700% 4/01/27	160,000	158,233
DP World Ltd.
5.625% 9/25/48 (c)	330,000	308,709

	Principal Amount	Value
PayPal Holdings, Inc.
1.650% 6/01/25	$270,000	$254,937
Triton Container International Ltd.
1.150% 6/07/24 (c)	90,000	84,167
Triton Container International Ltd. / TAL International Container Corp.
3.250% 3/15/32	160,000	130,149
		936,195
Computers — 0.3%
Apple, Inc.
2.450% 8/04/26	480,000	459,721
International Business Machines Corp.
3.000% 5/15/24	320,000	317,691
		777,412
Cosmetics & Personal Care — 0.1%
GSK Consumer Healthcare Capital US LLC
3.375% 3/24/29 (c)	260,000	243,711
The Procter & Gamble Co.
3.000% 3/25/30	100,000	94,574
		338,285
Distribution & Wholesale — 0.0%
BCPE Empire Holdings, Inc.
7.625% 5/01/27 (c)	85,000	69,197
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450% 10/29/26	170,000	148,225
3.000% 10/29/28	160,000	135,020
3.150% 2/15/24	190,000	184,006
3.400% 10/29/33	420,000	332,680
Air Lease Corp.
1.875% 8/15/26	170,000	147,065
American Express Co.
3.375% 5/03/24	130,000	129,165
4.050% 5/03/29	210,000	206,729
Aviation Capital Group LLC
1.950% 9/20/26 (c)	395,000	336,065
Avolon Holdings Funding Ltd.
3.250% 2/15/27 (c)	370,000	322,172
CI Financial Corp.
4.100% 6/15/51	115,000	74,936
The Goldman Sachs Group, Inc.
3.000% 3/15/24	550,000	542,459
Mastercard, Inc.
3.850% 3/26/50	50,000	46,093
Nasdaq, Inc.
3.950% 3/07/52	45,000	36,811

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SPARC EM SPC Panama Metro Line 2 SP
0.000% 12/05/22 (c)	$37,207	$36,463
Visa, Inc.
3.150% 12/14/25	200,000	197,749
4.300% 12/14/45	160,000	158,921
		3,034,559
Electric — 1.0%
Berkshire Hathaway Energy Co.
4.600% 5/01/53 (c)	255,000	246,275
Consolidated Edison Co. of New York, Inc.
3.350% 4/01/30	70,000	65,362
3.950% 4/01/50	50,000	43,686
Duke Energy Carolinas LLC
2.850% 3/15/32	35,000	31,145
Duke Energy Corp.
3.950% 8/15/47	355,000	289,681
Duke Energy Ohio, Inc.
3.650% 2/01/29	260,000	248,766
Exelon Corp.
4.100% 3/15/52 (c)	65,000	55,979
Monongahela Power Co.
5.400% 12/15/43 (c)	145,000	144,087
Pacific Gas and Electric Co.
1.367% 3/10/23	380,000	374,196
2.500% 2/01/31	255,000	195,566
Sierra Pacific Power Co.
2.600% 5/01/26	1,000,000	952,208
		2,646,951
Entertainment — 0.3%
Magallanes, Inc.
3.755% 3/15/27 (c)	250,000	234,486
4.279% 3/15/32 (c)	430,000	385,698
5.050% 3/15/42 (c)	20,000	17,080
5.141% 3/15/52 (c)	300,000	253,454
		890,718
Environmental Controls — 0.1%
Republic Services, Inc.
2.500% 8/15/24	230,000	222,903
Food — 0.3%
Danone SA
2.589% 11/02/23 (c)	320,000	316,383
Mars, Inc.
2.700% 4/01/25 (c)	140,000	136,878
3.200% 4/01/30 (c)	80,000	74,464

	Principal Amount	Value
Mondelez International, Inc.
1.500% 5/04/25	$390,000	$364,424
		892,149
Forest Products & Paper — 0.2%
Suzano Austria GmbH
3.125% 1/15/32	80,000	60,227
3.750% 1/15/31	430,000	347,311
		407,538
Gas — 0.2%
The Brooklyn Union Gas Co.
4.487% 3/04/49 (c)	435,000	371,118
The East Ohio Gas Co.
3.000% 6/15/50 (c)	45,000	32,710
		403,828
Health Care – Products — 0.1%
Abbott Laboratories
3.750% 11/30/26	140,000	140,905
4.750% 11/30/36	80,000	85,059
4.900% 11/30/46	100,000	105,411
		331,375
Health Care – Services — 0.7%
Centene Corp.
2.500% 3/01/31	285,000	226,222
Elevance Health, Inc.
2.375% 1/15/25	210,000	202,347
3.650% 12/01/27	140,000	136,471
HCA, Inc.
4.125% 6/15/29	220,000	200,963
Health Care Service Corp.
3.200% 6/01/50 (c)	145,000	109,800
Humana, Inc.
4.625% 12/01/42	140,000	130,632
UnitedHealth Group, Inc.
1.250% 1/15/26	240,000	221,599
2.300% 5/15/31	220,000	191,061
3.875% 8/15/59	300,000	260,416
Unitedhealth Group, Inc.
4.000% 5/15/29	100,000	99,245
4.200% 5/15/32	80,000	80,336
		1,859,092
Home Builders — 0.1%
Lennar Corp.
4.500% 4/30/24	100,000	99,831
4.750% 11/29/27	40,000	38,895
		138,726

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 0.4%
Athene Global Funding SOFR Index + .560%
1.824% 8/19/24 (c)	$465,000	$451,095
Berkshire Hathaway Finance Corp.
2.850% 10/15/50	150,000	108,768
3.850% 3/15/52	90,000	77,620
New York Life Global Funding
0.950% 6/24/25 (c)	100,000	92,217
Principal Life Global Funding II
1.250% 6/23/25 (c)	110,000	101,119
Prudential Financial, Inc.
3.905% 12/07/47	190,000	164,855
Teachers Insurance & Annuity Association of America
4.900% 9/15/44 (c)	80,000	77,084
		1,072,758
Internet — 1.0%
Alphabet, Inc.
1.900% 8/15/40	100,000	72,076
2.050% 8/15/50	60,000	40,549
Amazon.com, Inc.
3.150% 8/22/27	500,000	486,891
3.600% 4/13/32 (d)	470,000	454,016
3.875% 8/22/37	190,000	180,817
3.950% 4/13/52	280,000	259,879
Prosus NV
3.061% 7/13/31 (c)	570,000	420,744
3.832% 2/08/51 (c)	210,000	127,259
4.027% 8/03/50 (c)	310,000	193,611
Tencent Holdings Ltd.
3.680% 4/22/41 (c)	210,000	169,715
3.840% 4/22/51 (c)	320,000	249,796
		2,655,353
Iron & Steel — 0.1%
Vale Overseas Ltd.
6.875% 11/21/36	170,000	182,385
Lodging — 0.4%
Las Vegas Sands Corp.
3.200% 8/08/24	860,000	810,012
Sands China Ltd.
5.125% STEP 8/08/25	390,000	328,158
		1,138,170
Machinery – Diversified — 0.1%
Deere & Co.
3.750% 4/15/50 (d)	260,000	239,394

	Principal Amount	Value
Otis Worldwide Corp.
2.056% 4/05/25	$140,000	$132,696
		372,090
Media — 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 1/15/34 (c)	65,000	50,213
4.500% 6/01/33 (c)	810,000	639,900
4.750% 3/01/30 (c)	105,000	89,888
4.750% 2/01/32 (c)	65,000	53,625
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 3/01/42	240,000	167,343
4.200% 3/15/28	560,000	527,416
4.400% 4/01/33	290,000	259,301
4.908% 7/23/25	240,000	240,355
5.250% 4/01/53	450,000	384,329
5.500% 4/01/63	150,000	128,179
Comcast Corp.
2.887% 11/01/51	550,000	396,065
3.400% 4/01/30	525,000	494,073
3.750% 4/01/40	120,000	105,668
3.950% 10/15/25	155,000	155,763
4.150% 10/15/28	270,000	269,575
CSC Holdings LLC
6.500% 2/01/29 (c)	700,000	630,105
DISH DBS Corp.
5.125% 6/01/29	60,000	36,250
5.750% 12/01/28 (c)	70,000	51,829
Fox Corp.
5.476% 1/25/39	90,000	87,702
		4,767,579
Mining — 0.9%
Anglo American Capital PLC
4.750% 4/10/27 (c)	230,000	227,927
Barrick Gold Corp.
5.250% 4/01/42	20,000	19,771
Barrick North America Finance LLC
5.700% 5/30/41	80,000	83,193
5.750% 5/01/43	80,000	83,578
BHP Billiton Finance USA Ltd.
5.000% 9/30/43	100,000	103,302
Freeport-McMoRan, Inc.
4.625% 8/01/30	120,000	111,334
5.450% 3/15/43	470,000	434,774
Glencore Funding LLC
1.625% 4/27/26 (c)	240,000	212,550
3.375% 9/23/51 (c)	175,000	120,122

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
4.000% 3/27/27 (c)	$140,000	$134,993
4.125% 3/12/24 (c)	270,000	268,839
Southern Copper Corp.
5.250% 11/08/42	450,000	439,546
		2,239,929
Miscellaneous - Manufacturing — 0.2%
3M Co.
3.050% 4/15/30	290,000	271,162
3.700% 4/15/50 (d)	180,000	155,276
		426,438
Oil & Gas — 3.3%
BP Capital Markets America, Inc.
2.939% 6/04/51	175,000	125,648
3.001% 3/17/52	230,000	166,887
3.119% 5/04/26	410,000	396,601
3.633% 4/06/30	120,000	113,793
Chesapeake Energy Corp.
5.875% 2/01/29 (c)	100,000	94,300
Chevron Corp.
1.995% 5/11/27	440,000	405,061
Continental Resources, Inc.
2.268% 11/15/26 (c)	195,000	172,846
5.750% 1/15/31 (c)	250,000	240,922
Coterra Energy, Inc.
3.900% 5/15/27 (c)	230,000	220,838
4.375% 3/15/29 (c)	220,000	216,225
Devon Energy Corp.
5.000% 6/15/45 (d)	440,000	410,049
5.600% 7/15/41	140,000	139,669
5.850% 12/15/25	120,000	125,022
Diamondback Energy, Inc.
3.250% 12/01/26	140,000	136,839
3.500% 12/01/29	160,000	146,897
Ecopetrol SA
5.875% 5/28/45	770,000	523,088
EOG Resources, Inc.
3.900% 4/01/35	200,000	185,159
4.150% 1/15/26	70,000	70,605
4.375% 4/15/30	60,000	60,372
4.950% 4/15/50	40,000	41,560
Exxon Mobil Corp.
2.992% 3/19/25	340,000	334,931
3.043% 3/01/26	130,000	127,648
3.482% 3/19/30	190,000	182,648
4.227% 3/19/40	205,000	194,598
4.327% 3/19/50	20,000	18,977
KazMunayGas National Co. JSC
5.375% 4/24/30 (c)	200,000	176,214

	Principal Amount	Value
Marathon Petroleum Corp.
5.125% 12/15/26	$185,000	$189,555
Occidental Petroleum Corp.
6.125% 1/01/31 (d)	85,000	86,141
6.450% 9/15/36	50,000	51,250
6.625% 9/01/30	60,000	61,800
Petrobras Global Finance BV
5.500% 6/10/51 (d)	610,000	462,685
5.999% 1/27/28 (d)	900,000	895,500
7.375% 1/17/27	260,000	275,402
Pioneer Natural Resources Co.
1.900% 8/15/30	170,000	139,200
Reliance Industries Ltd.
3.625% 1/12/52 (c)	330,000	240,805
Shell International Finance BV
2.750% 4/06/30	240,000	217,114
2.875% 5/10/26	130,000	125,674
3.250% 4/06/50	330,000	261,835
Sinopec Group Overseas Development 2014 Ltd.
4.375% 4/10/24 (c)	330,000	335,278
Southwestern Energy Co.
4.750% 2/01/32	70,000	59,651
5.375% 2/01/29	75,000	69,570
		8,498,857
Oil & Gas Services — 0.1%
Halliburton Co.
2.920% 3/01/30	105,000	92,945
5.000% 11/15/45 (d)	100,000	92,277
		185,222
Packaging & Containers — 0.0%
Clydesdale Acquisition Holdings, Inc.
6.625% 4/15/29 (c)	95,000	89,350
Pharmaceuticals — 2.8%
AbbVie, Inc.
2.600% 11/21/24	880,000	852,670
2.950% 11/21/26	260,000	246,609
3.200% 11/21/29	600,000	552,954
4.700% 5/14/45	25,000	23,666
Bausch Health Cos., Inc.
6.125% 2/01/27 (c) (d)	50,000	42,500
Becton Dickinson and Co.
3.363% 6/06/24	80,000	79,239
Bristol-Myers Squibb Co.
4.350% 11/15/47	220,000	210,945
Cigna Corp.
3.750% 7/15/23	160,000	160,370
4.125% 11/15/25	100,000	100,209

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
4.375% 10/15/28	$760,000	$754,036
4.900% 12/15/48	230,000	222,096
CVS Health Corp.
2.125% 9/15/31 (d)	330,000	268,422
4.250% 4/01/50	70,000	60,786
4.300% 3/25/28	580,000	574,817
5.050% 3/25/48	220,000	211,925
Johnson & Johnson
0.550% 9/01/25	120,000	110,689
0.950% 9/01/27	40,000	35,326
3.625% 3/03/37	320,000	304,400
Merck & Co., Inc.
0.750% 2/24/26	200,000	181,427
1.450% 6/24/30	120,000	99,962
Owens & Minor, Inc.
6.625% 4/01/30 (c)	95,000	86,567
Pfizer, Inc.
0.800% 5/28/25	270,000	251,626
1.700% 5/28/30	280,000	238,906
Teva Pharmaceutical Finance Netherlands III BV
3.150% 10/01/26	1,700,000	1,394,000
		7,064,147
Pipelines — 2.5%
Cameron LNG LLC
3.302% 1/15/35 (c)	150,000	128,796
Energy Transfer LP
3.900% 7/15/26	750,000	721,754
4.750% 1/15/26	240,000	239,355
6.250% 4/15/49	320,000	311,822
Enterprise Products Operating LLC
4.150% 10/16/28	1,030,000	1,008,061
EQM Midstream Partners LP
4.750% 1/15/31 (c) (d)	140,000	111,650
Kinder Morgan Energy Partners LP
6.950% 1/15/38	355,000	383,626
Kinder Morgan, Inc.
4.300% 3/01/28	110,000	107,185
MPLX LP
4.700% 4/15/48	400,000	338,296
Targa Resources Corp.
4.950% 4/15/52	40,000	34,496
5.200% 7/01/27 (f)	170,000	170,978
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31	140,000	127,624
Tennessee Gas Pipeline Co. LLC
2.900% 3/01/30 (c)	30,000	25,975

	Principal Amount	Value
Western Midstream Operating LP
3 mo. USD LIBOR + 1.850% 2.621% FRN 1/13/23	$90,000	$89,550
3.600% STEP 2/01/25	240,000	221,100
4.550% STEP 2/01/30	900,000	778,500
5.750% STEP 2/01/50	1,740,000	1,398,711
The Williams Cos., Inc.
3.500% 10/15/51	125,000	93,613
3.750% 6/15/27	250,000	239,668
		6,530,760
Real Estate Investment Trusts (REITS) — 0.1%
Crown Castle International Corp.
3.300% 7/01/30	35,000	30,949
MPT Operating Partnership LP / MPT Finance Corp.
3.500% 3/15/31	110,000	85,800
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.750% 9/17/24 (c)	220,000	212,503
		329,252
Retail — 0.6%
Costco Wholesale Corp.
1.375% 6/20/27	190,000	170,981
1.600% 4/20/30	110,000	93,019
The Home Depot, Inc.
2.700% 4/15/30	70,000	63,651
3.300% 4/15/40	120,000	102,367
3.350% 4/15/50	260,000	212,418
Lowe’s Cos., Inc.
4.500% 4/15/30	50,000	49,521
McDonald’s Corp.
3.500% 7/01/27	300,000	294,387
3.600% 7/01/30	190,000	181,304
4.450% 3/01/47	230,000	214,423
Walmart, Inc.
1.500% 9/22/28	80,000	70,296
1.800% 9/22/31	40,000	34,059
		1,486,426
Semiconductors — 0.6%
Broadcom, Inc.
3.419% 4/15/33 (c)	396,000	328,389
Intel Corp.
1.600% 8/12/28	190,000	166,520
3.050% 8/12/51	100,000	74,958
NVIDIA Corp.
2.850% 4/01/30	90,000	82,635
3.500% 4/01/40	240,000	210,993
3.500% 4/01/50	170,000	145,248

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
3.700% 4/01/60	$170,000	$143,692
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.875% 6/18/26	245,000	236,308
Texas Instruments, Inc.
1.750% 5/04/30	110,000	94,560
		1,483,303
Software — 0.6%
Clarivate Science Holdings Corp.
4.875% 7/01/29 (c) (d)	135,000	110,835
Microsoft Corp.
2.400% 8/08/26	770,000	740,970
2.921% 3/17/52	260,000	206,655
3.041% 3/17/62	70,000	54,767
Oracle Corp.
3.850% 4/01/60	340,000	235,287
Workday, Inc.
3.700% 4/01/29	95,000	89,025
3.800% 4/01/32 (d)	100,000	91,648
		1,529,187
Telecommunications — 2.4%
AT&T, Inc.
1.650% 2/01/28	460,000	398,638
2.750% 6/01/31	160,000	138,535
3.500% 9/15/53	619,000	472,649
3.550% 9/15/55	225,000	169,699
Intelsat Jackson Holdings S.A.
6.500% 3/15/30 (c)	65,000	53,625
T-Mobile USA, Inc.
2.250% 2/15/26	205,000	185,956
2.550% 2/15/31	500,000	421,835
3.375% 4/15/29	50,000	43,710
3.400% 10/15/52	230,000	171,031
3.500% 4/15/25	350,000	342,614
3.500% 4/15/31	770,000	669,515
3.875% 4/15/30	430,000	402,395
Telefonica Emisiones SA
5.213% 3/08/47	150,000	133,657
Verizon Communications, Inc.
2.355% 3/15/32	1,290,000	1,072,756
2.650% 11/20/40	25,000	18,485
3.850% 11/01/42	610,000	522,633
3.875% 2/08/29	550,000	533,192
3.875% 3/01/52	525,000	444,552
		6,195,477
Transportation — 0.2%
Union Pacific Corp.
2.150% 2/05/27	50,000	46,402

	Principal Amount	Value
2.891% 4/06/36	$270,000	$226,169
3.750% 7/15/25	70,000	70,145
3.750% 2/05/70	150,000	119,973
3.839% 3/20/60	120,000	100,923
		563,612

TOTAL CORPORATE DEBT (Cost $107,695,718)		101,659,978

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.0%
Automobile Asset-Backed Securities — 0.2%
Hertz Vehicle Financing LLC, Series 2022-4A, Class A
3.730% 9/25/26 (c)	540,000	532,077
Commercial Mortgage-Backed Securities — 5.2%
BANK
Series 2020-BN28, Class AS, 2.140% 3/15/63	380,000	306,738
Series 2022-BNK39, Class AS, 3.181% 2/15/55	302,000	245,002
Series 2017-BNK5, Class C, 4.346% VRN 6/15/60 (g)	200,000	183,845
Benchmark Mortgage Trust
Series 2020-B19, Class AS, 2.148% 9/15/53	380,000	310,338
Series 2020-B18, Class AGNF, 4.139% 7/15/53 (c)	378,000	317,276
BPR Trust 2021-TY, Series 2021-TY, Class A, 1 mo. USD LIBOR + 1.050%
2.374% FRN 9/15/38 (c)	550,000	529,383
BX Commercial Mortgage Trust
Series 2021-VOLT, Class F, 1 mo. USD LIBOR + 2.400% 3.724% FRN 9/15/36 (c)	405,000	377,824
Series 2021-21M, Class H, 1 mo. USD LIBOR + 4.010% 5.334% FRN 10/15/36 (c)	396,000	369,653
BX Trust, Series 2019-OC11, Class E,
4.076% VRN 12/09/41 (c) (g)	374,000	300,915
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA,
1.145% VRN 1/10/48 (g)	5,370,469	154,291
Citigroup Commercial Mortgage Trust
Series 2016-GC36, Class D, 2.850% 2/10/49 (c)	201,000	135,046
Series 2019-GC41, Class B, 3.199% 8/10/56	163,000	141,744
Series 2020-420K, Class D, 3.422% VRN 11/10/42 (c) (g)	200,000	156,739

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-420K, Class E, 3.422% VRN 11/10/42 (c) (g)	$200,000	$147,823
Series 2017-C4, Class B, 4.096% VRN 10/12/50 (g)	340,000	314,736
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class XA, 0.962% VRN 4/15/50 (g)	7,913,964	126,965
Series 2019-C16, Class B, 3.885% 6/15/52	334,000	299,899
Series 2015-C4, Class C, 4.711% VRN 11/15/48 (g)	427,000	406,710
CSMC 2021-B33, Series 2021-B33, Class B,
3.766% VRN 10/10/43 (c) (g)	300,000	253,614
DBGS Mortgage Trust, Series 2018-5BP, Class F, 1 mo. USD LIBOR + 2.600%
3.924% FRN 6/15/33 (c)	550,000	495,891
GS Mortgage Securities Trust
Series 2015-GS1, Class XA, 0.906% VRN 11/10/48 (g)	7,704,297	170,584
Series 2013-GC10, Class XA, 1.606% VRN 2/10/46 (g)	4,101,641	14,391
Series 2018-RIVR, Class C, 1 mo. USD LIBOR + 1.250% 2.574% FRN 7/15/35 (c)	167,000	160,162
Series 2014-GC26, Class D, 4.672% VRN 11/10/47 (c) (g)	763,000	533,997
Hospitality Mortgage Trust, Series 2019-HIT, Class F, 1 mo. USD LIBOR + 3.150%
4.474% FRN 11/15/36 (c)	390,279	359,207
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class XA, 1.051% VRN 1/15/49 (g)	3,509,785	90,261
Series 2016-JP2, Class B, 3.460% 8/15/49	174,000	158,173
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class XA, 0.581% VRN 7/15/48 (g)	8,149,130	96,180
Series 2015-C29, Class XA, 0.722% VRN 5/15/48 (g)	6,020,289	83,045
Series 2014-C25, Class XA, 0.967% VRN 11/15/47 (g)	3,799,797	59,543
Series 2015-C28, Class XA, 1.095% VRN 10/15/48 (g)	6,417,467	116,381
Series 2015-C27, Class D, 3.944% VRN 2/15/48 (c) (g)	704,000	594,175
Series 2015-C28, Class B, 3.986% 10/15/48	340,000	322,408

	Principal Amount	Value
Series 2014-C23, Class D, 4.133% VRN 9/15/47 (c) (g)	$391,000	$355,048
Series 2013-C17, Class C, 5.049% VRN 1/15/47 (g)	400,000	389,668
Med Trust 2021-MDLN, Series 2021-MDLN, Class D, 1 mo. USD LIBOR + 2.000%
3.325% FRN 11/15/38 (c)	396,000	375,176
MF1 Ltd., Series 2020-FL3, Class AS, 1 mo. TSFR + 2.964%
4.243% 7/15/35 (c)	318,000	312,118
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class XA,
1.014% VRN 12/15/48 (g)	5,948,338	140,700
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 1 mo. TSFR + 1.397%
2.676% FRN 3/15/39 (c)	540,000	525,115
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 1 mo. USD LIBOR + 2.200%
3.524% FRN 6/15/35 (c)	368,000	340,060
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA,
2.061% VRN 10/10/48 (g)	3,518,861	167,731
SLG Office Trust
Series 2021-OVA, Class E, 2.851% 7/15/41 (c)	260,000	200,073
Series 2021-OVA, Class F, 2.851% 7/15/41 (c)	260,000	191,219
TTAN, Series 2021-MHC, Class F, 1 mo. USD LIBOR + 2.900%
4.225% FRN 3/15/38 (c)	384,020	354,233
TTAN 2021-MHC, Series 2021-MHC, Class A, 1 mo. USD LIBOR + .850%
2.175% FRN 3/15/38 (c)	528,651	508,845
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class C,
4.206% VRN 3/10/46 (c) (g)	393,000	383,066
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class XA, 0.781% VRN 7/15/58 (g)	9,707,482	151,666
Series 2015-P2, Class XA, 1.088% VRN 12/15/48 (g)	3,616,030	95,090
Series 2019-C53, Class XA, 1.139% VRN 10/15/52 (g)	4,299,438	235,580

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2016-C35, Class B, 3.438% 7/15/48	$328,000	$304,397
		13,362,724
Other Asset-Backed Securities — 2.6%
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B,
5.682% STEP 12/16/41 (c)	711,025	574,269
CLI Funding VI LLC, Series 2020-3A, Class A
2.070% 10/18/45 (c)	200,625	182,414
Dividend Solar Loans LLC, Series 2018-1, Class B
4.290% 7/20/38 (c)	593,651	573,595
Helios Issuer LLC, Series 2020-AA, Class A
2.980% 6/20/47 (c)	391,342	360,068
Hero Funding Trust, Series 2016-4A, Class A2
4.290% 9/20/47 (c)	120,245	119,426
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (c)	348,051	315,675
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class A2C, 1 mo. USD LIBOR + .150%
1.774% FRN 8/25/37	1,268,003	1,223,585
Mosaic Solar Loans LLC
Series 2021-3A, Class B, 1.920% 6/20/52 (c)	442,890	377,431
Series 2020-1A, Class A, 2.100% 4/20/46 (c)	281,096	265,624
Series 2020-2A, Class B, 2.210% 8/20/46 (c)	313,600	289,651
Series 2017-1A, Class A, 4.450% 6/20/42 (c)	236,484	231,712
Sunnova Helios VII Issuer LLC, Series 2021-C, Class C
2.630% 10/20/48 (c)	474,563	426,726
Sunnova Sol III Issuer LLC, Series 2021-1, Class A
2.580% 4/28/56 (c)	473,005	404,483
Textainer Marine Containers VII Ltd., Series 2020-2A, Class A
2.100% 9/20/45 (c)	416,989	376,875
Upstart Securitization Trust, Series 2021-3, Class C
3.280% 7/20/31 (c)	500,000	472,877
Vault DI Issuer LLC, Series 2021-1A, Class A2
2.804% 7/15/46 (c)	500,000	457,777

	Principal Amount	Value
Washington Mutural Asset-Backed Certificates Trust, Series 2006-HE5, Class 2A2, 1 mo. USD LIBOR + .180%
1.804% FRN 10/25/36	$56,781	$25,712
		6,677,900
Student Loans Asset-Backed Securities — 0.5%
College Avenue Student Loans LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200%
2.824% FRN 12/26/47 (c)	245,065	243,224
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A
2.460% 11/15/68 (c)	277,123	264,529
SoFi Professional Loan Program LLC
Series 2017-D, Class BFX, 3.610% 9/25/40 (c)	350,000	341,091
Series 2018-B, Class BFX, 3.830% 8/25/47 (c)	500,000	475,556
		1,324,400
Whole Loan Collateral Collateralized Mortgage Obligations — 5.1%
CHL GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.750%
4.374% FRN 5/25/23 (c)	500,000	493,259
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A,
3.110% VRN 4/25/37 (g)	699,373	619,813
Countrywide Alternative Loan Trust
Series 2006-13T1, Class A11, 6.000% 5/25/36	1,689,666	1,020,685
Series 2006-12CB, Class A5, 6.000% 5/25/36	1,946,894	1,266,149
Countrywide Home Loans Mortgage Pass-Through Trust
Series 2007-HYB2, Class 3A1, 2.730% VRN 2/25/47 (g)	843,964	745,543
Series 2007-3, Class A21, 6.000% 4/25/37	1,373,016	801,198
Series 2007-14, Class A6, 6.000% 9/25/37	1,198,412	742,321
CSMC 2021-NQM8, Series 2021-NQM8, Class A1,
1.841% VRN 10/25/66 (c) (g)	142,857	128,642
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD LIBOR + .340%
1.952% FRN 12/19/36	628,806	544,713
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1,
2.489% VRN 9/25/56 (c) (g)	1,028,000	732,932

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1,
2.564% VRN 7/25/35 (g)	$264,877	$235,231
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1,
3.452% VRN 2/25/36 (g)	1,538,165	1,219,619
PRKCM 2021-AFC2 Trust, Series 2021-AFC2, Class A1,
2.071% VRN 11/25/56 (c) (g)	140,999	123,761
PRKCM 2022-AFC1 Trust, Series 2022-AFC1, Class A1
4.100% 4/25/57 (c)	530,000	518,148
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3,
6.500% VRN 10/26/37 (c) (g)	681,570	347,362
RFMSI Trust, Series 2007-S4, Class A5, 1 mo. USD LIBOR + .600%
6.000% FRN 4/25/37	166,377	148,424
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2,
3.027% VRN 10/25/37 (g)	581,483	472,708
Verus Securitization Trust
Series 2021-4, Class M1, 2.195% VRN 7/25/66 (c) (g)	1,000,000	739,277
Series 2021-R1, Class M1, 2.338% 10/25/63 (c)	1,500,000	1,369,296
4.910% 1/25/67 (c)	300,000	297,117
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5,
6.850% STEP 5/25/36	708,072	631,777
		13,197,975
Whole Loan Collateral Planned Amortization Classes — 0.4%
Countrywide Alternative Loan Trust, Series 2006-19CB, Class A15
6.000% 8/25/36	1,361,443	926,440

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $43,972,814)		36,021,516

SOVEREIGN DEBT OBLIGATIONS — 6.4%
Brazilian Government International Bond
3.750% 9/12/31 (d)	950,000	774,303
5.625% 2/21/47	300,000	230,788
Colombia Government International Bond
3.250% 4/22/32 (d)	430,000	310,712

	Principal Amount	Value
4.125% 2/22/42	$440,000	$273,384
Indonesia Government International Bond
3.500% 1/11/28	700,000	668,459
5.125% 1/15/45 (c)	830,000	795,231
6.500% 2/15/31 IDR (h)	59,120,000,000	3,785,902
Israel Government International Bond
2.750% 7/03/30	310,000	287,441
Mexican Bonos
7.750% 11/23/34 MXN (h)	8,220,000	368,748
7.750% 11/13/42 MXN (h)	144,850,000	6,294,829
Mexico Government International Bond
2.659% 5/24/31 (d)	200,000	163,127
3.750% 1/11/28	205,000	195,547
4.280% 8/14/41	450,000	351,377
Nigeria Government International Bond
7.143% 2/23/30 (c)	210,000	148,050
Panama Government International Bond
2.252% 9/29/32	200,000	155,806
4.300% 4/29/53	200,000	156,831
Peruvian Government International Bond
6.550% 3/14/37	460,000	498,088
Provincia de Buenos Aires/Government Bonds,
3.900% STEP 9/01/37 (c)	540,000	159,805
Republic of Kenya Government International Bond
6.300% 1/23/34 (c)	370,000	229,822
Republic of Poland Government International Bond
4.000% 1/22/24	540,000	539,454
		16,387,704

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $17,175,667)		16,387,704

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (i) — 26.4%
Collateralized Mortgage Obligations — 5.5%
Federal Home Loan Mortgage Corp.
2.000% 3/25/51	1,468,965	204,832
2.500% 2/25/51	274,668	38,365
Federal Home Loan Mortgage Corp. REMICS
Series 4481, Class B, 3.000% 12/15/42	1,246,603	1,249,829

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 4483, Class CA, 3.000% 6/15/44	$1,943,832	$1,900,424
Federal Home Loan Mortgage Corp. SCRT (g) Series 2018-2, Class HV 3.000% 11/25/57	2,609,561	2,475,014
Federal National Mortgage Association
2.000% 8/25/50	300,000	258,197
Series 2021-48, Class NS, 30 day SOFR + 3.650%, 2.724% FRN 8/25/51	1,075,497	72,153
Series 2018-18, Class ZG, 3.000% 6/25/50	2,498,859	2,054,673
3.000% 1/25/51	430,981	76,561
3.500% 9/25/45	126,975	121,641
Federal National Mortgage Association REMICS
Series 2018-21, Class PO, 0.000% 4/25/48	725,725	564,066
Series 2018-44, Class PZ, 3.500% 6/25/48	2,998,824	2,964,670
Government National Mortgage Association
1.450% 1/16/63	311,961	260,055
Series 2022-3, Class B, 1.850% 2/16/61	500,000	326,740
Series 2020-175, Class GI, 2.000% 11/20/50	169,522	19,684
2.000% 9/16/61	1,200,000	727,717
Series 2021-103, Class SA, 30 day SOFR + 3.250%, 2.479% FRN 4/20/51	1,346,318	46,625
Series 2022-115, Class MI, 2.500% 5/20/51	554,354	64,794
2.500% 6/20/51	476,598	71,090
2.500% 10/20/51	576,232	80,413
3.000% 3/20/51	732,543	111,260
Series 2021-98, Class IG, 3.000% 6/20/51	1,060,990	162,368
Series 2021-137, Class IQ, 3.000% 8/20/51	1,509,637	223,114
Series 2021-117, Class ID, 3.500% 6/20/51	832,442	97,377
		14,171,662
Pass-Through Securities — 19.5%
Federal Home Loan Mortgage Corp.
Pool #RB5138 2.000% 12/01/41	192,477	172,336
Pool #RB5145 2.000% 2/01/42	585,393	523,590
Pool #RA5731 2.000% 8/01/51	187,469	163,517
Pool #SD0715 2.000% 9/01/51	2,010,265	1,759,711
Pool #QK1449 2.500% 4/01/42	296,587	273,976
Pool #G08520 2.500% 1/01/43	557,503	514,605

	Principal Amount	Value
Pool #SD7525 2.500% 10/01/50	$714,289	$653,027
Pool #RA3913 2.500% 11/01/50	1,389,028	1,269,896
Pool #SD7534 2.500% 2/01/51	168,239	154,073
Pool #RA4527 2.500% 2/01/51	74,394	67,386
Pool #SD7548 2.500% 11/01/51	864,850	788,919
Pool #QK1512 3.000% 5/01/42	197,804	187,807
Pool #QC3242 3.000% 6/01/51	535,824	504,347
Pool #SD8174 3.000% 10/01/51	2,419,590	2,264,502
Pool #QD6216 3.000% 2/01/52	99,208	92,737
Pool #QE4043 3.000% 6/01/52	100,000	93,414
Pool #G08632 3.500% 3/01/45	706,493	693,759
Pool #SD0958 3.500% 4/01/52	690,514	670,672
Pool #QE2057 3.500% 5/01/52	99,001	95,839
Pool #RA7378 3.500% 5/01/52	198,816	192,404
Pool #SD1218 4.000% 7/01/49	1,500,000	1,503,327
Pool #RA6212 4.000% 10/01/51	86,254	85,448
Pool #SD1022 4.000% 5/01/52	99,739	98,955
Pool #RA7398 4.000% 5/01/52	199,149	197,397
Pool #SD1132 4.000% 6/01/52 (f)	300,000	297,642
Pool #SD1143 4.500% 9/01/50 (f)	1,700,000	1,729,882
Federal National Mortgage Association
Pool #FS0504 2.000% 2/01/42	196,817	176,038
Pool #MA4606 2.000% 5/01/42	296,356	265,069
Pool #CA7224 2.000% 10/01/50	81,531	71,370
Pool #FS0734 2.000% 2/01/52 (f)	98,242	85,752
Pool #BS4941 2.460% 4/01/32	978,200	882,425
Pool #BV7697 2.500% 4/01/42	788,031	726,231
Pool #BP7887 2.500% 8/01/50 (f)	67,048	60,774
Pool #FM4052 2.500% 9/01/50	2,671,792	2,442,642
Pool #MA4256 2.500% 2/01/51	1,788,344	1,619,875
Pool #CB0414 2.500% 5/01/51	262,486	237,472
Pool #CB0458 2.500% 5/01/51 (f)	445,720	403,244
Pool #CB0517 2.500% 5/01/51	177,919	160,964
Pool #CB1666 2.500% 9/01/51 (f)	284,567	258,227
Pool #FS0028 2.500% 9/01/51 (f)	96,180	87,338
Pool #FM8786 2.500% 10/01/51 (f)	94,418	85,738
Pool #FM9846 2.500% 12/01/51	633,962	572,458
Pool #FS0174 2.500% 1/01/52	558,111	503,747
Pool #FS1938 2.500% 2/01/52	198,234	179,451
Pool #BF0546 2.500% 7/01/61 (f)	670,142	596,017
Pool #CA9344 3.000% 2/01/41	88,195	84,427
Pool #CB2136 3.000% 11/01/41	97,413	92,764
Pool #FS1542 3.000% 4/01/42	197,255	187,779
Pool #CB3542 3.000% 5/01/42	99,332	94,436
Pool #MA4643 3.000% 5/01/42	99,172	94,159
Pool #MA4632 3.000% 6/01/42	994,830	944,549
Pool #MA2248 3.000% 4/01/45	321,127	301,183
Pool #AS7661 3.000% 8/01/46	318,418	298,642
Pool #FM9934 3.000% 12/01/48	966,234	918,002

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FM9564 3.000% 2/01/50	$1,122,780	$1,065,682
Pool #CB2164 3.000% 11/01/51 (f)	95,887	90,029
Pool #CB2929 3.000% 2/01/52	665,202	621,811
Pool #FS1289 3.000% 3/01/52	492,509	465,038
Pool #FS1877 3.000% 5/01/52	397,825	371,750
Pool #CB3833 3.000% 6/01/52	99,837	93,293
Pool #CB3386 3.500% 4/01/42	99,267	97,671
Pool #FM9993 3.500% 7/01/51	694,615	676,772
Pool #FS1240 3.500% 12/01/51	96,978	93,888
Pool #FS1241 3.500% 1/01/52	99,514	96,281
Pool #FS1462 3.500% 1/01/52	196,198	191,112
Pool #CB3126 3.500% 3/01/52	295,494	287,003
Pool #FS1207 3.500% 3/01/52	98,361	95,289
Pool #CB3255 3.500% 4/01/52	197,299	191,059
Pool #FS1092 3.500% 4/01/52	591,390	571,809
Pool #FS1454 3.500% 4/01/52	198,033	191,398
Pool #FS1555 3.500% 4/01/52	198,095	191,459
Pool #BV8546 3.500% 5/01/52	199,385	193,765
Pool #FS1556 3.500% 5/01/52	795,558	773,630
Pool #FS1866 3.500% 5/01/52	99,831	96,424
Pool #AX2501 4.000% 10/01/44	671,749	677,647
Pool #CB3614 4.000% 5/01/52	99,266	98,889
Pool #FS2023 4.000% 5/01/52	199,243	198,486
Pool #FS1950 4.000% 5/01/52	99,010	98,015
Pool #FS2061 4.000% 6/01/52 (f)	398,796	396,159
Pool #FS2066 4.000% 6/01/52 (f)	596,232	593,781
Pool #FS2185 4.000% 6/01/52 (f)	100,000	99,214
Pool #BW1473 4.500% 6/01/52 (f)	100,000	100,852
Pool #BW3446 4.500% 6/01/52 (f)	100,000	100,752
Pool #CB3918 4.500% 6/01/52 (f)	399,722	403,376
Pool #FS2172 4.500% 6/01/52 (f)	100,000	100,789
Government National Mortgage Association II
Pool # 785662 2.500% 10/20/51	2,429,695	2,216,336
Pool # 785764 2.500% 11/20/51	725,227	661,543
Pool #MA7590 3.000% 9/20/51	2,154,628	2,041,714
Pool #MA7883 3.500% 2/20/52 (f)	788,772	768,087
Pool #786216 3.500% 6/20/52	200,000	194,224
Government National Mortgage Association II TBA
3.500% 8/18/52 (f)	600,000	582,656
4.000% 7/21/52 (f)	200,000	199,297
4.000% 8/18/52 (f)	1,600,000	1,590,625
4.500% 8/18/52 (f)	1,200,000	1,214,063
4.500% 9/21/52 (f)	600,000	604,781
5.000% 9/21/52 (f)	300,000	305,203

	Principal Amount	Value
Uniform Mortgage Backed Securities TBA
4.000% 4/25/52 (f)	$100,000	$98,551
4.000% 7/14/52 (f)	300,000	296,203
4.500% 7/14/52 (f)	1,200,000	1,206,000
4.500% 8/11/52 (f)	100,000	100,285
4.500% 9/14/52 (f)	200,000	200,141
5.000% 7/14/52 (f)	600,000	612,750
5.000% 8/11/52 (f)	100,000	101,824
5.000% 9/14/52 (f)	200,000	203,086
		50,000,433
Whole Loans — 1.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1B, 30 day SOFR + 2.400%
3.326% FRN 2/25/42 (c)	1,864,000	1,722,691
Federal National Mortgage Association Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, 30 day SOFR + 3.100%,
4.026% FRN 3/25/42 (c)	2,000,000	1,889,593
		3,612,284

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $71,017,413)		67,784,379

U.S. TREASURY OBLIGATIONS — 7.2%
U.S. Treasury Bonds & Notes — 7.2%
U.S. Treasury Bond
1.250% 5/15/50	14,180,000	9,101,788
2.250% 5/15/41	2,110,000	1,770,422
2.250% 2/15/52	1,780,000	1,477,678
2.375% 2/15/42	3,000,000	2,558,906
2.375% 5/15/51	200,000	170,250
2.875% 5/15/52	690,000	657,117

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note
0.125% 1/31/23	$130,000	$128,166
1.500% 2/15/25	455,000	437,702
3.250% 6/30/29	2,040,000	2,067,732
		18,369,761

TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,981,009)		18,369,761

TOTAL BONDS & NOTES (Cost $277,122,502)		255,595,873

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $85,566)		68,010
	Number of Share
MUTUAL FUNDS — 1.1%
Diversified Financial Services — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (j)	2,730,700	2,730,700

TOTAL MUTUAL FUNDS (Cost $2,730,700)		2,730,700

TOTAL LONG-TERM INVESTMENTS (Cost $279,938,768)		258,394,583

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.1%
Discount Notes — 0.4%
Federal Home Loan Bank, 1.587% 12/19/22	$1,010,000	$998,587
Repurchase Agreement — 2.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (k)	6,898,602	6,898,602

TOTAL SHORT-TERM INVESTMENTS (Cost $7,901,166)		7,897,189

TOTAL INVESTMENTS — 103.8% (Cost $287,839,934) (l)		266,291,772

Less Unfunded Loan Commitments (0.0)%		(61,922)

NET INVESTMENTS — 103.8% (Cost $287,778,012)		266,229,850

Other Assets/(Liabilities) — (3.8)%		(9,662,484)

NET ASSETS — 100.0%		$256,567,366

Abbreviation Legend

FRN	Floating Rate Note
PO	Principal Only
REMICS	Real Estate Mortgage Investment Conduits
SCRT	Seasoned Credit Risk Transfer
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at June 30, 2022 where the rate will be determined at time of settlement.
(b)	Unfunded or partially unfunded loan commitments.
(c)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $45,537,636 or 17.75% of net assets.

(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $4,646,615 or 1.81% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,031,007 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(e)	Security is perpetual and has no stated maturity date.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2022.

(h)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(i)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(j)	Represents investment of security lending cash collateral. (Note 2).
(k)

Maturity value of $6,898,648. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $7,036,594.

(l)	See Note 6 for aggregate cost for federal tax purposes.

(#) Exchange-Traded Options Purchased

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
U.S. Treasury Note 10 Year Future	7/22/22	117.00	30	USD	3,555,938	$57,656	$24,614	$33,042

(#) Credit Default Index Swaptions Purchased

				Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate/ Reference Obligation Index	Frequency	Rate/ Reference Obligation Index	Frequency	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Sell Protection on 5-Year Credit Default Swap, 06/20/27	BNP Paribas S.A.*	7/20/22	101.50	CDX. NA.HY Series 38	Quarterly	500 bps	Quarterly	USD	2,940,000	$162	$31,752	$(31,590)
Sell Protection on 5-Year Credit Default Swap, 06/20/27	BNP Paribas S.A.*	8/17/22	90.00	CDX.NA.IG Series 38	Quarterly	100 bps	Quarterly	USD	8,000,000	10,192	29,200	(19,008)
										$10,354	$60,952	$(50,598)

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

Exchange-Traded Options Written

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
U.S. Treasury Note 10 Year Future	7/22/22	118.00	38	USD	4,504,188	$(46,906)	$(17,918)	$(28,988)
U.S. Treasury Note 5 Year Future	7/22/22	111.50	28	USD	3,143,000	(30,406)	(20,514)	(9,892)
U.S. Treasury Note 5 Year Future	7/22/22	112.00	29	USD	3,255,250	(22,430)	(19,747)	(2,683)
U.S. Treasury Note 10 Year Future	8/26/22	120.00	22	USD	2,607,688	(19,938)	(8,400)	(11,538)
Eurodollar Future	12/19/22	96.50	51	USD	12,279,525	(36,656)	(33,680)	(2,976)
Eurodollar Future	12/19/22	97.00	204	USD	49,118,100	(70,125)	(159,897)	89,772
						$(226,461)	$(260,156)	$33,695

Put
U.S. Treasury Note 5 Year Future	8/26/22	108.50	98	USD	11,000,500	$(12,250)	$(25,877)	$13,627
						$(238,711)	$(286,033)	$47,322

Credit Default Index Swaptions Written

				Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate/ Reference Obligation Index	Frequency	Rate/ Reference Obligation Index	Frequency	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
Sell Protection on 5-Year Credit Default Swap, 6/20/27	BNP Paribas SA*	7/20/22	94.50	CDX. NA.HY Series 38	Quarterly	500 bps	Quarterly	USD	2,940,000	$(16,702)	$(33,001)	$16,299
Sell Protection on 5-Year Credit Default Swap, 6/20/27	BNP Paribas SA*	8/17/22	120.00	CDX.NA.IG Series 38	Quarterly	100 bps	Quarterly	USD	8,000,000	(17,376)	(26,561)	9,185
										$(34,078)	$(59,562)	$25,484

Forward contracts

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA*	7/19/22	NOK	12,348,502	EUR	1,252,053	$(59,294)
BNP Paribas SA*	7/19/22	CAD	12,289,980	USD	9,613,992	(65,992)
BNP Paribas SA*	7/19/22	GBP	2,198,870	USD	2,761,622	(84,377)
BNP Paribas SA*	7/19/22	ZAR	6,598,022	USD	413,798	(8,813)
BNP Paribas SA*	7/19/22	JPY	645,054,205	USD	4,994,009	(235,941)
BNP Paribas SA*	7/19/22	AUD	7,731,709	USD	5,502,425	(165,193)
BNP Paribas SA*	7/19/22	USD	1,366,362	CNH	9,115,681	4,501
Citibank N.A.*	7/19/22	USD	112,354	AUD	159,000	2,596

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Citibank N.A.*	7/19/22	USD	255,700	EUR	244,000	$(231)
Goldman Sachs International*	7/19/22	USD	266,840	MXN	5,350,000	1,468
Morgan Stanley & Co. LLC*	7/19/22	USD	323,996	EUR	310,000	(1,162)
Morgan Stanley & Co. LLC*	7/19/22	USD	211,006	AUD	304,000	1,153
						$(611,285)

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Euro-OAT	9/08/22	15	$2,243,554	$(65,966)
Australia Treasury Bond 10 Year	9/15/22	36	2,975,746	(21,324)
U.S. Treasury Ultra Bond	9/21/22	177	27,560,338	(241,494)
U.S. Treasury Note 5 Year	9/30/22	979	110,145,831	(253,081)
3 Month Euribor	12/19/22	51	13,266,365	(57,322)
90 Day Eurodollar	12/19/22	297	71,818,936	(308,761)
90 Day Eurodollar	6/19/23	83	19,990,725	46,513
3 Month SOFR	9/19/23	51	12,310,245	34,943
90 Day Eurodollar	12/18/23	75	18,102,345	67,343
				$(799,149)
Short
Euro-Buxl 30 Year Bond	9/08/22	2	$(373,947)	$31,142
U.S. Treasury Long Bond	9/21/22	44	(6,152,382)	52,882
U.S. Treasury Note 10 Year	9/21/22	540	(64,848,461)	841,586
U.S. Treasury Ultra 10 Year	9/21/22	72	(9,228,456)	57,456
U.S. Treasury Note 2 Year	9/30/22	4	(839,751)	(312)
3 Month SOFR	12/20/22	50	(12,118,454)	(12,171)
90 Day Eurodollar	3/17/25	58	(14,042,403)	(48,697)
				$921,886

Centrally Cleared Credit Default Swaps - Sell Protection††

Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 38†	1.000%	Quarterly	6/20/27	BBB+	USD	46,330,000	$(21,405)	$353,764	$(375,169)
CDX.NA.HY Series 38†	5.000%	Quarterly	6/20/27	BB	USD	5,999,400	(180,690)	121,428	(302,118)
							$(202,095)	$475,191	$(677,287)

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 1.220%	Annually	12 Month SOFR	Annually	8/15/28	USD	22,000,000	$1,893,349	$1,925,763	$(32,414)
Fixed 2.850%	Annually	12 Month SOFR	Annually	2/15/29	USD	948,000	(6,066)	(12,109)	6,043
Fixed 2.000%	Annually	12 Month SOFR	Annually	3/18/32	USD	1,600,000	105,265	100,525	4,740
Fixed 1.650%	Annually	12 Month SOFR	Annually	8/15/47	USD	11,450,000	2,194,402	1,932,942	261,460
							$4,186,950	$3,947,121	$239,829

*	Contracts are subject to a master netting agreement or similar agreement.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company’s rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CNH	Offshore Chinese Yuan
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments
June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%
COMMON STOCK — 98.0%
Basic Materials — 3.3%
Chemicals — 2.0%
Celanese Corp.	9,000	$1,058,490
The Chemours Co.	3,300	105,666
Dow, Inc.	36,300	1,873,443
DuPont de Nemours, Inc.	29,300	1,628,494
Eastman Chemical Co.	10,500	942,585
FMC Corp.	7,200	770,472
Huntsman Corp.	6,598	187,053
International Flavors & Fragrances, Inc.	20,970	2,497,946
LyondellBasell Industries NV Class A	16,308	1,426,298
The Mosaic Co.	29,000	1,369,670
Nutrien Ltd.	19,333	1,540,647
Olin Corp.	7,602	351,820
The Sherwin-Williams Co.	7,957	1,781,652
		15,534,236
Forest Products & Paper — 0.1%
International Paper Co.	18,500	773,855
Iron & Steel — 0.5%
Nucor Corp.	23,100	2,411,871
Reliance Steel & Aluminum Co.	4,900	832,314
Steel Dynamics, Inc.	16,200	1,071,630
United States Steel Corp.	5,500	98,505
		4,414,320
Mining — 0.7%
Alcoa Corp.	9,200	419,336
Freeport-McMoRan, Inc.	72,353	2,117,049
Newmont Corp.	45,200	2,697,084
		5,233,469
		25,955,880
Communications — 4.8%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	17,200	473,516
Omnicom Group, Inc.	16,500	1,049,565
		1,523,081
Internet — 1.1%
Alphabet, Inc. Class C (a)	1,299	2,841,497
Amazon.com, Inc. (a)	185	19,649
Meta Platforms, Inc. Class A (a)	30,400	4,902,000
NortonLifeLock, Inc.	31,500	691,740
		8,454,886
Media — 1.8%
Comcast Corp. Class A	274,100	10,755,684
Fox Corp. Class A	25,900	832,944

	Number of Shares	Value
Nexstar Media Group, Inc. Class A	2,000	$325,760
The Walt Disney Co. (a)	25,300	2,388,320
		14,302,708
Telecommunications — 1.7%
Cisco Systems, Inc.	252,200	10,753,808
Corning, Inc.	35,626	1,122,575
Motorola Solutions, Inc.	5,953	1,247,749
		13,124,132
		37,404,807
Consumer, Cyclical — 6.6%
Apparel — 0.2%
Capri Holdings Ltd. (a)	8,500	348,585
Ralph Lauren Corp.	2,250	201,713
Skechers U.S.A., Inc. Class A (a)	7,100	252,618
Tapestry, Inc.	12,600	384,552
		1,187,468
Auto Manufacturers — 0.8%
Cummins, Inc.	7,000	1,354,710
Ford Motor Co.	299,000	3,327,870
General Motors Co. (a)	18,000	571,680
PACCAR, Inc.	17,342	1,427,940
		6,682,200
Auto Parts & Equipment — 0.1%
BorgWarner, Inc.	12,000	400,440
Lear Corp.	3,600	453,204
		853,644
Distribution & Wholesale — 0.1%
LKQ Corp.	23,300	1,143,797
Home Builders — 0.6%
D.R. Horton, Inc.	28,000	1,853,320
Lennar Corp. Class A	21,200	1,496,084
NVR, Inc. (a)	200	800,828
PulteGroup, Inc.	20,600	816,378
		4,966,610
Home Furnishing — 0.1%
Whirlpool Corp.	4,800	743,376
Housewares — 0.0%
Newell Brands, Inc.	20,600	392,224
Leisure Time — 0.1%
Brunswick Corp.	5,900	385,742
Polaris, Inc.	3,000	297,840
		683,582
Lodging — 0.2%
Boyd Gaming Corp.	3,398	169,050
Hilton Worldwide Holdings, Inc.	5,200	579,488

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Marriott International, Inc. Class A	3,700	$503,237
		1,251,775
Retail — 4.4%
AutoNation, Inc. (a)	6,700	748,792
AutoZone, Inc. (a)	1,500	3,223,680
BJ’s Wholesale Club Holdings, Inc. (a)	8,100	504,792
Darden Restaurants, Inc.	3,700	418,544
Dollar General Corp.	13,500	3,313,440
Lowe’s Cos., Inc.	56,200	9,816,454
Macy’s, Inc.	8,894	162,938
McDonald’s Corp.	11,700	2,888,496
Penske Automotive Group, Inc.	4,900	512,981
Starbucks Corp.	10,800	825,012
The TJX Cos., Inc.	15,234	850,819
Walgreens Boots Alliance, Inc.	51,600	1,955,640
Walmart, Inc.	45,277	5,504,778
Yum! Brands, Inc.	31,883	3,619,039
		34,345,405
		52,250,081
Consumer, Non-cyclical — 29.7%
Agriculture — 3.1%
Altria Group, Inc.	110,500	4,615,585
Archer-Daniels-Midland Co.	42,700	3,313,520
Bunge Ltd.	10,700	970,383
Darling Ingredients, Inc. (a)	13,940	833,612
Philip Morris International, Inc.	151,500	14,959,110
		24,692,210
Beverages — 1.0%
The Coca-Cola Co.	24,900	1,566,459
Keurig Dr Pepper, Inc.	110,350	3,905,287
Molson Coors Beverage Co. Class B	10,046	547,607
Monster Beverage Corp. (a)	22,600	2,095,020
		8,114,373
Biotechnology — 2.0%
Amgen, Inc.	26,700	6,496,110
Gilead Sciences, Inc.	71,100	4,394,691
Regeneron Pharmaceuticals, Inc. (a)	8,120	4,799,976
		15,690,777
Commercial Services — 0.4%
AMERCO	1,700	812,991
Robert Half International, Inc.	2,400	179,736
Service Corp. International	13,500	933,120
United Rentals, Inc. (a)	4,400	1,068,804
		2,994,651
Cosmetics & Personal Care — 0.8%
The Procter & Gamble Co.	30,700	4,414,353

	Number of Shares	Value
Unilever PLC	32,177	$1,464,509
		5,878,862
Food — 1.9%
Campbell Soup Co.	9,236	443,790
Conagra Brands, Inc.	23,955	820,219
General Mills, Inc.	36,300	2,738,835
Ingredion, Inc.	1,400	123,424
The J.M. Smucker Co.	6,500	832,065
Kellogg Co.	19,200	1,369,728
The Kraft Heinz Co.	73,400	2,799,476
The Kroger Co.	44,600	2,110,918
Mondelez International, Inc. Class A	36,857	2,288,451
Tyson Foods, Inc. Class A	17,600	1,514,656
		15,041,562
Health Care – Products — 1.6%
Abbott Laboratories	20,277	2,203,096
Danaher Corp.	12,807	3,246,831
Henry Schein, Inc. (a)	8,300	636,942
Hologic, Inc. (a)	14,300	990,990
Medtronic PLC	1,500	134,625
PerkinElmer, Inc.	11,975	1,703,084
Steris PLC	2,457	506,511
Thermo Fisher Scientific, Inc.	6,312	3,429,183
		12,851,262
Health Care – Services — 5.1%
Centene Corp. (a)	84,944	7,187,112
DaVita, Inc. (a)	8,600	687,656
Elevance Health, Inc.	36,825	17,771,008
HCA Healthcare, Inc.	31,928	5,365,820
Laboratory Corp. of America Holdings	10,700	2,507,652
Quest Diagnostics, Inc.	10,400	1,382,992
UnitedHealth Group, Inc.	9,013	4,629,347
Universal Health Services, Inc. Class B	5,900	594,189
		40,125,776
Pharmaceuticals — 13.8%
AbbVie, Inc.	144,437	22,121,971
AmerisourceBergen Corp.	15,800	2,235,384
AstraZeneca PLC Sponsored ADR	103,544	6,841,152
Becton Dickinson and Co.	42,236	10,412,441
Bristol-Myers Squibb Co.	137,180	10,562,860
Cardinal Health, Inc.	13,608	711,290
Cigna Corp.	25,401	6,693,672
CVS Health Corp.	74,885	6,938,844
Elanco Animal Health, Inc. (a)	1,334	26,186
Johnson & Johnson	40,004	7,101,110
McKesson Corp.	12,400	4,045,004
Merck & Co., Inc.	151,500	13,812,255

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pfizer, Inc.	280,000	$14,680,400
Sanofi ADR	43,601	2,181,358
		108,363,927
		233,753,400
Energy — 6.5%
Energy – Alternate Sources — 0.1%
First Solar, Inc. (a)	6,400	436,032
Oil & Gas — 5.9%
APA Corp.	20,500	715,450
Chevron Corp.	39,739	5,753,412
ConocoPhillips	300	26,943
EOG Resources, Inc.	46,033	5,083,884
Exxon Mobil Corp.	265,986	22,779,041
Marathon Oil Corp.	44,115	991,705
Ovintiv, Inc.	14,900	658,431
TotalEnergies SE	125,473	6,613,930
TotalEnergies SE Sponsored ADR	17,909	942,730
Valero Energy Corp.	26,035	2,767,000
		46,332,526
Pipelines — 0.5%
Kinder Morgan, Inc.	135,600	2,272,656
ONEOK, Inc.	25,200	1,398,600
TC Energy Corp.	10,100	523,281
The Williams Cos., Inc.	14,683	458,257
		4,652,794
		51,421,352
Financial — 20.4%
Banks — 10.4%
Bank of America Corp.	607,442	18,909,669
The Bank of New York Mellon Corp.	53,200	2,218,972
Citigroup, Inc.	900	41,391
Comerica, Inc.	8,300	609,054
Commerce Bancshares, Inc.	7,330	481,215
Cullen/Frost Bankers, Inc.	3,200	372,640
East West Bancorp, Inc.	8,500	550,800
Fifth Third Bancorp	42,600	1,431,360
First Horizon Corp.	24,513	535,854
The Goldman Sachs Group, Inc.	20,300	6,029,506
JP Morgan Chase & Co.	232,500	26,181,825
KeyCorp.	58,500	1,007,955
Morgan Stanley	67,052	5,099,975
Northern Trust Corp.	12,500	1,206,000
Pinnacle Financial Partners, Inc.	2,000	144,620
The PNC Financial Services Group, Inc.	25,300	3,991,581
Prosperity Bancshares, Inc.	4,600	314,042
Regions Financial Corp.	57,500	1,078,125
Synovus Financial Corp.	3,700	133,385

	Number of Shares	Value
Truist Financial Corp.	80,100	$3,799,143
US Bancorp	89,373	4,112,945
Wells Fargo & Co.	76,974	3,015,072
Zions Bancorp NA	9,800	498,820
		81,763,949
Diversified Financial Services — 1.9%
Ally Financial, Inc.	22,400	750,624
American Express Co.	46,500	6,445,830
Ameriprise Financial, Inc.	6,800	1,616,224
Apollo Global Management, Inc.	19,131	927,471
The Charles Schwab Corp.	34,765	2,196,453
Credit Acceptance Corp. (a) (b)	1,000	473,410
Discover Financial Services	17,600	1,664,608
SEI Investments Co.	8,600	464,572
The Western Union Co.	19,300	317,871
		14,857,063
Insurance — 7.2%
Aflac, Inc.	42,000	2,323,860
The Allstate Corp.	18,000	2,281,140
American Financial Group, Inc.	5,200	721,812
American International Group, Inc.	57,953	2,963,137
Arch Capital Group Ltd. (a)	24,000	1,091,760
Assurant, Inc.	3,600	622,260
Chubb Ltd.	61,126	12,016,149
Cincinnati Financial Corp.	9,700	1,154,106
Equitable Holdings, Inc.	26,500	690,855
Everest Re Group Ltd.	2,800	784,784
Fidelity National Financial, Inc.	17,100	632,016
First American Financial Corp.	6,600	349,272
Globe Life, Inc.	5,600	545,832
The Hartford Financial Services Group, Inc.	44,940	2,940,424
Lincoln National Corp.	11,600	542,532
Loews Corp.	16,000	948,160
Markel Corp. (a)	890	1,150,993
MetLife, Inc.	65,753	4,128,631
Old Republic International Corp.	12,500	279,500
Principal Financial Group, Inc.	16,500	1,102,035
The Progressive Corp.	31,300	3,639,251
Prudential Financial, Inc.	23,600	2,258,048
Reinsurance Group of America, Inc.	3,297	386,705
RenaissanceRe Holdings Ltd.	2,700	422,199
The Travelers Cos., Inc.	55,001	9,302,319
Unum Group	10,000	340,200
Voya Financial, Inc.	7,900	470,287
W.R. Berkley Corp.	16,100	1,098,986
Willis Towers Watson PLC	7,700	1,519,903
		56,707,156

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 0.2%
CBRE Group, Inc. Class A (a)	10,246	$754,208
Jones Lang LaSalle, Inc. (a)	3,900	681,954
		1,436,162
Real Estate Investment Trusts (REITS) — 0.7%
AvalonBay Communities, Inc.	3,100	602,175
Equinix, Inc.	1,230	808,135
Equity LifeStyle Properties, Inc.	3,268	230,296
Equity Residential	6,600	476,652
Host Hotels & Resorts, Inc.	105,500	1,654,240
Prologis, Inc.	16,547	1,946,754
		5,718,252
		160,482,582
Industrial — 10.0%
Aerospace & Defense — 3.0%
General Dynamics Corp.	22,100	4,889,625
L3 Harris Technologies, Inc.	26,236	6,341,241
Lockheed Martin Corp.	15,700	6,750,372
Northrop Grumman Corp.	12,100	5,790,697
		23,771,935
Building Materials — 0.3%
Builders FirstSource, Inc. (a)	8,600	461,820
Masco Corp.	20,100	1,017,060
Owens Corning	8,300	616,773
		2,095,653
Electronics — 1.0%
Arrow Electronics, Inc. (a)	5,800	650,122
Honeywell International, Inc.	19,448	3,380,257
Hubbell, Inc.	9,179	1,639,186
Jabil, Inc.	11,600	594,036
Sensata Technologies Holding PLC	8,400	347,004
TE Connectivity Ltd.	13,914	1,574,369
		8,184,974
Environmental Controls — 0.3%
Republic Services, Inc.	20,568	2,691,734
Hand & Machine Tools — 0.1%
Snap-on, Inc.	4,200	827,526
Machinery – Construction & Mining — 0.0%
Oshkosh Corp.	3,700	303,918
Machinery – Diversified — 0.9%
AGCO Corp.	3,750	370,125
Deere & Co.	18,500	5,540,195
Dover Corp.	7,200	873,504
		6,783,824
Miscellaneous - Manufacturing — 1.1%
Eaton Corp. PLC	16,414	2,068,000
General Electric Co.	11,937	760,029

	Number of Shares	Value
Illinois Tool Works, Inc.	4,200	$765,450
Parker-Hannifin Corp.	7,700	1,894,585
Siemens AG Registered	17,237	1,754,341
Textron, Inc.	17,500	1,068,725
		8,311,130
Packaging & Containers — 0.8%
Amcor PLC	120,500	1,497,815
Ball Corp.	14,800	1,017,796
Berry Global Group, Inc. (a)	6,800	371,552
Crown Holdings, Inc.	10,400	958,568
Packaging Corp. of America	9,882	1,358,775
Sealed Air Corp.	12,000	692,640
WestRock Co.	12,700	505,968
		6,403,114
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,500	544,550
Transportation — 2.4%
C.H. Robinson Worldwide, Inc.	7,400	750,138
CSX Corp.	135,857	3,948,004
Expeditors International of Washington, Inc.	9,600	935,616
FedEx Corp.	12,900	2,924,559
Knight-Swift Transportation Holdings, Inc.	10,000	462,900
Norfolk Southern Corp.	3,984	905,523
Union Pacific Corp.	4,877	1,040,167
United Parcel Service, Inc. Class B	41,300	7,538,902
		18,505,809
		78,424,167
Technology — 8.8%
Computers — 2.0%
Accenture PLC Class A	3,557	987,601
CACI International, Inc. Class A (a)	1,200	338,136
Dell Technologies, Inc.	13,300	614,593
DXC Technology Co. (a)	11,500	348,565
Genpact Ltd.	14,600	618,456
Hewlett Packard Enterprise Co.	99,200	1,315,392
HP, Inc.	99,000	3,245,220
International Business Machines Corp.	50,800	7,172,452
Leidos Holdings, Inc.	6,849	689,763
NetApp, Inc.	7,200	469,728
		15,799,906
Semiconductors — 2.8%
Analog Devices, Inc.	13,200	1,928,388
Applied Materials, Inc.	22,000	2,001,560
KLA Corp.	11,500	3,669,420
Lam Research Corp.	6,000	2,556,900
Micron Technology, Inc.	55,716	3,079,981

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NXP Semiconductor NV	677	$100,216
QUALCOMM, Inc.	62,730	8,013,130
Teradyne, Inc.	8,000	716,400
Texas Instruments, Inc.	1,200	184,380
		22,250,375
Software — 4.0%
Fiserv, Inc. (a)	56,613	5,036,859
Microsoft Corp.	27,794	7,138,333
Oracle Corp.	225,600	15,762,672
Salesforce, Inc. (a)	18,900	3,119,256
		31,057,120
		69,107,401
Utilities — 7.9%
Electric — 7.6%
Alliant Energy Corp.	15,100	885,011
Ameren Corp.	8,000	722,880
American Electric Power Co., Inc.	35,536	3,409,324
CMS Energy Corp.	4,928	332,640
Dominion Energy, Inc.	120,192	9,592,524
DTE Energy Co.	9,000	1,140,750
Duke Energy Corp.	62,700	6,722,067
Edison International	21,500	1,359,660
Entergy Corp.	12,100	1,362,944
Evergy, Inc.	13,800	900,450
Eversource Energy	19,400	1,638,718
Exelon Corp.	77,900	3,530,428
NextEra Energy, Inc.	10,000	774,600
NRG Energy, Inc.	13,900	530,563
OGE Energy Corp.	9,961	384,096
Pinnacle West Capital Corp.	5,598	409,326
PPL Corp.	42,600	1,155,738
Public Service Enterprise Group, Inc.	40,500	2,562,840
Sempra Energy	33,396	5,018,417
The Southern Co.	181,227	12,923,297
Vistra Corp.	27,400	626,090
WEC Energy Group, Inc.	5,500	553,520
Xcel Energy, Inc.	43,895	3,106,010
		59,641,893
Gas — 0.3%
National Fuel Gas Co.	4,600	303,830
NiSource, Inc.	61,800	1,822,482
		2,126,312
		61,768,205

TOTAL COMMON STOCK (Cost $683,183,340)		770,567,875

	Number of Shares	Value
PREFERRED STOCK — 0.0%
Utilities — 0.0%
Electric — 0.0%
The AES Corp. Convertible 6.875% (b)	3,525	$304,313

TOTAL PREFERRED STOCK (Cost $352,500)		304,313

TOTAL EQUITIES (Cost $683,535,840)		770,872,188

MUTUAL FUNDS — 0.7%
Diversified Financial Services — 0.7%
iShares Russell 1000 Value ETF	33,939	4,920,137
State Street Navigator Securities Lending Government Money Market Portfolio (c)	742,920	742,920
		5,663,057

TOTAL MUTUAL FUNDS (Cost $5,953,308)		5,663,057

TOTAL LONG-TERM INVESTMENTS (Cost $689,489,148)		776,535,245

SHORT-TERM INVESTMENTS — 1.7%
Mutual Fund — 1.0%
T. Rowe Price Government Reserve Investment Fund	7,529,907	7,529,907
	Principal Amount
Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (d)	$5,361,600	5,361,600

TOTAL SHORT-TERM INVESTMENTS (Cost $12,891,507)		12,891,507

TOTAL INVESTMENTS — 100.4% (Cost $702,380,655) (e)		789,426,752

Other Assets/(Liabilities) — (0.4)%		(3,264,895)

NET ASSETS — 100.0%		$786,161,857

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

The accompanying notes are an integral part of the financial statements.

MML Equity Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $727,666 or 0.09% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)

Maturity value of $5,361,635. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $5,468,910.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Momentum Fund – Portfolio of Investments
June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%
COMMON STOCK — 100.0%
Basic Materials — 0.4%
Iron & Steel — 0.4%
Nucor Corp.	1,446	$150,977
Communications — 13.8%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	1,417	39,010
Internet — 13.1%
Alphabet, Inc. Class A (a)	1,215	2,647,801
Alphabet, Inc. Class C (a)	1,140	2,493,693
		5,141,494
Media — 0.2%
FactSet Research Systems, Inc.	145	55,762
Telecommunications — 0.4%
Juniper Networks, Inc.	1,241	35,369
Motorola Solutions, Inc.	659	138,126
		173,495
		5,409,761
Consumer, Cyclical — 5.1%
Auto Manufacturers — 0.5%
Ford Motor Co.	17,572	195,576
Distribution & Wholesale — 0.2%
LKQ Corp.	1,259	61,804
Retail — 4.4%
Advance Auto Parts, Inc.	300	51,927
AutoZone, Inc. (a)	143	307,324
Bath & Body Works, Inc.	923	24,847
Costco Wholesale Corp.	1,986	951,850
Genuine Parts Co.	596	79,268
O’Reilly Automotive, Inc. (a)	370	233,752
Tractor Supply Co.	493	95,568
		1,744,536
		2,001,916
Consumer, Non-cyclical — 27.9%
Agriculture — 2.2%
Archer-Daniels-Midland Co.	2,989	231,946
Philip Morris International, Inc.	6,452	637,071
		869,017
Beverages — 5.4%
The Coca-Cola Co.	17,494	1,100,548
PepsiCo, Inc.	6,126	1,020,959
		2,121,507
Commercial Services — 0.4%
Gartner, Inc. (a)	482	116,562

	Number of Shares	Value
Robert Half International, Inc.	677	$50,700
		167,262
Cosmetics & Personal Care — 3.5%
The Procter & Gamble Co.	9,575	1,376,789
Food — 0.7%
The Hershey Co.	783	168,470
Tyson Foods, Inc. Class A	1,292	111,190
		279,660
Health Care – Services — 7.8%
Elevance Health, Inc.	1,036	499,953
HCA Healthcare, Inc.	858	144,196
IQVIA Holdings, Inc. (a)	660	143,213
UnitedHealth Group, Inc.	4,375	2,247,131
		3,034,493
Pharmaceuticals — 7.9%
AbbVie, Inc.	7,420	1,136,447
CVS Health Corp.	6,565	608,313
McKesson Corp.	684	223,128
Pfizer, Inc.	21,516	1,128,084
		3,095,972
		10,944,700
Energy — 16.1%
Oil & Gas — 14.9%
APA Corp.	1,757	61,319
Chevron Corp.	10,227	1,480,665
ConocoPhillips	9,784	878,701
Devon Energy Corp.	4,801	264,583
Diamondback Energy, Inc.	849	102,856
EOG Resources, Inc.	3,673	405,646
Exxon Mobil Corp.	23,964	2,052,277
Marathon Oil Corp.	5,080	114,199
Marathon Petroleum Corp.	2,795	229,777
Pioneer Natural Resources Co.	1,133	252,750
		5,842,773
Oil & Gas Services — 0.5%
Schlumberger NV	5,547	198,361
Pipelines — 0.7%
ONEOK, Inc.	1,925	106,837
The Williams Cos., Inc.	5,582	174,214
		281,051
		6,322,185
Financial — 24.0%
Banks — 7.2%
Bank of America Corp.	33,525	1,043,633
The Bank of New York Mellon Corp.	3,163	131,929
Comerica, Inc.	548	40,212
Fifth Third Bancorp	2,704	90,855

The accompanying notes are an integral part of the financial statements.

MML Equity Momentum Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Morgan Stanley	6,146	$467,465
The PNC Financial Services Group, Inc.	1,537	242,493
Signature Bank	273	48,924
Wells Fargo & Co.	20,096	787,160
		2,852,671
Diversified Financial Services — 2.6%
American Express Co.	2,439	338,094
Ameriprise Financial, Inc.	497	118,127
The Charles Schwab Corp.	7,550	477,009
Raymond James Financial, Inc.	923	82,526
		1,015,756
Insurance — 9.1%
Aflac, Inc.	2,630	145,518
American International Group, Inc.	3,420	174,865
Arthur J Gallagher & Co.	847	138,095
Berkshire Hathaway, Inc. Class B (a)	8,758	2,391,109
Brown & Brown, Inc.	1,287	75,083
Marsh & McLennan Cos., Inc.	2,443	379,276
Principal Financial Group, Inc.	965	64,452
Prudential Financial, Inc.	1,503	143,807
W.R. Berkley Corp.	793	54,130
		3,566,335
Real Estate — 0.3%
CBRE Group, Inc. Class A (a)	1,632	120,132
Real Estate Investment Trusts (REITS) — 4.8%
AvalonBay Communities, Inc.	836	162,393
Duke Realty Corp.	2,118	116,384
Equity Residential	1,736	125,374
Essex Property Trust, Inc.	259	67,731
Extra Space Storage, Inc.	1,016	172,842
Federal Realty OP LP	282	26,999
Mid-America Apartment Communities, Inc.	711	124,190
Prologis, Inc.	4,337	510,248
Public Storage	1,037	324,239
Regency Centers Corp.	762	45,194
Simon Property Group, Inc.	1,459	138,488
UDR, Inc.	1,575	72,513
		1,886,595
		9,441,489
Industrial — 3.4%
Aerospace & Defense — 0.7%
General Dynamics Corp.	1,315	290,944
Building Materials — 0.4%
Johnson Controls International PLC	3,268	156,472

	Number of Shares	Value
Environmental Controls — 1.1%
Republic Services, Inc.	1,073	$140,424
Waste Management, Inc.	1,782	272,610
		413,034
Machinery – Diversified — 0.2%
Dover Corp.	694	84,196
Miscellaneous - Manufacturing — 0.6%
Eaton Corp. PLC	1,451	182,811
Textron, Inc.	784	47,879
		230,690
Packaging & Containers — 0.1%
Sealed Air Corp.	790	45,599
Transportation — 0.3%
Old Dominion Freight Line, Inc.	441	113,019
		1,333,954
Technology — 8.1%
Computers — 3.0%
Accenture PLC Class A	2,896	804,074
Fortinet, Inc. (a)	3,849	217,777
HP, Inc.	3,765	123,417
Seagate Technology Holdings PLC	712	50,865
		1,196,133
Semiconductors — 3.7%
NVIDIA Corp.	9,620	1,458,296
Software — 1.4%
Intuit, Inc.	1,018	392,378
Paychex, Inc.	1,217	138,579
		530,957
		3,185,386
Utilities — 1.2%
Electric — 1.1%
CenterPoint Energy, Inc.	2,389	70,667
Exelon Corp.	5,113	231,721
FirstEnergy Corp.	2,648	101,657
		404,045

The accompanying notes are an integral part of the financial statements.

MML Equity Momentum Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gas — 0.1%
NiSource, Inc.	1,700	$50,133
		454,178

TOTAL COMMON STOCK (Cost $44,541,246)		39,244,546

TOTAL EQUITIES (Cost $44,541,246)		39,244,546

TOTAL LONG-TERM INVESTMENTS (Cost $44,541,246)		39,244,546

TOTAL INVESTMENTS — 100.0% (Cost $44,541,246) (b)		39,244,546

Other Assets/(Liabilities) — 0.0%		13,468

NET ASSETS — 100.0%		$39,258,014

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments
June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%
COMMON STOCK — 99.9%
Basic Materials — 6.9%
Chemicals — 4.0%
Air Products & Chemicals, Inc.	66	$15,872
Albemarle Corp.	246	51,409
Ashland Global Holdings, Inc.	564	58,120
Axalta Coating Systems Ltd. (a)	574	12,691
Celanese Corp.	755	88,796
CF Industries Holdings, Inc.	2,230	191,178
The Chemours Co.	3,574	114,439
Dow, Inc.	2,879	148,585
DuPont de Nemours, Inc.	698	38,795
Eastman Chemical Co.	499	44,795
Element Solutions, Inc.	725	12,905
FMC Corp.	591	63,243
Huntsman Corp.	5,018	142,260
International Flavors & Fragrances, Inc.	194	23,109
Linde PLC	85	24,440
LyondellBasell Industries NV Class A	1,489	130,228
The Mosaic Co.	3,860	182,308
NewMarket Corp.	76	22,873
Olin Corp.	3,527	163,230
PPG Industries, Inc.	82	9,376
RPM International, Inc.	600	47,232
The Sherwin-Williams Co.	98	21,943
Valvoline, Inc.	932	26,870
Westlake Corp.	544	53,323
		1,688,020
Forest Products & Paper — 0.1%
International Paper Co.	1,152	48,188
Iron & Steel — 1.9%
Cleveland-Cliffs, Inc. (a)	6,805	104,593
Nucor Corp.	2,361	246,512
Reliance Steel & Aluminum Co.	974	165,444
Steel Dynamics, Inc.	3,326	220,015
United States Steel Corp.	4,155	74,416
		810,980
Mining — 0.9%
Alcoa Corp.	3,415	155,656
Freeport-McMoRan, Inc.	2,626	76,837
MP Materials Corp. (a)	447	14,340
Newmont Corp.	968	57,760
Royal Gold, Inc.	277	29,578
Southern Copper Corp.	156	7,770

	Number of Shares	Value
SSR Mining, Inc.	2,876	$48,029
		389,970
		2,937,158
Communications — 3.8%
Advertising — 0.4%
The Interpublic Group of Cos., Inc.	3,064	84,352
Omnicom Group, Inc.	1,373	87,336
The Trade Desk, Inc. Class A (a)	212	8,881
		180,569
Internet — 1.2%
Booking Holdings, Inc. (a)	7	12,243
CDW Corp.	845	133,138
eBay, Inc.	347	14,460
Expedia Group, Inc. (a)	133	12,612
F5, Inc. (a)	229	35,046
GoDaddy, Inc. Class A (a)	459	31,928
Mandiant, Inc. (a)	5,043	110,038
NortonLifeLock, Inc.	3,043	66,824
Palo Alto Networks, Inc. (a)	204	100,764
VeriSign, Inc. (a)	77	12,885
		529,938
Media — 1.0%
FactSet Research Systems, Inc.	142	54,609
Fox Corp. Class A	1,064	34,218
Fox Corp. Class B	440	13,068
Liberty Media Corp-Liberty Formula One Class C (a)	818	51,919
Liberty Media Corp-Liberty SiriusXM Class A (a)	289	10,416
Liberty Media Corp-Liberty SiriusXM Class C (a)	648	23,360
The New York Times Co. Class A	338	9,430
Nexstar Media Group, Inc. Class A	894	145,615
Paramount Global Class B	1,353	33,392
Sirius XM Holdings, Inc.	2,188	13,412
World Wrestling Entertainment, Inc. Class A	266	16,622
		406,061
Telecommunications — 1.2%
Arista Networks, Inc. (a)	445	41,714
AT&T, Inc.	2,903	60,847
Ciena Corp. (a)	534	24,404
Corning, Inc.	2,072	65,289
Frontier Communications Parent, Inc. (a)	2,015	47,433
Juniper Networks, Inc.	2,156	61,446
Lumen Technologies, Inc.	3,909	42,647
Motorola Solutions, Inc.	231	48,418

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Switch, Inc. Class A	2,664	$89,244
Verizon Communications, Inc.	463	23,497
ViaSat, Inc. (a)	364	11,149
		516,088
		1,632,656
Consumer, Cyclical — 7.7%
Airlines — 0.2%
Alaska Air Group, Inc. (a)	230	9,212
Copa Holdings SA Class A (a)	188	11,914
Delta Air Lines, Inc. (a)	1,095	31,722
Southwest Airlines Co. (a)	387	13,978
United Airlines Holdings, Inc. (a)	400	14,168
		80,994
Apparel — 0.2%
Capri Holdings Ltd. (a)	407	16,691
Deckers Outdoor Corp. (a)	36	9,193
Ralph Lauren Corp.	207	18,557
Skechers U.S.A., Inc. Class A (a)	311	11,065
Tapestry, Inc.	567	17,305
		72,811
Auto Manufacturers — 0.4%
Cummins, Inc.	223	43,157
Ford Motor Co.	4,637	51,610
PACCAR, Inc.	782	64,390
		159,157
Auto Parts & Equipment — 0.3%
Allison Transmission Holdings, Inc.	1,165	44,794
BorgWarner, Inc.	760	25,361
Gentex Corp.	880	24,614
Lear Corp.	177	22,282
		117,051
Distribution & Wholesale — 1.1%
Copart, Inc. (a)	153	16,625
Fastenal Co.	818	40,834
LKQ Corp.	2,096	102,893
Pool Corp.	69	24,235
Univar Solutions, Inc. (a)	3,429	85,279
W.W. Grainger, Inc.	149	67,710
Watsco, Inc.	116	27,703
WESCO International, Inc. (a)	926	99,175
		464,454
Entertainment — 0.1%
Churchill Downs, Inc.	114	21,835
Live Nation Entertainment, Inc. (a)	314	25,930
Marriott Vacations Worldwide Corp.	96	11,155
		58,920

	Number of Shares	Value
Food Services — 0.1%
Aramark	1,021	$31,273
Home Builders — 0.3%
D.R. Horton, Inc.	334	22,107
Lennar Corp. Class A	336	23,711
NVR, Inc. (a)	10	40,041
PulteGroup, Inc.	712	28,217
Toll Brothers, Inc.	641	28,589
		142,665
Home Furnishing — 0.1%
Dolby Laboratories, Inc. Class A	155	11,092
Leggett & Platt, Inc.	312	10,789
Whirlpool Corp.	253	39,182
		61,063
Housewares — 0.0%
Newell Brands, Inc.	801	15,251
Leisure Time — 0.1%
Brunswick Corp.	196	12,814
Harley-Davidson, Inc.	336	10,638
Polaris, Inc.	124	12,311
		35,763
Lodging — 0.4%
Boyd Gaming Corp.	576	28,656
Choice Hotels International, Inc.	162	18,084
Hilton Worldwide Holdings, Inc.	195	21,731
Hyatt Hotels Corp. Class A (a)	124	9,165
Marriott International, Inc. Class A	193	26,250
MGM Resorts International	821	23,768
Travel & Leisure Co.	342	13,276
Wyndham Hotels & Resorts, Inc.	422	27,734
		168,664
Retail — 4.0%
Advance Auto Parts, Inc.	344	59,543
AutoNation, Inc. (a)	1,000	111,760
AutoZone, Inc. (a)	73	156,886
Bath & Body Works, Inc.	539	14,510
Best Buy Co., Inc.	160	10,430
BJ’s Wholesale Club Holdings, Inc. (a)	2,582	160,910
CarMax, Inc. (a)	242	21,896
Casey’s General Stores, Inc.	428	79,172
Chipotle Mexican Grill, Inc. (a)	16	20,916
Costco Wholesale Corp.	68	32,591
Darden Restaurants, Inc.	335	37,895
Dick’s Sporting Goods, Inc. (b)	439	33,087
Dollar General Corp.	165	40,498
Dollar Tree, Inc. (a)	855	133,252

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Genuine Parts Co.	869	$115,577
Kohl’s Corp.	485	17,310
Lithia Motors, Inc.	208	57,161
Lowe’s Cos., Inc.	233	40,698
Macy’s, Inc.	4,412	80,828
McDonald’s Corp.	69	17,035
MSC Industrial Direct Co., Inc. Class A	290	21,782
O’Reilly Automotive, Inc. (a)	128	80,865
Penske Automotive Group, Inc.	692	72,446
Target Corp.	62	8,756
The TJX Cos., Inc.	551	30,773
Tractor Supply Co.	474	91,885
Ulta Beauty, Inc. (a)	159	61,291
Victoria’s Secret & Co. (a)	856	23,942
Walgreens Boots Alliance, Inc.	1,011	38,317
Williams-Sonoma, Inc.	117	12,981
Yum! Brands, Inc.	377	42,793
		1,727,786
Toys, Games & Hobbies — 0.4%
Hasbro, Inc.	478	39,139
Mattel, Inc. (a)	4,888	109,149
		148,288
		3,284,140
Consumer, Non-cyclical — 19.0%
Agriculture — 1.3%
Altria Group, Inc.	1,111	46,407
Archer-Daniels-Midland Co.	3,213	249,329
Bunge Ltd.	1,846	167,414
Darling Ingredients, Inc. (a)	1,358	81,208
Philip Morris International, Inc.	288	28,437
		572,795
Beverages — 0.5%
The Coca-Cola Co.	210	13,211
Constellation Brands, Inc. Class A	188	43,815
Keurig Dr Pepper, Inc.	959	33,939
Molson Coors Beverage Co. Class B	1,203	65,576
Monster Beverage Corp. (a)	203	18,818
PepsiCo, Inc.	128	21,333
		196,692
Biotechnology — 1.4%
Amgen, Inc.	126	30,656
Bio-Rad Laboratories, Inc. Class A (a)	59	29,205
BioMarin Pharmaceutical, Inc. (a)	260	21,546
Corteva, Inc.	2,146	116,185
Gilead Sciences, Inc.	1,008	62,305
Horizon Therapeutics PLC (a)	358	28,554
Incyte Corp. (a)	293	22,259

	Number of Shares	Value
Ionis Pharmaceuticals, Inc. (a)	375	$13,883
Moderna, Inc. (a)	74	10,571
Regeneron Pharmaceuticals, Inc. (a)	200	118,226
Royalty Pharma PLC Class A	584	24,551
United Therapeutics Corp. (a)	213	50,191
Vertex Pharmaceuticals, Inc. (a)	284	80,028
		608,160
Commercial Services — 3.1%
AMERCO	78	37,302
Automatic Data Processing, Inc.	161	33,816
Avis Budget Group, Inc. (a)	750	110,310
Booz Allen Hamilton Holding Corp.	487	44,005
Cintas Corp.	92	34,365
Equifax, Inc.	89	16,267
FleetCor Technologies, Inc. (a)	106	22,272
FTI Consulting, Inc. (a)	378	68,361
Gartner, Inc. (a)	543	131,314
Grand Canyon Education, Inc. (a)	334	31,459
GXO Logistics, Inc. (a)	628	27,174
H&R Block, Inc.	2,671	94,340
Hertz Global Holdings, Inc. (a)	1,466	23,221
ManpowerGroup, Inc.	236	18,033
Moody’s Corp.	40	10,879
Morningstar, Inc.	71	17,170
Nielsen Holdings PLC	2,387	55,426
Quanta Services, Inc.	1,157	145,018
Robert Half International, Inc.	777	58,190
Rollins, Inc.	558	19,485
Service Corp. International	2,074	143,355
Terminix Global Holdings, Inc. (a)	241	9,797
TransUnion	136	10,879
United Rentals, Inc. (a)	250	60,727
Verisk Analytics, Inc.	202	34,964
WillScot Mobile Mini Holdings Corp. (a)	1,773	57,481
		1,315,610
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.	382	30,613
The Estee Lauder Cos., Inc. Class A	59	15,026
		45,639
Food — 3.9%
Albertsons Cos., Inc. Class A	3,416	91,275
Campbell Soup Co.	1,238	59,486
Conagra Brands, Inc.	1,832	62,728
Flowers Foods, Inc.	2,171	57,141
General Mills, Inc.	1,679	126,680
Grocery Outlet Holding Corp. (a)	731	31,162
The Hershey Co.	457	98,328

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hormel Foods Corp.	672	$31,826
Ingredion, Inc.	638	56,246
The J.M. Smucker Co.	508	65,029
Kellogg Co.	1,264	90,174
The Kraft Heinz Co.	977	37,263
The Kroger Co.	5,048	238,922
Lamb Weston Holdings, Inc.	216	15,435
McCormick & Co., Inc.	583	48,535
Mondelez International, Inc. Class A	614	38,123
Performance Food Group Co. (a)	649	29,841
Pilgrim’s Pride Corp. (a)	1,030	32,167
Post Holdings, Inc. (a)	860	70,821
Seaboard Corp.	3	11,648
Sysco Corp.	1,161	98,348
Tyson Foods, Inc. Class A	2,664	229,264
US Foods Holding Corp. (a)	913	28,011
		1,648,453
Health Care – Products — 1.8%
Abbott Laboratories	137	14,885
Avantor, Inc. (a)	901	28,021
Baxter International, Inc.	448	28,775
Bio-Techne Corp.	28	9,706
Boston Scientific Corp. (a)	470	17,517
The Cooper Cos., Inc.	135	42,271
Danaher Corp.	42	10,648
Edwards Lifesciences Corp. (a)	194	18,447
Envista Holdings Corp. (a)	784	30,215
Globus Medical, Inc. Class A (a)	168	9,432
Henry Schein, Inc. (a)	1,381	105,978
Hologic, Inc. (a)	2,546	176,438
ICU Medical, Inc. (a)	57	9,370
Integra LifeSciences Holdings Corp. (a)	183	9,887
PerkinElmer, Inc.	358	50,915
QIAGEN NV (a)	721	34,031
Quidelortho Corp. (a)	234	22,740
ResMed, Inc.	58	12,159
Steris PLC	206	42,467
Stryker Corp.	68	13,527
Thermo Fisher Scientific, Inc.	34	18,472
Waters Corp. (a)	81	26,809
West Pharmaceutical Services, Inc.	49	14,816
Zimmer Biomet Holdings, Inc.	92	9,666
		757,192
Health Care – Services — 3.0%
Acadia Healthcare Co., Inc. (a)	730	49,370
Catalent, Inc. (a)	225	24,140
Centene Corp. (a)	2,665	225,486

	Number of Shares	Value
Chemed Corp.	72	$33,796
DaVita, Inc. (a)	155	12,394
Elevance Health, Inc.	238	114,854
Encompass Health Corp.	315	17,656
HCA Healthcare, Inc.	421	70,753
Humana, Inc.	238	111,401
IQVIA Holdings, Inc. (a)	99	21,482
Laboratory Corp. of America Holdings	383	89,760
Molina Healthcare, Inc. (a)	892	249,412
Quest Diagnostics, Inc.	1,245	165,560
Syneos Health, Inc. (a)	240	17,203
Tenet Healthcare Corp. (a)	1,213	63,755
UnitedHealth Group, Inc.	20	10,273
Universal Health Services, Inc. Class B	251	25,278
		1,302,573
Household Products & Wares — 0.5%
Avery Dennison Corp.	125	20,234
Church & Dwight Co., Inc.	701	64,954
The Clorox Co.	146	20,583
Kimberly-Clark Corp.	485	65,548
Spectrum Brands Holdings, Inc.	495	40,600
		211,919
Pharmaceuticals — 3.4%
AbbVie, Inc.	221	33,848
AmerisourceBergen Corp.	1,397	197,648
Becton Dickinson and Co.	210	51,771
Bristol-Myers Squibb Co.	665	51,205
Cardinal Health, Inc.	2,534	132,452
Cigna Corp.	542	142,828
CVS Health Corp.	1,294	119,902
Eli Lilly & Co.	37	11,997
Jazz Pharmaceuticals PLC (a)	67	10,453
McKesson Corp.	967	315,445
Merck & Co., Inc.	330	30,086
Neurocrine Biosciences, Inc. (a)	104	10,138
Organon & Co.	6,110	206,212
Perrigo Co. PLC	248	10,061
Pfizer, Inc.	666	34,918
Premier, Inc. Class A	1,363	48,632
Viatris, Inc.	2,908	30,447
Zoetis, Inc.	74	12,720
		1,450,763
		8,109,796
Energy — 9.7%
Energy – Alternate Sources — 0.2%
Enphase Energy, Inc. (a)	124	24,210
Enviva, Inc.	535	30,612

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
First Solar, Inc. (a)	221	$15,057
		69,879
Oil & Gas — 7.3%
Antero Resources Corp. (a)	3,137	96,149
APA Corp.	5,834	203,607
Chesapeake Energy Corp. (b)	3,021	245,003
Chevron Corp.	147	21,283
ConocoPhillips	795	71,399
Continental Resources, Inc.	351	22,938
Coterra Energy, Inc.	3,603	92,921
Devon Energy Corp.	2,251	124,053
Diamondback Energy, Inc.	1,570	190,205
DTE Midstream LLC (a)	1,414	69,314
EOG Resources, Inc.	1,005	110,992
EQT Corp.	1,699	58,446
Exxon Mobil Corp.	268	22,951
Hess Corp.	752	79,667
HF Sinclair Corp.	2,906	131,235
Marathon Oil Corp.	6,514	146,435
Marathon Petroleum Corp.	3,071	252,467
Occidental Petroleum Corp.	2,242	132,009
Ovintiv, Inc.	5,211	230,274
PDC Energy, Inc.	2,237	137,822
Phillips 66	1,986	162,832
Pioneer Natural Resources Co.	440	98,155
Range Resources Corp. (a)	3,706	91,723
Southwestern Energy Co. (a)	15,828	98,925
Texas Pacific Land Corp.	6	8,928
Valero Energy Corp.	2,246	238,705
		3,138,438
Oil & Gas Services — 0.7%
Baker Hughes Co.	3,114	89,901
Halliburton Co.	3,585	112,426
Nov, Inc.	2,230	37,709
Schlumberger NV	2,221	79,423
		319,459
Pipelines — 1.5%
Antero Midstream Corp.	3,958	35,820
Cheniere Energy, Inc.	541	71,969
Kinder Morgan, Inc.	5,279	88,476
ONEOK, Inc.	2,476	137,418
Targa Resources Corp.	3,155	188,259
The Williams Cos., Inc.	3,522	109,922
		631,864
		4,159,640

	Number of Shares	Value
Financial — 23.4%
Banks — 4.1%
Bank of Hawaii Corp.	283	$21,055
The Bank of New York Mellon Corp.	1,192	49,718
Bank OZK	1,171	43,948
Citigroup, Inc.	338	15,545
Citizens Financial Group, Inc.	1,228	43,827
Comerica, Inc.	1,117	81,965
Commerce Bancshares, Inc.	528	34,663
Cullen/Frost Bankers, Inc.	468	54,499
East West Bancorp, Inc.	1,141	73,937
F.N.B. Corp.	3,322	36,077
Fifth Third Bancorp	2,250	75,600
First Hawaiian, Inc.	912	20,711
First Horizon Corp.	6,103	133,412
First Republic Bank	108	15,574
The Goldman Sachs Group, Inc.	101	29,999
Huntington Bancshares, Inc.	5,675	68,270
KeyCorp.	3,521	60,667
M&T Bank Corp.	627	99,938
Morgan Stanley	408	31,032
Northern Trust Corp.	473	45,635
Pinnacle Financial Partners, Inc.	369	26,682
The PNC Financial Services Group, Inc.	206	32,501
Popular, Inc.	1,209	93,008
Prosperity Bancshares, Inc.	673	45,946
Regions Financial Corp.	6,472	121,350
Signature Bank	84	15,054
State Street Corp.	168	10,357
SVB Financial Group (a)	40	15,800
Synovus Financial Corp.	1,042	37,564
Truist Financial Corp.	888	42,118
Umpqua Holdings Corp.	2,610	43,770
US Bancorp	843	38,795
Webster Financial Corp.	514	21,665
Wells Fargo & Co.	443	17,352
Wintrust Financial Corp.	1,053	84,398
Zions Bancorp NA	1,475	75,077
		1,757,509
Diversified Financial Services — 2.8%
Affiliated Managers Group, Inc.	221	25,769
Air Lease Corp.	652	21,796
Ally Financial, Inc.	851	28,517
American Express Co.	179	24,813
Ameriprise Financial, Inc.	518	123,118
Apollo Global Management, Inc.	905	43,874
Capital One Financial Corp.	234	24,381

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cboe Global Markets, Inc.	321	$36,334
CME Group, Inc.	107	21,903
Credit Acceptance Corp. (a) (b)	144	68,171
Discover Financial Services	777	73,489
Evercore, Inc. Class A	261	24,432
Franklin Resources, Inc.	897	20,909
Interactive Brokers Group, Inc. Class A	656	36,087
Intercontinental Exchange, Inc.	248	23,322
Invesco Ltd.	632	10,194
Janus Henderson Group PLC	377	8,863
Jefferies Financial Group, Inc.	3,331	92,002
Lazard Ltd. Class A	456	14,779
LPL Financial Holdings, Inc.	555	102,386
Nasdaq, Inc.	88	13,424
OneMain Holdings, Inc.	540	20,185
Raymond James Financial, Inc.	1,868	167,018
SEI Investments Co.	397	21,446
SLM Corp.	1,895	30,206
Stifel Financial Corp.	1,071	59,998
Synchrony Financial	532	14,694
Virtu Financial, Inc. Class A	1,022	23,925
The Western Union Co.	896	14,757
		1,190,792
Insurance — 11.4%
Aflac, Inc.	2,528	139,874
Alleghany Corp. (a)	265	220,771
The Allstate Corp.	1,042	132,053
American Financial Group, Inc.	1,222	169,626
American International Group, Inc.	4,325	221,137
Aon PLC Class A	206	55,554
Arch Capital Group Ltd. (a)	4,862	221,172
Arthur J Gallagher & Co.	457	74,509
Assurant, Inc.	982	169,739
Assured Guaranty Ltd.	1,551	86,530
Axis Capital Holdings Ltd.	1,961	111,953
Berkshire Hathaway, Inc. Class B (a)	65	17,746
Brighthouse Financial, Inc. (a)	1,259	51,644
Brown & Brown, Inc.	833	48,597
Chubb Ltd.	762	149,794
Cincinnati Financial Corp.	1,185	140,991
CNA Financial Corp.	310	13,919
Equitable Holdings, Inc.	496	12,931
Erie Indemnity Co. Class A	63	12,108
Everest Re Group Ltd.	709	198,719
Fidelity National Financial, Inc.	2,056	75,990
First American Financial Corp.	1,231	65,145
Globe Life, Inc.	839	81,777
The Hanover Insurance Group, Inc.	646	94,478

	Number of Shares	Value
The Hartford Financial Services Group, Inc.	2,750	$179,933
Lincoln National Corp.	1,098	51,353
Loews Corp.	2,775	164,447
Markel Corp. (a)	144	186,228
Marsh & McLennan Cos., Inc.	347	53,872
MetLife, Inc.	2,257	141,717
MGIC Investment Corp.	3,737	47,086
Old Republic International Corp.	3,607	80,653
Primerica, Inc.	161	19,270
Principal Financial Group, Inc.	3,056	204,110
The Progressive Corp.	1,225	142,431
Prudential Financial, Inc.	1,584	151,557
Reinsurance Group of America, Inc.	1,134	133,007
RenaissanceRe Holdings Ltd.	471	73,650
Ryan Specialty Holdings, Inc. (a)	298	11,679
The Travelers Cos., Inc.	1,200	202,956
Unum Group	5,048	171,733
Voya Financial, Inc.	1,443	85,902
W.R. Berkley Corp.	2,340	159,728
Willis Towers Watson PLC	305	60,204
		4,888,273
Private Equity — 0.3%
Ares Management Corp. Class A	188	10,690
Blackstone, Inc.	602	54,920
The Carlyle Group, Inc.	769	24,346
KKR & Co., Inc.	492	22,775
		112,731
Real Estate — 0.3%
CBRE Group, Inc. Class A (a)	819	60,287
Jones Lang LaSalle, Inc. (a)	336	58,753
		119,040
Real Estate Investment Trusts (REITS) — 4.4%
AGNC Investment Corp.	1,408	15,587
Alexandria Real Estate Equities, Inc.	116	16,823
American Campus Communities, Inc.	814	52,479
American Homes 4 Rent Class A	567	20,094
American Tower Corp.	47	12,013
Annaly Capital Management, Inc.	4,029	23,811
Apartment Income REIT Corp.	597	24,835
AvalonBay Communities, Inc.	190	36,908
Boston Properties, Inc.	280	24,914
Brixmor Property Group, Inc.	1,556	31,447
Camden Property Trust	278	37,385
Cousins Properties, Inc.	607	17,743
Crown Castle International Corp.	95	15,996
CubeSmart	410	17,515
Digital Realty Trust, Inc.	151	19,604

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Duke Realty Corp.	1,033	$56,763
EastGroup Properties, Inc.	110	16,976
EPR Properties	421	19,758
Equity LifeStyle Properties, Inc.	348	24,524
Equity Residential	539	38,927
Essex Property Trust, Inc.	114	29,812
Extra Space Storage, Inc.	314	53,418
Federal Realty OP LP	219	20,967
First Industrial Realty Trust, Inc.	501	23,787
Gaming and Leisure Properties, Inc.	966	44,301
Healthcare Trust of America, Inc. Class A	1,068	29,808
Healthpeak Properties, Inc.	882	22,853
Highwoods Properties, Inc.	440	15,044
Host Hotels & Resorts, Inc.	1,745	27,362
Invitation Homes, Inc.	889	31,631
Iron Mountain, Inc.	1,412	68,750
Kilroy Realty Corp.	313	16,379
Kimco Realty Corp.	2,632	52,035
Lamar Advertising Co. Class A	323	28,414
Life Storage, Inc.	313	34,950
Medical Properties Trust, Inc.	1,990	30,387
Mid-America Apartment Communities, Inc.	264	46,113
National Retail Properties, Inc.	606	26,058
National Storage Affiliates Trust	404	20,228
New Residential Investment Corp.	9,038	84,234
Omega Healthcare Investors, Inc.	760	21,424
Prologis, Inc.	191	22,471
Public Storage	114	35,644
Rayonier, Inc.	1,026	38,352
Realty Income Corp.	573	39,113
Regency Centers Corp.	579	34,341
Rexford Industrial Realty, Inc.	517	29,774
SBA Communications Corp.	95	30,405
Simon Property Group, Inc.	352	33,412
SL Green Realty Corp. (b)	200	9,230
Spirit Realty Capital, Inc.	353	13,336
Sun Communities, Inc.	150	23,904
UDR, Inc.	607	27,946
Ventas, Inc.	683	35,127
VICI Properties, Inc.	1,003	29,879
Welltower, Inc.	524	43,151
Weyerhaeuser Co.	4,408	145,993
WP Carey, Inc.	719	59,576
		1,903,711

	Number of Shares	Value
Savings & Loans — 0.1%
New York Community Bancorp, Inc. (b)	2,688	$24,541
		9,996,597
Industrial — 11.8%
Aerospace & Defense — 1.2%
Curtiss-Wright Corp.	459	60,616
General Dynamics Corp.	461	101,996
Howmet Aerospace, Inc.	922	28,997
L3 Harris Technologies, Inc.	292	70,577
Lockheed Martin Corp.	142	61,054
Northrop Grumman Corp.	250	119,643
Raytheon Technologies Corp.	348	33,446
Teledyne Technologies, Inc. (a)	64	24,007
TransDigm Group, Inc. (a)	20	10,733
		511,069
Building Materials — 1.5%
Builders FirstSource, Inc. (a)	4,333	232,682
Carrier Global Corp.	832	29,669
Eagle Materials, Inc.	188	20,669
Johnson Controls International PLC	399	19,104
Louisiana-Pacific Corp.	1,913	100,260
Martin Marietta Materials, Inc.	131	39,200
Masco Corp.	838	42,403
MDU Resources Group, Inc.	1,109	29,932
Mohawk Industries, Inc. (a)	107	13,278
Owens Corning	804	59,745
Vulcan Materials Co.	240	34,104
		621,046
Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	161	24,801
AMETEK, Inc.	218	23,956
Emerson Electric Co.	424	33,725
Littelfuse, Inc.	176	44,711
		127,193
Electronics — 2.2%
Agilent Technologies, Inc.	150	17,816
Allegion PLC	126	12,335
Amphenol Corp. Class A	1,551	99,853
Arrow Electronics, Inc. (a)	1,657	185,733
Avnet, Inc.	2,446	104,884
Coherent, Inc. (a)	48	12,779
Fortive Corp.	289	15,716
Honeywell International, Inc.	79	13,731
Hubbell, Inc.	322	57,503
II-VI, Inc. (a) (b)	734	37,397
Jabil, Inc.	3,475	177,955
Keysight Technologies, Inc. (a)	225	31,016

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mettler-Toledo International, Inc. (a)	17	$19,529
National Instruments Corp.	363	11,336
nVent Electric PLC	1,726	54,076
Sensata Technologies Holding PLC	258	10,658
TD SYNNEX Corp.	318	28,970
Trimble, Inc. (a)	234	13,626
Vontier Corp.	749	17,220
Woodward, Inc.	110	10,174
		932,307
Engineering & Construction — 0.5%
AECOM	1,628	106,178
Jacobs Engineering Group, Inc.	549	69,794
MasTec, Inc. (a)	190	13,615
TopBuild Corp. (a)	265	44,298
		233,885
Environmental Controls — 0.5%
Clean Harbors, Inc. (a)	508	44,537
Pentair PLC	255	11,671
Republic Services, Inc.	499	65,304
Tetra Tech, Inc.	320	43,696
Waste Management, Inc.	437	66,852
		232,060
Hand & Machine Tools — 0.3%
Lincoln Electric Holdings, Inc.	350	43,176
Regal Rexnord Corp.	311	35,305
Snap-on, Inc.	302	59,503
		137,984
Machinery – Construction & Mining — 0.1%
BWX Technologies, Inc.	300	16,527
Caterpillar, Inc.	144	25,741
		42,268
Machinery – Diversified — 1.0%
AGCO Corp.	447	44,119
Crane Holdings Co.	532	46,582
Deere & Co.	84	25,155
Dover Corp.	325	39,429
Enovis Corp. (a)	249	13,695
Esab Corp.	374	16,363
Graco, Inc.	259	15,387
IDEX Corp.	105	19,071
Ingersoll Rand, Inc.	827	34,800
The Middleby Corp. (a)	156	19,556
Nordson Corp.	143	28,949
Otis Worldwide Corp.	594	41,978
Rockwell Automation, Inc.	51	10,165

	Number of Shares	Value
Westinghouse Air Brake Technologies Corp.	951	$78,058
		433,307
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems, Inc.	274	24,679
Valmont Industries, Inc.	179	40,209
		64,888
Miscellaneous - Manufacturing — 0.8%
3M Co.	92	11,906
A.O. Smith Corp.	467	25,536
Carlisle Cos., Inc.	387	92,342
Donaldson Co., Inc.	271	13,046
Eaton Corp. PLC	299	37,671
Illinois Tool Works, Inc.	134	24,421
Parker-Hannifin Corp.	175	43,059
Textron, Inc.	1,264	77,192
Trane Technologies PLC	86	11,169
		336,342
Packaging & Containers — 1.5%
Amcor PLC	10,145	126,102
Ardagh Group SA (a) (c) (d)	463	9,829
Ball Corp.	521	35,829
Berry Global Group, Inc. (a)	742	40,543
Crown Holdings, Inc.	497	45,808
Graphic Packaging Holding Co.	4,765	97,683
Packaging Corp. of America	728	100,100
Sealed Air Corp.	1,144	66,032
Silgan Holdings, Inc.	1,273	52,639
Sonoco Products Co.	332	18,937
WestRock Co.	1,103	43,944
		637,446
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	311	67,742
Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	1,317	133,504
CSX Corp.	1,402	40,742
Expeditors International of Washington, Inc.	420	40,933
FedEx Corp.	66	14,963
J.B. Hunt Transport Services, Inc.	432	68,027
Kirby Corp. (a)	250	15,210
Knight-Swift Transportation Holdings, Inc.	1,892	87,581
Landstar System, Inc.	287	41,735
Norfolk Southern Corp.	120	27,275
Old Dominion Freight Line, Inc.	144	36,904
Ryder System, Inc.	1,194	84,846
Schneider National, Inc. Class B	1,039	23,253

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Union Pacific Corp.	117	$24,954
United Parcel Service, Inc. Class B	135	24,643
		664,570
		5,042,107
Technology — 10.4%
Computers — 5.5%
Accenture PLC Class A	49	13,605
Amdocs Ltd.	2,170	180,783
Apple, Inc.	292	39,922
CACI International, Inc. Class A (a)	480	135,254
Cognizant Technology Solutions Corp. Class A	2,421	163,393
Dell Technologies, Inc.	1,642	75,877
DXC Technology Co. (a)	1,984	60,135
Fortinet, Inc. (a)	1,653	93,527
Genpact Ltd.	873	36,980
Globant SA (a)	83	14,442
Hewlett Packard Enterprise Co.	19,317	256,144
HP, Inc.	15,165	497,109
International Business Machines Corp.	579	81,749
KBR, Inc.	3,495	169,123
Kyndryl Holdings, Inc. (a)	1,080	10,562
Leidos Holdings, Inc.	1,584	159,525
Lumentum Holdings, Inc. (a)	783	62,186
NCR Corp. (a)	629	19,568
NetApp, Inc.	978	63,805
Pure Storage, Inc. Class A (a)	3,861	99,266
Science Applications International Corp.	868	80,811
Western Digital Corp. (a)	1,099	49,268
		2,363,034
Semiconductors — 2.3%
Advanced Micro Devices, Inc. (a)	361	27,606
Analog Devices, Inc.	284	41,490
Applied Materials, Inc.	202	18,378
Broadcom, Inc.	70	34,007
Cirrus Logic, Inc. (a)	731	53,027
Entegris, Inc.	386	35,562
Intel Corp.	440	16,460
KLA Corp.	333	106,254
Lam Research Corp.	42	17,898
Lattice Semiconductor Corp. (a)	671	32,543
Marvell Technology, Inc.	720	31,342
Microchip Technology, Inc.	958	55,641
Micron Technology, Inc.	1,164	64,346
Monolithic Power Systems, Inc.	214	82,184
ON Semiconductor Corp. (a)	5,252	264,228
QUALCOMM, Inc.	353	45,092

	Number of Shares	Value
Teradyne, Inc.	381	$34,118
Texas Instruments, Inc.	178	27,350
		987,526
Software — 2.6%
Activision Blizzard, Inc.	204	15,883
Akamai Technologies, Inc. (a)	495	45,208
ANSYS, Inc. (a)	53	12,682
Aspen Technology, Inc. (a)	232	42,614
Black Knight, Inc. (a)	782	51,135
Broadridge Financial Solutions, Inc.	163	23,236
Cadence Design Systems, Inc. (a)	616	92,419
CDK Global, Inc.	2,943	161,188
Change Healthcare, Inc. (a)	2,531	58,365
Citrix Systems, Inc.	387	37,605
Concentrix Corp.	365	49,509
Datadog, Inc. Class A (a)	281	26,762
Doximity, Inc. Class A (a) (b)	418	14,555
Dropbox, Inc. Class A (a)	441	9,257
Electronic Arts, Inc.	199	24,208
Fiserv, Inc. (a)	195	17,349
Jack Henry & Associates, Inc.	240	43,205
Manhattan Associates, Inc. (a)	136	15,586
Microsoft Corp.	81	20,803
MSCI, Inc.	23	9,479
Oracle Corp.	243	16,978
Paychex, Inc.	410	46,687
Paycom Software, Inc. (a)	42	11,765
PTC, Inc. (a)	249	26,479
Roper Technologies, Inc.	121	47,753
ServiceNow, Inc. (a)	24	11,413
SS&C Technologies Holdings, Inc	892	51,798
Synopsys, Inc. (a)	322	97,791
Teradata Corp. (a)	519	19,208
Tyler Technologies, Inc. (a)	38	12,634
		1,113,554
		4,464,114
Utilities — 7.2%
Electric — 6.3%
AES Corp.	1,187	24,939
Alliant Energy Corp.	886	51,929
Ameren Corp.	1,002	90,541
American Electric Power Co., Inc.	1,176	112,825
Brookfield Renewable Corp. Class A	503	17,912
CenterPoint Energy, Inc.	3,519	104,092
CMS Energy Corp.	2,065	139,388
Consolidated Edison, Inc.	1,517	144,267
Constellation Energy Corp.	335	19,182
Dominion Energy, Inc.	815	65,045

The accompanying notes are an integral part of the financial statements.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
DTE Energy Co.	1,155	$146,396
Duke Energy Corp.	692	74,189
Edison International	1,308	82,718
Entergy Corp.	1,147	129,198
Evergy, Inc.	1,400	91,350
Eversource Energy	1,066	90,045
Exelon Corp.	3,749	169,905
FirstEnergy Corp.	3,439	132,023
Hawaiian Electric Industries, Inc.	1,009	41,268
IDACORP, Inc.	414	43,851
NextEra Energy, Inc.	210	16,267
NRG Energy, Inc.	5,370	204,973
OGE Energy Corp.	1,731	66,747
PG&E Corp. (a)	12,548	125,229
Pinnacle West Capital Corp.	676	49,429
PPL Corp.	1,616	43,842
Public Service Enterprise Group, Inc.	840	53,155
Sempra Energy	549	82,498
The Southern Co.	1,115	79,511
Vistra Corp.	1,501	34,298
WEC Energy Group, Inc.	956	96,212
Xcel Energy, Inc.	1,144	80,949
		2,704,173
Gas — 0.7%
Atmos Energy Corp.	293	32,845
National Fuel Gas Co.	1,500	99,075
NiSource, Inc.	4,068	119,966
UGI Corp.	1,461	56,409
		308,295
Water — 0.2%
American Water Works Co., Inc.	238	35,407
Essential Utilities, Inc.	800	36,679
		72,086
		3,084,554

TOTAL COMMON STOCK (Cost $46,615,434)		42,710,762

TOTAL EQUITIES (Cost $46,615,434)		42,710,762

	Number of Shares	Value
MUTUAL FUNDS — 0.8%
Diversified Financial Services — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio (e)	332,313	$332,313

TOTAL MUTUAL FUNDS (Cost $332,313)		332,313

TOTAL LONG-TERM INVESTMENTS (Cost $46,947,747)		43,043,075

TOTAL INVESTMENTS — 100.7% (Cost $46,947,747) (f)		43,043,075

Other Assets/(Liabilities) — (0.7)%		(302,917)

NET ASSETS — 100.0%		$42,740,158

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $413,639 or 0.97% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $90,367 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2022, these securities amounted to a value of $9,829 or 0.02% of net assets.
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments
June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.9%
COMMON STOCK — 0.9%
Energy — 0.9%
Oil & Gas — 0.9%
Fieldwood Energy LLC (a)	13,011	$—
Fieldwood Energy LLC (a) (b) (c)	3,193	—
Tourmaline Oil Corp. (d)	11,112	577,786
		577,786

TOTAL COMMON STOCK (Cost $550,886)		577,786

TOTAL EQUITIES (Cost $550,886)		577,786
	Principal Amount
BONDS & NOTES — 90.2%
BANK LOANS — 3.5%
Food — 0.3%
Florida Food Products, LLC, Term Loan, 1 mo. USD LIBOR + 5.000%
6.666% VRN 10/18/28	$166,862	156,016
Internet — 0.3%
TouchTunes Interactive Networks, Inc., 2022 Term Loan, 3 mo. SOFR+ 5.250%
7.304% VRN 4/02/29	217,223	209,620
Packaging & Containers — 0.2%
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. SOFR + 4.250%
5.875% VRN 4/13/29	95,966	89,534
Pharmaceuticals — 0.2%
Perrigo Investments, LLC, Term Loan B, 1 mo. SOFR + 2.500%
3.645% VRN 4/20/29	129,317	124,144
Software — 2.5%
Finastra USA, Inc., USD 2nd Lien Term Loan , 3 mo. USD LIBOR + 7.250%
8.489% VRN 6/13/25	950,532	812,030
Ivanti Software, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.848% VRN 12/01/27	169,575	145,270

	Principal Amount	Value
Mitnick Corporate Purchaser, Inc., Term Loan, 3 mo. SOFR + 4.750%
5.924% VRN 5/02/29	$319,755	$302,967
Quest Software US Holdings, Inc., 2022 2nd Lien Term Loan, 3 mo. SOFR + 7.500%
8.724% VRN 2/01/30	342,316	305,089
		1,565,356

TOTAL BANK LOANS (Cost $2,336,672)		2,144,670

CORPORATE DEBT — 86.7%
Advertising — 1.2%
CMG Media Corp.
8.875%12/15/27(e)	712,000	561,704
Stagwell Global LLC
5.625%8/15/29(e)	220,000	176,777
		738,481
Agriculture — 0.3%
Darling Ingredients, Inc.
6.000%6/15/30(e)	161,000	160,557
Airlines — 2.5%
American Airlines, Inc.
11.750%7/15/25(e)	379,000	393,800
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.500%4/20/26(e)	535,000	491,550
5.750%4/20/29(e)	229,000	196,016
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%6/20/27(e)	265,000	260,442
United Airlines, Inc.
4.375%4/15/26(e)	122,000	108,885
4.625%4/15/29(e)	121,000	101,867
		1,552,560
Auto Manufacturers — 1.3%
Ford Motor Co.
3.250%2/12/32	434,000	321,822
7.450%7/16/31	153,000	155,249
Ford Motor Credit Co. LLC
4.000%11/13/30	402,000	325,722
		802,793
Auto Parts & Equipment — 0.4%
Adient Global Holdings Ltd.
4.875%8/15/26(e)	277,000	243,112

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Biotechnology — 0.4%
Emergent BioSolutions, Inc.
3.875%8/15/28(e)	$347,000	$245,999
Building Materials — 1.2%
Jeld-Wen, Inc.
4.875%12/15/27(d)(e)	68,000	53,040
New Enterprise Stone & Lime Co., Inc.
5.250%7/15/28(e)	222,000	182,492
9.750%7/15/28(e)	602,000	514,710
		750,242
Chemicals — 2.8%
ASP Unifrax Holdings, Inc.
7.500%9/30/29(e)	55,000	38,173
Consolidated Energy Finance SA
5.625%10/15/28(e)	595,000	479,280
LSF11 A5 HoldCo LLC
6.625%10/15/29(e)	217,000	182,822
Methanex Corp.
5.125%10/15/27	144,000	127,080
Olympus Water US Holding Corp.
4.250%10/01/28(e)	326,000	255,339
6.250%10/01/29(d)(e)	459,000	319,549
Polar US Borrower LLC / Schenectady International Group, Inc.
6.750%5/15/26(d)(e)	65,000	45,404
Tronox, Inc.
4.625%3/15/29(e)	196,000	157,739
Vibrantz Technologies, Inc.
9.000%2/15/30(d)(e)	230,000	162,133
		1,767,519
Coal — 0.8%
Coronado Finance Pty Ltd.
10.750%5/15/26(e)	327,000	339,263
Warrior Met Coal, Inc.
7.875%12/01/28(e)	135,000	129,191
		468,454
Commercial Services — 3.2%
Alta Equipment Group, Inc.
5.625%4/15/26(e)	378,000	323,190
APi Escrow Corp.
4.750%10/15/29(e)	372,000	298,530
CoreLogic, Inc.
4.500%5/01/28(e)	251,000	193,270
The Hertz Corp.
5.000%12/01/29(e)	315,000	243,630

	Principal Amount	Value
Prime Security Services Borrower LLC / Prime Finance, Inc.
6.250%1/15/28(e)	$418,000	$349,132
PROG Holdings, Inc.
6.000%11/15/29(e)	304,000	229,879
Sabre GLBL, Inc.
7.375%9/01/25(e)	172,000	160,498
9.250%4/15/25(e)	171,000	164,767
		1,962,896
Computers — 1.6%
CA Magnum Holdings
5.375%10/31/26(e)	105,000	90,997
Condor Merger Sub, Inc.
7.375%2/15/30(d)(e)	637,000	520,349
Presidio Holdings, Inc.
8.250%2/01/28(e)	462,000	406,091
		1,017,437
Cosmetics & Personal Care — 0.6%
Coty, Inc. /HFC Prestige Products, Inc. /HFC Prestige International US LLC
4.750%1/15/29(e)	446,000	385,232
Distribution & Wholesale — 0.7%
American Builders & Contractors Supply Co., Inc.
3.875%11/15/29(e)	185,000	147,906
Resideo Funding, Inc.
4.000%9/01/29(e)	372,000	290,320
		438,226
Diversified Financial Services — 5.3%
Coinbase Global, Inc.
3.375%10/01/28(d)(e)	168,000	104,464
3.625%10/01/31(e)	136,000	75,370
Global Aircraft Leasing Co. Ltd.
6.500%9/15/24(e)	1,445,880	1,095,254
Jefferson Capital Holdings LLC
6.000%8/15/26(e)	380,000	332,500
Midcap Financial Issuer Trust
5.625%1/15/30(e)	339,000	264,498
6.500%5/01/28(e)	270,000	232,200
OneMain Finance Corp.
4.000%9/15/30	169,000	125,112
5.375%11/15/29	552,000	446,504
PRA Group, Inc.
5.000%10/01/29(e)	583,000	481,716
7.375%9/01/25(e)	168,000	163,380
		3,320,998

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 1.5%
PG&E Corp.
5.000%7/01/28	$567,000	$486,333
Pike Corp.
5.500%9/01/28(e)	593,000	474,400
		960,733
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
6.500%12/31/27(e)	215,000	188,394
Electronics — 0.8%
Atkore, Inc.
4.250%6/01/31(e)	587,000	487,210
Engineering & Construction — 0.8%
Arcosa, Inc.
4.375%4/15/29(e)	230,000	193,528
Dycom Industries, Inc.
4.500%4/15/29(e)	99,000	86,555
MasTec, Inc.
4.500%8/15/28(e)	130,000	117,160
Railworks Holdings LP / Railworks Rally, Inc.
8.250%11/15/28(e)	117,000	105,593
		502,836
Entertainment — 0.4%
Live Nation Entertainment, Inc.
4.750%10/15/27(d)(e)	260,000	232,716
Environmental Controls — 0.2%
Harsco Corp.
5.750%7/31/27(d)(e)	188,000	150,438
Food — 2.1%
JBS Finance Luxembourg Sarl
3.625%1/15/32(e)	420,000	339,150
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500%1/15/30(e)	826,000	783,283
6.500%4/15/29(e)	164,000	164,984
		1,287,417
Forest Products & Paper — 0.3%
Clearwater Paper Corp.
4.750%8/15/28(e)	230,000	198,337
Health Care – Services — 7.1%
Centene Corp.
4.625%12/15/29	629,000	583,525
Charles River Laboratories International, Inc.
3.750%3/15/29(e)	40,000	34,714
4.250%5/01/28(e)	329,000	295,544

	Principal Amount	Value
CHS/Community Health Systems, Inc.
4.750%2/15/31(e)	$108,000	$79,071
5.250%5/15/30(e)	468,000	355,564
6.000%1/15/29(e)	184,000	150,727
6.125%4/01/30(d)(e)	213,000	129,930
HCA, Inc.
3.500%9/01/30	776,000	660,291
5.625%9/01/28	673,000	662,027
ModivCare Escrow Issuer, Inc.
5.000%10/01/29(e)	143,000	114,932
Molina Healthcare, Inc.
4.375%6/15/28(e)	187,000	167,235
Radiology Partners, Inc.
9.250%2/01/28(e)	655,000	489,227
Tenet Healthcare Corp.
4.375%1/15/30(e)	165,000	139,595
4.875%1/01/26(e)	179,000	164,680
6.125%10/01/28(e)	350,000	302,750
6.125%6/15/30(e)	96,000	90,482
		4,420,294
Home Builders — 1.5%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.625%8/01/29(e)	198,000	148,500
M/I Homes, Inc.
4.950%2/01/28	368,000	312,816
Mattamy Group Corp.
4.625%3/01/30(e)	668,000	488,184
		949,500
Insurance — 0.7%
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc.
7.625%10/15/25(e)	430,269	415,425
Internet — 1.9%
Getty Images, Inc.
9.750%3/01/27(e)	74,000	70,300
ION Trading Technologies Sarl
5.750%5/15/28(e)	298,000	238,337
Millennium Escrow Corp.
6.625%8/01/26(e)	296,000	241,482
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.
6.000%2/15/28(d)(e)	171,000	122,892
10.750%6/01/28(e)	227,000	201,982
Twitter, Inc.
5.000%3/01/30(d)(e)	272,000	258,060

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Uber Technologies, Inc.
4.500%8/15/29	$78,000	$64,083
		1,197,136
Investment Companies — 0.3%
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
4.750%9/15/24	178,000	166,078
Leisure Time — 1.4%
Carnival Corp.
5.750%3/01/27(e)	487,000	353,674
6.000%5/01/29(e)	87,000	60,791
NCL Corp. Ltd.
5.875%3/15/26(e)	118,000	92,284
5.875%2/15/27(e)	49,000	41,895
NCL Finance Ltd.
6.125%3/15/28(d)(e)	94,000	68,385
Royal Caribbean Cruises Ltd.
5.500%8/31/26(e)	343,000	253,480
		870,509
Lodging — 0.9%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
4.875%7/01/31(e)	199,000	151,894
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp.
5.875%5/15/25(e)	225,000	206,948
Travel & Leisure Co.
6.625%7/31/26(e)	213,000	202,222
		561,064
Machinery – Diversified — 0.2%
OT Merger Corp.
7.875%10/15/29(e)	219,000	125,782
Media — 8.5%
Altice Financing SA
5.000%1/15/28(e)	152,000	120,943
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%1/15/34(e)	486,000	375,435
5.000%2/01/28(e)	130,000	119,653
CSC Holdings LLC
4.625%12/01/30(e)	311,000	208,370
Cumulus Media New Holdings, Inc.
6.750%7/01/26(d)(e)	230,000	211,888
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc.
5.875%8/15/27(e)	543,000	466,760

	Principal Amount	Value
DISH DBS Corp.
5.250%12/01/26(e)	$53,000	$41,354
5.750%12/01/28(e)	68,000	50,348
7.375%7/01/28	32,000	21,623
DISH Network Corp.
3.375%8/15/26	680,000	459,340
Gray Escrow II, Inc.
5.375%11/15/31(e)	246,000	197,108
iHeartCommunications, Inc.
8.375%5/01/27(d)	831,000	660,379
LCPR Senior Secured Financing DAC
5.125%7/15/29(e)	465,000	388,275
6.750%10/15/27(e)	283,000	263,991
Radiate Holdco LLC / Radiate Finance, Inc.
6.500%9/15/28(e)	336,000	259,686
Sinclair Television Group Inc, Series
5.125%2/15/27(d)(e)	178,000	149,586
Sirius XM Radio, Inc.
3.125%9/01/26(e)	225,000	198,550
3.875%9/01/31(e)	333,000	267,232
Townsquare Media, Inc.
6.875%2/01/26(d)(e)	429,000	381,831
Univision Communications, Inc.
7.375%6/30/30(e)	71,000	69,698
Virgin Media Secured Finance PLC
4.500%8/15/30(e)	280,000	230,083
Virgin Media Vendor Financing Notes IV DAC
5.000%7/15/28(e)	200,000	165,494
		5,307,627
Metal Fabricate & Hardware — 0.2%
Park-Ohio Industries, Inc.
6.625%4/15/27(d)	146,000	115,340
Mining — 2.1%
Arconic Corp.
6.125%2/15/28(e)	178,000	164,134
Compass Minerals International, Inc.
4.875%7/15/24(e)	294,000	272,785
6.750%12/01/27(e)	192,000	173,760
Hecla Mining Co.
7.250%2/15/28	423,000	400,984
Novelis Corp.
3.250%11/15/26(e)	48,000	40,573
3.875%8/15/31(e)	341,000	261,462
		1,313,698

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Miscellaneous - Manufacturing — 0.3%
Amsted Industries, Inc.
5.625%7/01/27(e)	$175,000	$164,500
Oil & Gas — 8.4%
Apache Corp.
4.750%4/15/43	65,000	50,674
5.100%9/01/40	130,000	109,769
5.350%7/01/49	197,000	155,728
Chesapeake Energy Corp.
5.500%2/01/26(e)	90,000	85,500
5.875%2/01/29(e)	205,000	193,315
Comstock Resources, Inc.
5.875%1/15/30(e)	114,000	98,040
6.750%3/01/29(e)	126,000	112,824
CVR Energy, Inc.
5.750%2/15/28(e)	350,000	311,936
Hilcorp Energy I LP / Hilcorp Finance Co.
6.250%11/01/28(e)	365,000	339,717
Murphy Oil Corp.
6.375%7/15/28	182,000	169,731
Nabors Industries Ltd.
7.250%1/15/26(e)	339,000	300,642
7.500%1/15/28(e)	169,000	145,340
Nabors Industries, Inc.
5.750%2/01/25	55,000	49,115
7.375%5/15/27(e)	227,000	215,650
Neptune Energy Bondco PLC
6.625%5/15/25(e)	594,000	570,240
Occidental Petroleum Corp.
6.125%1/01/31	387,000	392,196
6.200%3/15/40	550,000	541,750
6.450%9/15/36	215,000	220,375
6.950%7/01/24	88,000	90,640
Parkland Corp.
4.625%5/01/30(e)	105,000	85,179
5.875%7/15/27(e)	269,000	244,118
Range Resources Corp. Co.
8.250%1/15/29	123,000	125,546
Southwestern Energy Co.
4.750%2/01/32	109,000	92,886
Sunoco LP/Sunoco Finance Corp.
6.000%4/15/27	172,000	163,939
Transocean Guardian Ltd.
5.875%1/15/24(e)	28,501	26,341
Transocean Poseidon Ltd.
6.875%2/01/27(e)	27,188	24,197
Transocean, Inc.
7.250%11/01/25(e)	172,000	127,746

	Principal Amount	Value
7.500%1/15/26(e)	$241,000	$169,361
		5,212,495
Oil & Gas Services — 0.7%
Weatherford International Ltd.
6.500%9/15/28(e)	126,000	113,085
8.625%4/30/30(e)	368,000	305,361
		418,446
Packaging & Containers — 1.3%
Clydesdale Acquisition Holdings, Inc.
6.625%4/15/29(e)	79,000	74,302
8.750%4/15/30(e)	263,000	225,820
Mauser Packaging Solutions Holding Co.
5.500%4/15/24(e)	164,000	156,620
Trident TPI Holdings, Inc.
9.250%8/01/24(e)	386,000	353,128
		809,870
Pharmaceuticals — 2.5%
AdaptHealth LLC
5.125%3/01/30(e)	451,000	380,152
Bausch Health Americas, Inc.
8.500%1/31/27(d)(e)	250,000	175,313
Bausch Health Cos., Inc.
4.875%6/01/28(e)	215,000	167,302
5.000%1/30/28(e)	446,000	237,495
5.250%1/30/30(e)	19,000	9,810
5.250%2/15/31(e)	114,000	58,471
Jazz Securities DAC
4.375%1/15/29(e)	187,000	165,895
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.125%4/30/28(e)	200,000	176,162
Perrigo Finance Unlimited Co.
4.400% STEP 6/15/30	194,000	173,597
		1,544,197
Pipelines — 6.6%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%6/15/29(e)	853,000	763,913
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%6/15/31(e)	379,000	321,543
EnLink Midstream LLC
5.375%6/01/29	173,000	151,389
EnLink Midstream Partners LP
4.850%7/15/26	56,000	51,660
5.450%6/01/47	97,000	68,651
5.600%4/01/44	257,000	181,919

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
EQM Midstream Partners LP
4.500%1/15/29(e)	$157,000	$127,465
4.750%1/15/31(e)	142,000	113,245
6.000%7/01/25(e)	67,000	64,474
6.500%7/01/27(e)	151,000	140,391
Harvest Midstream I LP
7.500%9/01/28(e)	514,000	482,765
ITT Holdings LLC
6.500%8/01/29(e)	565,000	452,000
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500%2/01/26(e)	350,000	315,000
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp
7.500%10/01/25(e)	171,000	165,497
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875%2/01/31	295,000	268,923
5.500%3/01/30	28,000	26,667
Venture Global Calcasieu Pass LLC
3.875%8/15/29(e)	133,000	116,338
4.125%8/15/31(e)	152,000	130,309
Western Midstream Operating LP
5.450%4/01/44	202,000	167,890
		4,110,039
Real Estate — 0.4%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750%1/15/29(e)	311,000	235,838
Real Estate Investment Trusts (REITS) — 2.1%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.750%6/15/29(e)	425,000	326,984
RLJ Lodging Trust LP
3.750%7/01/26(e)	107,000	92,638
4.000%9/15/29(e)	126,000	103,437
Service Properties Trust
3.950%1/15/28	73,000	49,977
4.375%2/15/30	115,000	76,762
4.950%2/15/27	58,000	42,717
7.500%9/15/25	267,000	244,639
Starwood Property Trust, Inc.
5.500%11/01/23(e)	173,000	171,054
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
4.750%4/15/28(e)	180,000	147,250
7.875%2/15/25(e)	25,000	24,125
		1,279,583

	Principal Amount	Value
Retail — 2.9%
Asbury Automotive Group, Inc.
4.625%11/15/29(e)	$148,000	$122,285
Bath & Body Works, Inc.
6.750%7/01/36	97,000	77,717
6.875%11/01/35	299,000	240,414
BCPE Ulysses Intermediate, Inc.
7.750%4/01/27(e)	405,000	249,075
Macy’s Retail Holdings LLC
5.875%4/01/29(e)	40,000	34,050
5.875%3/15/30(d)(e)	71,000	59,572
6.125%3/15/32(e)	78,000	64,986
Nordstrom, Inc.
5.000%1/15/44(d)	331,000	235,838
Sonic Automotive, Inc.
4.625%11/15/29(e)	149,000	115,447
4.875%11/15/31(d)(e)	63,000	47,387
Staples, Inc.
7.500%4/15/26(e)	160,000	134,720
10.750%4/15/27(d)(e)	216,000	142,560
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.000%6/01/31(e)	192,000	161,092
Superior Plus LP / Superior General Partner, Inc.
4.500%3/15/29(e)	145,000	123,250
		1,808,393
Semiconductors — 0.3%
Entegris Escrow Corp.
5.950%6/15/30(e)	204,000	194,080
Software — 1.6%
Avaya Holdings Corp., Convertible,
2.250%6/15/23	335,000	322,794
Consensus Cloud Solutions, Inc.
6.000%10/15/26(e)	94,000	80,868
Open Text Corp.
3.875%2/15/28(e)	43,000	38,245
Open Text Holdings, Inc.
4.125%2/15/30(e)	196,000	169,550
4.125%12/01/31(e)	72,000	59,397
Veritas US, Inc./Veritas Bermuda Ltd.
7.500%9/01/25(e)	402,000	298,988
		969,842
Telecommunications — 4.6%
Altice France SA
5.125%7/15/29(e)	368,000	277,840
Avaya, Inc.
6.125%9/15/28(e)	219,000	142,897

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Connect Finco SARL / Connect US Finco LLC
6.750%10/01/26(e)	$84,000	$75,075
Consolidated Communications, Inc.
6.500%10/01/28(e)	391,000	329,026
Frontier Communications Holdings LLC
6.000%1/15/30(d)(e)	572,000	441,870
Sprint Capital Corp.
6.875%11/15/28	476,000	500,524
8.750%3/15/32	671,000	807,535
T-Mobile USA, Inc.
3.375%4/15/29	357,000	312,086
		2,886,853
Transportation — 1.5%
Carriage Purchaser, Inc.
7.875%10/15/29(e)	186,000	138,223
First Student Bidco, Inc./First Transit Parent, Inc.
4.000%7/31/29(e)	425,000	339,997
Seaspan Corp.
5.500%8/01/29(e)	571,000	455,728
		933,948

TOTAL CORPORATE DEBT (Cost $63,318,426)		53,873,124

TOTAL BONDS & NOTES (Cost $65,655,098)		56,017,794
	Number of Shares
MUTUAL FUNDS — 7.2%
Diversified Financial Services — 7.2%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	4,492,445	4,492,445

TOTAL MUTUAL FUNDS (Cost $4,492,445)		4,492,445

TOTAL LONG-TERM INVESTMENTS (Cost $70,698,429)		61,088,025

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 7.3%
Commercial Paper — 3.2%
Rogers Communications, Inc.
2.286%7/28/22(e)	$2,000,000	$1,996,838

Repurchase Agreement — 4.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (g)	2,527,063	2,527,063

TOTAL SHORT-TERM INVESTMENTS (Cost $4,523,688)		4,523,901

TOTAL INVESTMENTS — 105.6% (Cost $75,222,117) (h)		65,611,926

Other Assets/(Liabilities) — (5.6)%		(3,467,200)

NET ASSETS — 100.0%		$62,144,726

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2022, these securities amounted to a value of $0 or 0.00% of net assets.
(d)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $5,248,035 or 8.44% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $933,609 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $43,611,606 or 70.18% of net assets.

(f)	Represents investment of security lending cash collateral. (Note 2).
(g)

Maturity value of $2,527,080. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $2,577,677.

(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments
June 30, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 93.6%
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 57.6%
Automobile Asset-Backed Securities — 5.3%
Avis Budget Rental Car Funding, Series 2017-2A, Class D
4.560% 3/20/24 (a) (b)	$2,000,000	$1,999,998
Carvana Auto Receivables Trust, Series 2020-N3, Class B
0.660% 6/12/28	4,296,330	4,203,874
Hertz Vehicle Financing LLC, Series 2021-1A, Class D
3.980% 12/26/25 (a)	3,400,000	3,160,222
Onemain Direct Auto Receivable
5.310% 6/14/29	800,000	797,812
Westlake Automobile Receivables Trust, Series 2020-3A, Class D
1.650% 2/17/26 (a)	2,306,000	2,227,122
		12,389,028
Commercial Mortgage-Backed Securities — 3.0%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
2.824% FRN 7/15/35 (a)	1,000,000	943,703
BX Commercial Mortgage Trust, Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000%
3.324% FRN 10/15/36 (a)	1,487,500	1,431,325
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
3.074% FRN 12/15/37 (a)	308,865	297,296
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600%
2.924% FRN 5/15/36 (a)	4,000,000	3,890,080
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
3.124% FRN 5/15/36 (a)	476,000	453,407
		7,015,811
Home Equity Asset-Backed Securities — 1.3%
Centex Home Equity Loan Trust, Series 2006-A, Class M1, 1 mo. USD LIBOR + .450%
2.074% FRN 6/25/36	285,545	284,562
Citigroup Mortgage Loan Trust, Series 2006-HE2, Class M1, 1 mo. USD LIBOR + .435%
2.059% FRN 8/25/36	538,473	535,387

	Principal Amount	Value
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD LIBOR + .615%
2.239% FRN 4/25/36	$1,740,787	$1,714,490
Residential Asset Securities Trust, Series 2005-EMX1, Class M1, 1 mo. USD LIBOR + .645%
2.269% FRN 3/25/35	545,397	544,388
		3,078,827
Other Asset-Backed Securities — 27.2%
321 Henderson Receivables LLC
Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 1.524% FRN 3/15/41 (a)	72,249	71,864
Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200% 1.524% FRN 9/15/41 (a)	66,809	65,582
Series 2006-4A, Class A1, 1 mo. USD LIBOR + .200% 1.524% FRN 12/15/41 (a)	5,356	5,354
Affirm Asset Securitization Trust
Series 2021-Z1, Class A, 1.070% 8/15/25 (a)	1,371,575	1,336,241
Series 2021-Z2, Class A, 1.170% 11/16/26 (a)	1,202,392	1,171,298
Series 2022-X1, Class A, 1.750% 2/15/27 (a)	1,528,045	1,501,407
Series 2020-Z2, Class A, 1.900% 1/15/25 (a)	1,155,887	1,141,923
Series 2021-A, Class D, 3.490% 8/15/25 (a)	1,600,000	1,563,850
BHG Securitization Trust, Series 2021-B, Class A
0.900% 10/17/34 (a)	1,226,245	1,170,052
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class A,
0.985% VRN 11/25/50 (a) (c)	1,589,024	1,553,370
Citigroup Mortgage Loan Trust, Series 2006-WFH2, Class M1, 1 mo. USD LIBOR + .405%
2.029% FRN 8/25/36	337,948	337,726
Crossroads Asset Trust, Series 2021-A, Class A2
0.820% 3/20/24 (a)	288,178	284,209
FCI Funding LLC
Series 2021-1A, Class A, 1.130% 4/15/33 (a)	2,220,307	2,172,545
Series 2021-1A, Class B, 1.530% 4/15/33 (a)	1,480,380	1,450,143
Series 2019-1A, Class A, 3.630% 2/18/31 (a)	25,927	25,940

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
First Franklin Mortgage Loan Trust
Series 2006-FF15, Class A5, 1 mo. USD LIBOR + .160% 1.784% FRN 11/25/36	$448,206	$443,149
Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .720% 2.344% FRN 10/25/35	223,081	222,815
FNA VI LLC, Series 21-1A, Class A
1.350% 1/10/32 (a)	3,244,017	3,032,127
FREED ABS Trust, Series 2021-2, Class B
1.030% 6/19/28 (a)	2,136,889	2,118,709
Gracie Point International Funding
Series 2021-1A, Class A, 1 mo. USD LIBOR + .750% 1.812% FRN 11/01/23 (a)	5,830,758	5,772,118
Series 2022-1A, Class C, SOFR30A + 3.500% 4.153% FRN 4/01/24 (a)	1,700,000	1,699,997
Series 2022-1A, Class E, SOFR30A + 5.750% 6.403% FRN 4/01/24 (a)	800,000	799,997
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD LIBOR + .260%
1.884% FRN 3/25/37	190,837	188,607
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD LIBOR + 2.200%
3.723% FRN 2/15/39 (a)	700,000	646,738
LCM Ltd., Series 19A, Class AR, 3 mo. USD LIBOR + 1.240%
2.284% FRN 7/15/27 (a)	430,414	427,791
Lendmark Funding Trust, Series 2019-2A, Class A
2.780% 4/20/28 (a)	6,600,000	6,455,979
Long Beach Mortgage Loan Trust, Series 2006-WL1, Class 2A4, 1 mo. USD LIBOR + .680%
2.304% FRN 1/25/46	42,964	42,957
New Residential Advance Receivables Trust Advance Receivables Backed
Series 2020-T1, Class AT1, ABS, 144A, 1.426% 8/15/53 (a)	2,250,000	2,216,467
Series 2020-T1, Class BT1, 1.823% 8/15/53 (a)	1,100,000	1,053,858
NP SPE II LP, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	228,912	216,426
NRZ Advance Receivables Trust, Series 2020-T3, Class CT3
1.814% 10/15/52 (a)	357,600	354,726

	Principal Amount	Value
Oportun Funding LLC
3.250% 6/15/29 (a)	$2,440,345	$2,413,154
Orange Lake Timeshare Trust, Series 2016-A, Class A
2.610% 3/08/29 (a)	79,258	76,932
Pagaya AI Debt Selection Trust
Series 2021-3, Class A, 1.150% 5/15/29 (a)	2,692,421	2,632,732
Series 2022-1, Class A, 2.030% 10/15/29 (a)	9,923,426	9,587,749
Sierra Receivables Funding LLC
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	970,884	930,433
Series 2019-2A, Class C, 3.120% 5/20/36 (a)	1,649,077	1,584,500
Series 2019-1A, Class C, 3.770% 1/20/36 (a)	221,343	214,929
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	248,601	242,726
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	200,263	198,206
SoFi Consumer Loan Program Trust, Series 2019-3, Class D
3.890% 5/25/28 (a)	946,000	946,165
Structured Asset Investment Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .735%
2.359% FRN 3/25/35	627,918	624,799
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 1 mo. USD LIBOR + .170% 1.794% FRN 1/25/37	224,653	222,433
Series 2006-WF1, Class M4, 1 mo. USD LIBOR + .645% 2.269% FRN 2/25/36	322,639	322,278
Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200% 2.824% FRN 11/25/35 (a)	540,041	528,292
Upstart Securitization Trust
Series 2021-4, Class A, 0.840% 9/20/31 (a)	3,690,935	3,572,551
Series 2020-3, Class A, 1.702% 11/20/30 (a)	463,878	462,215
		64,104,059
Student Loans Asset-Backed Securities — 7.8%
Chase Education Loan Trust, Series 2007-A, Class A4, 3 mo. USD LIBOR + .100%
2.334% FRN 3/28/68	2,086,590	2,024,116

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
College Loan Corp. Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
1.534% FRN 1/15/37	$315,068	$286,014
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	151,399	137,942
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	16,011	14,913
DRB Prime Student Loan Trust, Series 2017-A, Class A1, 1 mo. USD LIBOR + .850%
2.474% FRN 5/27/42 (a)	516,180	516,262
Edsouth Indenture
No.9 LLC, Series 2015-1, Class A, 1 mo. USD LIBOR + .800% 2.424% FRN 10/25/56 (a)	254,101	253,480
No.10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500% 3.124% FRN 12/25/58 (a)	1,000,000	998,797
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + .750%
1.756% FRN 8/25/42 (a)	242,434	242,082
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%
2.224% FRN 8/25/48 (a)	155,565	155,128
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350%
0.628% FRN 6/28/39 (a)	363,651	333,143
KeyCorp Student Loan Trust, Series 2005-A, Class 2B, 3 mo. USD LIBOR + .730%
2.927% FRN 9/27/38	232,587	231,889
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX
2.340% 10/25/48 (a)	157,386	155,637
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	2,257,599	2,058,652
Series 2020-HA, Class A, 1. 310% 1/15/69 (a)	444,093	414,437
Navient Student Loan Trust
Series 2017-3A, Class A2, 1 mo. USD LIBOR + .600% 2.224% FRN 7/26/66 (a)	258,430	258,270
Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200% 2.524% FRN 12/15/28 (a)	130,477	130,513

	Principal Amount	Value
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 2.774% FRN 7/26/66 (a)	$382,527	$382,292
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
3.374% FRN 12/26/40 (a)	44,116	44,099
Nelnet Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 1.384% FRN 1/25/38	504,636	453,345
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 1.534% FRN 10/25/40	870,503	803,065
Series 2005-2, Class B, 3 mo. USD LIBOR + .170% 2.266% FRN 3/23/37	854,830	788,867
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 2.447% FRN 6/25/41	242,418	223,485
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 3.124% FRN 6/25/41 (a)	375,000	374,998
SLC Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 2.059% FRN 12/15/39	903,047	817,185
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 2.109% FRN 3/15/40	1,355,414	1,265,562
SLM Student Loan Trust
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 1.324% FRN 10/25/28	157,793	155,822
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 1.384% FRN 1/25/70	273,251	256,052
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 1.394% FRN 10/25/40	310,956	290,875
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 1.404% FRN 1/25/41	319,189	299,347
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 1.484% FRN 7/25/25	74,320	74,240
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 1.494% FRN 1/25/55	286,846	272,633
Series 2004-8, Class B, 3 mo. USD LIBOR + .460% 1.644% FRN 1/25/40	314,304	296,914

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 1.654% FRN 10/25/64	$219,291	$209,124
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 2.479% FRN 12/15/38	312,082	296,875
SMB Private Education Loan Trust
Series 2018-B, Class A2B, 1 mo. USD LIBOR + .720% 2.044% FRN 1/15/37 (a)	809,072	793,596
Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870% 2.194% FRN 7/15/36 (a)	1,018,835	1,004,880
SoFi Alternative Trust, Series 2019-C, Class PT,
4.314% VRN 1/25/45 (a) (c)	685,766	677,048
SoFi Professional Loan Program LLC
Series 2017-A, Class A1, 1 mo. USD LIBOR + .700% 2.324% FRN 3/26/40 (a)	74,189	73,959
Series 2016-B, Class A2B, 2.740% 10/25/32 (a)	271,507	271,323
		18,336,861
Whole Loan Collateral Collateralized Mortgage Obligations — 13.0%
Angel Oak Mortgage Trust
Series 2020-6, Class A1, 1.261% VRN 5/25/65 (a) (c)	1,126,588	1,065,547
Series 2022-2, Class A1, 3.353% VRN 1/25/67 (a) (c)	2,167,529	2,076,326
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000%
1.956% FRN 8/25/49 (a)	925,544	916,568
COLT Mortgage Loan Trust, Series 2022-1, Class A1,
2.284% VRN 12/27/66 (a) (c)	7,259,414	6,499,111
Lakeview Trust
Series 2022-1, Class M3 4.585% 4/25/52 (a)	700,000	680,630
Series 2022-3, Class M3 5.437% 5/29/52 (b)	1,300,000	1,294,201
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, 1 mo. USD LIBOR + .750%
2.374% FRN 5/25/55 (a)	4,667,000	4,602,577
Oceanview Trust
Series 2021-1, Class A, 1.219% 12/29/51 (a) (c)	3,288,075	3,255,802
Series 2021-1, Class M3, 3.090% 12/29/51 (a) (c)	2,000,000	1,926,946
Onslow Bay Financial LLC
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (c)	1,460,643	1,233,519

	Principal Amount	Value
Series 2020-EXP1, Class 2A2, 1 mo. USD LIBOR + .950% 2.574% FRN 2/25/60 (a)	$430,335	$427,071
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class 1APT, 1 mo. USD LIBOR + .620%
2.244% FRN 11/25/35	47,012	46,964
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
4.474% FRN 2/25/23 (a)	440,000	435,903
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (c)	788,518	762,673
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
2.916% VRN 9/27/49 (a) (c)	919,707	898,238
Starwood Residential Mortgage Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (c)	3,590,686	3,325,451
Verus Securitization Trust
Series 2021-3, Class A3, 1.437% VRN 6/25/66 (a) (c)	875,195	755,171
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (c)	446,271	436,118
		30,638,816

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $138,867,700)		135,563,402

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (d) — 8.7%
Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 year CMT + 2.189% 2.399% 3/01/37	106,885	109,606
Whole Loans — 8.6%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class M1, SOFR30A + .800% 1.726% FRN 10/25/41 (a)	6,550,000	6,411,451
Series 2021-HQA3, Class M1, SOFR30A + .850% 1.776% FRN 9/25/41 (a)	7,502,683	7,088,549
Series 2020-DNA6, Class M1, SOFR30A + .900% 1.826% FRN 12/25/50 (a)	2,827	2,824
Series 2020-DNA1, Class M2, 1 mo. USD LIBOR + 1.700% 3.324% FRN 1/25/50 (a)	1,456,664	1,435,636

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-DNA3, Class M2A, 1 mo. USD LIBOR + 2.100% 3.724% FRN 9/25/48 (a)	$998,116	$995,030
Series 2020-DNA5, Class M2, SOFR30A + 2.800% 3.726% FRN 10/25/50 (a)	248,246	248,795
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M1, SOFR30A + .750% 1.676% FRN 10/25/41 (a)	2,048,802	2,032,539
Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 3.774% FRN 9/25/31 (a)	1,333,937	1,334,730
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 3.924% FRN 8/25/31 (a)	696,393	696,965
		20,246,519

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $20,962,191)		20,356,125

U.S. TREASURY OBLIGATIONS — 27.3%
U.S. Treasury Bonds & Notes — 27.3%
U.S. Treasury Inflation Index
0.125% 2/15/52	155,756	123,712
U.S. Treasury Inflation Index
0.125% 7/15/24	636,719	643,509
0.125% 10/15/24	2,985,596	3,007,696
0.125% 4/15/25	2,014,308	2,017,652
0.125% 10/15/25	1,782,432	1,783,650
0.125% 4/15/26	989,602	981,845
0.125% 7/15/26	2,170,620	2,156,432
0.125% 10/15/26	1,956,949	1,942,322
0.125% 4/15/27	2,252,272	2,219,873
0.125% 1/15/30	1,404,363	1,344,362
0.125% 7/15/30	1,691,100	1,617,858
0.125% 1/15/31	1,249,200	1,192,205
0.125% 7/15/31	1,617,720	1,543,943
0.125% 1/15/32	4,900,972	4,667,219
0.125% 2/15/51	1,054,738	828,367
0.250% 1/15/25	2,471,310	2,489,073
0.250% 7/15/29	1,186,532	1,154,203
0.250% 2/15/50	674,586	542,113
0.375% 7/15/25 (e)	2,309,816	2,335,620
0.375% 1/15/27	2,213,747	2,209,308
0.375% 7/15/27	236,332	236,027
0.500% 1/15/28	1,494,109	1,487,650

	Principal Amount	Value
0.625% 1/15/26	$1,490,225	$1,509,129
0.625% 2/15/43	1,005,800	901,265
0.750% 7/15/28	2,101,561	2,122,987
0.750% 2/15/42	1,343,192	1,243,991
0.750% 2/15/45	1,135,447	1,032,990
0.875% 1/15/29	1,144,760	1,158,455
0.875% 2/15/47	598,725	561,732
1.000% 2/15/46	609,965	586,662
1.000% 2/15/48	937,744	909,328
1.000% 2/15/49	516,920	506,056
1.375% 2/15/44	868,189	899,186
1.750% 1/15/28	273,784	291,011
2.000% 1/15/26	873,816	926,646
2.125% 2/15/40	401,208	473,462
2.125% 2/15/41	857,961	1,007,702
2.375% 1/15/25	2,146,872	2,275,726
2.375% 1/15/27	430,005	467,994
2.500% 1/15/29	807,792	900,641
3.375% 4/15/32	407,120	510,856
3.625% 4/15/28	804,222	941,453
3.875% 4/15/29	879,160	1,064,196
U.S. Treasury Note
1.500% 2/29/24	5,000,000	4,885,177
1.875% 2/28/27	2,600,000	2,471,778
		64,173,062

TOTAL U.S. TREASURY OBLIGATIONS (Cost $70,695,490)		64,173,062

TOTAL BONDS & NOTES (Cost $230,525,381)		220,092,589

TOTAL LONG-TERM INVESTMENTS (Cost $230,525,381)		220,092,589

SHORT-TERM INVESTMENTS — 7.4%
Commercial Paper — 5.9%
Alimentation Couchetard, Inc.
2.030% 7/13/22 (a)	3,000,000	2,997,863
Duke Energy Corp.
1.928% 7/12/22 (a)	4,000,000	3,997,475
Fortive Corp.
2.112% 7/13/22 (a)	3,000,000	2,997,939
Hyundai Capital America
2.020% 7/13/22 (a)	3,000,000	2,997,925

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tampa Electric Co.
2.111% 7/11/22 (a)	$1,000,000	$999,518
		13,990,720
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (f)	3,459,497	3,459,497

TOTAL SHORT-TERM INVESTMENTS (Cost $17,450,527)		17,450,217

TOTAL INVESTMENTS — 101.0% (Cost $247,975,908) (g)		237,542,806

Other Assets/(Liabilities) — (1.0)%		(2,353,290)

NET ASSETS — 100.0%		$235,189,516

Abbreviation Legend

FRN	Floating Rate Note
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $148,928,789 or 63.32% of net assets.

(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2022, these securities amounted to a value of $3,294,199 or 1.40% of net assets.
(c)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2022.

(d)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(e)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(f)

Maturity value of $3,459,520. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $3,528,735.

(g)	See Note 6 for aggregate cost for federal tax purposes.

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra 10 Year	9/21/22	5	$634,548	$2,327
U.S. Treasury Ultra Bond	9/21/22	7	1,082,523	(2,117)
U.S. Treasury Note 5 Year	9/30/22	41	4,591,808	10,442
				$10,652
Short
U.S. Treasury Long Bond	9/21/22	8	$(1,084,591)	$(24,409)
U.S. Treasury Note 2 Year	9/30/22	175	(36,446,293)	(306,442)
				$(330,851)

The accompanying notes are an integral part of the financial statements.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 2.882%	Annually	11/23/24	USD	7,500,000	$(16,162)	$—	$(16,162)
12-Month USD SOFR	Annually	Fixed 2.936%	Annually	5/19/25	USD	7,500,000	20,088	—	20,088
Fixed 2.686%	Annually	12-Month USD SOFR	Annually	11/23/32	USD	1,662,000	16,747	—	16,747
Fixed 2.840%	Annually	12-Month USD SOFR	Annually	5/19/33	USD	1,670,000	(8,485)	—	(8,485)
							$12,188	$—	$12,188

OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
0.00%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	7/29/22	32,807,085	$(2,310,416)	$—	$(2,310,416)
0.00%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	8/31/22	55,570,512	(4,350,972)	—	(4,350,972)
0.00%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	7/29/22	41,389,577	(2,914,832)	—	(2,914,832)
0.00%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	8/31/22	46,308,698	(3,625,805)	—	(3,625,805)
							$(13,202,025)	$—	$(13,202,025)

*	Contracts are subject to a master netting agreement or similar agreement.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MML iShares® 60/40 Allocation Fund – Portfolio of Investments
June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 101.0%
Diversified Financial Services — 101.0%
iShares 1-5 Year Investment Grade Corporate Bond ETF (a)	25,177	$1,272,697
iShares 20+ Year Treasury Bond ETF	4,519	519,098
iShares Broad USD High Yield Corporate Bond ETF	7,307	252,968
iShares Core Dividend Growth ETF	15,906	757,762
iShares Core International Aggregate Bond ETF	2,570	128,012
iShares Core MSCI Emerging Markets ETF	10,246	502,669
iShares Core MSCI International Developed Markets ETF	60,607	3,257,020
iShares Core S&P 500 ETF	5,959	2,259,355
iShares Core S&P Mid-Cap ETF	2,201	497,932
iShares Core S&P Total US Stock Market ETF	92,798	7,774,616
iShares Core U.S. Aggregate Bond ETF	79,292	8,062,411
State Street Navigator Securities Lending Government Money Market Portfolio (b)	289,800	289,800

TOTAL MUTUAL FUNDS (Cost $29,065,869)		25,574,340

TOTAL LONG-TERM INVESTMENTS (Cost $29,065,869)		25,574,340

TOTAL INVESTMENTS — 101.0% (Cost $29,065,869) (c)		25,574,340

Other Assets/(Liabilities) — (1.0)%		(264,327)

NET ASSETS — 100.0%		$25,310,013

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $283,080 or 1.12% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments.

(b)	Represents investment of security lending cash collateral. (Note 2).
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML iShares® 80/20 Allocation Fund – Portfolio of Investments
June 30, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.9%
Diversified Financial Services — 99.9%
iShares 1-5 Year Investment Grade Corporate Bond ETF	32,283	$1,631,906
iShares 20+ Year Treasury Bond ETF	2,897	332,778
iShares Broad USD High Yield Corporate Bond ETF	9,369	324,355
iShares Core Dividend Growth ETF	20,395	971,618
iShares Core International Aggregate Bond ETF	6,589	328,198
iShares Core MSCI Emerging Markets ETF	32,845	1,611,376
iShares Core MSCI International Developed Markets ETF	89,668	4,818,758
iShares Core S&P 500 ETF	6,793	2,575,566
iShares Core S&P Mid-Cap ETF	5,646	1,277,294
iShares Core S&P Total US Stock Market ETF	172,724	14,470,817
iShares Core U.S. Aggregate Bond ETF	38,732	3,938,270

TOTAL MUTUAL FUNDS (Cost $37,142,011)		32,280,936

TOTAL LONG-TERM INVESTMENTS (Cost $37,142,011)		32,280,936

TOTAL INVESTMENTS — 99.9% (Cost $37,142,011) (a)		32,280,936

Other Assets/(Liabilities) — 0.1%		39,775

NET ASSETS — 100.0%		$32,320,711

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments
June 30, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.6%
CORPORATE DEBT — 37.4%
Aerospace & Defense — 0.3%
The Boeing Co.
5.150% 5/01/30	$2,200,000	$2,117,609
5.930% 5/01/60	605,000	554,040
		2,671,649
Agriculture — 1.1%
Altria Group, Inc.
5.800% 2/14/39	1,375,000	1,254,376
BAT Capital Corp.
2.259% 3/25/28	725,000	608,407
3.462% 9/06/29	1,075,000	923,331
4.700% 4/02/27	2,365,000	2,312,728
4.758% 9/06/49	540,000	409,487
Imperial Brands Finance PLC
3.875% 7/26/29 (a)	1,739,000	1,568,837
Reynolds American, Inc.
5.850% 8/15/45	985,000	830,110
Viterra Finance BV
3.200% 4/21/31 (a)	1,315,000	1,067,462
		8,974,738
Airlines — 0.2%
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A,
4.100% 4/01/28	1,242,719	1,191,277
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 3/01/26	384,450	352,565
		1,543,842
Auto Manufacturers — 0.5%
General Motors Co.
5.150% 4/01/38	800,000	700,304
6.800% 10/01/27	1,890,000	1,992,727
General Motors Financial Co., Inc.
3.100% 1/12/32	1,750,000	1,410,485
		4,103,516
Auto Parts & Equipment — 0.1%
Lear Corp.
3.550% 1/15/52	1,325,000	874,261
Banks — 6.8%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	1,875,000	1,865,966
Bank Hapoalim BM 5 year CMT + 2.155%
3.255% VRN 1/21/32 (a)	2,600,000	2,223,000

	Principal Amount	Value
Bank of America Corp.
SOFR + 1.220% 2.299% VRN 7/21/32	$1,355,000	$1,098,018
5 year CMT + 1.200% 2.482% VRN 9/21/36	2,635,000	2,049,379
5 year CMT + 2.000% 3.846% VRN 3/08/37	2,145,000	1,860,511
4.183% 11/25/27	1,090,000	1,060,991
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	1,150,000	1,057,497
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	475,000	458,186
6.110% 1/29/37	1,550,000	1,673,054
7.750% 5/14/38	400,000	494,660
The Bank of Nova Scotia 3 mo. USD LIBOR + 2.648%
4.650% VRN (b)	3,575,000	3,113,768
Barclays PLC
4.337% 1/10/28	920,000	880,575
5.200% 5/12/26	1,320,000	1,314,366
BPCE SA SOFR + 1.730%
3.116% VRN 10/19/32 (a)	1,860,000	1,502,886
Citigroup, Inc.
4.450% 9/29/27	1,825,000	1,789,772
6.625% 6/15/32	1,525,000	1,666,116
Credit Suisse AG
6.500% 8/08/23 (a)	1,630,000	1,630,000
Credit Suisse Group AG SOFR + .980%
1.305% VRN 2/02/27 (a)	2,500,000	2,148,840
Deutsche Bank AG SOFR + 1.318%
2.552% VRN 1/07/28	2,580,000	2,236,334
Discover Bank 5 year USD Swap + 1.730%
4.682% VRN 8/09/28	1,955,000	1,901,440
First Republic Bank
4.375% 8/01/46	1,700,000	1,520,981
The Goldman Sachs Group, Inc.
SOFR + 1.410% 3.102% VRN 2/24/33	1,500,000	1,284,757
5.950% 1/15/27	1,410,000	1,477,890
6.750% 10/01/37	1,795,000	1,994,661
HSBC Holdings PLC
SOFR + 1.285% 2.206% VRN 8/17/29	1,203,000	1,013,266
4.375% 11/23/26	699,000	685,114
JP Morgan Chase & Co.
SOFR + 2.515% 2.956% VRN 5/13/31	1,000,000	865,456
5.600% 7/15/41	1,125,000	1,179,483

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Macquarie Group Ltd. SOFR + 1.069%
1.340% VRN 1/12/27 (a)	$950,000	$835,876
Mizrahi Tefahot Bank Ltd. 5 year CMT + 2.250%
3.077% VRN 4/07/31 (a)	2,780,000	2,401,225
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	1,270,000	979,242
SOFR + 1.485% 3.217% VRN 4/22/42	1,345,000	1,063,810
4.350% 9/08/26	3,200,000	3,170,886
SOFR + 2.620% 5.297% VRN 4/20/37	870,000	844,736
National Australia Bank Ltd. 5 year CMT + 1.700%
3.347% VRN 1/12/37 (a)	2,960,000	2,491,280
Societe Generale SA 1 year CMT + 1.000%
1.792% VRN 6/09/27 (a)	2,010,000	1,755,317
		55,589,339
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	3,475,000	3,284,537
Bacardi Ltd.
5.150% 5/15/38 (a)	450,000	428,185
Molson Coors Beverage Co.
4.200% 7/15/46	1,859,000	1,532,245
5.000% 5/01/42	360,000	334,317
		5,579,284
Biotechnology — 0.4%
Amgen, Inc.
3.000% 1/15/52	840,000	600,403
Bio-Rad Laboratories, Inc.
3.700% 3/15/32	1,935,000	1,724,281
CSL Finance PLC
4.625% 4/27/42 (a)	875,000	842,341
		3,167,025
Chemicals — 0.5%
DuPont de Nemours, Inc.
5.319% 11/15/38	1,200,000	1,192,670
Syngenta Finance NV
4.441% 4/24/23 (a)	1,183,000	1,192,714
Yara International ASA
3.800% 6/06/26 (a)	1,850,000	1,771,474
		4,156,858

	Principal Amount	Value
Computers — 0.2%
Dell International LLC / EMC Corp.
8.100% 7/15/36	$325,000	$380,515
Leidos, Inc.
2.300% 2/15/31	1,260,000	1,006,448
		1,386,963
Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% 1/30/32	4,115,000	3,288,521
Antares Holdings LP
2.750% 1/15/27 (a)	1,275,000	1,027,942
3.950% 7/15/26 (a)	2,555,000	2,220,487
6.000% 8/15/23 (a)	1,330,000	1,343,452
8.500% 5/18/25 (a)	720,000	748,392
Ares Finance Co. III LLC 5 year CMT + 3.237%
4.125% VRN 6/30/51 (a)	1,585,000	1,319,956
Ares Finance Co. LLC
4.000% 10/08/24 (a)	2,080,000	2,037,563
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	2,755,000	2,254,068
3.250% 2/15/27 (a)	1,610,000	1,401,884
4.250% 4/15/26 (a)	2,976,000	2,759,863
5.500% 1/15/26 (a)	190,000	184,914
Blue Owl Finance LLC
3.125% 6/10/31 (a)	3,120,000	2,414,578
4.125% 10/07/51 (a)	1,675,000	1,115,752
Brookfield Finance, Inc.
4.350% 4/15/30	1,765,000	1,687,648
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	1,449,648	1,098,108
Lazard Group LLC
3.625% 3/01/27	1,253,000	1,181,927
Synchrony Financial
2.875% 10/28/31	950,000	721,907
3.950% 12/01/27	1,475,000	1,346,718
		28,153,680
Electric — 0.9%
CMS Energy Corp.
4.875% 3/01/44	780,000	745,120
Duke Energy Corp.
3.750% 9/01/46	1,500,000	1,188,403
NextEra Energy Capital Holdings, Inc. 5 year CMT + 2.547%
3.800% VRN 3/15/82	1,250,000	1,004,806
Pacific Gas and Electric Co.
2.500% 2/01/31	775,000	594,366

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
PG&E Wildfire Recovery Funding LLC
4.674% 12/01/51	$1,200,000	$1,205,264
Puget Energy, Inc.
2.379% 6/15/28	840,000	735,695
Texas Electric Market Stabilization Funding N LLC
5.167% 2/01/50 (a)	2,000,000	2,023,492
		7,497,146
Entertainment — 0.2%
Magallanes, Inc.
4.279% 3/15/32 (a)	2,060,000	1,847,764
Food — 1.0%
JBS Finance Luxembourg Sarl
3.625% 1/15/32 (a)	5,300,000	4,279,750
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (a)	776,000	735,868
Kraft Heinz Foods Co.
4.875% 10/01/49	1,440,000	1,279,386
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	1,730,000	1,369,831
3.000% 10/15/30 (a)	943,000	783,743
		8,448,578
Gas — 0.4%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	1,250,000	1,399,441
NiSource, Inc.
5.800% 2/01/42	950,000	966,627
NiSource, Inc.
4.800% 2/15/44	1,035,000	930,911
		3,296,979
Health Care – Services — 0.1%
City of Hope
4.378% 8/15/48	1,050,000	982,147
Insurance — 6.4%
Allianz SE 5 year CMT + 2.973%
3.500% VRN (a) (b)	4,200,000	3,460,800
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	2,885,000	2,527,981
American International Group, Inc. 3 mo. USD LIBOR + 2.868%
5.750% VRN 4/01/48 (c)	2,177,000	1,945,261
AmTrust Financial Services, Inc.
6.125% 8/15/23	3,370,000	3,373,937
Ascot Group Ltd.
4.250% 12/15/30 (a)	1,990,000	1,799,851

	Principal Amount	Value
Athene Global Funding
2.673% 6/07/31 (a)	$2,505,000	$2,014,162
AXIS Specialty Finance LLC 5 year CMT + 3.186%
4.900% VRN 1/15/40	1,315,000	1,104,603
Brighthouse Financial, Inc.
4.700% 6/22/47	1,125,000	900,375
5.625% 5/15/30	2,061,000	2,005,518
CNO Financial Group, Inc.
5.250% 5/30/29	2,619,000	2,544,380
Enstar Finance LLC 5 year CMT + 5.468%
5.750% VRN 9/01/40	2,200,000	1,998,079
Enstar Group Ltd.
4.950% 6/01/29	2,480,000	2,377,567
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	4,487,000	3,578,752
5 year CMT + 3.796% 4.700% VRN 10/15/51 (a)	3,060,000	2,455,945
Hanwha Life Insurance Co. Ltd. 5 year CMT + 1.850%
3.379% VRN 2/04/32 (a)	2,485,000	2,269,128
Hill City Funding Trust
4.046% 8/15/41 (a)	4,000,000	2,930,871
Jackson Financial, Inc.
5.170% 6/08/27	1,024,000	1,016,570
Liberty Mutual Group, Inc. 5 year CMT + 3.315%
4.125% VRN 12/15/51 (a)	1,220,000	972,737
Markel Corp. 5 year CMT + 5.662%
6.000% VRN (b)	1,580,000	1,562,225
MetLife Capital Trust IV
7.875% 12/15/37 (a)	725,000	781,455
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 5 year CMT + 3.982%
5.875% VRN 5/23/42 (a)	1,115,000	1,120,575
Prudential Financial, Inc.
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	1,025,000	998,043
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	2,440,000	2,369,555
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	550,000	539,963
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	3,805,000	3,153,092
4.450% 5/12/27 (a)	270,000	262,723
4.750% 4/08/32 (a)	805,000	735,142

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Teachers Insurance & Annuity Association of America
4.270% 5/15/47 (a)	$750,000	$671,619
USF&G Capital I
8.500% 12/15/45 (a)	885,000	1,172,033
		52,642,942
Internet — 0.4%
Expedia Group, Inc.
4.625% 8/01/27	1,330,000	1,279,683
Netflix, Inc.
5.875% 11/15/28	1,687,000	1,649,043
		2,928,726
Investment Companies — 1.7%
Ares Capital Corp.
2.150% 7/15/26	1,850,000	1,556,949
BlackRock TCP Capital Corp.
3.900% 8/23/24	1,908,000	1,844,808
Blackstone Private Credit Fund
1.750% 9/15/24 (a)	335,000	309,767
2.625% 12/15/26 (a)	3,425,000	2,873,419
Golub Capital BDC, Inc.
2.500% 8/24/26	880,000	737,512
3.375% 4/15/24	2,438,000	2,342,728
OWL Rock Core, Income Corp.
4.700% 2/08/27 (a)	1,945,000	1,776,548
Sixth Street Specialty Lending, Inc.
3.875% 11/01/24	2,440,000	2,356,696
		13,798,427
Iron & Steel — 0.1%
Vale Overseas Ltd.
6.875% 11/21/36	1,030,000	1,105,041
Lodging — 0.2%
Las Vegas Sands Corp.
3.200% 8/08/24	2,070,000	1,949,681
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% 6/01/52	765,000	534,376
6.484% 10/23/45	1,485,000	1,447,157
Comcast Corp.
2.887% 11/01/51	350,000	252,042
2.937% 11/01/56	1,184,000	826,568
3.969% 11/01/47	630,000	548,192
Discovery Communications LLC
4.000% 9/15/55	1,210,000	853,029
4.650% 5/15/50	490,000	387,546

	Principal Amount	Value
Time Warner Cable, Inc.
6.750% 6/15/39	$985,000	$982,974
		5,831,884
Metal Fabricate & Hardware — 0.2%
The Timken Co.
4.500% 12/15/28	2,055,000	2,009,241
Mining — 0.5%
Glencore Finance Canada Ltd.
5.550% STEP 10/25/42 (a)	894,000	844,452
Glencore Funding LLC
2.625% 9/23/31 (a)	2,685,000	2,169,383
Teck Resources Ltd.
6.000% 8/15/40	808,000	811,531
		3,825,366
Oil & Gas — 2.1%
BP Capital Markets PLC
5 year CMT + 4.036% 4.375% VRN (b) (c)	2,400,000	2,274,000
5 year CMT + 4.398% 4.875% VRN (b)	1,475,000	1,285,303
Cenovus Energy, Inc.
6.750% 11/15/39	765,000	819,180
Devon Energy Corp.
5.600% 7/15/41	800,000	798,110
EQT Corp.
3.900% 10/01/27	2,160,000	2,010,075
Occidental Petroleum Corp.
6.600% 3/15/46	1,258,000	1,335,996
Ovintiv Exploration, Inc.
5.375% 1/01/26	1,650,000	1,669,882
Ovintiv, Inc.
6.500% 8/15/34	1,050,000	1,099,274
6.500% 2/01/38	545,000	564,001
Patterson-UTI Energy, Inc.
3.950% 2/01/28	2,435,000	2,026,915
5.150% 11/15/29	1,225,000	1,052,497
Petroleos Mexicanos
5.350% 2/12/28	665,000	518,075
6.375% 1/23/45 (c)	595,000	359,975
6.500% 3/13/27	585,000	507,195
6.625% 6/15/35	140,000	95,568
Santos Finance Ltd.
3.649% 4/29/31 (a)	1,490,000	1,267,081
		17,683,127
Oil & Gas Services — 0.6%
Halliburton Co.
5.000% 11/15/45	1,000,000	922,770

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nov, Inc.
3.600% 12/01/29 (c)	$3,123,000	$2,811,729
3.950% 12/01/42	1,506,000	1,106,408
		4,840,907
Pharmaceuticals — 0.7%
AbbVie, Inc.
4.700% 5/14/45	1,260,000	1,192,773
Cigna Corp.
4.800% 7/15/46	880,000	843,119
CVS Health Corp.
5.050% 3/25/48	455,000	438,299
6.125% 9/15/39	560,000	606,050
CVS Pass-Through Trust
5.926% 1/10/34 (a)	953,526	979,681
7.507% 1/10/32 (a)	799,165	872,727
Utah Acquisition Sub, Inc.
5.250% 6/15/46	1,375,000	1,129,587
		6,062,236
Pipelines — 2.1%
Energy Transfer LP
4.200% 4/15/27	885,000	850,936
6.125% 12/15/45	1,000,000	958,116
3 mo. USD LIBOR + 4.028% 6.250% VRN (b)	2,370,000	1,776,537
EnLink Midstream Partners LP
4.150% 6/01/25	2,924,000	2,690,080
4.850% 7/15/26	951,000	877,297
Enterprise Products Operating LLC 3 mo. USD LIBOR + 3.033%
5.250% VRN 8/16/77	2,475,000	2,059,614
MPLX LP 3 mo. USD LIBOR + 4.652%
6.875% VRN (b)	1,775,000	1,685,682
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110%
6.125% VRN (b)	2,345,000	1,664,950
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	1,150,000	1,018,961
4.700% 6/15/44	1,195,000	952,732
6.650% 1/15/37	375,000	375,427
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875% 1/15/29	2,020,000	2,061,410
		16,971,742
Private Equity — 0.8%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (a)	1,505,000	1,303,672

	Principal Amount	Value
Hercules Capital, Inc.
2.625% 9/16/26	$3,284,000	$2,838,028
3.375% 1/20/27	1,745,000	1,529,744
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	710,000	535,642
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	1,035,000	737,657
		6,944,743
Real Estate Investment Trusts (REITS) — 2.3%
Broadstone Net Lease LLC
2.600% 9/15/31	1,835,000	1,500,625
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	2,625,000	2,197,132
Host Hotels & Resorts LP
2.900% 12/15/31	580,000	461,786
3.500% 9/15/30	2,120,000	1,816,874
Invitation Homes Operating Partnership LP
4.150% 4/15/32	505,000	459,770
Kimco Realty Corp.
4.125% 12/01/46	710,000	590,983
4.450% 9/01/47	800,000	705,550
Omega Healthcare Investors, Inc.
3.375% 2/01/31	1,625,000	1,322,745
Piedmont Operating Partnership LP
2.750% 4/01/32	1,035,000	801,550
Rexford Industrial Realty LP
2.125% 12/01/30	1,137,000	914,028
Service Properties Trust
4.500% 6/15/23	760,000	706,515
4.950% 10/01/29	1,155,000	791,175
Spirit Realty LP
2.700% 2/15/32	550,000	431,698
3.200% 1/15/27	2,280,000	2,095,599
3.400% 1/15/30	515,000	446,936
4.000% 7/15/29	1,290,000	1,181,130
WEA Finance LLC
2.875% 1/15/27 (a) (c)	2,420,000	2,166,649
WP Carey, Inc.
2.450% 2/01/32	270,000	217,789
		18,808,534
Software — 0.3%
Electronic Arts, Inc.
2.950% 2/15/51 (c)	1,100,000	807,397
Microsoft Corp.
2.921% 3/17/52	2,064,000	1,640,525
		2,447,922

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 1.3%
AT&T, Inc.
3.500% 9/15/53	$328,000	$250,451
3.550% 9/15/55	5,153,000	3,886,494
British Telecommunications PLC
9.625% STEP 12/15/30	700,000	872,956
Crown Castle Towers LLC
4.241% 7/15/28 (a)	2,750,000	2,672,348
Verizon Communications, Inc.
2.875% 11/20/50	755,000	538,383
2.987% 10/30/56	2,292,000	1,603,542
Vodafone Group PLC
5.250% 5/30/48	1,150,000	1,100,337
		10,924,511
Transportation — 0.2%
CSX Corp.
4.750% 11/15/48	650,000	638,591
Norfolk Southern Corp.
4.050% 8/15/52	860,000	754,206
		1,392,797

TOTAL CORPORATE DEBT (Cost $354,161,049)		308,441,596

MUNICIPAL OBLIGATIONS — 0.3%
Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue
4.475% 8/01/39	2,200,000	2,177,856

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,200,000)		2,177,856

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.1%
Automobile Asset-Backed Securities — 0.5%
Santander Revolving Auto Loan Trust, Series 2019-A, Class D
3.450% 1/26/32 (a)	1,087,000	1,058,793
Westlake Automobile Receivables Trust, Series 2021-1A, Class E
2.330% 8/17/26 (a)	3,226,000	3,013,380
		4,072,173
Commercial Mortgage-Backed Securities — 9.0%
Aventura Mall Trust, Series 2018-AVM, Class C,
4.249% VRN 7/05/40 (a) (d)	4,270,000	4,367,026

	Principal Amount	Value
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350%
2.674% FRN 9/15/34 (a)	$670,000	$636,705
BANK, Series 2020-BN30, Class MCDF,
3.016% VRN 12/15/53 (d)	2,100,000	1,455,874
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.409% VRN 8/05/38 (a) (d)	2,250,000	2,077,173
Series 2018-CHRS, Class C, 4.409% VRN 8/05/38 (a) (d)	1,610,000	1,431,224
Series 2018-CHRS, Class D, 4.409% VRN 8/05/38 (a) (d)	1,370,000	1,146,946
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.852% VRN 2/15/54 (a) (d)	2,200,000	1,747,868
Series 2021-B23, Class 360B, 2.852% VRN 2/15/54 (a) (d)	3,587,000	2,701,113
Series 2021-B25, Class 300C, 3.094% VRN 4/15/54 (a) (d)	2,500,000	1,934,222
BGME Trust
Series 2021-VR, Class C, 3.094% VRN 1/10/43 (a) (d)	12,518,000	10,528,518
Series 2021-VR, Class D, 3.094% VRN 1/10/43 (a) (d)	2,800,000	2,280,456
BX Commercial Mortgage Trust
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 3.124% FRN 10/15/36 (a)	1,469,650	1,418,218
Series 2021-SOAR, Class E, 1 mo. USD LIBOR + 1.800% 3.125% FRN 6/15/38 (a)	1,885,715	1,777,073
Series 2021-VOLT, Class E, 1 mo. USD LIBOR + 2.000% 3.324% FRN 9/15/36 (a)	4,999,000	4,669,817
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 3.324% FRN 10/15/36 (a)	1,774,800	1,707,775
COLEM Mortgage Trust, Series 2022-HLNE,
2.543% VRN 4/12/42 (a) (d)	1,600,000	1,293,431
Commercial Mortgage Pass-Through Certificates
Series 2012-CR4, Class B, 3.703% 10/15/45 (a)	1,060,000	931,581
Series 2014-UBS2, Class AM, 4.199% 3/10/47	1,375,000	1,350,456
Series 2015-CR23, Class C, 4.428% VRN 5/10/48 (d)	1,000,000	948,067
Series 2014-LC17, Class C, 4.696% VRN 10/10/47 (d)	2,908,000	2,812,818

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.150%
3.474% FRN 5/15/36 (a)	$570,000	$547,217
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD LIBOR + 2.250% 3.570% FRN 10/15/43 (a)	2,629,000	2,483,020
Series 2021-FILE, Class D, 1 mo. USD LIBOR + 2.750% 4.070% FRN 10/15/43 (a)	908,000	843,843
Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD LIBOR + 2.250%
3.575% FRN 7/15/38 (a)	1,987,766	1,918,057
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C,
3.565% VRN 1/05/39 (a) (d)	2,500,000	2,228,119
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD LIBOR + 1.750%
3.074% FRN 8/15/38 (a)	2,600,000	2,495,212
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
3.124% FRN 5/15/36 (a)	1,505,000	1,433,565
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%
3.074% FRN 3/15/38 (a)	1,902,047	1,773,629
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	919,000	781,334
Series 2020-ABC, Class B, 3.593% VRN 2/10/42 (a) (d)	2,253,000	1,899,535
MHC Commercial Mortgage Trust
Series 2021-MHC, Class D, 1 mo. USD LIBOR + 1.601% 2.925% FRN 4/15/38 (a)	1,600,000	1,509,964
Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.101% 3.425% FRN 4/15/38 (a)	4,000,000	3,750,379
MKT Mortgage Trust
Series 2020-525M, Class D, 3.039% VRN 2/12/40 (a) (d)	475,000	382,252
Series 2020-525M, Class E, 3.039% VRN 2/12/40 (a) (d)	976,000	763,010
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD LIBOR + 2.100%
3.424% FRN 7/15/39 (a)	3,761,000	3,520,997

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class B
4.556% 6/16/51	$400,000	$373,466
		73,919,960
Other Asset-Backed Securities — 12.7%
522 Funding CLO Ltd., Series 2018-3A, Class CR, 3 mo. USD LIBOR + 2.050%
3.113% FRN 10/20/31 (a)	950,000	889,646
AASET Trust
Series 2020-1A, Class A, 3.351% 1/16/40 (a)	865,876	726,279
Series 2021-2A, Class B, 3.538% 1/15/47 (a)	1,040,765	847,108
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	1,778,506	1,752,095
Anchorage Capital CLO Ltd., Series 2021-19A, Class A, 3 mo. USD LIBOR + 1.210%
1.375% FRN 10/15/34 (a)	2,000,000	1,935,814
Atrium XV, Series 15A, Class B, 3 mo. USD LIBOR + 1.750%
2.934% FRN 1/23/31 (a)	1,190,000	1,142,988
Ballyrock CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 3.150%
4.628% FRN 11/20/30 (a)	400,000	372,824
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A
2.940% 5/25/29 (a)	282,100	276,586
Business Jet Securities LLC
Series 2021-1A, Class A, 2.162% 4/15/36 (a)	1,294,326	1,171,325
Series 2020-1A, Class A, 2.981% 11/15/35 (a)	457,849	420,029
Series 2021-1A, Class C, 5.067% 4/15/36 (a)	850,236	758,340
Canyon Capital CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 2.150%
3.194% FRN 10/15/34 (a)	700,000	644,234
Capital Automotive REIT
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	456,714	430,209
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	395,927	365,140
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A
3.967% 4/15/39 (a)	401,489	354,177

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CBAM Ltd., Series 2018-6A, Class B1R, TSFR3M + 2.362%
3.208% FRN 1/15/31 (a)	$900,000	$868,342
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
2.043% FRN 4/20/31 (a)	750,000	734,448
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.200%
2.263% FRN 10/20/30 (a)	2,040,000	2,003,482
Diameter Capital CLO Ltd., Series 2021-2A, Class A1, 3 mo. USD LIBOR + 1.220%
2.264% FRN 10/15/36 (a)	2,000,000	1,921,968
Eaton Vance CLO Ltd.
Series 2020-2A, Class BR, 3 mo. USD LIBOR + 1.700% 2.744% FRN 1/15/35 (a)	1,400,000	1,321,496
Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750% 2.794% FRN 10/15/30 (a)	1,700,000	1,632,087
Series 2020-1A, Class CR, 3 mo. USD LIBOR + 2.050% 3.094% FRN 10/15/34 (a)	350,000	323,667
Elmwood CLO II Ltd., Series 2019-2A, Class AR, 3 mo. USD LIBOR + 1.150%
2.213% FRN 4/20/34 (a)	2,800,000	2,713,043
Elmwood CLO III Ltd., Series 2019-3A, Class BR, 3 mo. USD LIBOR + 1.650%
2.713% FRN 10/20/34 (a)	350,000	329,397
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	41,791	41,813
Flexential Issuer
Series 2021-1A, Class B, 3.720% 11/27/51 (a)	4,000,000	3,745,790
Series 2021-1A, Class C, 6.930% 11/27/51 (a)	4,000,000	3,706,091
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class CR, 3 mo. USD LIBOR + 2.050%
3.113% FRN 10/20/32 (a)	1,000,000	935,792
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	1,889,906	1,715,906
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	1,011,746	939,569
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	493,872	470,232

	Principal Amount	Value
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	$854,768	$814,701
Gulf Stream Meridian 6 Ltd., Series 2021-6A, Class A2, 3 mo. USD LIBOR + 1.750%
2.794% FRN 1/15/37 (a)	500,000	474,200
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 3 mo. USD LIBOR + 1.700%
2.763% FRN 1/20/31 (a)	1,290,000	1,237,169
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	471,229	458,945
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	512,653	490,061
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	149,045	144,371
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	601,225	591,694
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	119,820	116,539
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	896,606	882,569
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	850,403	739,893
Horizon Aircraft Finance II Ltd, Series 2019-1, Class A
3.721% 7/15/39 (a)	1,180,984	1,044,993
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (a)	2,684,008	2,327,909
KKR CLO Ltd.
Series 28A, Class A, 3 mo. USD LIBOR + 1.140% 2.969% FRN 3/15/31 (a)	900,000	882,649
Series 36A, Class C, 3 mo. USD LIBOR + 2.150% 3.194% FRN 10/15/34 (a)	500,000	460,411
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD LIBOR + 1.650% 3.173% FRN 2/15/39 (a)	2,900,000	2,718,204
Series 2021-FL2, Class C, 1 mo. USD LIBOR + 2.000% 3.523% FRN 2/15/39 (a)	5,000,000	4,687,067
Series 2021-FL2, Class D, 1 mo. USD LIBOR + 2.200% 3.723% FRN 2/15/39 (a)	4,100,000	3,788,040
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	1,921,703	1,713,365

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	$1,542,562	$1,399,070
Madison Park Funding Ltd.
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 2.644% FRN 7/15/30 (a)	1,665,000	1,598,928
Series 2018-32A, Class CR, 3 mo. USD LIBOR + 2.000% 3.136% FRN 1/22/31 (a)	1,000,000	938,223
Series 2018-29A, Class C, 3 mo. USD LIBOR + 2.200% 3.244% FRN 10/18/30 (a)	620,000	588,583
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,336,000	1,224,530
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	637,000	569,219
Mosaic Solar Loans LLC
Series 2018-1A, Class A, 4.010% 6/22/43 (a)	187,885	184,347
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	179,728	176,101
Neuberger Berman CLO Ltd., Series 2015-20A, Class BRR, 3 mo. USD LIBOR + 1.650%
2.694% FRN 7/15/34 (a)	1,800,000	1,707,210
Neuberger Berman Loan Advisers CLO Ltd., Series 2015-45A, Class B
2.688% 10/14/35 (a)	1,350,000	1,273,261
NP SPE LLC, Series 2017-1A, Class A2
4.219% 10/21/47 (a)	2,260,000	2,103,595
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A5
3.390% 11/20/50 (a)	1,200,000	1,128,613
OCP CLO Ltd., Series 2018-15A, Class A1, 3 mo. USD LIBOR + 1.100%
2.163% FRN 7/20/31 (a)	250,000	244,807
Oxford Finance Funding Trust, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	1,128,436	1,120,180
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD LIBOR + 1.850%
2.913% FRN 10/20/34 (a)	450,000	423,112
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (a)	1,322,736	1,208,936

	Principal Amount	Value
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (a)	$2,263,950	$2,051,622
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD LIBOR + 1.170%
2.456% FRN 10/30/34 (a)	1,000,000	962,826
Rockford Tower CLO Ltd., Series 2019-1A, Class B1R, 3 mo. USD LIBOR + 1.550%
2.613% FRN 4/20/34 (a)	1,500,000	1,400,545
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090%
2.134% FRN 1/15/30 (a)	2,450,000	2,410,016
Sierra Receivables Funding LLC
Series 2021-1A, Class D, 3.170% 11/20/37 (a)	806,435	759,057
Series 2018-3A, Class D, 5.200% 9/20/35 (a)	338,609	337,274
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
3.755% FRN 8/18/31 (a)	1,170,000	1,086,158
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200%
2.824% FRN 11/25/35 (a)	1,527,013	1,493,792
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	84,229	82,459
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	409,461	387,319
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	1,810,693	1,715,030
Thrust Engine Leasing
Series 2021-1A, Class A, 4.163% 7/15/40 (a)	2,625,343	2,330,217
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,254,331	1,076,834
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	933,591	800,749
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD LIBOR + 1.650%
2.713% FRN 10/20/32 (a)	1,000,000	952,326
TICP CLO XV Ltd., Series 2020-15A, Class A, 3 mo. USD LIBOR + 1.280%
2.343% FRN 4/20/33 (a)	2,500,000	2,438,877

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	$2,280,219	$2,238,498
WAVE LLC
Series 2019-1A, Class A, 3.597% 9/15/44 (a)	3,443,174	2,807,259
Series 2017-1A, Class A, 3.844% 11/15/42 (a)	354,388	318,140
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	2,059,018	1,007,111
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	1,040,923	851,509
Wind River CLO Ltd.
Series 2018-2A, Class B, 3 mo. USD LIBOR + 1.750% 2.794% FRN 7/15/30 (a)	1,150,000	1,096,581
Series 2016-2A, Class BR, 3 mo. USD LIBOR + 1.800% 3.086% FRN 11/01/31 (a)	900,000	859,806
Zaxby’s Funding LLC, Series 2021-1A, Class A2
3.238% 7/30/51 (a)	868,438	767,628
		105,183,045
Student Loans Asset-Backed Securities — 3.0%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,516,946	1,465,045
Series 2019-A, Class C, 4.460% 12/28/48 (a)	1,011,554	983,162
Education Services of America
Series 2014-4, Class B, 1 mo. USD LIBOR + 1.500% 3.124% FRN 6/25/48 (a)	1,200,000	1,190,686
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 3.124% FRN 10/25/56 (a)	1,100,000	1,094,323
Educational Funding of the South, Inc., Series 2011-1, Class B, 3 mo. USD LIBOR + 3.700%
4.884% FRN 4/25/46	625,000	660,879
EDvestinU Private Education Loan Issue No 1 LLC, Series 2019-A, Class A
3.580% 11/25/38 (a)	713,290	681,783
Higher Education Funding I
Series 2004-1, Class B2, 0.000% FRN 1/01/44 (a) (d)	450,000	391,579
Series 2004-1, Class B1, 1.796% FRN 1/01/44 (a) (d)	450,000	404,294

	Principal Amount	Value
Laurel Road Prime Student Loan Trust, Series 2017-B, Class BFX
3.020% 8/25/42 (a)	$547,785	$538,839
Navient Student Loan Trust
Series 2021-2A, Class B, 1 mo. USD LIBOR + 1.350% 2.974% FRN 2/25/70 (a)	2,330,000	2,296,634
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 3.124% FRN 10/25/58	940,000	929,929
Series 2016-2, Class A3, 1 mo. USD LIBOR + 1.500% 3.124% FRN 6/25/65 (a)	2,314,409	2,350,722
Nelnet Student Loan Trust
Series 2005-4, Class A4A, 1.145% FRN 3/22/32 (d)	225,000	222,165
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 2.447% FRN 6/25/41	450,648	415,453
Series 2019-1A, Class B, 1 mo. USD LIBOR + 1.400% 3.024% FRN 4/25/67 (a)	3,250,000	3,249,925
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,150,000	1,883,939
SLM Student Loan Trust
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 1.394% FRN 10/25/40	1,605,311	1,501,645
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 1.474% FRN 1/25/44	1,524,172	1,383,072
SoFi Alternative Trust, Series 2019-C, Class PT,
4.314% VRN 1/25/45 (a) (d)	2,148,734	2,121,417
SoFi Professional Loan Program LLC, Series 2017-C, Class C,
4.210% VRN 7/25/40 (a) (d)	990,000	933,712
		24,699,203
Whole Loan Collateral Collateralized Mortgage Obligations — 2.9%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
2.560% VRN 8/25/34 (d)	7,746	7,441
CSMC, Series 2021-NQM3, Class M1,
2.317% VRN 4/25/66 (a) (d)	1,330,000	1,095,272
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (d)	3,968,362	3,280,255
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A2, 2.500% VRN 2/25/52 (a) (d)	2,185,140	1,862,234

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-GR2, Class A4, 2.500% VRN 2/25/52 (a) (d)	$1,451,297	$1,196,923
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.458% VRN 1/25/47 (a) (d)	575,016	524,447
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (d)	2,573,025	2,126,867
NewRez Warehouse Securitization Trust, Series 2021-1, Class D, 1 mo. USD LIBOR + 1.400%
3.024% FRN 5/25/55 (a)	2,606,000	2,472,944
NMLT Trust, Series 2021-INV1, Class M1,
2.711% VRN 5/25/56 (a) (d)	5,400,000	4,422,504
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
4.474% FRN 2/25/23 (a)	1,270,000	1,258,175
Starwood Mortgage Residential Trust, Series 2021-3, Class M1,
2.491% VRN 6/25/56 (a) (d)	2,448,000	1,934,416
Verus Securitization Trust
Series 2021-3, Class M1, 2.397% VRN 6/25/66 (a) (d)	3,640,000	2,844,450
Series 2021-R3, Class M1, 2.411% VRN 4/25/64 (a) (d)	1,147,000	1,053,286
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1,
3.958% VRN 11/25/48 (a) (d)	63,529	63,355
		24,142,569

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $253,493,971)		232,016,950

SOVEREIGN DEBT OBLIGATIONS — 0.6%
Mexico Government International Bond
3.500% 2/12/34	1,965,000	1,610,502
4.750% 3/08/44	3,727,000	3,060,115
		4,670,617

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $5,696,201)		4,670,617

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (e) — 25.5%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	$18,627	$19,723
Pass-Through Securities — 25.5%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	2,257,015	1,973,591
Pool #RA4255 2.000% 1/01/51	4,738,733	4,146,629
Pool #SD0905 3.000% 3/01/52	3,670,875	3,441,749
Pool #J13972 3.500% 1/01/26	10,007	10,090
Pool #C91344 3.500% 11/01/30	47,026	46,942
Pool #C91424 3.500% 1/01/32	26,329	26,315
Pool #RA2483 3.500% 6/01/50	4,536,587	4,412,962
Pool #C91239 4.500% 3/01/29	2,367	2,423
Pool #C91251 4.500% 6/01/29	15,516	15,880
Pool #C90939 5.500% 12/01/25	7,555	7,876
Pool #D97258 5.500% 4/01/27	3,195	3,333
Pool #C91026 5.500% 4/01/27	14,155	14,768
Pool #C91074 5.500% 8/01/27	1,488	1,553
Pool #D97417 5.500% 10/01/27	7,433	7,762
Pool #C91128 5.500% 12/01/27	910	951
Pool #C91148 5.500% 1/01/28	34,053	35,559
Pool #C91176 5.500% 5/01/28	13,348	13,947
Pool #C91217 5.500% 11/01/28	4,363	4,559
Federal National Mortgage Association Pool #FS1075 3.000% 3/01/52	3,700,125	3,470,330
Federal National Mortgage Association
Pool #FM8596 2.500% 9/01/51	2,230,619	2,024,146
Pool #FM9104 2.500% 10/01/51	6,303,166	5,713,323
Pool #FM9227 2.500% 10/01/51	4,703,044	4,246,772
Pool #MA3029 3.000% 6/01/32	1,326,138	1,315,220
Pool #MA3090 3.000% 8/01/32	537,014	532,425
Pool #AO8180 3.000% 9/01/42	10,746	10,294
Pool #AB7397 3.000% 12/01/42	70,191	67,235
Pool #AB7401 3.000% 12/01/42	57,289	54,877
Pool #AP8668 3.000% 12/01/42	84,280	80,732
Pool #AR1975 3.000% 12/01/42	16,308	15,621
Pool #AR0306 3.000% 1/01/43	4,533	4,342
Pool #AR5391 3.000% 1/01/43	32,335	30,973
Pool #AL3215 3.000% 2/01/43	55,522	53,184
Pool #AR4109 3.000% 2/01/43	56,450	54,073
Pool #AR4432 3.000% 3/01/43	25,642	24,563
Pool #AT0169 3.000% 3/01/43	124,089	118,864
Pool #AB8809 3.000% 3/01/43	29,410	28,172
Pool #MA1368 3.000% 3/01/43	109,278	104,677
Pool #AR2174 3.000% 4/01/43	106,463	101,980

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #CB3304 3.000% 4/01/52	$5,604,480	$5,256,415
Pool #CB3305 3.000% 4/01/52	6,668,551	6,246,066
Pool #775539 12 mo. USD LIBOR + 1.641% 3.391% FRN 5/01/34	12,075	12,347
Pool #AS1304 3.500% 12/01/28	519,190	521,107
Pool #MA1356 3.500% 2/01/43	4,165,516	4,094,635
Pool #CA6096 3.500% 6/01/50	4,580,890	4,454,626
Pool #FM4017 3.500% 8/01/50	314,836	305,937
Pool #CB3842 3.500% 6/01/52	10,687,083	10,329,059
Pool #AA3980 4.500% 4/01/28	29,557	30,021
Pool #CA1909 4.500% 6/01/48	2,142,719	2,183,731
Pool #AD6437 5.000% 6/01/40	209,285	219,760
Pool #AD6996 5.000% 7/01/40	1,317,200	1,384,024
Pool #AL8173 5.000% 2/01/44	439,161	462,597
Pool #AD0836 5.500% 11/01/28	27,153	28,332
Government National Mortgage Association
Pool #MA6409 3.000% 1/20/50	4,360,620	4,152,202
Pool #352022 7.000% 11/15/23	586	596
Pool #374440 7.000% 11/15/23	59	60
Pool #491089 7.000% 12/15/28	4,034	4,179
Pool #480539 7.000% 4/15/29	75	80
Pool #488634 7.000% 5/15/29	1,566	1,670
Pool #500928 7.000% 5/15/29	2,587	2,777
Pool #499410 7.000% 7/15/29	927	997
Pool #510083 7.000% 7/15/29	286	305
Pool #493723 7.000% 8/15/29	1,913	2,059
Pool #581417 7.000% 7/15/32	3,616	3,859
Government National Mortgage Association II
Pool #008746 1 year CMT + 1.500% 1.750% FRN 11/20/25	1,244	1,230
Pool #080136 1 year CMT + 1.500% 1.750% FRN 11/20/27	359	355
Pool #MA6038 3.000% 7/20/49	2,404,921	2,296,740
Pool #MA6283 3.000% 11/20/49	4,258,601	4,057,055
Pool #MA4321 3.500% 3/20/47	2,626,579	2,583,551
Government National Mortgage Association II TBA
3.000% 2/01/52 (f)	17,700,000	16,709,906
3.500% 3/01/52 (f)	5,770,000	5,612,226
Uniform Mortgage Backed Securities TBA
2.000% 1/01/52 (f)	8,925,000	7,763,356
2.500% 2/01/52 (f)	7,700,000	6,937,219
3.000% 3/01/52 (f)	22,600,000	21,081,562
3.500% 4/01/52 (f)	14,175,000	13,650,083
4.000% 5/01/52 (f)	35,025,000	34,581,717
4.500% 6/01/52 (f)	18,600,000	18,693,000

	Principal Amount	Value
5.000% 5/01/48 (f)	$4,500,000	$4,595,625
		210,479,758

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $217,628,546)		210,499,481

U.S. TREASURY OBLIGATIONS — 7.7%
U.S. Treasury Bonds & Notes — 7.7%
U.S. Treasury Bond
2.250% 8/15/49 (g)	27,150,000	22,462,417
3.500% 2/15/39	9,700,000	10,174,391
U.S. Treasury Note
0.500% 2/28/26	33,650,000	30,705,625
		63,342,433

TOTAL U.S. TREASURY OBLIGATIONS (Cost $71,980,869)		63,342,433

TOTAL BONDS & NOTES (Cost $905,160,636)		821,148,933
	Number of Shares
MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (h)	1,005,040	1,005,040

TOTAL MUTUAL FUNDS (Cost $1,005,040)		1,005,040

TOTAL LONG-TERM INVESTMENTS (Cost $906,165,676)		822,153,973
	Principal Amount
SHORT-TERM INVESTMENTS — 16.2%
Commercial Paper — 15.8%
Alimentation Couche-Tard, Inc.
1.979% 7/08/22 (a)	$10,000,000	9,995,713
Ameren Corp.
2.030% 7/07/22	7,000,000	6,997,482
American Electric Power Co, Inc.
2.051% 7/20/22 (a)	1,000,000	998,909

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Duke Energy Corp.
1.928% 7/12/22 (a)	$10,000,000	$9,993,687
Eaton Capital Unltd Co.
1.999% 7/07/22 (a)	10,000,000	9,996,403
Fidelity National Information Services, Inc.
2.031% 7/12/22 (a)	10,000,000	9,993,687
Fiserv, Inc.
1.979% 7/05/22 (a)	4,000,000	3,998,966
Fortive Corp.
2.112% 7/13/22 (a)	10,000,000	9,993,132
Hyundai Capital America
1.928% 7/14/22 (a)	5,000,000	4,996,271
2.020% 7/13/22 (a)	10,000,000	9,993,085
Oge Energy Corp.
2.031% 7/11/22 (a)	10,000,000	9,994,240
Reckitt Benckiser Treasury Services PLC
2.001% 7/21/22 (a)	10,000,000	9,989,774
Spire, Inc.
1.980% 7/14/22 (a)	10,000,000	9,992,568
Tampa Electric Co.
1.979% 7/13/22 (a)	5,000,000	4,997,124
2.030% 7/12/22 (a)	2,000,000	1,998,943
2.111% 7/11/22 (a)	6,000,000	5,997,105
WPP CP LLC
1.979% 7/11/22 (a)	10,000,000	9,994,240
		129,921,329
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (i)	3,269,231	3,269,231

TOTAL SHORT-TERM INVESTMENTS (Cost $133,192,079)		133,190,560

TOTAL INVESTMENTS — 115.9% (Cost $1,039,357,755) (j)		955,344,533

Other Assets/(Liabilities) — (15.9)%		(131,413,931)

NET ASSETS — 100.0%		$823,930,602

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $445,657,385 or 54.09% of net assets.

(b)	Security is perpetual and has no stated maturity date.
(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $2,905,872 or 0.35% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,978,033 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2022.

(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)

Maturity value of $3,269,253. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $3,334,648.

(j)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund – Portfolio of Investments (Continued)

Country weightings, as a percentage of net assets, is as follows:

United States	83.1%
Cayman Islands	8.0%
United Kingdom	1.4%
Canada	1.0%
Germany	0.8%
Mexico	0.7%
Netherlands	0.6%
Israel	0.6%
Bermuda	0.6%
Australia	0.6%
Luxembourg	0.5%
Switzerland	0.5%
Ireland	0.4%
France	0.4%
Republic of Korea	0.3%
Norway	0.2%
Total Long-Term Investments	99.7%
Short-Term Investments and Other Assets and Liabilities	0.3%
Net Assets	100.0%

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	9/21/22	150	$20,801,573	$(7,823)
U.S. Treasury Ultra Bond	9/21/22	166	26,295,997	(674,934)
U.S. Treasury Note 2 Year	9/30/22	371	78,305,344	(389,547)
U.S. Treasury Note 5 Year	9/30/22	237	26,795,931	(192,681)
				$(1,264,985)

Short
U.S. Treasury Ultra 10 Year	9/21/22	149	$(18,981,431)	$2,556

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments
June 30, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 93.6%
CORPORATE DEBT — 51.3%
Aerospace & Defense — 0.4%
The Boeing Co.
2.196% 2/04/26	$575,000	$517,917
Agriculture — 1.8%
BAT Capital Corp.
4.700% 4/02/27	1,185,000	1,158,809
Imperial Brands Finance PLC
3.125% 7/26/24 (a)	400,000	387,668
3.500% 2/11/23 (a)	387,000	384,849
Wens Foodstuffs Group Co. Ltd.
2.349% 10/29/25 (a)	900,000	757,615
		2,688,941
Airlines — 0.8%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (a)	1,150,000	1,118,082
Auto Manufacturers — 3.0%
Ford Motor Credit Co. LLC
2.300% 2/10/25	645,000	578,672
3.350% 11/01/22	1,050,000	1,042,379
General Motors Co.
6.125% 10/01/25	605,000	625,876
Harley-Davidson Financial Services, Inc.
3.350% 6/08/25 (a)	449,000	431,806
Hyundai Capital America
1.500% 6/15/26 (a)	850,000	753,137
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	1,235,000	1,042,168
		4,474,038
Banks — 11.0%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	825,000	821,025
Arab National Bank 5 year CMT + 2.974%
3.326% VRN 10/28/30 (a)	650,000	612,529
Banco Santander SA
1.849% 3/25/26	600,000	539,863
Bank of America Corp.
SOFR + .960% 1.734% VRN 7/22/27	265,000	236,400
3.950% 4/21/25	178,000	175,716
4.000% 1/22/25	647,000	644,642
The Bank of Nova Scotia
4.500% 12/16/25	829,000	828,934
Barclays PLC
5.200% 5/12/26	1,055,000	1,050,497

	Principal Amount	Value
BPCE SA
4.625% 7/11/24 (a)	$200,000	$198,724
5.700% 10/22/23 (a)	805,000	817,214
Citigroup, Inc.
4.400% 6/10/25	855,000	854,501
4.450% 9/29/27	465,000	456,024
Credit Suisse AG
6.500% 8/08/23 (a)	930,000	930,000
Credit Suisse Group AG SOFR + .980%
1.305% VRN 2/02/27 (a)	450,000	386,791
Danske Bank A/S 1 year CMT + .730%
1.549% VRN 9/10/27 (a)	485,000	425,289
Deutsche Bank AG
SOFR + 2.159% 2.222% VRN 9/18/24	435,000	419,604
SOFR + 1.219% 2.311% VRN 11/16/27	430,000	371,579
SOFR + 1.318% 2.552% VRN 1/07/28	425,000	368,388
The Goldman Sachs Group, Inc.
4.250% 10/21/25	1,160,000	1,152,322
HSBC Holdings PLC
SOFR + 1.430% 2.999% VRN 3/10/26	430,000	409,638
4.250% 3/14/24	210,000	208,553
4.375% 11/23/26	73,000	71,550
JP Morgan Chase & Co. SOFR + .765%
1.470% VRN 9/22/27	445,000	390,809
Macquarie Group Ltd. SOFR + 1.069%
1.340% VRN 1/12/27 (a)	845,000	743,489
Morgan Stanley
SOFR + 1.610% 4.210% VRN 4/20/28	245,000	239,871
4.350% 9/08/26	1,150,000	1,139,537
Natwest Group PLC 1 year CMT + .900%
1.642% VRN 6/14/27	345,000	302,851
Santander UK Group Holdings PLC SOFR + 1.220%
2.469% VRN 1/11/28	370,000	327,376
Societe Generale SA
1 year CMT + 1.100% 1.488% VRN 12/14/26 (a)	525,000	463,579
1 year CMT + 1.300% 2.797% VRN 1/19/28 (a)	200,000	178,840

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo & Co.
4.100% 6/03/26	$405,000	$398,832
		16,164,967
Beverages — 0.6%
Bacardi Ltd.
4.450% 5/15/25 (a)	378,000	374,565
JDE Peet’s NV
1.375% 1/15/27 (a)	607,000	522,816
		897,381
Chemicals — 1.3%
Celanese US Holdings LLC
1.400% 8/05/26	250,000	215,301
MEGlobal Canada ULC
5.000% 5/18/25 (a)	450,000	453,927
Syngenta Finance NV
4.441% 4/24/23 (a)	183,000	184,502
4.892% 4/24/25 (a)	335,000	336,116
Yara International ASA
3.800% 6/06/26 (a)	325,000	311,205
4.750% 6/01/28 (a)	450,000	431,637
		1,932,688
Commercial Services — 0.6%
Triton Container International Ltd.
2.050% 4/15/26 (a)	950,000	841,641
Computers — 0.3%
Dell International LLC/EMC Corp.
5.850% 7/15/25	432,000	445,925
Distribution & Wholesale — 1.1%
Ferguson Finance PLC
4.250% 4/20/27 (a)	355,000	345,554
Li & Fung Ltd.
4.500% 8/18/25 (a)	1,350,000	1,269,578
		1,615,132
Diversified Financial Services — 4.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450% 10/29/26	555,000	483,911
6.500% 7/15/25 (b)	300,000	307,226
Aircastle Ltd.
4.125% 5/01/24	740,000	719,609
Antares Holdings LP
2.750% 1/15/27 (a)	310,000	249,931
3.950% 7/15/26 (a)	605,000	525,790
6.000% 8/15/23 (a)	323,000	326,267
Avolon Holdings Funding Ltd.
2.875% 2/15/25 (a)	1,000,000	920,572
4.250% 4/15/26 (a)	250,000	231,843

	Principal Amount	Value
BGC Partners, Inc.
4.375% 12/15/25	$505,000	$492,761
LeasePlan Corp. NV
2.875% 10/24/24 (a)	280,000	268,373
Nomura Holdings, Inc.
5.099% 7/03/25 (c)	420,000	422,180
SPARC EM SPC Panama Metro Line 2 SP
0.000% 12/05/22 (a)	86,196	84,473
Synchrony Financial
3.950% 12/01/27	1,025,000	935,855
		5,968,791
Electric — 1.0%
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	260,000	231,277
Enel Finance International NV
1.375% 7/12/26 (a)	620,000	544,331
4.625% 6/15/27 (a)	377,000	371,410
Pacific Gas and Electric Co.
4.950% 6/08/25	380,000	372,927
		1,519,945
Electronics — 0.2%
Jabil, Inc.
4.250% 5/15/27	285,000	276,939
Energy – Alternate Sources — 0.4%
Contemporary Ruiding Development Ltd.
1.500% 9/09/26 (a)	682,000	600,069
Entertainment — 0.3%
Magallanes, Inc.
3.638% 3/15/25 (a)	475,000	460,431
Food — 1.1%
JBS Finance Luxembourg Sarl
2.500% 1/15/27 (a)	860,000	746,256
Pilgrim’s Pride Corp.
5.875% 9/30/27 (a) (b)	112,000	107,240
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	775,000	747,009
		1,600,505
Forest Products & Paper — 0.7%
Fibria Overseas Finance Ltd.
4.000% 1/14/25	1,000,000	990,000
Health Care – Services — 0.2%
HCA, Inc.
5.375% 2/01/25	365,000	365,102
Home Builders — 0.2%
Toll Brothers Finance Corp.
4.875% 3/15/27	375,000	355,245

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 3.6%
AmTrust Financial Services, Inc.
6.125% 8/15/23	$620,000	$620,724
Athene Global Funding
1.730% 10/02/26 (a)	445,000	386,700
2.500% 1/14/25 (a)	420,000	399,631
3.205% 3/08/27 (a)	212,000	192,957
CNO Financial Group, Inc.
5.250% 5/30/25	266,000	270,325
CNO Global Funding
1.750% 10/07/26 (a)	714,000	631,988
Corebridge Financial, Inc.
3.650% 4/05/27 (a)	235,000	221,153
GA Global Funding Trust
2.250% 1/06/27 (a)	685,000	615,755
Jackson Financial, Inc.
5.170% 6/08/27	181,000	179,687
Sammons Financial Group, Inc.
4.450% 5/12/27 (a)	1,140,000	1,109,274
Unum Group
3.875% 11/05/25	620,000	609,867
		5,238,061
Internet — 1.3%
Expedia Group, Inc.
4.625% 8/01/27	309,000	297,310
Netflix, Inc.
5.875% 11/15/28	430,000	420,325
Prosus NV
3.257% 1/19/27 (a)	850,000	739,719
Weibo Corp.
3.500% 7/05/24	450,000	438,339
		1,895,693
Investment Companies — 2.4%
Ares Capital Corp.
3.875% 1/15/26	535,000	491,835
BlackRock TCP Capital Corp.
3.900% 8/23/24	236,000	228,184
Blackstone Private Credit Fund
2.625% 12/15/26 (a)	890,000	746,670
2.700% 1/15/25 (a)	325,000	298,950
Golub Capital BDC, Inc.
2.500% 8/24/26	270,000	226,282
3.375% 4/15/24	330,000	317,104
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
4.750% 9/15/24	445,000	415,195
OWL Rock Core, Income Corp.
4.700% 2/08/27 (a)	500,000	456,696

	Principal Amount	Value
Sixth Street Specialty Lending, Inc.
3.875% 11/01/24	$410,000	$396,002
		3,576,918
Iron & Steel — 0.7%
Vale Overseas Ltd.
6.250% 8/10/26 (b)	1,030,000	1,072,073
Leisure Time — 0.2%
Harley-Davidson, Inc.
3.500% 7/28/25	255,000	246,731
Lodging — 0.6%
Las Vegas Sands Corp.
3.200% 8/08/24	875,000	824,141
Machinery – Construction & Mining — 0.5%
The Weir Group PLC
2.200% 5/13/26 (a)	880,000	774,599
Media — 0.4%
Cable Onda SA
4.500% 1/30/30 (a)	630,000	525,508
Mining — 1.0%
Alcoa Nederland Holding BV
6.125% 5/15/28 (a)	395,000	384,138
Glencore Funding LLC
1.625% 4/27/26 (a)	470,000	416,244
Indonesia Asahan Aluminium Persero PT
4.750% 5/15/25 (a)	750,000	741,750
		1,542,132
Multi-National — 0.6%
Africa Finance Corp.
3.125% 6/16/25 (a)	957,000	890,201
Oil & Gas — 2.9%
EQT Corp.
6.625% STEP 2/01/25	869,000	895,278
Occidental Petroleum Corp.
5.500% 12/01/25	735,000	723,975
Ovintiv Exploration, Inc.
5.375% 1/01/26	275,000	278,314
Patterson-UTI Energy, Inc.
3.950% 2/01/28	685,000	570,200
Petroleos Mexicanos
4.625% 9/21/23	1,215,000	1,188,148
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% 9/30/27 (a)	651,150	676,428
		4,332,343

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 0.9%
Bayer US Finance II LLC
4.250% 12/15/25 (a)	$400,000	$395,193
Viatris, Inc.
2.300% 6/22/27	1,025,000	887,202
		1,282,395
Pipelines — 1.8%
Energy Transfer LP
4.950% 6/15/28	975,000	962,368
EnLink Midstream Partners LP
4.400% 4/01/24	900,000	875,250
Plains All American Pipeline LP/PAA Finance Corp.
4.500% 12/15/26	90,000	88,587
4.650% 10/15/25	760,000	753,239
		2,679,444
Private Equity — 0.5%
Hercules Capital, Inc.
2.625% 9/16/26	560,000	483,951
3.375% 1/20/27	270,000	236,694
		720,645
Real Estate — 1.2%
Country Garden Holdings Co. Ltd.
4.750% 1/17/23 (a)	250,000	219,080
8.000% 1/27/24 (a)	1,351,000	888,282
MAF Sukuk Ltd.
4.500% 11/03/25 (a)	625,000	623,375
Shimao Group Holdings Ltd.
6.125% 2/21/24 (a)	400,000	43,521
		1,774,258
Real Estate Investment Trusts (REITS) — 1.6%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	335,000	280,396
Omega Healthcare Investors, Inc.
4.750% 1/15/28	779,000	740,375
SBA Tower Trust
1.884% 1/15/26 (a)	287,000	265,322
Service Properties Trust
4.350% 10/01/24	935,000	758,201
Vornado Realty LP
2.150% 6/01/26	310,000	276,506
		2,320,800
Retail — 0.2%
Nordstrom, Inc.
2.300% 4/08/24	268,000	255,056

	Principal Amount	Value
4.000% 3/15/27 (b)	$86,000	$75,680
		330,736
Telecommunications — 1.2%
Telecom Italia SpA
5.303% 5/30/24 (a)	430,000	412,112
Tower Bersama Infrastructure Tbk PT
4.250% 1/21/25 (a)	1,445,000	1,395,096
		1,807,208
Toys, Games & Hobbies — 0.6%
Mattel, Inc.
3.375% 4/01/26 (a)	900,000	825,682

TOTAL CORPORATE DEBT (Cost $83,013,962)		75,493,307

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 40.4%
Automobile Asset-Backed Securities — 2.7%
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class C, 3.150% 3/20/26 (a)	1,083,000	1,014,436
Series 2018-1A, Class C, 4.730% 9/20/24 (a)	500,000	499,314
Carmax Auto Owner Trust, Series 2021-4, Class D
1.480% 3/15/28	250,000	231,550
Carvana Auto Receivables Trust
Series 2021-N1, Class D, 1.500% 1/10/28	1,243,000	1,219,344
Series 2021-P3, Class D, 2.250% 9/11/28	855,000	775,525
Santander Revolving Auto Loan Trust, Series 2019-A, Class D
3.450% 1/26/32 (a)	215,000	209,421
		3,949,590
Commercial Mortgage-Backed Securities — 5.9%
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 2.674% FRN 9/15/34 (a)	130,000	123,540
Series 2019-BPR, Class CMP, 4.024% VRN 11/05/32 (a) (d)	370,000	333,111
Series 2019-BPR, Class DMP, 4.024% VRN 11/05/32 (a) (d)	450,000	401,665
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
2.824% FRN 7/15/35 (a)	500,000	471,851

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BX Commercial Mortgage Trust
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 3.124% FRN 10/15/36 (a)	$268,600	$259,200
Series 2021-SOAR, Class E, 1 mo. USD LIBOR + 1.800% 3.125% FRN 6/15/38 (a)	324,542	305,844
Series 2021-VOLT, Class E, 1 mo. USD LIBOR + 2.000% 3.324% FRN 9/15/36 (a)	792,000	739,847
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 3.324% FRN 10/15/36 (a)	753,100	724,660
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150%
3.474% FRN 12/15/37 (a)	545,194	524,043
Commercial Mortgage Trust, Series 2014-CR14, Class A2
3.147% 2/10/47	74,480	74,807
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600%
2.924% FRN 5/15/36 (a)	200,000	194,504
KIND Trust
Series 2021-KIND, Class B, 1 mo. USD LIBOR + 1.350% 2.674% FRN 8/15/38 (a)	550,000	524,511
Series 2021-KIND, Class C, 1 mo. USD LIBOR + 1.750% 3.074% FRN 8/15/38 (a)	600,000	575,818
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
3.124% FRN 5/15/36 (a)	251,000	239,086
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%
3.074% FRN 3/15/38 (a)	365,665	340,977
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.101%
3.425% FRN 4/15/38 (a)	620,000	581,309
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class B
3.769% 2/15/46	250,000	246,057
Morgan Stanley Capital I Trust, Series 2012-STAR, Class D,
4.057% VRN 8/05/34 (a) (d)	400,000	398,426

	Principal Amount	Value
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD LIBOR + 2.200% 3.524% FRN 1/15/36 (a)	$616,000	$598,779
Series 2020-1NYP, Class D, 1 mo. USD LIBOR + 2.750% 4.074% FRN 1/15/36 (a)	414,000	400,210
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD LIBOR + 2.100%
3.424% FRN 7/15/39 (a)	711,000	665,628
		8,723,873
Home Equity Asset-Backed Securities — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .480%
2.104% FRN 10/25/34 (a)	19,982	19,972
Other Asset-Backed Securities — 18.5%
321 Henderson Receivables LLC
Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 1.524% FRN 3/15/41 (a)	8,892	8,845
Series 2010-3A, Class A, 3.820% 12/15/48 (a)	105,189	103,639
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	357,489	352,180
Affirm Asset Securitization Trust, Series 2021-A, Class D
3.490% 8/15/25 (a)	950,000	928,536
AIMCO CLO 10 Ltd., Series 2019-10A, Class AR, 3 mo. USD LIBOR + 1.060%
2.196% FRN 7/22/32 (a)	1,000,000	976,165
Apidos CLO XXVI, Series 2017-26A, Class A2R, 3 mo. USD LIBOR + 1.500%
2.544% FRN 7/18/29 (a)	500,000	482,263
Aqua Finance Trust, Series 2021-A, Class A
1.540% 7/17/46 (a)	1,234,260	1,139,141
Ballyrock CLO Ltd., Series 2020-2A, Class A2R, 3 mo. USD LIBOR + 1.550%
2.613% FRN 10/20/31 (a)	800,000	760,624
BHG Securitization Trust, Series 2021-B, Class C
2.240% 10/17/34 (a)	448,000	400,467
BlueMountain Fuji US CLO I Ltd., Series 2017-1A, Class A1R, 3 mo. USD LIBOR + .980%
2.043% FRN 7/20/29 (a)	550,000	540,631

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (a)	$55,596	$54,510
Series 2019-A, Class B, 3.780% 9/26/33 (a)	170,126	166,397
Business Jet Securities LLC
Series 2021-1A, Class A, 2.162% 4/15/36 (a)	540,571	489,201
Series 2020-1A, Class A, 2.981% 11/15/35 (a)	149,681	137,317
Canyon Capital CLO Ltd., Series 2017-1A, Class CR, 3 mo. USD LIBOR + 2.000%
3.044% FRN 7/15/30 (a)	300,000	282,518
Capital Automotive REIT
Series 2020-1A, Class B1, 4.170% 2/15/50 (a)	484,000	469,441
Series 2017-1A, Class A2, 4.180% 4/15/47 (a)	584,827	575,068
Castlelake Aircraft Structured Trust, Series 2018-1, Class A
4.125% 6/15/43 (a)	149,095	133,999
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
2.043% FRN 4/20/31 (a)	250,000	244,816
CF Hippolyta Issuer LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	92,971	83,704
CIFC Funding Ltd., Series 2017-4A, Class A2R, 3 mo. USD LIBOR + 1.550%
2.734% FRN 10/24/30 (a)	500,000	478,772
DataBank Issuer, Series 2021-1A, Class A2
2.060% 2/27/51 (a)	991,000	880,647
Diamond Resorts Owner Trust, Series 2018-1, Class A
3.700% 1/21/31 (a)	67,948	67,477
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class A, 2.690% 3/25/30 (a)	57,539	56,504
Series 2016-A, Class A, 2.730% 4/25/28 (a)	99,590	97,462
Series 2017-A, Class B, 2.960% 3/25/30 (a)	170,485	166,714
Series 2019-A, Class C, 3.450% 1/25/34 (a)	367,982	358,827
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	14,119	14,126

	Principal Amount	Value
Firstkey Homes Trust, Series 2021, Class E2
2.489% 8/17/38 (a)	$460,000	$405,935
Flatiron CLO 17 Ltd., Series 2017-1A, Class AR, 3 mo. USD LIBOR + .980%
2.391% FRN 5/15/30 (a)	500,000	491,552
FNA VI LLC, Series 21-1A, Class A
1.350% 1/10/32 (a)	1,464,714	1,369,043
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	390,059	354,147
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	185,433	172,204
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	184,319	175,680
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (d)	165,473	156,101
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	100,584	96,151
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	99,803	98,221
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	207,280	207,239
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	178,634	175,837
HIN Timeshare Trust, Series 2020-A, Class B
2.230% 10/09/39 (a)	560,637	524,220
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	481,360	418,807
Horizon Aircraft Finance III Ltd.
Series 2019-2, Class A, 3.425% 11/15/39 (a)	362,214	314,158
Series 2019-2, Class B, 4.458% 11/15/39 (a)	683,333	550,015
KKR CLO Ltd., Series 28A, Class A, 3 mo. USD LIBOR + 1.140%
2.969% FRN 3/15/31 (a)	250,000	245,180
KREF Ltd., Series 2021-FL2, Class AS, 1 mo. USD LIBOR + 1.300%
2.823% FRN 2/15/39 (a)	900,000	847,613
Lendingpoint Asset Securitization, Series 2021-A, Class B
1.110% 2/15/29 (a)	668,808	657,131
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	279,833	253,802

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mosaic Solar Loans LLC
Series 2018-2GS, Class A, 4.200% 2/22/44 (a)	$148,581	$143,133
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	35,473	34,757
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class BR, 3 mo. USD LIBOR + 1.350%
2.394% FRN 10/18/29 (a)	1,000,000	957,468
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD LIBOR + 1.400%
2.584% FRN 7/25/30 (a)	250,000	240,133
NP SPE II LP, Series 2017-1A, Class A1
3.372% 10/21/47 (a)	105,483	100,469
NRZ Advance Receivables Trust, Series 2020-T3, Class DT3
2.458% 10/15/52 (a)	164,400	162,882
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A3
2.260% 11/20/50 (a)	400,000	355,022
Orange Lake Timeshare Trust, Series 2016-A, Class B
2.910% 3/08/29 (a)	63,629	63,550
Oxford Finance Funding Trust, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	206,439	204,929
Palmer Square CLO Ltd.
3.011% 11/15/31 (a)	500,000	478,083
Rad CLO 1 Ltd., Series 2018-1A, Class BR, 3 mo. USD LIBOR + 1.400%
2.444% FRN 7/15/31 (a)	350,000	334,860
RAMP Trust, Series 2005-EFC1, Class M5, 1 mo. USD LIBOR + .650%
2.599% FRN 5/25/35	270,839	268,694
SBA Tower Trust, Series 2014-2A, Class C,
3.869% STEP 10/15/49 (a)	430,000	423,521
Sierra Receivables Funding LLC
Series 2020-2A, Class C, 3.510% 7/20/37 (a)	48,999	47,357
Series 2018-1A, Class B, 4.036% 4/20/35	154,796	154,329
SoFi Consumer Loan Program Trust, Series 2019-3, Class D
3.890% 5/25/28 (a)	772,000	772,134

	Principal Amount	Value
Store Master Funding I-VII, Series 2018-1A, Class A3
4.400% 10/20/48 (a)	$506,133	$484,494
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200%
2.824% FRN 11/25/35 (a)	111,733	109,302
TAL Advantage VII LLC, Series 2020-1A, Class B
3.290% 9/20/45 (a)	734,625	698,892
Thrust Engine Leasing, Series 2021-1A, Class A
4.163% 7/15/40 (a)	583,410	517,826
TICP CLO XI Ltd., Series 2018-11A, Class A, 3 mo. USD LIBOR + 1.180%
2.243% FRN 10/20/31 (a)	400,000	392,110
TICP CLO XV Ltd., Series 2020-15A, Class A, 3 mo. USD LIBOR + 1.280%
2.343% FRN 4/20/33 (a)	1,000,000	975,551
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2
1.645% 9/15/45 (a)	675,000	613,310
VERDE CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD LIBOR + 1.100%
2.144% FRN 4/15/32 (a)	500,000	486,245
Welk Resorts LLC, Series 2017-AA, Class B
3.410% 6/15/33 (a)	54,580	54,273
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	200,474	163,994
		27,200,345
Student Loans Asset-Backed Securities — 5.8%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
3.124% FRN 7/25/58 (a)	140,000	128,873
College Avenue Student Loans LLC
Series 2021-A, Class B, 2.320% 7/25/51 (a)	1,091,000	1,028,607
Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200% 2.824% FRN 12/26/47 (a)	294,077	291,869
Series 2017-A, Class A1, FRN, 1 mo. USD LIBOR + 1.650% 3.274% FRN 11/26/46 (a)	218,209	216,847
Series 2017-A, Class B, 4.500% 11/26/46 (a)	330,455	322,221

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
College Loan Corp. Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
1.534% FRN 1/15/37	$126,027	$114,406
Commonbond Student Loan Trust
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	18,854	17,269
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	20,510	19,057
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	10,076	9,385
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	39,984	38,321
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B
2.500% 1/25/30 (a)	41,369	40,117
DRB Prime Student Loan Trust, Series 2017-B, Class CFX
3.610% 8/25/42 (a)	172,101	167,331
ELFI Graduate Loan Program LLC, Series 2018-A, Class B
4.000% 8/25/42 (a)	57,754	56,265
Higher Education Funding I, Series 2004-1, Class B1,
1.796% FRN 1/01/44 (a) (d)	950,000	853,510
Laurel Road Prime Student Loan Trust
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	256,646	247,610
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	191,151	185,977
Navient Private Education Refi Loan Trust, Series 2020-BA, Class B
2.770% 1/15/69 (a)	2,200,000	2,049,148
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
3.374% FRN 12/26/40 (a)	17,506	17,500
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%
3.124% FRN 6/25/54 (a)	130,000	129,999
Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class B,
2.320% FRN 10/25/42 (d)	300,000	285,968
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%
1.611% FRN 2/15/45	232,303	215,888

	Principal Amount	Value
SLM Student Loan Trust
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 1.384% FRN 1/27/42	$711,819	$653,303
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 1.394% FRN 10/25/40	310,956	290,875
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 1.474% FRN 1/25/44	385,054	349,408
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 1.484% FRN 7/25/25	27,870	27,840
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 1.484% FRN 1/25/41	295,511	276,419
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 1.494% FRN 1/25/55	115,398	109,680
SMB Private Education Loan Trust
Series 2018-C, Class A2B, 1 mo. USD LIBOR + .750% 2.074% FRN 11/15/35 (a)	282,800	282,633
Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100% 2.424% FRN 9/15/34 (a)	91,903	92,273
SoFi Professional Loan Program LLC
Series 2016-D, Class A1, 1 mo. USD LIBOR + .950% 2.574% FRN 1/25/39 (a)	11,212	11,175
Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 2.824% FRN 6/25/33 (a)	21,365	21,369
		8,551,143
Whole Loan Collateral Collateralized Mortgage Obligations — 7.4%
Angel Oak Mortgage Trust
Series 2020-5, Class A3, 2.041% VRN 5/25/65 (a) (d)	105,266	99,828
Series 2021-1, Class M1, 2.215% VRN 1/25/66 (a) (d)	314,000	270,917
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
2.560% VRN 8/25/34 (d)	1,475	1,417
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3,
2.406% VRN 5/25/60 (a) (d)	96,271	94,155
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000%
1.956% FRN 8/25/49 (a)	347,079	343,713

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates, Series 2021-NQM4, Class M1,
2.472% VRN 5/25/66 (a) (d)	$500,000	$415,047
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A3,
1.538% VRN 2/25/66 (a) (d)	582,646	539,086
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (d)	172,476	164,283
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (d)	603,747	499,059
Homeward Opportunities Fund I Trust, Series 2020-2, Class A1,
1.657% VRN 5/25/65 (a) (d)	33,673	33,469
Lakeview Trust, Series 2022-1, Class M3
4.585% 4/25/52 (a)	1,600,000	1,555,726
MFRA Trust, Series 2021-NQM2, Class A3,
1.472% VRN 11/25/64 (a) (d)	456,302	408,076
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1,
3.750% VRN 11/25/56 (a) (d)	133,782	131,369
NewRez Warehouse Securitization Trust, Series 2021-1, Class C, 1 mo. USD LIBOR + 1.050%
2.674% FRN 5/25/55 (a)	927,000	890,105
NLT Trust
Series 2021-INV2, Class A3, 1.520% VRN 8/25/56 (a) (d)	764,323	674,981
Series 2021-INV2, Class M1, 2.569% VRN 8/25/56 (a) (d)	700,000	500,401
Onslow Bay Financial LLC
Series 2021-NQM3, Class A3, 1.362% VRN 7/25/61 (a) (d)	870,279	737,477
Series 2021-NQM1, Class M1, 2.219% VRN 2/25/66 (a) (d)	333,000	277,949
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
4.474% FRN 2/25/23 (a)	250,000	247,672
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3,
3.000% VRN 10/25/31 (a) (d)	223,970	211,714
Starwood Mortgage Residential Trust
Series 2021-3, Class A3, 1.518% VRN 6/25/56 (a) (d)	240,769	213,342
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (d)	532,984	520,542

	Principal Amount	Value
Starwood Residential Mortgage Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (d)	$691,128	$640,076
Verus Securitization Trust
Series 2021-5, Class A3, 1.373% VRN 9/25/66 (a) (d)	228,223	201,939
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (d)	405,701	396,471
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (d)	265,000	248,623
Series 2020-4, Class M1, 3.291% VRN 5/25/65 (a) (d)	548,000	504,911
		10,822,348
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
OBX Trust, Series 2020-INV1, Class A21,
3.500% VRN 12/25/49 (a) (d)	154,653	148,785

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $63,067,947)		59,416,056

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (e) — 1.4%
Pass-Through Securities — 0.0%
Federal National Mortgage Association Pool #775539 12 mo. USD LIBOR + 1.641% 3.391% 5/01/34	2,300	2,352
Government National Mortgage Association
Pool #352022 7.000% 11/15/23	118	120
Pool #491089 7.000% 12/15/28	778	806
Pool #500928 7.000% 5/15/29	479	514
Pool #499410 7.000% 7/15/29	177	190
Pool #510083 7.000% 7/15/29	55	58
Pool #493723 7.000% 8/15/29	359	387
Pool #581417 7.000% 7/15/32	689	735
Government National Mortgage Association II
Pool #008746 1 year CMT + 1.500% 1.750% FRN 11/20/25	238	235
Pool #080136 1 year CMT + 1.500% 1.750% FRN 11/20/27	66	65
		5,462

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loans — 1.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class M2, SOFR30A + 1.500% 2.426% FRN 10/25/41 (a)	$1,046,000	$955,382
Series 2021-DNA2, Class M2, SOFR30A + 2.300% 3.226% FRN 8/25/33 (a)	1,121,000	1,060,090
		2,015,472

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $2,172,036)		2,020,934

U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Bonds & Notes — 0.5%
U.S. Treasury Note
1.750% 12/31/24	700,000	679,000

TOTAL U.S. TREASURY OBLIGATIONS (Cost $711,922)		679,000

TOTAL BONDS & NOTES (Cost $148,965,867)		137,609,297
	Number of Shares
MUTUAL FUNDS — 1.1%
Diversified Financial Services — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	1,616,510	1,616,510

TOTAL MUTUAL FUNDS (Cost $1,616,510)		1,616,510

TOTAL LONG-TERM INVESTMENTS (Cost $150,582,377)		139,225,807

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.3%
Commercial Paper — 2.0%
Hyundai Capital America
2.020% 7/13/22 (a)	$2,000,000	$1,998,617
Spire, Inc.
1.980% 7/14/22 (a)	1,000,000	999,257
		2,997,874
Repurchase Agreement — 2.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (g)	3,339,929	3,339,929

TOTAL SHORT-TERM INVESTMENTS (Cost $6,337,898)		6,337,803

TOTAL INVESTMENTS — 99.0% (Cost $156,920,275) (h)		145,563,610

Other Assets/(Liabilities) — 1.0%		1,445,305

NET ASSETS — 100.0%		$147,008,915

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $96,629,930 or 65.73% of net assets.

(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $1,584,846 or 1.08% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $0 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2022.

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)

Maturity value of $3,339,951. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $3,406,769.

(h)	See Note 6 for aggregate cost for federal tax purposes.

Country weightings, as a percentage of net assets, is as follows:

United States	64.0%
Cayman Islands	11.3%
United Kingdom	2.9%
Netherlands	2.8%
Bermuda	2.2%
Indonesia	1.5%
France	1.1%
Switzerland	0.9%
Canada	0.9%
Mexico	0.8%
Germany	0.8%
Ireland	0.5%
China	0.5%
Luxembourg	0.5%
Australia	0.5%
Norway	0.5%
Qatar	0.5%
Saudi Arabia	0.4%
British Virgin Islands	0.4%
Spain	0.4%
Panama	0.4%
Denmark	0.3%
Japan	0.3%
Italy	0.3%
Total Long-Term Investments	94.7%
Short-Term Investments and Other Assets and Liabilities	5.3%
Net Assets	100.0%

Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short
U.S. Treasury Ultra 10 Year	9/21/22	8	$(1,026,349)	$7,349
U.S. Treasury Note 2 Year	9/30/22	53	(11,201,059)	70,231
U.S. Treasury Note 5 Year	9/30/22	341	(38,580,398)	303,148
				$380,728

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.047%	Semi-Annually	11/22/24	USD	27,500,000	$(1,323,075)	$—	$(1,323,075)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.174%	Semi-Annually	1/04/25	USD	49,500,000	(2,360,306)	—	(2,360,306)
12-Month USD SOFR	Annually	Fixed 1.462%	Annually	2/09/25	USD	25,000,000	(882,348)	—	(882,348)
							$(4,565,729)	$—	$(4,565,729)

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments
June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%
COMMON STOCK — 98.2%
Basic Materials — 2.3%
Chemicals — 0.6%
NewMarket Corp.	2,341	$704,547
Mining — 1.7%
Compass Minerals International, Inc.	23,753	840,619
Kaiser Aluminum Corp.	13,299	1,051,818
		1,892,437
		2,596,984
Communications — 1.6%
Internet — 1.6%
Bumble, Inc. Class A (a)	20,766	584,563
Q2 Holdings, Inc. (a)	32,002	1,234,317
		1,818,880
		1,818,880
Consumer, Cyclical — 12.5%
Airlines — 0.7%
Spirit Airlines, Inc. (a) (b)	34,801	829,656
Auto Parts & Equipment — 3.7%
Allison Transmission Holdings, Inc.	22,576	868,047
Dorman Products, Inc. (a)	17,099	1,875,931
Visteon Corp. (a)	13,347	1,382,482
		4,126,460
Entertainment — 0.9%
Cedar Fair LP (a) (c)	23,769	1,043,697
Home Builders — 0.5%
Skyline Champion Corp. (a)	12,169	577,054
Lodging — 0.5%
Boyd Gaming Corp.	11,889	591,478
Retail — 6.2%
AutoNation, Inc. (a)	20,306	2,269,399
BJ’s Wholesale Club Holdings, Inc. (a)	37,311	2,325,221
Suburban Propane Partners LP (c)	79,886	1,219,060
Texas Roadhouse, Inc.	15,749	1,152,827
		6,966,507
		14,134,852
Consumer, Non-cyclical — 20.8%
Biotechnology — 1.4%
Avid Bioservices, Inc. (a) (b)	58,275	889,276
Intra-Cellular Therapies, Inc. (a)	11,308	645,461
		1,534,737
Commercial Services — 4.3%
ASGN, Inc. (a)	20,383	1,839,566
Korn Ferry	32,242	1,870,681

	Number of Shares	Value
Paya Holdings, Inc. (a)	85,978	$564,875
Payoneer Global, Inc. (a)	159,821	626,498
		4,901,620
Food — 1.7%
The Simply Good Foods Co. (a)	50,598	1,911,087
Health Care – Products — 3.4%
AtriCure, Inc. (a)	25,269	1,032,492
BioLife Solutions, Inc. (a)	26,120	360,717
Inspire Medical Systems, Inc. (a)	9,796	1,789,435
Tandem Diabetes Care, Inc. (a)	11,083	656,003
		3,838,647
Health Care – Services — 7.1%
Acadia Healthcare Co., Inc. (a)	36,099	2,441,375
Addus HomeCare Corp. (a)	17,146	1,427,919
LHC Group, Inc. (a)	13,715	2,135,974
Tenet Healthcare Corp. (a)	37,932	1,993,706
		7,998,974
Household Products & Wares — 0.5%
ACCO Brands Corp.	96,830	632,300
Pharmaceuticals — 2.4%
BellRing Brands, Inc. (a)	60,198	1,498,328
Collegium Pharmaceutical, Inc. (a)	33,526	594,081
Heska Corp. (a)	6,071	573,770
		2,666,179
		23,483,544
Energy — 4.9%
Oil & Gas — 3.5%
Chesapeake Energy Corp. (b)	16,365	1,327,201
CNX Resources Corp. (a)	90,550	1,490,453
Helmerich & Payne, Inc.	26,210	1,128,603
		3,946,257
Oil & Gas Services — 0.9%
Nov, Inc.	55,462	937,862
Pipelines — 0.5%
Equitrans Midstream Corp.	92,972	591,302
		5,475,421
Financial — 21.2%
Banks — 6.5%
The Bank of NT Butterfield & Son Ltd.	19,164	597,725
BankUnited, Inc.	40,498	1,440,514
Cathay General Bancorp	33,902	1,327,263
Columbia Banking System, Inc.	19,358	554,607
FB Financial Corp.	18,460	724,001
Heritage Financial Corp.	34,396	865,404
Silvergate Capital Corp. Class A (a)	6,890	368,822

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Webster Financial Corp.	33,501	$1,412,067
		7,290,403
Diversified Financial Services — 3.9%
Federated Hermes, Inc.	39,556	1,257,485
Focus Financial Partners, Inc. Class A (a)	31,885	1,086,003
Stifel Financial Corp.	36,825	2,062,937
		4,406,425
Insurance — 1.3%
Definity Financial Corp. (b)	56,037	1,448,377
Real Estate Investment Trusts (REITS) — 5.4%
DiamondRock Hospitality Co. (a)	167,522	1,375,356
Four Corners Property Trust, Inc.	70,104	1,864,065
National Storage Affiliates Trust	38,913	1,948,374
Sabra Health Care REIT, Inc.	64,386	899,472
		6,087,267
Savings & Loans — 4.1%
Berkshire Hills Bancorp, Inc.	34,121	845,177
OceanFirst Financial Corp.	42,157	806,463
Pacific Premier Bancorp, Inc.	42,156	1,232,642
WSFS Financial Corp.	44,758	1,794,348
		4,678,630
		23,911,102
Industrial — 16.7%
Aerospace & Defense — 1.4%
Curtiss-Wright Corp.	11,572	1,528,198
Building Materials — 2.1%
Masonite International Corp. (a)	13,932	1,070,396
Summit Materials, Inc. Class A (a)	57,535	1,339,990
		2,410,386
Electrical Components & Equipment — 0.6%
Belden, Inc.	12,957	690,219
Electronics — 1.3%
Atkore, Inc. (a)	16,953	1,407,269
Engineering & Construction — 1.9%
Primoris Services Corp.	29,407	639,896
TopBuild Corp. (a)	8,906	1,488,727
		2,128,623
Environmental Controls — 1.2%
Evoqua Water Technologies Corp. (a)	39,752	1,292,338
Hand & Machine Tools — 1.0%
Regal Rexnord Corp.	9,570	1,086,386
Machinery – Construction & Mining — 1.1%
BWX Technologies, Inc.	15,754	867,888
Vertiv Holdings Co.	51,424	422,705
		1,290,593

	Number of Shares	Value
Machinery – Diversified — 1.3%
Zurn Water Solutions Corp.	53,781	$1,464,995
Metal Fabricate & Hardware — 1.0%
Valmont Industries, Inc.	4,910	1,102,933
Miscellaneous - Manufacturing — 1.1%
EnPro Industries, Inc.	15,484	1,268,604
Packaging & Containers — 0.9%
Silgan Holdings, Inc.	25,554	1,056,658
Transportation — 1.8%
CryoPort, Inc. (a) (b)	35,277	1,092,882
Hub Group, Inc. Class A (a)	13,667	969,537
		2,062,419
		18,789,621
Technology — 14.2%
Computers — 3.1%
CACI International, Inc. Class A (a)	6,215	1,751,263
KBR, Inc.	35,775	1,731,152
		3,482,415
Semiconductors — 5.6%
Allegro MicroSystems, Inc. (a)	35,063	725,453
Ambarella, Inc. (a)	10,056	658,266
Azenta, Inc.	26,470	1,908,487
MACOM Technology Solutions Holdings, Inc. (a)	13,939	642,588
MKS Instruments, Inc.	10,177	1,044,466
Semtech Corp. (a)	24,101	1,324,832
		6,304,092
Software — 5.5%
Consensus Cloud Solutions, Inc. (a)	13,207	576,882
Envestnet, Inc. (a)	11,606	612,448
Paycor HCM, Inc. (a) (b)	59,964	1,559,064
Progress Software Corp.	15,277	692,048
Sprout Social, Inc. Class A (a) (b)	15,773	915,938
Ziff Davis, Inc. (a)	25,156	1,874,877
		6,231,257
		16,017,764
Utilities — 4.0%
Electric — 1.3%
Avista Corp.	34,058	1,481,864

The accompanying notes are an integral part of the financial statements.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Gas — 2.7%
National Fuel Gas Co.	25,929	$1,712,610
Northwest Natural Holding Co.	25,686	1,363,927
		3,076,537
		4,558,401

TOTAL COMMON STOCK (Cost $85,431,229)		110,786,569

TOTAL EQUITIES (Cost $85,431,229)		110,786,569

MUTUAL FUNDS — 2.5%
Diversified Financial Services — 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	2,786,605	2,786,605

TOTAL MUTUAL FUNDS (Cost $2,786,605)		2,786,605

TOTAL LONG-TERM INVESTMENTS (Cost $88,217,834)		113,573,174
	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (e)	$1,718,184	1,718,184

TOTAL SHORT-TERM INVESTMENTS (Cost $1,718,184)		1,718,184

TOTAL INVESTMENTS — 102.2% (Cost $89,936,018) (f)		115,291,358

Other Assets/(Liabilities) — (2.2)%		(2,490,954)

NET ASSETS — 100.0%		$112,800,404

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $6,404,428 or 5.68% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,807,084 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)

Maturity value of $1,718,195. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $1,752,581.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Special Situations Fund – Portfolio of Investments
June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%
COMMON STOCK — 100.0%
Basic Materials — 6.6%
Chemicals — 6.6%
Dow, Inc.	30,437	$1,570,854
Communications — 18.5%
Internet — 18.1%
Airbnb, Inc. Class A (a)	15,989	1,424,300
Bumble, Inc. Class A (a)	3,042	85,632
Chewy, Inc. Class A (a) (b)	3,813	132,387
DoorDash, Inc., Class A (a)	6,999	449,126
Lyft, Inc. Class A (a)	12,669	168,244
Marqeta, Inc. Class A (a)	15,249	123,670
Pinterest, Inc. Class A (a)	24,106	437,765
Uber Technologies, Inc. (a)	70,639	1,445,274
Vimeo, Inc. (a)	6,581	39,618
		4,306,016
Media — 0.4%
Altice USA, Inc. Class A (a)	9,525	88,106
		4,394,122
Consumer, Cyclical — 5.7%
Apparel — 0.3%
Kontoor Brands, Inc.	1,950	65,072
Auto Manufacturers — 0.7%
Rivian Automotive, Inc. Class A (a)	6,741	173,513
Distribution & Wholesale — 1.3%
IAA, Inc. (a)	5,621	184,200
Resideo Technologies, Inc. (a)	6,099	118,443
		302,643
Entertainment — 1.6%
Madison Square Garden Entertainment Corp. (a)	1,067	56,146
Penn National Gaming, Inc. (a)	6,857	208,590
Warner Music Group Corp. Class A	4,834	117,756
		382,492
Lodging — 1.1%
Wyndham Hotels & Resorts, Inc.	3,863	253,876
Retail — 0.7%
Olaplex Holdings, Inc. (a) (b)	2,994	42,185
Petco Health & Wellness Co., Inc. (a)	3,434	50,617
Victoria’s Secret & Co. (a)	2,849	79,687
		172,489
		1,350,085
Consumer, Non-cyclical — 20.2%
Biotechnology — 10.1%
Corteva, Inc.	30,272	1,638,926
Maravai LifeSciences Holdings, Inc. Class A (a)	4,579	130,090

	Number of Shares	Value
Royalty Pharma PLC Class A	15,155	$637,116
		2,406,132
Commercial Services — 2.1%
Affirm Holdings, Inc. (a) (b)	6,928	125,120
Driven Brands Holdings, Inc. (a)	2,319	63,865
GXO Logistics, Inc. (a)	4,268	184,676
Toast, Inc., Class A (a)	10,221	132,260
		505,921
Health Care – Products — 3.4%
Avantor, Inc. (a)	25,601	796,191
Health Care – Services — 0.5%
agilon health, Inc. (a)	2,021	44,118
Sotera Health Co. (a)	4,152	81,338
		125,456
Household Products & Wares — 0.3%
Reynolds Consumer Products, Inc.	2,289	62,421
Pharmaceuticals — 3.8%
Covetrus, Inc. (a)	4,386	91,009
Elanco Animal Health, Inc. (a)	19,886	390,362
Embecta Corp. (a)	2,424	61,376
Organon & Co.	10,639	359,066
		901,813
		4,797,934
Energy — 2.6%
Energy – Alternate Sources — 0.6%
Array Technologies, Inc. (a)	5,606	61,722
Shoals Technologies Group, Inc. Class A (a) (b)	4,709	77,604
		139,326
Oil & Gas — 0.8%
DTE Midstream LLC (a)	4,057	198,874
Oil & Gas Services — 0.7%
ChampionX Corp.	8,532	169,360
Pipelines — 0.5%
Equitrans Midstream Corp.	17,063	108,521
		616,081
Financial — 11.1%
Diversified Financial Services — 1.6%
Rocket Cos., Inc. Class A	4,972	36,594
TPG, Inc.	1,455	34,789
Tradeweb Markets, Inc. Class A	4,512	307,944
		379,327
Insurance — 2.6%
Brighthouse Financial, Inc. (a)	3,141	128,844
Equitable Holdings, Inc.	14,863	387,479

The accompanying notes are an integral part of the financial statements.

MML Special Situations Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ryan Specialty Holdings, Inc. (a)	2,453	$96,133
		612,456
Real Estate — 0.3%
Newmark Group, Inc. Class A	6,439	62,265
Real Estate Investment Trusts (REITS) — 6.6%
Apartment Income REIT Corp.	6,589	274,102
JBG SMITH Properties	4,560	107,798
Orion Office REIT, Inc.	2,375	26,030
VICI Properties, Inc.	39,036	1,162,883
		1,570,813
		2,624,861
Industrial — 13.6%
Building Materials — 5.7%
The AZEK Co., Inc (a)	4,686	78,444
Carrier Global Corp.	35,481	1,265,252
		1,343,696
Electronics — 1.6%
nVent Electric PLC	6,977	218,589
Vontier Corp.	6,753	155,252
		373,841
Engineering & Construction — 0.7%
Arcosa, Inc.	2,027	94,114
frontdoor, Inc. (a)	3,450	83,076
		177,190
Machinery – Diversified — 5.6%
Esab Corp.	1,914	83,737
Otis Worldwide Corp.	17,685	1,249,799
		1,333,536
		3,228,263
Technology — 18.4%
Computers — 0.3%
Kyndryl Holdings, Inc. (a)	7,535	73,692
Semiconductors — 0.4%
Globalfoundries, Inc. (a)	2,231	89,999
Software — 17.7%
AppLovin Corp. (a) (b)	1,507	51,901
C3.ai, Inc. (a) (b)	3,020	55,145
Concentrix Corp.	1,805	244,830
Consensus Cloud Solutions, Inc. (a)	668	29,178
Doximity, Inc. Class A (a) (b)	3,887	135,345
Dropbox, Inc. Class A (a)	11,234	235,802
Playtika Holding Corp. (a)	4,324	57,250
PowerSchool Holdings, Inc., Class A (a) (b)	1,756	21,160
Qualtrics International Inc (a)	4,339	54,281
ROBLOX Corp. Class A (a)	1,816	59,674
SentinelOne Inc. Class A (a)	7,787	181,671

	Number of Shares	Value
Snowflake, Inc. Class A (a)	10,133	$1,409,095
UiPath, Inc. Class A (a)	11,637	211,677
Zoom Video Communications, Inc. Class A (a)	9,532	1,029,170
ZoomInfo Technologies, Inc. (a)	12,690	421,815
		4,197,994
		4,361,685
Utilities — 3.3%
Electric — 3.3%
Constellation Energy Corp.	13,703	784,634

TOTAL COMMON STOCK (Cost $35,574,745)		23,728,519

TOTAL EQUITIES (Cost $35,574,745)		23,728,519

MUTUAL FUNDS — 1.9%
Diversified Financial Services — 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	439,810	439,810

TOTAL MUTUAL FUNDS (Cost $439,810)		439,810

TOTAL LONG-TERM INVESTMENTS (Cost $36,014,555)		24,168,329

TOTAL INVESTMENTS — 101.9% (Cost $36,014,555) (d)		24,168,329

Other Assets/(Liabilities) — (1.9)%		(444,720)

NET ASSETS — 100.0%		$23,723,609

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2022, was $639,947 or 2.70% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $215,679 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments
June 30, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.2%
COMMON STOCK — 94.0%
Bermuda — 0.3%
Credicorp Ltd.	1,407	$168,713
Brazil — 3.6%
Ambev SA	238,312	610,187
Americanas SA	93,270	239,348
Lojas Renner SA	66,336	286,717
Vale SA ADR Sponsored ADR	42,411	620,473
WEG SA	17,184	86,848
		1,843,573
Cayman Islands — 24.3%
Alibaba Group Holding Ltd. (a)	87,300	1,245,309
BeiGene Ltd. ADR (a)	3,830	619,885
Brii Biosciences Ltd. (a)	80,000	86,353
Grab Holdings Ltd. (a)	38,154	96,530
Huazhu Group Ltd.	3,500	13,585
Huazhu Group Ltd. ADR	47,475	1,808,797
JD.com, Inc. ADR	1,168	75,009
Meituan Class B Class B (a) (b)	49,900	1,260,967
NetEase, Inc. ADR	19,865	1,854,596
New Horizon Health Ltd. (a) (b)	22,000	67,602
NU Holdings Ltd/Cayman Islands Class A (a)	49,317	184,446
Pagseguro Digital Ltd. Class A (a)	14,740	150,938
Silergy Corp.	3,000	239,232
Sunny Optical Technology Group Co. Ltd.	17,900	291,275
Tencent Holdings Ltd.	21,009	954,092
Wuxi Biologics Cayman, Inc. (a) (b)	129,000	1,188,290
Zai Lab Ltd. ADR (a)	12,414	430,518
ZTO Express Cayman, Inc.	4,237	114,795
ZTO Express Cayman, Inc. ADR	57,674	1,583,151
		12,265,370
Chile — 0.1%
Banco Santander Chile	1,082,111	43,690
China — 0.1%
MicroTech Medical Hangzhou Co. Ltd. (a) (b)	20,200	25,523
Cyprus — 0.0%
TCS Group Holding PLC (a) (b) (c) (d)	4,183	—
Egypt — 0.3%
Commercial International Bank Egypt SAE	71,757	142,304
France — 5.1%
Kering SA	1,609	835,970
L’Oreal SA	85	29,368

	Number of Shares	Value
Pernod Ricard SA	9,180	$1,700,464
		2,565,802
Hong Kong — 4.1%
AIA Group Ltd.	190,800	2,095,776
India — 19.6%
Housing Development Finance Corp. Ltd.	122,166	3,341,558
Infosys Ltd.	59,094	1,097,906
Kotak Mahindra Bank Ltd.	119,488	2,514,941
Oberoi Realty Ltd. (a)	30,970	286,727
Tata Consultancy Services Ltd.	53,244	2,204,929
Zee Entertainment Enterprises Ltd.	161,369	437,709
		9,883,770
Indonesia — 0.8%
Bank Central Asia Tbk PT	804,200	391,867
Italy — 1.4%
PRADA SpA	125,200	702,533
Luxembourg — 0.3%
InPost SA (a)	28,063	162,976
Mexico — 8.8%
America Movil SAB de CV Sponsored ADR	26,844	548,423
Fomento Economico Mexicano SAB de CV	113,962	769,192
Grupo Mexico SAB de CV Series B	486,596	2,027,977
Wal-Mart de Mexico SAB de CV	325,696	1,120,772
		4,466,364
Netherlands — 0.0%
Yandex N.V. (a) (c) (d)	34,725	—
Philippines — 2.2%
Ayala Land, Inc.	717,800	332,427
SM Investments Corp.	45,105	641,647
SM Prime Holdings, Inc.	179,940	119,599
		1,093,673
Republic of Korea — 6.3%
LG Chem Ltd.	1,902	756,895
NAVER Corp.	2,646	490,908
Samsung Biologics Co. Ltd. (a) (b)	1,741	1,060,021
Samsung Electronics Co. Ltd.	20,131	881,831
		3,189,655
Russia — 0.0%
Novatek PJSC (b) (c) (d)	12,096	—
Polyus PJSC (a) (c) (d)	1,977	—
Polyus PJSC GDR (b) (c) (d)	40	—
Polyus PJSC GDR (b) (c) (d)	1,904	—
Sberbank of Russia PJSC (a) (c) (d)	7,525	—
		—

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
South Africa — 0.9%
FirstRand Ltd.	121,188	$465,667
Switzerland — 1.5%
Cie Financiere Richemont SA Registered	7,046	750,371
Taiwan — 8.6%
MediaTek, Inc.	45,000	980,065
Taiwan Semiconductor Manufacturing Co. Ltd.	210,000	3,344,591
		4,324,656
United Kingdom — 0.5%
Prudential PLC	20,200	245,749
United States — 5.2%
Coupang, Inc. (a)	9,956	126,939
Yum China Holdings, Inc.	51,719	2,508,372
		2,635,311

TOTAL COMMON STOCK (Cost $57,376,308)		47,463,343

PREFERRED STOCK — 1.2%
Brazil — 1.2%
Banco Bradesco SA 3.340%	187,271	615,476

TOTAL PREFERRED STOCK (Cost $677,140)		615,476

TOTAL EQUITIES (Cost $58,053,448)		48,078,819

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA, Expires 11/22/23, Strike 67.00 (a)	22,580	12,299

TOTAL WARRANTS (Cost $0)		12,299

TOTAL LONG-TERM INVESTMENTS (Cost $58,053,448)		48,091,118

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.7%
Repurchase Agreement — 4.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (e)	$2,339,883	$2,339,883

TOTAL SHORT-TERM INVESTMENTS (Cost $2,339,883)		2,339,883

TOTAL INVESTMENTS — 99.9% (Cost $60,393,331) (f)		50,431,001

Other Assets/(Liabilities) — 0.1%		61,639

NET ASSETS — 100.0%		$50,492,640

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2022, the aggregate market value of these securities amounted to $3,602,403 or 7.13% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2022, these securities amounted to a value of $0 or 0.00% of net assets.
(e)

Maturity value of $2,339,898. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $2,386,686.

(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

Sector weightings, as a percentage of net assets, is as follows:

Financial	22.0%
Technology	20.5%
Consumer, Cyclical	16.4%
Consumer, Non-cyclical	14.3%
Communications	10.4%
Basic Materials	6.7%
Industrial	4.9%
Energy	0.0%
Total Long-Term Investments	95.2%
Short-Term Investments and Other Assets and Liabilities	4.8%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

MML U.S. Government Money Market Fund – Portfolio of Investments
June 30, 2022 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.7%
Discount Notes — 86.2%
Federal Farm Credit Bank
SOFR + .040% (0.020)% FRN 7/01/22, 8/22/22 (a)	$2,500,000	$2,500,073
0.112% 7/06/22, 7/06/22 (a)	4,400,000	4,399,933
Federal Home Loan Bank
SOFR + .010% (0.005)% FRN 7/01/22, 7/26/22 (a)	14,000,000	14,000,049
SOFR + .005% 0.000% FRN 7/01/22, 7/25/22 (a)	7,000,000	7,000,000
SOFR + .010% 0.000% FRN 7/01/22, 8/02/22 (a)	9,000,000	9,000,000
SOFR + .010% 0.000% FRN 7/01/22, 9/06/22 (a)	8,000,000	8,000,000
SOFR + .010% 0.000% FRN 7/01/22, 9/08/22 (a)	10,000,000	10,000,000
SOFR + .005% 0.000% FRN 7/01/22, 9/16/22 (a)	12,000,000	12,000,000
SOFR + .005% 0.000% FRN 7/01/22, 10/21/22 (a)	14,175,000	14,175,000
0.811% 7/06/22, 7/06/22 (a)	10,000,000	9,998,889
1.253% 7/15/22, 7/15/22 (a)	1,300,000	1,299,376
1.268% 7/12/22, 7/12/22 (a)	10,000,000	9,996,180
1.318% 7/05/22, 7/05/22 (a)	1,500,000	1,499,783
1.320% 7/29/22, 7/29/22 (a)	3,100,000	3,096,866
1.370% 7/20/22, 7/20/22 (a)	5,500,000	5,496,081
1.370% 7/27/22, 7/27/22 (a)	4,000,000	3,996,100
1.381% 7/27/22, 7/27/22 (a)	4,000,000	3,996,071
1.421% 7/29/22, 7/29/22 (a)	1,018,000	1,016,891
1.421% 8/03/22, 8/03/22 (a)	18,000,000	17,976,900
1.441% 7/20/22, 7/20/22 (a)	3,000,000	2,997,752
1.522% 7/12/22, 7/12/22 (a)	15,000,000	14,993,125
		157,439,069
Repurchase Agreement — 11.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/22, 0.240%, due 7/01/22 (b)	1,589,782	1,589,782
HSBC Securities (USA) Inc., Tri-Party Repurchase Agreement, dated 6/30/22, 1.470%, due 7/01/22 (c)	20,000,000	20,000,000
		21,589,782

	Principal Amount	Value
U.S. Treasury Bill — 2.7%
U.S. Treasury Bill
0.116% 10/06/22 (d)	$3,000,000	$2,999,076
0.117% 8/11/22 (d)	2,000,000	1,999,738
		4,998,814

TOTAL SHORT-TERM INVESTMENTS (Cost $184,027,665)		184,027,665

TOTAL INVESTMENTS — 100.7% (Cost $184,027,665) (e)		184,027,665

Other Assets/(Liabilities) — (0.7)%		(1,275,164)

NET ASSETS — 100.0%		$182,752,501

Abbreviation Legend

FRN	Floating Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	The stated maturity dates reflect reset date and final maturity date, respectively.
(b)

Maturity value of $1,589,793. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $1,621,624.

(c)

Maturity value of $20,000,817. Collateralized by U.S. Government Agency obligations with rates ranging from 0.000% - 2.000%, maturity dates ranging from 8/15/25- 2/15/49, and an aggregate market value, including accrued interest, of $20,400,010.

(d)	The rate shown represents yield-to-maturity.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements
Statements of Assets and Liabilities June 30, 2022 (Unaudited)

	MML Blend Fund	MML Dynamic Bond Fund
Assets:
Investments, at value (Note 2) (a)	$670,216,504	$258,332,661
Repurchase agreements, at value (Note 2) (b)	348,906	6,898,602
Other short-term investments, at value (Note 2) (c)	—	998,587
Total investments (d)	670,565,410	266,229,850
Cash	—	12,489
Foreign currency, at value (e)	—	806,099
Receivables from:
Investments sold
Regular delivery	12,877,918	1,726,745
Delayed delivery	—	11,904,919
Open forward contracts (Note 2)	—	9,718
Fund shares sold	491,632	39,460
Collateral pledged for open futures contracts (Note 2)	—	2,396,376
Collateral pledged for open swap agreements (Note 2)	—	3,514,000
Investment adviser (Note 3)	—	57
Variation margin on open derivative instruments (Note 2)	—	851,175
Interest and dividends	35,044	1,905,885
Foreign taxes withheld	—	—
Total assets	683,970,004	289,396,773
Liabilities:
Payables for:
Investments purchased
Regular delivery	12,629,563	3,773,873
Delayed delivery	—	25,017,659
Written options outstanding, at value (Note 2) (f)	—	272,789
Open forward contracts (Note 2)	—	621,003
Fund shares repurchased	290,388	75,510
Premium on purchased options	—	50,111
Collateral held for securities on loan (Note 2) (g)	—	2,730,700
Open swap agreements, at value (Note 2)	—	—
Trustees’ fees and expenses (Note 3)	178,094	35,425
Variation margin on open derivative instruments (Note 2)	—	—
Affiliates (Note 3):
Administration fees	—	31,957
Investment advisory fees	234,223	85,219
Service fees	120,760	7,732
Distribution fees	—	—
Accrued expense and other liabilities	141,671	127,429
Total liabilities	13,594,699	32,829,407
Net assets	$670,375,305	$256,567,366
Net assets consist of:
Paid-in capital	$675,970,659	$284,839,165
Accumulated Gain (Loss)	(5,595,354)	(28,271,799)
Net assets	$670,375,305	$256,567,366

(a)	Cost of investments:	$700,865,359	$279,876,846
(b)	Cost of repurchase agreements:	$348,906	$6,898,602
(c)	Cost of other short-term investments:	$—	$1,002,564
(d)	Securities on loan with market value of:	$125,928	$4,646,615
(e)	Cost of foreign currency:	$—	$817,014
(f)	Premiums on written options:	$—	$345,595
(g)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

MML Equity Fund	MML Equity Momentum Fund	MML Equity Rotation Fund	MML High Yield Fund	MML Inflation- Protected and Income Fund	MML iShares® 60/40 Allocation Fund

$776,535,245	$39,244,546	$43,043,075	$61,088,025	$220,092,589	$25,574,340
5,361,600	—	—	2,527,063	3,459,497	—
7,529,907	—	—	1,996,838	13,990,720	—
789,426,752	39,244,546	43,043,075	65,611,926	237,542,806	25,574,340
28,897	95,763	52,105	360,264	1,092,466	45,649
17,023	—	—	—	—	—

39,027,921	—	—	34,864	6,170,469	757,289
—	—	—	14,938	—	—
—	—	—	—	—	—
4,512	—	—	20,299	143,868	—
—	—	—	—	—	—
—	—	—	—	14,040,000	—
—	289	—	2,157	5,448	5,627
—	—	—	—	—	—
1,099,105	38,210	54,645	1,158,284	332,719	178
22,307	7,549	—	152,175	—	—
829,626,517	39,386,357	43,149,825	67,354,907	259,327,776	26,383,083

41,240,476	66,830	—	506,523	4,907,728	742,834
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
759,526	42	50	54,241	5,641,555	122
—	—	—	—	—	—
742,920	—	332,313	4,492,445	—	289,800
—	—	—	—	13,202,025	—
219,668	2,665	2,827	18,725	75,604	2,197
—	—	—	—	81,600	—

—	5,011	5,481	8,017	—	3,147
269,882	20,044	16,443	32,069	115,148	6,294
59,072	1,079	1,424	28,980	30,727	—
—	—	—	—	—	1,739
173,116	32,672	51,129	69,181	83,873	26,937
43,464,660	128,343	409,667	5,210,181	24,138,260	1,073,070
$786,161,857	$39,258,014	$42,740,158	$62,144,726	$235,189,516	$25,310,013

$542,871,556	$46,187,721	$43,917,242	$76,165,969	$235,087,964	$28,695,112
243,290,301	(6,929,707)	(1,177,084)	(14,021,243)	101,552	(3,385,099)
$786,161,857	$39,258,014	$42,740,158	$62,144,726	$235,189,516	$25,310,013

$689,489,148	$44,541,246	$46,947,747	$70,698,429	$230,525,381	$29,065,869
$5,361,600	$—	$—	$2,527,063	$3,459,497	$—
$7,529,907	$—	$—	$1,996,625	$13,991,030	$—
$727,666	$—	$413,639	$5,248,035	$—	$283,080
$17,160	$—	$—	$—	$—	$—
$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Statements of Assets and Liabilities June 30, 2022 (Unaudited)

	MML Blend Fund	MML Dynamic Bond Fund
Initial Class shares:
Net assets	$488,692,519	$—
Shares outstanding (a)	28,226,810	—
Net asset value, offering price and redemption price per share	$17.31	$—
Class II shares:
Net assets	$—	$244,474,622
Shares outstanding (a)	—	27,250,857
Net asset value, offering price and redemption price per share	$—	$8.97
Service Class shares:
Net assets	$181,682,786	$—
Shares outstanding (a)	10,588,796	—
Net asset value, offering price and redemption price per share	$17.16	$—
Service Class I shares:
Net assets	$—	$12,092,744
Shares outstanding (a)	—	1,356,520
Net asset value, offering price and redemption price per share	$—	$8.91

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Equity Fund	MML Equity Momentum Fund	MML Equity Rotation Fund	MML High Yield Fund	MML Inflation- Protected and Income Fund	MML iShares® 60/40 Allocation Fund

$699,073,047	$—	$—	$—	$187,773,366	$—
24,633,820	—	—	—	18,713,962	—
$28.38	$—	$—	$—	$10.03	$—

$—	$37,730,968	$40,724,211	$19,530,075	$—	$21,809,949
—	4,022,598	3,603,676	2,268,768	—	2,490,000
$—	$9.38	$11.30	$8.61	$—	$8.76

$87,088,810	$—	$—	$—	$47,416,150	$—
3,128,328	—	—	—	4,772,660	—
$27.84	$—	$—	$—	$9.93	$—

$—	$1,527,046	$2,015,947	$42,614,651	$—	$3,500,064
—	165,079	179,773	5,003,681	—	400,097
$—	$9.25	$11.21	$8.52	$—	$8.75

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Statements of Assets and Liabilities June 30, 2022 (Unaudited)

	MML iShares® 80/20 Allocation Fund	MML Managed Bond Fund
Assets:
Investments, at value (Note 2) (a)	$32,280,936	$822,153,973
Repurchase agreements, at value (Note 2) (b)	—	3,269,231
Other short-term investments, at value (Note 2) (c)	—	129,921,329
Total investments (d)	32,280,936	955,344,533
Cash	63,041	884,559
Foreign currency, at value (e)	—	—
Receivables from:
Investments sold
Regular delivery	663,376	1,199,771
Fund shares sold	7,834	3,116
Collateral pledged for open futures contracts (Note 2)	—	—
Collateral pledged for open swap agreements (Note 2)	—	—
Investment adviser (Note 3)	5,653	—
Variation margin on open derivative instruments (Note 2)	—	791,324
Interest and dividends	375	5,209,062
Foreign taxes withheld	—	—
Total assets	33,021,215	963,432,365
Liabilities:
Payables for:
Investments purchased
Regular delivery	653,878	—
Delayed delivery	—	130,437,579
Fund shares repurchased	—	7,257,629
Collateral held for securities on loan (Note 2) (f)	—	1,005,040
Trustees’ fees and expenses (Note 3)	2,198	216,962
Affiliates (Note 3):
Administration fees	4,009	—
Investment advisory fees	8,018	277,719
Service fees	—	137,848
Distribution fees	5,480	—
Accrued expense and other liabilities	26,921	168,986
Total liabilities	700,504	139,501,763
Net assets	$32,320,711	$823,930,602
Net assets consist of:
Paid-in capital	$37,048,585	$900,128,097
Accumulated Gain (Loss)	(4,727,874)	(76,197,495)
Net assets	$32,320,711	$823,930,602

(a)	Cost of investments:	$37,142,011	$906,165,676
(b)	Cost of repurchase agreements:	$—	$3,269,231
(c)	Cost of other short-term investments:	$—	$129,922,848
(d)	Securities on loan with market value of:	$—	$2,905,872
(e)	Cost of foreign currency:	$—	$—
(f)	Non-cash collateral is not included.

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund	MML Small Cap Equity Fund	MML Special Situations Fund	MML Strategic Emerging Markets Fund	MML U.S. Government Money Market Fund

$139,225,807	$113,573,174	$24,168,329	$48,091,118	$—
3,339,929	1,718,184	—	2,339,883	21,589,782
2,997,874	—	—	—	162,437,883
145,563,610	115,291,358	24,168,329	50,431,001	184,027,665
165,620	—	34,810	—	3,996,002
—	—	—	126,881	—

—	381,978	—	96,041	—
301	50,570	—	8,843	363,071
607,000	—	—	—	—
1,950,000	—	—	—	—
—	—	—	9,841	—
130,460	—	—	—	—
846,506	59,067	23,785	150,335	94,210
—	—	—	20,310	—
149,263,497	115,782,973	24,226,924	50,843,252	188,480,948

—	—	—	53,898	3,995,950
420,000	—	—	—	—
46,071	42,483	17	31,062	1,567,474
1,616,510	2,786,605	439,810	—	—
32,042	28,313	2,366	13,624	45,442

18,310	—	3,111	6,405	—
42,724	61,652	12,447	44,838	71,530
21,087	15,750	531	8,076	—
—	—	—	—	—
57,838	47,766	45,033	192,709	48,051
2,254,582	2,982,569	503,315	350,612	5,728,447
$147,008,915	$112,800,404	$23,723,609	$50,492,640	$182,752,501

$165,784,509	$74,144,102	$35,259,539	$44,573,157	$182,795,406
(18,775,594)	38,656,302	(11,535,930)	5,919,483	(42,905)
$147,008,915	$112,800,404	$23,723,609	$50,492,640	$182,752,501

$150,582,377	$88,217,834	$36,014,555	$58,053,448	$—
$3,339,929	$1,718,184	$—	$2,339,883	$21,589,782
$2,997,969	$—	$—	$—	$162,437,883
$1,584,846	$6,404,428	$639,947	$—	$—
$—	$—	$—	$129,137	$—

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Statements of Assets and Liabilities June 30, 2022 (Unaudited)

	MML iShares® 80/20 Allocation Fund	MML Managed Bond Fund
Initial Class shares:
Net assets	$—	$615,458,641
Shares outstanding (a)	—	53,716,115
Net asset value, offering price and redemption price per share	$—	$11.46
Class II shares:
Net assets	$21,293,102	$—
Shares outstanding (a)	2,490,000	—
Net asset value, offering price and redemption price per share	$8.55	$—
Service Class shares:
Net assets	$—	$208,471,961
Shares outstanding (a)	—	18,309,357
Net asset value, offering price and redemption price per share	$—	$11.39
Service Class I shares:
Net assets	$11,027,609	$—
Shares outstanding (a)	1,290,891	—
Net asset value, offering price and redemption price per share	$8.54	$—

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund	MML Small Cap Equity Fund	MML Special Situations Fund	MML Strategic Emerging Markets Fund	MML U.S. Government Money Market Fund

$—	$89,702,286	$—	$—	$182,752,501
—	8,817,786	—	—	182,752,641
$—	$10.17	$—	$—	$1.00

$114,380,318	$—	$23,002,150	$38,217,661	$—
12,799,311	—	3,076,268	4,962,273	—
$8.94	$—	$7.48	$7.70	$—

$—	$23,098,118	$—	$—	$—
—	2,328,615	—	—	—
$—	$9.92	$—	$—	$—

$32,628,597	$—	$721,459	$12,274,979	$—
3,669,686	—	97,417	1,599,963	—
$8.89	$—	$7.41	$7.67	$—

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Statements of Operations For the Six Months Ended June 30, 2022 (Unaudited)

	MML Blend Fund	MML Dynamic Bond Fund
Investment income (Note 2):
Dividends (a)	$5,692,779	$—
Interest (b)	59	5,144,367
Securities lending net income	246,564	8,158
Total investment income	5,939,402	5,152,525
Expenses (Note 3):
Investment advisory fees	1,527,601	558,818
Custody fees	21,011	37,112
Audit fees	22,219	22,650
Legal fees	28,687	42,097
Proxy fees	406	406
Shareholder reporting fees	25,787	20,330
Trustees’ fees	27,381	10,540
	1,653,092	691,953
Administration fees:
Class II	—	200,028
Service Class I	—	9,529
Distribution and Service fees:
Service Class	247,772	—
Service Class I	—	15,881
Total expenses	1,900,864	917,391
Expenses waived (Note 3):
Initial Class fees reimbursed by adviser	—	—
Class II fees reimbursed by adviser	—	(24,845)
Service Class fees reimbursed by adviser	—	—
Service Class I fees reimbursed by adviser	—	(1,217)
Class II advisory fees waived	—	(71,628)
Service Class I advisory fees waived	—	(3,389)
Net expenses:	1,900,864	816,312
Net investment income (loss)	4,038,538	4,336,213
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(556,744)	(17,719,273)
Futures contracts	—	(872,370)
Written options	—	131,516
Swap agreements	—	125,193
Foreign currency transactions	—	17,206
Net realized gain (loss)	(556,744)	(18,317,728)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(143,101,014)	(17,441,572)
Futures contracts	—	122,737
Written options	—	72,806
Swap agreements	—	(437,458)
Translation of assets and liabilities in foreign currencies	—	(18,935)
Forward contracts	—	(611,285)
Net change in unrealized appreciation (depreciation)	(143,101,014)	(18,313,707)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(143,657,758)	(36,631,435)
Net increase (decrease) in net assets resulting from operations	$(139,619,220)	$(32,295,222)

(a)	Net of foreign withholding tax of:	$—	$—
(b)	Net of foreign withholding tax of:	$—	$9,435
+	Commenced Operations on February 11, 2022.

The accompanying notes are an integral part of the financial statements.

MML Equity Fund	MML Equity Momentum Fund	MML Equity Rotation Fund	MML High Yield Fund	MML Inflation- Protected and Income Fund	MML iShares® 60/40 Allocation Fund+

$9,988,833	$346,940	$402,883	$23,370	$—	$217,190
16,636	7	7	2,148,050	4,131,959	7
5,066	—	1,591	11,936	759	1,139
10,010,535	346,947	404,481	2,183,356	4,132,718	218,336

1,743,330	131,376	106,323	212,161	754,059	29,239
45,130	9,119	13,435	32,224	19,193	9,589
21,339	19,939	19,943	22,221	22,936	13,577
25,733	1,081	1,178	2,252	8,695	2,493
406	406	406	406	406	461
26,855	11,646	6,372	11,095	16,611	3,623
30,170	1,504	1,621	2,962	10,747	2,953
1,892,963	175,071	149,278	283,321	832,647	61,935

—	31,461	33,668	16,652	—	13,483
—	1,383	1,772	36,388	—	1,136

122,137	—	—	—	62,906	—
—	2,305	2,954	60,646	—	1,894
2,015,100	210,220	187,672	397,007	895,553	78,448

—	—	—	—	(29,998)	—
—	(278)	—	—	—	(29,641)
—	—	—	—	(7,088)	—
—	(11)	—	—	—	(2,201)
—	(52,436)	(11,223)	(5,202)	—	—
—	(2,304)	(590)	(11,374)	—	—
2,015,100	155,191	175,859	380,431	858,467	46,606
7,995,435	191,756	228,622	1,802,925	3,274,251	171,730

51,900,955	(1,824,055)	(2,809,100)	(499,282)	(1,932,241)	(65,300)
—	—	—	—	(325,648)	—
—	—	—	—	—	—
—	—	—	—	493,783	—
3,351	—	—	209	—	—
51,904,306	(1,824,055)	(2,809,100)	(499,073)	(1,764,106)	(65,300)

(164,055,810)	(7,713,827)	(7,007,943)	(11,857,407)	(11,760,674)	(3,491,529)
—	—	—	—	(267,866)	—
—	—	—	—	—	—
—	—	—	—	(16,596,158)	—
(1,176)	(681)	—	(2,774)	—	—
—	—	—	—	—	—
(164,056,986)	(7,714,508)	(7,007,943)	(11,860,181)	(28,624,698)	(3,491,529)
(112,152,680)	(9,538,563)	(9,817,043)	(12,359,254)	(30,388,804)	(3,556,829)
$(104,157,245)	$(9,346,807)	$(9,588,421)	$(10,556,329)	$(27,114,553)	$(3,385,099)

$29,708	$563	$394	$4,124	$—	$—
$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Statements of Operations For the Six Months Ended June 30, 2022 (Unaudited)

	MML iShares® 80/20 Allocation Fund+	MML Managed Bond Fund
Investment income (Note 2):
Dividends (a)	$278,818	$—
Interest	19	13,081,112
Securities lending net income	1,421	6,878
Non cash income	—	—
Total investment income	280,258	13,087,990
Expenses (Note 3):
Investment advisory fees	33,841	1,814,542
Custody fees	9,589	38,402
Audit fees	13,577	22,795
Legal fees	2,493	26,650
Proxy fees	461	406
Shareholder reporting fees	3,625	37,152
Trustees’ fees	2,953	34,153
	66,539	1,974,100
Administration fees:
Class II	13,372	—
Service Class I	3,549	—
Distribution and Service fees:
Service Class	—	289,518
Service Class I	5,915	—
Total expenses	89,375	2,263,618
Expenses waived (Note 3):
Initial Class fees reimbursed by adviser	—	—
Class II fees reimbursed by adviser	(26,387)	—
Service Class I fees reimbursed by adviser	(5,615)	—
Class II advisory fees waived	—	—
Service Class I advisory fees waived	—	—
Net expenses:	57,373	2,263,618
Net investment income (loss)	222,885	10,824,372
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(89,684)	(18,800,842)
Futures contracts	—	(10,768,643)
Swap agreements	—	—
Foreign currency transactions	—	—
Net realized gain (loss)	(89,684)	(29,569,485)
Net change in unrealized appreciation (depreciation) on:
Investment transactions	(4,861,075)	(98,555,467)
Futures contracts	—	(1,755,616)
Swap agreements	—	—
Translation of assets and liabilities in foreign currencies	—	—
Net change in unrealized appreciation (depreciation)	(4,861,075)	(100,311,083)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	(4,950,759)	(129,880,568)
Net increase (decrease) in net assets resulting from operations	$(4,727,874)	$(119,056,196)

(a)	Net of foreign withholding tax of:	$—	$—
*	Net of net increase (decrease) in accrued foreign capital gains tax of:	$—	$—
+	Commenced Operations on February 11, 2022.

The accompanying notes are an integral part of the financial statements.

MML Short-Duration Bond Fund	MML Small Cap Equity Fund	MML Special Situations Fund	MML Strategic Emerging Markets Fund	MML U.S. Government Money Market Fund

$—	$730,995	$158,108	$502,619	$—
2,058,235	284	4	173	324,009
914	3,154	1,949	5,050	—
—	—	—	61,822	—
2,059,149	734,433	160,061	569,664	324,009

274,823	411,052	88,487	301,418	429,260
14,902	9,543	11,614	84,463	12,823
22,366	21,087	19,931	37,953	17,405
4,871	3,562	996	2,536	4,628
406	406	406	406	406
16,265	11,498	10,012	7,728	5,008
6,088	4,821	1,291	3,157	6,299
339,721	461,969	132,737	437,661	475,829

91,594	—	21,408	32,597	—
26,187	—	714	10,462	—

—	33,092	—	—	—
43,645	—	1,189	17,437	—
501,147	495,061	156,048	498,157	475,829

—	—	—	—	(242,898)
—	—	—	(61,801)	—
—	—	—	(19,899)	—
—	—	(7,136)	(8,691)	—
—	—	(238)	(2,791)	—
501,147	495,061	148,674	404,975	232,931
1,558,002	239,372	11,387	164,689	91,078

(2,278,652)	(2,677,909)	(341,079)	(1,743,201)	46
3,143,577	—	—	—	—
(481,464)	—	—	—	—
—	194	—	(27,295)	—
383,461	(2,677,715)	(341,079)	(1,770,496)	46

(11,083,538)	(26,865,304)	(12,908,448)	(16,678,137)*	—
365,635	—	—	—	—
(4,514,291)	—	—	—	—
—	—	—	(3,461)	—
(15,232,194)	(26,865,304)	(12,908,448)	(16,681,598)	—
(14,848,733)	(29,543,019)	(13,249,527)	(18,452,094)	46
$(13,290,731)	$(29,303,647)	$(13,238,140)	$(18,287,405)	$91,124

$—	$1,950	$—	$70,513	$—
$—	$—	$—	$241,645	$—

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Statements of Changes in Net Assets

	MML Blend Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$4,038,538	$9,096,103
Net realized gain (loss)	(556,744)	12,652,777
Net change in unrealized appreciation (depreciation)	(143,101,014)	91,439,930
Net increase (decrease) in net assets resulting from operations	(139,619,220)	113,188,810
Distributions to shareholders (Note 2):
Initial Class	—	(168,011,356)
Class II	—	—
Service Class	—	(57,432,992)
Service Class I	—	—
Total distributions	—	(225,444,348)
Net fund share transactions (Note 5):
Initial Class	(29,931,065)	111,716,812
Class II	—	—
Service Class	1,816,231	61,053,567
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	(28,114,834)	172,770,379
Total increase (decrease) in net assets	(167,734,054)	60,514,841
Net assets
Beginning of period	838,109,359	777,594,518
End of period	$670,375,305	$838,109,359

The accompanying notes are an integral part of the financial statements.

MML Dynamic Bond Fund		MML Equity Fund		MML Equity Momentum Fund
Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021

$4,336,213	$8,982,423	$7,995,435	$13,558,285	$191,756	$23,106
(18,317,728)	1,270,296	51,904,306	127,543,393	(1,824,055)	8,141,296
(18,313,707)	(10,551,016)	(164,056,986)	87,110,296	(7,714,508)	651,193
(32,295,222)	(298,297)	(104,157,245)	228,211,974	(9,346,807)	8,815,595

—	—	—	(13,032,797)	—	—
—	(11,157,560)	—	—	—	(13,821,144)
—	—	—	(1,534,583)	—	—
—	(462,823)	—	—	—	(674,625)
—	(11,620,383)	—	(14,567,380)	—	(14,495,769)

—	—	(29,482,332)	(53,863,556)	—	—
(19,361,292)	(9,438,529)	—	—	—	13,821,144
—	—	(6,163,500)	(14,625,427)	—	—
5,355	1,604,280	—	—	(243,286)	368,454
(19,355,937)	(7,834,249)	(35,645,832)	(68,488,983)	(243,286)	14,189,598
(51,651,159)	(19,752,929)	(139,803,077)	145,155,611	(9,590,093)	8,509,424

308,218,525	327,971,454	925,964,934	780,809,323	48,848,107	40,338,683
$256,567,366	$308,218,525	$786,161,857	$925,964,934	$39,258,014	$48,848,107

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Statements of Changes in Net Assets

	MML Equity Rotation Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$228,622	$279,575
Net realized gain (loss)	(2,809,100)	10,530,385
Net change in unrealized appreciation (depreciation)	(7,007,943)	805,638
Net increase (decrease) in net assets resulting from operations	(9,588,421)	11,615,598
Distributions to shareholders (Note 2):
Initial Class	—	—
Class II	—	(13,847,437)
Service Class	—	—
Service Class I	—	(776,065)
Total distributions	—	(14,623,502)
Net fund share transactions (Note 5):
Initial Class	—	—
Class II	—	13,847,437
Service Class	—	—
Service Class I	(229,973)	675,688
Increase (decrease) in net assets from fund share transactions	(229,973)	14,523,125
Total increase (decrease) in net assets	(9,818,394)	11,515,221
Net assets
Beginning of period	52,558,552	41,043,331
End of period	$42,740,158	$52,558,552

(a)	Commenced Operations on February 11, 2022.

The accompanying notes are an integral part of the financial statements.

MML High Yield Fund		MML Inflation- Protected and Income Fund		MML iShares® 60/40 Allocation Fund
Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Period Ended June 30, 2022 (Unaudited)+

$1,802,925	$4,839,748	$3,274,251	$4,712,255	$171,730
(499,073)	1,939,226	(1,764,106)	18,253,988	(65,300)
(11,860,181)	178,836	(28,624,698)	(2,798,047)	(3,491,529)
(10,556,329)	6,957,810	(27,114,553)	20,168,196	(3,385,099)

—	—	—	(21,774,428)	—
—	(2,520,599)	—	—	—
—	—	—	(4,083,457)	—
—	(4,268,950)	—	—	—
—	(6,789,549)	—	(25,857,885)	—

—	—	(31,225,033)	(42,642,110)	—
(1,658,670)	(27,011,141)	—	—	24,900,000
—	—	(310,950)	7,965,013	—
(2,771,721)	6,442,610	—	—	3,795,112
(4,430,391)	(20,568,531)	(31,535,983)	(34,677,097)	28,695,112
(14,986,720)	(20,400,270)	(58,650,536)	(40,366,786)	25,310,013

77,131,446	97,531,716	293,840,052	334,206,838	—
$62,144,726	$77,131,446	$235,189,516	$293,840,052	$25,310,013

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Statements of Changes in Net Assets

MML iShares® 80/20 Allocation Fund
Period Ended June 30, 2022 (Unaudited)+
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$222,885
Net realized gain (loss)	(89,684)
Net change in unrealized appreciation (depreciation)	(4,861,075)
Net increase (decrease) in net assets resulting from operations	(4,727,874)
Distributions to shareholders (Note 2):
Initial Class	—
Class II	—
Service Class	—
Service Class I	—
Total distributions	—
Net fund share transactions (Note 5):
Initial Class	—
Class II	24,900,000
Service Class	—
Service Class I	12,148,585
Increase (decrease) in net assets from fund share transactions	37,048,585
Total increase (decrease) in net assets	32,320,711
Net assets
Beginning of period	—
End of period	$32,320,711

+	Commenced Operations on February 11, 2022.

The accompanying notes are an integral part of the financial statements.

MML Managed Bond Fund		MML Short- Duration Bond Fund		MML Small Cap Equity Fund
Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021

$10,824,372	$21,745,244	$1,558,002	$3,632,819	$239,372	$212,930
(29,569,485)	6,090,693	383,461	2,025,520	(2,677,715)	15,036,246
(100,311,083)	(20,636,492)	(15,232,194)	(2,044,541)	(26,865,304)	13,434,356
(119,056,196)	7,199,445	(13,290,731)	3,613,798	(29,303,647)	28,683,532

—	(39,056,618)	—	—	—	(7,333,753)
—	—	—	(4,585,706)	—	—
—	(12,723,319)	—	—	—	(1,860,664)
—	—	—	(1,189,399)	—	—
—	(51,779,937)	—	(5,775,105)	—	(9,194,417)

(58,740,781)	39,909,283	—	—	(3,659,561)	(3,355,882)
—	—	(8,561,883)	(7,544,769)	—	—
(19,922,347)	(1,824,724)	—	—	(1,124,275)	1,166,351
—	—	(1,881,940)	(10,020,442)	—	—
(78,663,128)	38,084,559	(10,443,823)	(17,565,211)	(4,783,836)	(2,189,531)
(197,719,324)	(6,495,933)	(23,734,554)	(19,726,518)	(34,087,483)	17,299,584

1,021,649,926	1,028,145,859	170,743,469	190,469,987	146,887,887	129,588,303
$823,930,602	$1,021,649,926	$147,008,915	$170,743,469	$112,800,404	$146,887,887

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Statements of Changes in Net Assets

	MML Special Situations Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$11,387	$(31,551)
Net realized gain (loss)	(341,079)	4,118,662
Net change in unrealized appreciation (depreciation)	(12,908,448)	(3,496,131)
Net increase (decrease) in net assets resulting from operations	(13,238,140)	590,980
Distributions to shareholders (Note 2):
Initial Class	—	—
Class II	—	(9,217,164)
Service Class I	—	(300,333)
Total distributions	—	(9,517,497)
Net fund share transactions (Note 5):
Initial Class	—	—
Class II	—	9,217,164
Service Class I	(109,610)	424,050
Increase (decrease) in net assets from fund share transactions	(109,610)	9,641,214
Total increase (decrease) in net assets	(13,347,750)	714,697
Net assets
Beginning of period	37,071,359	36,356,662
End of period	$23,723,609	$37,071,359

The accompanying notes are an integral part of the financial statements.

MML Strategic Emerging Markets Fund		MML U.S. Government Money Market Fund
Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021

$164,689	$(34,267)	$91,078	$55
(1,770,496)	18,212,958	46	640
(16,681,598)	(23,899,847)	—	—
(18,287,405)	(5,721,156)	91,124	695

—	—	(91,025)	—
—	(13,347,045)	—	—
—	(3,530,767)	—	—
—	(16,877,812)	(91,025)	—

—	—	7,761,469	(48,397,785)
216,487	(27,396,668)	—	—
201,732	3,975,698	—	—
418,219	(23,420,970)	7,761,469	(48,397,785)
(17,869,186)	(46,019,938)	7,761,568	(48,397,090)

68,361,826	114,381,764	174,990,933	223,388,023
$50,492,640	$68,361,826	$182,752,501	$174,990,933

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Blend Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets[w]	Net investment income (loss) to average daily net assets
Initial Class
6/30/22[r]	$ 20.84	$ 0.11	$ (3.64)	$ (3.53)	$ —	$ —	$ —	$ 17.31	(16.91%)[b]	$ 488,693	0.44%[a]	1.15%[a]
12/31/21	24.79	0.28	3.21	3.49	(0.57)	(6.87)	(7.44)	20.84	15.02%	620,820	0.44%	1.19%
12/31/20	22.93	0.51	2.37	2.88	—	(1.02)	(1.02)	24.79	12.87%	591,889	0.45%	2.26%
12/31/19	20.35	0.49	3.71	4.20	(0.53)	(1.09)	(1.62)	22.93	21.38%	574,827	0.45%	2.24%
12/31/18	23.33	0.47	(1.39)	(0.92)	(0.48)	(1.58)	(2.06)	20.35	(4.34%)	527,007	0.45%	2.12%
12/31/17	21.54	0.42	2.74	3.16	(0.47)	(0.90)	(1.37)	23.33	15.25%	607,368	0.45%	1.91%
Service Class
6/30/22[r]	$ 20.68	$ 0.08	$ (3.60)	$ (3.52)	$ —	$ —	$ —	$ 17.16	(17.02%)[b]	$ 181,683	0.69%[a]	0.91%[a]
12/31/21	24.66	0.22	3.19	3.41	(0.52)	(6.87)	(7.39)	20.68	14.74%	217,290	0.69%	0.95%
12/31/20	22.87	0.46	2.35	2.81	—	(1.02)	(1.02)	24.66	12.57%	185,705	0.70%	2.01%
12/31/19	20.29	0.43	3.71	4.14	(0.47)	(1.09)	(1.56)	22.87	21.08%	161,870	0.70%	1.99%
12/31/18	23.27	0.42	(1.40)	(0.98)	(0.42)	(1.58)	(2.00)	20.29	(4.58%)	118,604	0.70%	1.89%
12/31/17	21.50	0.37	2.72	3.09	(0.42)	(0.90)	(1.32)	23.27	14.97%	88,119	0.70%	1.66%

	Six months ended June 30, 2022[b,r]	Year ended December 31
		2021	2020	2019	2018	2017
Portfolio turnover rate[x]	3%	8%	231%	132%	86%	134%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
w

Effective November 18, 2020, the expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.

x	Effective November 18, 2020, the amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Dynamic Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/22[r]	$ 10.06	$ 0.15	$ (1.24)	$ (1.09)	$ —	$ —	$ —	$ 8.97	(10.83%)[b]	$ 244,475	0.65%[a]	0.57%[a]	3.11%[a]
12/31/21	10.44	0.29	(0.29)	(0.00)[d]	(0.38)	—	(0.38)	10.06	(0.01%)	294,648	0.60%	0.57%	2.86%
12/31/20	10.08	0.29	0.10	0.39	(0.03)	—	(0.03)	10.44	3.91%	315,514	0.62%	N/A	2.88%
12/31/19	9.61	0.35	0.48	0.83	(0.36)	—	(0.36)	10.08	8.73%	388,029	0.60%	0.60%[l]	3.55%
12/31/18	9.95	0.34	(0.35)	(0.01)	(0.33)	—	(0.33)	9.61	(0.10%)	420,344	0.59%	0.59%[l]	3.52%
12/31/17	9.89	0.30	0.14	0.44	(0.34)	(0.04)	(0.38)	9.95	4.45%	447,146	0.59%	0.59%[l]	3.00%
Service Class I
6/30/22[r]	$ 10.01	$ 0.13	$ (1.23)	$ (1.10)	$ —	$ —	$ —	$ 8.91	(10.99%)[b]	$ 12,093	0.90%[a]	0.82%[a]	2.87%[a]
12/31/21	10.39	0.27	(0.29)	(0.02)	(0.36)	—	(0.36)	10.01	(0.18%)	13,571	0.85%	0.82%	2.61%
12/31/20	10.07	0.27	0.08	0.35	(0.03)	—	(0.03)	10.39	3.51%	12,458	0.87%	N/A	2.62%
12/31/19	9.59	0.33	0.48	0.81	(0.33)	—	(0.33)	10.07	8.53%	10,142	0.85%	0.85%[l]	3.28%
12/31/18	9.93	0.32	(0.35)	(0.03)	(0.31)	—	(0.31)	9.59	(0.33%)	6,272	0.84%	0.84%[l]	3.30%
12/31/17	9.88	0.28	0.12	0.40	(0.31)	(0.04)	(0.35)	9.93	4.11%	4,412	0.84%	0.84%[l]	2.77%

	Six months ended June 30, 2022[b,r]	Year ended December 31
		2021	2020	2019	2018	2017
Portfolio turnover rate	125%	193%	159%	54%	68%	100%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Initial Class
6/30/22[r]	$ 32.09	$ 0.29	$ (4.00)	$ (3.71)	$ —	$ —	$ —	$ 28.38	(11.56%)[b]	$ 699,073	0.44%[a]	1.87%[a]
12/31/21	25.04	0.46	7.09	7.55	(0.50)	—	(0.50)	32.09	30.26%	821,006	0.43%	1.55%
12/31/20	28.10	0.51	(0.12)aa	0.39	(0.59)	(2.86)	(3.45)	25.04	3.03%	686,468	0.45%	2.13%
12/31/19	24.16	0.57	5.42	5.99	(0.57)	(1.48)	(2.05)	28.10	25.92%	729,367	0.44%	2.14%
12/31/18	31.69	0.60	(3.06)	(2.46)	(0.57)	(4.50)	(5.07)	24.16	(9.99%)	634,703	0.44%	2.00%
12/31/17	28.08	0.52	3.85	4.37	(0.55)	(0.21)	(0.76)	31.69	15.79%	774,278	0.43%	1.73%
Service Class
6/30/22[r]	$ 31.52	$ 0.24	$ (3.92)	$ (3.68)	$ —	$ —	$ —	$ 27.84	(11.67%)[b]	$ 87,089	0.69%[a]	1.62%[a]
12/31/21	24.61	0.38	6.97	7.35	(0.44)	—	(0.44)	31.52	29.93%	104,959	0.68%	1.31%
12/31/20	27.68	0.44	(0.13)aa	0.31	(0.52)	(2.86)	(3.38)	24.61	2.77%	94,341	0.70%	1.88%
12/31/19	23.82	0.50	5.34	5.84	(0.50)	(1.48)	(1.98)	27.68	25.61%	97,058	0.69%	1.89%
12/31/18	31.31	0.52	(3.01)	(2.49)	(0.50)	(4.50)	(5.00)	23.82	(10.22%)	82,977	0.69%	1.75%
12/31/17	27.77	0.44	3.80	4.24	(0.49)	(0.21)	(0.70)	31.31	15.50%	94,815	0.68%	1.49%

	Six months ended June 30, 2022[b,r]	Year ended December 31
		2021	2020	2019	2018	2017
Portfolio turnover rate	51%	73%	82%	113%	41%	70%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Equity Momentum Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/22[r]	$ 11.61	$ 0.05	$ (2.28)	$ (2.23)	$ —	$ —	$ —	$ 9.38	(19.21%)[b]	$ 37,731	0.95%[a]	0.70%[a]	0.89%[a]
12/31/21	13.26	0.01	2.76	2.77	(0.01)	(4.41)	(4.42)	11.61	21.93%	46,686	0.96%	0.71%	0.06%
12/31/20	12.19	0.03	2.39	2.42	(0.03)	(1.32)	(1.35)	13.26	20.26%	38,291	0.95%	0.91%	0.23%
12/31/19	9.33	0.08	3.45	3.53	(0.10)	(0.57)	(0.67)	12.19	37.93%	31,840	1.02%	0.98%	0.75%
12/31/18	12.44	0.07	(2.05)	(1.98)	(0.02)	(1.11)	(1.13)	9.33	(16.69%)	23,087	0.93%	0.80%	0.58%
12/31/17	10.32	0.05	3.40	3.45	(0.18)	(1.15)	(1.33)	12.44	33.92%	27,728	0.93%	0.80%	0.45%
Service Class I
6/30/22[r]	$ 11.46	$ 0.03	$ (2.24)	$ (2.21)	$ —	$ —	$ —	$ 9.25	(19.28%)[b]	$ 1,527	1.20%[a]	0.95%[a]	0.61%[a]
12/31/21	13.16	(0.03)bb	2.74	2.71	—	(4.41)	(4.41)	11.46	21.59%	2,162	1.20%	0.95%	(0.19%)
12/31/20	12.11	(0.00)d,bb	2.37	2.37	(0.00)[d]	(1.32)	(1.32)	13.16	20.00%	2,048	1.20%	1.16%	(0.02%)
12/31/19	9.28	0.06	3.42	3.48	(0.08)	(0.57)	(0.65)	12.11	37.51%	1,894	1.27%	1.23%	0.49%
12/31/18	12.41	0.04	(2.05)	(2.01)	(0.01)	(1.11)	(1.12)	9.28	(16.93%)	1,380	1.18%	1.05%	0.35%
12/31/17	10.29	0.02	3.41	3.43	(0.16)	(1.15)	(1.31)	12.41	33.77%	1,519	1.18%	1.05%	0.21%

	Six months ended June 30, 2022[b,r]	Year ended December 31
		2021	2020	2019	2018	2017
Portfolio turnover rate	64%	126%	144%	14%	115%	19%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
bb

The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Equity Rotation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/22[r]	$ 13.83	$ 0.06	$ (2.59)	$ (2.53)	$ —	$ —	$ —	$ 11.30	(18.29%)[b]	$ 40,724	0.78%[a]	0.73%[a]	0.98%[a]
12/31/21	14.79	0.10	3.85	3.95	(0.10)	(4.81)	(4.91)	13.83	28.37%	49,828	0.78%	0.73%	0.60%
12/31/20	12.40	0.14	2.68	2.82	(0.21)	(0.22)	(0.43)	14.79	22.92%	38,834	0.79%	0.79%[k]	1.13%
12/31/19	10.89	0.10	1.67	1.77	(0.05)	(0.21)	(0.26)	12.40	16.50%	31,593	0.86%	0.83%	0.84%
12/31/18	13.89	0.12	(1.23)	(1.11)	(0.12)	(1.77)	(1.89)	10.89	(8.86%)	27,112	0.75%	0.65%	0.86%
12/31/17	11.28	0.10	3.30	3.40	(0.10)	(0.69)	(0.79)	13.89	30.09%	29,745	0.76%	0.65%	0.79%
Service Class I
6/30/22[r]	$ 13.74	$ 0.04	$ (2.57)	$ (2.53)	$ —	$ —	$ —	$ 11.21	(18.41%)[b]	$ 2,016	1.03%[a]	0.98%[a]	0.72%[a]
12/31/21	14.73	0.05	3.83	3.88	(0.06)	(4.81)	(4.87)	13.74	28.00%	2,731	1.03%	0.98%	0.34%
12/31/20	12.36	0.11	2.66	2.77	(0.18)	(0.22)	(0.40)	14.73	22.57%	2,210	1.04%	1.04%[k]	0.88%
12/31/19	10.85	0.07	1.67	1.74	(0.02)	(0.21)	(0.23)	12.36	16.30%	1,898	1.11%	1.08%	0.59%
12/31/18	13.85	0.08	(1.22)	(1.14)	(0.09)	(1.77)	(1.86)	10.85	(9.10%)	1,598	1.00%	0.90%	0.61%
12/31/17	11.27	0.07	3.28	3.35	(0.08)	(0.69)	(0.77)	13.85	29.68%	1,435	1.01%	0.90%	0.57%

	Six months ended June 30, 2022[b,r]	Year ended December 31
		2021	2020	2019	2018	2017
Portfolio turnover rate	125%	218%	137%	172%	102%	63%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML High Yield Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/22[r]	$ 10.02	$ 0.25	$ (1.66)	$ (1.41)	$ —	$ —	$ —	$ —	$ 8.61	(13.99%)[b]	$ 19,530	0.95%[a]	0.90%[a]	5.27%[a]
12/31/21	10.10	0.58	0.23	0.81	(0.89)	—	—	(0.89)	10.02	8.23%	24,481	0.89%	0.83%	5.62%
12/31/20	9.57	0.55	(0.02)	0.53	(0.00)[d]	—	—	(0.00)[d]	10.10	5.56%	50,805	0.87%	0.80%	5.93%
12/31/19	9.07	0.57	0.52	1.09	(0.59)	—	—	(0.59)	9.57	12.25%	86,651	0.88%	0.80%	5.98%
12/31/18	10.01	0.62	(0.94)	(0.32)	(0.62)	—	(0.00)[d]	(0.62)	9.07	(3.40%)	79,542	0.85%	0.75%	6.29%
12/31/17	9.93	0.69	0.11	0.80	(0.67)	—	(0.05)	(0.72)	10.01	8.22%	95,599	0.84%	0.74%	6.71%
Service Class I
6/30/22[r]	$ 9.92	$ 0.23	$ (1.63)	$ (1.40)	$ —	$ —	$ —	$ —	$ 8.52	(14.11%)[b]	$ 42,615	1.20%[a]	1.15%[a]	5.02%[a]
12/31/21	10.04	0.55	0.22	0.77	(0.89)	—	—	(0.89)	9.92	7.88%	52,650	1.14%	1.08%	5.40%
12/31/20	9.53	0.52	(0.01)	0.51	(0.00)[d]	—	—	(0.00)[d]	10.04	5.38%	46,727	1.12%	1.05%	5.69%
12/31/19	9.04	0.54	0.52	1.06	(0.57)	—	—	(0.57)	9.53	11.86%	47,405	1.13%	1.05%	5.73%
12/31/18	9.97	0.59	(0.92)	(0.33)	(0.60)	—	(0.00)[d]	(0.60)	9.04	(3.54%)	39,983	1.10%	1.00%	6.04%
12/31/17	9.90	0.66	0.11	0.77	(0.66)	—	(0.04)	(0.70)	9.97	7.88%	38,967	1.09%	0.99%	6.45%

	Six months ended June 30, 2022[b,r]	Year ended December 31
		2021	2020	2019	2018	2017
Portfolio turnover rate	34%	61%	73%	54%	39%	63%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Inflation-Protected and Income Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers (including (interest expense)[p]	Ratio of expenses to average daily net assets after expense waivers (including interest expense)[j,p]	Ratio of expenses to average daily net assets after expense waivers (excluding interest expense)[j]	Net investment income (loss) to average daily net assets (including interest expense)[p]
Initial Class
6/30/22[r]	$ 11.12	$ 0.13	$ (1.22)	$ (1.09)	$ —	$ —	$ —	$ —	$ 10.03	(9.80%)[b]	$ 187,773	0.63%[a]	0.60%[a]	0.60%[a]	2.51%[a]
12/31/21	11.41	0.17	0.55	0.72	(0.13)	(0.88)	—	(1.01)	11.12	6.40%	240,863	0.60%	0.60%[n]	0.60%[n]	1.51%
12/31/20	10.28	0.17	0.97	1.14	(0.01)	—	—	(0.01)	11.41	11.11%	288,026	0.75%	0.74%	0.60%	1.54%
12/31/19	9.72	0.23	0.58	0.81	(0.25)	—	—	(0.25)	10.28	8.31%	314,261	2.34%	N/A	0.60%	2.29%
12/31/18	10.16	0.30	(0.43)	(0.13)	(0.31)	—	—	(0.31)	9.72	(1.29%)	311,927	2.08%	N/A	0.60%	2.97%
12/31/17	10.18	0.24	0.08	0.32	(0.28)	—	(0.06)	(0.34)	10.16	3.21%	377,984	1.50%	N/A	0.59%	2.33%
Service Class
6/30/22[r]	$ 11.03	$ 0.12	$ (1.22)	$ (1.10)	$ —	$ —	$ —	$ —	$ 9.93	(9.97%)[b]	$ 47,416	0.88%[a]	0.85%[a]	0.85%[a]	2.29%[a]
12/31/21	11.33	0.14	0.54	0.68	(0.10)	(0.88)	—	(0.98)	11.03	6.12%	52,977	0.85%	0.85%[n]	0.85%[n]	1.25%
12/31/20	10.23	0.14	0.97	1.11	(0.01)	—	—	(0.01)	11.33	10.88%	46,181	0.98%	0.98%[k]	0.85%	1.29%
12/31/19	9.68	0.20	0.58	0.78	(0.23)	—	—	(0.23)	10.23	8.05%	43,237	2.59%	N/A	0.85%	2.02%
12/31/18	10.12	0.27	(0.42)	(0.15)	(0.29)	—	—	(0.29)	9.68	(1.54%)	41,379	2.33%	N/A	0.85%	2.72%
12/31/17	10.14	0.21	0.09	0.30	(0.26)	—	(0.06)	(0.32)	10.12	2.96%	46,104	1.75%	N/A	0.84%	2.08%

	Six months ended June 30, 2022[b,r]	Year ended December 31
		2021	2020	2019	2018	2017
Portfolio turnover rate	37%	98%	84%	44%	51%	34%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

n	Expenses incurred during the period fell under the expense cap.
p

Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML iShares® 60/40 Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[w]	Net investment income (loss) to average daily net assets
Class II
6/30/22[g,r]	$ 10.00	$ 0.06	$ (1.30)	$ (1.24)	$ —	$ —	$ —	$ 8.76	(12.40%)[b]	$ 21,810	0.79%[a]	0.46%[a]	1.75%[a]
Service Class I
6/30/22[g,r]	$ 10.00	$ 0.07	$ (1.32)	$ (1.25)	$ —	$ —	$ —	$ 8.75	(12.50%)[b]	$ 3,500	1.00%[a]	0.71%[a]	2.08%[a]

Period ended June 30, 2022[b,r]

Portfolio turnover rate[x]	6%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 11, 2022.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML iShares® 80/20 Allocation Fund Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[w]	Net investment income (loss) to average daily net assets
Class II
6/30/22[g,r]	$ 10.00	$ 0.07	$ (1.52)	$ (1.45)	$ —	$ —	$ —	$ 8.55	(14.50%)[b]	$ 21,293	0.76%[a]	0.46%[a]	1.85%[a]
Service Class I
6/30/22[g,r]	$ 10.00	$ 0.09	$ (1.55)	$ (1.46)	$ —	$ —	$ —	$ 8.54	(14.60%)[b]	$ 11,028	0.94%[a]	0.71%[a]	2.50%[a]

Period ended June 30, 2022[b,r]

Portfolio turnover rate[x]	5%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 11, 2022.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
w	Expenses of the underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying fund.
x	Amount does not include the portfolio activity of any underlying fund.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Managed Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Initial Class
6/30/22[r]	$ 13.02	$ 0.15	$ (1.71)	$ (1.56)	$ —	$ —	$ —	$ 11.46	(12.00%)[b]	$ 615,459	0.43%[a]	2.44%[a]
12/31/21	13.59	0.29	(0.18)	0.11	(0.43)	(0.25)	(0.68)	13.02	0.81%	762,726	0.42%	2.20%
12/31/20	12.64	0.42	0.54	0.96	(0.01)	—	(0.01)	13.59	7.62%	756,218	0.43%	3.25%
12/31/19	11.93	0.43	0.74	1.17	(0.46)	—	(0.46)	12.64	9.85%	846,138	0.42%	3.43%
12/31/18	12.41	0.40	(0.46)	(0.06)	(0.42)	—	(0.42)	11.93	(0.44%)	778,603	0.42%	3.34%
12/31/17	12.24	0.35	0.22	0.57	(0.40)	—	(0.40)	12.41	4.69%	953,592	0.40%	2.78%
Service Class
6/30/22[r]	$ 12.95	$ 0.13	$ (1.69)	$ (1.56)	$ —	$ —	$ —	$ 11.39	(12.11%)[b]	$ 208,472	0.68%[a]	2.20%[a]
12/31/21	13.53	0.26	(0.19)	0.07	(0.40)	(0.25)	(0.65)	12.95	0.56%	258,923	0.67%	1.96%
12/31/20	12.61	0.39	0.54	0.93	(0.01)	—	(0.01)	13.53	7.40%	271,928	0.68%	3.01%
12/31/19	11.91	0.40	0.73	1.13	(0.43)	—	(0.43)	12.61	9.57%	265,691	0.67%	3.19%
12/31/18	12.39	0.37	(0.46)	(0.09)	(0.39)	—	(0.39)	11.91	(0.69%)	254,883	0.67%	3.10%
12/31/17	12.22	0.31	0.23	0.54	(0.37)	—	(0.37)	12.39	4.43%	279,082	0.65%	2.53%

	Six months ended June 30, 2022[b,r]	Year ended December 31
		2021	2020	2019	2018	2017
Portfolio turnover rate	126%	263%	226%	260%	138%	237%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Short-Duration Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/22[r]	$ 9.71	$ 0.09	$ (0.86)	$ (0.77)	$ —	$ —	$ —	$ —	$ 8.94	(7.93%)[b]	$ 114,380	0.58%[a]	N/A	2.04%[a]
12/31/21	9.84	0.20	(0.00)[d]	0.20	(0.33)	—	—	(0.33)	9.71	2.01%	133,235	0.55%	N/A	2.05%
12/31/20	9.69	0.29	(0.14)	0.15	(0.00)[d]	—	—	(0.00)[d]	9.84	1.55%	142,514	0.56%	N/A	3.00%
12/31/19	9.59	0.29	0.13	0.42	(0.32)	—	—	(0.32)	9.69	4.45%	171,740	0.57%	0.57%[k]	3.00%
12/31/18	9.73	0.26	(0.11)	0.15	(0.29)	—	—	(0.29)	9.59	1.53%	172,577	0.56%	0.55%	2.66%
12/31/17	9.75	0.20	0.05	0.25	(0.27)	—	(0.00)[d]	(0.27)	9.73	2.55%	213,602	0.55%	0.55%[k]	2.08%
Service Class I
6/30/22[r]	$ 9.67	$ 0.08	$ (0.86)	$ (0.78)	$ —	$ —	$ —	$ —	$ 8.89	(8.07%)[b]	$ 32,629	0.83%[a]	N/A	1.79%[a]
12/31/21	9.81	0.18	(0.01)	0.17	(0.31)	—	—	(0.31)	9.67	1.69%	37,508	0.80%	N/A	1.80%
12/31/20	9.68	0.26	(0.13)	0.13	(0.00)[d]	—	—	(0.00)[d]	9.81	1.34%	47,956	0.81%	N/A	2.74%
12/31/19	9.58	0.27	0.13	0.40	(0.30)	—	—	(0.30)	9.68	4.17%	36,270	0.82%	0.82%[k]	2.76%
12/31/18	9.72	0.23	(0.11)	0.12	(0.26)	—	—	(0.26)	9.58	1.29%	30,686	0.81%	0.80%	2.42%
12/31/17	9.74	0.18	0.04	0.22	(0.24)	—	(0.00)[d]	(0.24)	9.72	2.29%	30,951	0.80%	0.80%[k]	1.83%

	Six months ended June 30, 2022[b,r]	Year ended December 31
		2021	2020	2019	2018	2017
Portfolio turnover rate	20%	64%	44%	53%	54%	51%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
k	Amount waived had no impact on the ratio of expenses to average daily net assets.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Small Cap Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets	Net investment income (loss) to average daily net assets
Initial Class
6/30/22[r]	$ 12.76	$ 0.02	$ (2.61)	$ (2.59)	$ —	$ —	$ —	$ 10.17	(20.29%)[b]	$ 89,702	0.72%[a]	0.42%[a]
12/31/21	11.11	0.03	2.46	2.49	(0.06)	(0.78)	(0.84)	12.76	22.75%	116,599	0.69%	0.20%
12/31/20	9.34	0.07	1.84	1.91	(0.05)	(0.09)	(0.14)	11.11	20.70%	104,243	0.73%	0.77%
12/31/19	8.17	0.07	1.96	2.03	(0.05)	(0.81)	(0.86)	9.34	26.46%	94,712	0.74%	0.79%
12/31/18	10.30	0.07	(0.82)	(0.75)	(0.05)	(1.33)	(1.38)	8.17	(10.19%)	82,609	0.71%	0.66%
12/31/17	9.45	0.06	1.27	1.33	(0.09)	(0.39)	(0.48)	10.30	14.37%	102,033	0.71%	0.64%
Service Class
6/30/22[r]	$ 12.46	$ 0.01	$ (2.55)	$ (2.54)	$ —	$ —	$ —	$ 9.92	(20.39%)[b]	$ 23,098	0.97%[a]	0.17%[a]
12/31/21	10.87	(0.01)bb	2.41	2.40	(0.03)	(0.78)	(0.81)	12.46	22.45%	30,289	0.94%	(0.05%)
12/31/20	9.14	0.04	1.81	1.85	(0.03)	(0.09)	(0.12)	10.87	20.39%	25,345	0.98%	0.52%
12/31/19	8.01	0.05	1.91	1.96	(0.02)	(0.81)	(0.83)	9.14	26.15%	22,695	0.99%	0.54%
12/31/18	10.13	0.04	(0.80)	(0.76)	(0.03)	(1.33)	(1.36)	8.01	(10.41%)	18,425	0.96%	0.41%
12/31/17	9.31	0.04	1.24	1.28	(0.07)	(0.39)	(0.46)	10.13	14.08%	17,644	0.96%	0.40%

	Six months ended June 30, 2022[b,r]	Year ended December 31
		2021	2020	2019	2018	2017
Portfolio turnover rate	13%	30%	36%	27%	50%	47%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
bb

The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Special Situations Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/22[r]	$ 11.64	$ 0.00[d]	$ (4.16)	$ (4.16)	$ —	$ —	$ —	$ 7.48	(35.79%)[b]	$ 23,002	1.05%[a]	1.00%[a]	0.09%[a]
12/31/21	14.88	(0.01)	0.45	0.44	(0.02)	(3.66)	(3.68)	11.64	1.63%	35,813	1.00%	0.95%	(0.07%)
12/31/20	12.98	0.04	3.70	3.74	(0.04)	(1.80)	(1.84)	14.88	29.61%	35,232	0.98%	0.97%	0.29%
12/31/19	10.51	0.02	2.47	2.49	(0.02)	—	(0.02)	12.98	23.68%	27,196	1.05%	1.01%	0.16%
12/31/18	11.52	0.07	(0.62)	(0.55)	(0.06)	(0.40)	(0.46)	10.51	(4.83%)	21,976	0.94%	0.80%	0.55%
12/31/17	9.71	0.01	1.82	1.83	(0.02)	—	(0.02)	11.52	18.82%	23,093	0.94%	0.80%	0.13%
Service Class I
6/30/22[r]	$ 11.55	$ (0.01)bb	$ (4.13)	$ (4.14)	$ —	$ —	$ —	$ 7.41	(35.84%)[b]	$ 721	1.30%[a]	1.25%[a]	(0.18%)[a]
12/31/21	14.80	(0.05)	0.46	0.41	—	(3.66)	(3.66)	11.55	1.42%	1,258	1.25%	1.20%	(0.32%)
12/31/20	12.93	0.01	3.66	3.67	(0.00)[d]	(1.80)	(1.80)	14.80	29.24%	1,125	1.23%	1.22%	0.04%
12/31/19	10.47	(0.01)	2.47	2.46	—	—	—	12.93	23.50%	971	1.30%	1.26%	(0.09%)
12/31/18	11.49	0.03	(0.61)	(0.58)	(0.04)	(0.40)	(0.44)	10.47	(5.13%)	752	1.19%	1.05%	0.29%
12/31/17	9.69	(0.01)	1.81	1.80	—	—	—	11.49	18.58%	601	1.19%	1.05%	(0.13%)

	Six months ended June 30, 2022[b,r]	Year ended December 31
		2021	2020	2019	2018	2017
Portfolio turnover rate	17%	52%	146%	62%	33%	48%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
bb

The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML Strategic Emerging Markets Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Class II
6/30/22[r]	$ 10.50	$ 0.03	$ (2.83)	$ (2.80)	$ —	$ —	$ —	$ 7.70	(26.67%)[b]	$ 38,218	1.67%[a]	1.35%[a]	0.63%[a]
12/31/21	14.43	0.00d,bb	(1.01)	(1.01)	—	(2.92)	(2.92)	10.50	(8.06%)	51,825	1.45%	1.35%	0.00%[e]
12/31/20	12.67	(0.01)	2.16	2.15	(0.05)	(0.34)	(0.39)	14.43	17.55%	96,846	1.40%	1.35%	(0.05%)
12/31/19	10.12	0.05	2.53	2.58	(0.03)	—	(0.03)	12.67	25.53%	125,192	1.33%	1.29%	0.45%
12/31/18	11.57	0.05	(1.48)	(1.43)	(0.02)	—	(0.02)	10.12	(12.40%)	112,363	1.57%	1.35%	0.41%
12/31/17	8.64	0.02	2.92	2.94	(0.01)	—	(0.01)	11.57	34.02%	95,374	1.50%	1.37%	0.23%
Service Class I
6/30/22[r]	$ 10.47	$ 0.02	$ (2.82)	$ (2.80)	$ —	$ —	$ —	$ 7.67	(26.74%)[b]	$ 12,275	1.93%[a]	1.60%[a]	0.39%[a]
12/31/21	14.43	(0.03)	(1.01)	(1.04)	—	(2.92)	(2.92)	10.47	(8.29%)	16,537	1.70%	1.60%	(0.20%)
12/31/20	12.68	(0.04)	2.15	2.11	(0.02)	(0.34)	(0.36)	14.43	17.18%	17,536	1.65%	1.60%	(0.32%)
12/31/19	10.13	0.02	2.53	2.55	(0.00)[d]	—	(0.00)[d]	12.68	25.18%	17,174	1.58%	1.54%	0.19%
12/31/18	11.59	0.02	(1.48)	(1.46)	—	—	—	10.13	(12.60%)	14,089	1.82%	1.60%	0.15%
12/31/17	8.66	(0.00)d,bb	2.93	2.93	—	—	—	11.59	33.83%	14,758	1.75%	1.62%	(0.04%)

	Six months ended June 30, 2022[b,r]	Year ended December 31
		2021	2020	2019	2018	2017
Portfolio turnover rate	27%	51%	35%	31%	38%	36%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
bb

The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.

MML Series Investment Fund II – Financial Statements (Continued)
Financial Highlights (For a share outstanding throughout each period)

MML U. S. Government Money Market Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m]	Net assets, end of the period (000’s)	Ratio of expenses to average daily net assets before expense waivers	Ratio of expenses to average daily net assets after expense waivers[j]	Net investment income (loss) to average daily net assets
Initial Class
6/30/22[r]	$ 1.00	$ 0.00[d]	$ (0.00)d,aa	$ 0.00[d]	$ (0.00)[d]	$ —	$ (0.00)[d]	$ 1.00	$ 0.05%[b]	182,753	0.53%[a]	0.26%[a]	0.10%[a]
12/31/21	1.00	0.00[d]	0.00[d]	0.00[d]	—	—	—	1.00	0.00%	174,991	0.52%	0.05%	0.00%[e]
12/31/20	1.00	0.00[d]	0.00[d]	0.00[d]	(0.00)[d]	—	(0.00)[d]	1.00	0.23%	223,388	0.52%	0.30%	0.21%
12/31/19	1.00	0.02	0.00[d]	0.02	(0.02)	—	(0.02)	1.00	1.71%	174,899	0.54%	N/A	1.69%
12/31/18	1.00	0.01	0.00[d]	0.01	(0.01)	—	(0.01)	1.00	1.32%	179,102	0.54%	N/A	1.35%
12/31/17	1.00	0.00[d]	0.00[d]	0.00[d]	(0.00)[d]	(0.00)[d]	(0.00)[d]	1.00	0.36%	149,271	0.54%	N/A	0.35%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m

Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

r	Unaudited.
aa

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1. The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Blend Fund (“Blend Fund”)

MML Dynamic Bond Fund (“Dynamic Bond Fund”)

MML Equity Fund (“Equity Fund”)

MML Equity Momentum Fund (“Equity Momentum Fund”)

MML Equity Rotation Fund (“Equity Rotation Fund”)

MML High Yield Fund (“High Yield Fund”)

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML iShares® 60/40 Allocation Fund (“iShares 60/40 Allocation Fund”)

MML iShares® 80/20 Allocation Fund (“iShares 80/20 Allocation Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MML Small Cap Equity Fund (“Small Cap Equity Fund”)

MML Special Situations Fund (“Special Situations Fund”)

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

MML U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, and MML Aggressive Allocation Fund, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

The Blend Fund, iShares 60/40 Allocation Fund, and iShares 80/20 Allocation Fund invest substantially all of their investable assets in shares of ETFs advised by an affiliate of the Fund’s subadviser, BlackRock Investment Management, LLC (“Underlying ETFs”). The financial statements of the applicable Underlying ETFs are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Notes to Financial Statements (Unaudited) (Continued)

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if the Fund’s investment adviser determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a

[1]

The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Financial Statements (Unaudited) (Continued)

regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indexes or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Notes to Financial Statements (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Blend Fund, Equity Momentum Fund, iShares 60/40 Allocation Fund, iShares 80/20 Allocation Fund, Small Cap Equity Fund, and Special Situations Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2022. The U.S. Government Money Market Fund characterized all investments at Level 2, as of June 30, 2022. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2022, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
Dynamic Bond Fund
Asset Investments
Bank Loans (less Unfunded Loan Commitments)	$—	$15,316,990	$—	$15,316,990
Corporate Debt	—	101,659,978	—	101,659,978
Non-U.S. Government Agency Obligations	—	36,021,516	—	36,021,516
Sovereign Debt Obligations	—	16,387,704	—	16,387,704

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Dynamic Bond Fund (Continued)
Asset Investments (Continued)
U.S. Government Agency Obligations and Instrumentalities	$—	$67,784,379	$—		$67,784,379
U.S. Treasury Obligations	—	18,369,761	—		18,369,761
Purchased Options	57,656	10,354	—		68,010
Mutual Funds	2,730,700	—	—		2,730,700
Short-Term Investments	—	7,897,189	—		7,897,189
Unfunded Loan Commitments***		(6,377)			(6,377)
Total Investments	$2,788,356	$263,441,494	$—		$266,229,850
Asset Derivatives
Forward Contracts		9,718			9,718
Futures Contracts	1,131,865	—	—		1,131,865
Swap Agreements	—	4,193,016	—		4,193,016
Total	$1,131,865	$4,202,734	$—		$5,334,599
Liability Derivatives
Forward Contracts		(621,003)			(621,003)
Futures Contracts	(1,009,128)	—	—		(1,009,128)
Swap Agreements	—	(208,161)	—		(208,161)
Written Options	(238,711)	(34,078)	—		(272,789)
Total	$(1,247,839)	$(863,242)	$—		$(2,111,081)

Equity Fund
Asset Investments
Common Stock	$760,735,095	$9,832,780 *	$—		$770,567,875
Preferred Stock	304,313	—	—		304,313
Mutual Funds	5,663,057	—	—		5,663,057
Short-Term Investments	7,529,907	5,361,600	—		12,891,507
Total Investments	$774,232,372	$15,194,380	$—		$789,426,752

Equity Rotation Fund
Asset Investments
Common Stock	$42,700,933	$—	$9,829	**	$42,710,762
Mutual Funds	332,313	—	—		332,313
Total Investments	$43,033,246	$—	$9,829		$43,043,075

High Yield Fund
Asset Investments
Common Stock	$577,786	$— +	$—	+,**	$577,786
Bank Loans	—	2,144,670	—		2,144,670
Corporate Debt	—	53,873,124	—		53,873,124
Mutual Funds	4,492,445	—	—		4,492,445
Short-Term Investments	—	4,523,901	—		4,523,901
Total Investments	$5,070,231	$60,541,695	$—		$65,611,926

Inflation-Protected and Income Fund
Asset Investments
Non-U.S. Government Agency Obligations	$—	$135,563,402	$—		$135,563,402
U.S. Government Agency Obligations and Instrumentalities	—	20,356,125	—		20,356,125
U.S. Treasury Obligations	—	64,173,062	—		64,173,062
Short-Term Investments	—	17,450,217	—		17,450,217
Total Investments	$—	$237,542,806	$—		$237,542,806

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Inflation-Protected and Income Fund (Continued)
Asset Derivatives
Futures Contracts	$12,769	$—	$—		$12,769
Swap Agreements	—	36,835	—		36,835
Total	$12,769	$36,835	$—		$49,604
Liability Derivatives
Futures Contracts	$(332,968)	$—	$—		$(332,968)
Swap Agreements	—	(13,226,672)	—		(13,226,672)
Total	$(332,968)	$(13,226,672)	$—		$(13,559,640)

Managed Bond Fund
Asset Investments
Corporate Debt	$—	$308,441,596	$—		$308,441,596
Municipal Obligations	—	2,177,856	—		2,177,856
Non-U.S. Government Agency Obligations	—	232,016,950	—		232,016,950
Sovereign Debt Obligations	—	4,670,617	—		4,670,617
U.S. Government Agency Obligations and Instrumentalities	—	210,499,481	—		210,499,481
U.S. Treasury Obligations	—	63,342,433	—		63,342,433
Mutual Funds	1,005,040	—	—		1,005,040
Short-Term Investments	—	133,190,560	—		133,190,560
Total Investments	$1,005,040	$954,339,493	$—		$955,344,533
Asset Derivatives
Futures Contracts	$2,556	$—	$—		$2,556
Liability Derivatives
Futures Contracts	$(1,264,985)	$—	$—		$(1,264,985)

Short-Duration Bond Fund
Asset Investments
Corporate Debt	$—	$75,493,307	$—		$75,493,307
Non-U.S. Government Agency Obligations	—	59,416,056	—		59,416,056
U.S. Government Agency Obligations and Instrumentalities	—	2,020,934	—		2,020,934
U.S. Treasury Obligations	—	679,000	—		679,000
Mutual Funds	1,616,510	—	—		1,616,510
Short-Term Investments	—	6,337,803	—		6,337,803
Total Investments	$1,616,510	$143,947,100	$—		$145,563,610
Asset Derivatives
Futures Contracts	$380,728	$—	$—		$380,728
Liability Derivatives
Swap Agreements	$—	$(4,565,729)	$—		$(4,565,729)

Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$168,713	$—	$—		$168,713
Brazil	1,843,573	—	—		1,843,573
Cayman Islands	6,803,870	5,461,500	—		12,265,370
Chile	43,690	—	—		43,690
China	—	25,523	—		25,523
Cyprus	—	—	—	+,**	—
Egypt	—	142,304	—		142,304
France	—	2,565,802	—		2,565,802
Hong Kong	—	2,095,776	—		2,095,776

Notes to Financial Statements (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Strategic Emerging Markets Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
India	$—	$9,883,770	$—		$9,883,770
Indonesia	—	391,867	—		391,867
Italy	—	702,533	—		702,533
Luxembourg	—	162,976	—		162,976
Mexico	4,466,364	—	—		4,466,364
Netherlands	—	—	—	+,**	—
Philippines	—	1,093,673	—		1,093,673
Republic of Korea	—	3,189,655	—		3,189,655
Russia	—	—	—	+,**	—
South Africa	—	465,667	—		465,667
Switzerland	—	750,371	—		750,371
Taiwan	—	4,324,656	—		4,324,656
United Kingdom	—	245,749	—		245,749
United States	2,635,311	—	—		2,635,311
Preferred Stock
Brazil	615,476	—	—		615,476
Warrants	12,299	—	—		12,299
Short-Term Investments	—	2,339,883	—		2,339,883
Total Investments	$16,589,296	$33,841,705	$—		$50,431,001

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at June 30, 2022 in relation to net assets were not significant.

***	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of June 30, 2022.

For certain Fund(s) the Statement of Assets and Liabilities shows receivables from investments sold on a delayed delivery basis, collateral pledged for open futures contracts, and collateral pledged for open swap agreements, as well as, any applicable liabilities for investments purchased on a delayed delivery basis and collateral held for securities on loan. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of June 30, 2022.

The Funds, with the exception of the Strategic Emerging Markets Fund, had no Level 3 transfers during the period ended June 30, 2022. The Strategic Emerging Markets Fund had Level 3 transfers during the period ended June 30, 2022; however, none of the transfers individually or collectively had a material impact on the Strategic Emerging Markets Fund.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2022, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Dynamic Bond Fund
Asset Derivatives
Purchased Options*,^^^	$—	$—	$—	$57,656	$57,656
Purchased Options*	10,354	—	—	—	10,354
Forward Contracts*	—	—	9,718	—	9,718
Futures Contracts^^	—	—	—	1,131,865	1,131,865
Swap Agreements^^,^^^	—	—	—	4,193,016	4,193,016
Total Value	$10,354	$—	$9,718	$5,382,537	$5,402,609
Liability Derivatives
Forward Contracts^	$—	$—	$(621,003)	$—	$(621,003)
Futures Contracts^^	—	—	—	(1,009,128)	(1,009,128)
Swap Agreements^^,^^^	(202,095)	—	—	(6,066)	(208,161)
Written Options^,^^^	—	—	—	(238,711)	(238,711)
Written Options^	(34,078)	—	—	—	(34,078)
Total Value	$(236,173)	$—	$(621,003)	$(1,253,905)	$(2,111,081)
Realized Gain (Loss)#
Purchased Options	$—	$—	$—	$(180,823)	$(180,823)
Futures Contracts	—	—	—	(872,370)	(872,370)
Swap Agreements	100,147	—	—	25,046	125,193
Written Options	—	—	—	131,516	131,516
Total Realized Gain (Loss)	$100,147	$—	$—	$(896,631)	$(796,484)
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$—	$(17,556)	$(17,556)
Forward Contracts	—	—	(611,285)	—	(611,285)
Futures Contracts	—	—	—	122,737	122,737
Swap Agreements	(677,287)	—	—	239,829	(437,458)
Written Options	—	—	—	72,806	72,806
Total Change in Appreciation (Depreciation)	$(677,287)	$—	$(611,285)	$417,816	$(870,756)

Inflation-Protected and Income Fund
Asset Derivatives
Futures Contracts^^	$—	$—	$—	$12,769	$12,769
Swap Agreements^^,^^^	—	—	—	36,835	36,835
Total Value	$—	$—	$—	$49,604	$49,604
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(332,968)	$(332,968)
Swap Agreements^^,^^^	—	—	—	(24,647)	(24,647)
Swap Agreements^	—	(13,202,025)	—	—	(13,202,025)
Total Value	$—	$(13,202,025)	$—	$(357,615)	$(13,559,640)
Realized Gain (Loss)#
Purchased Options	$—	$—	$—	$383,675	$383,675
Futures Contracts	—	—	—	(325,648)	(325,648)
Swap Agreements	—	(719,761)	—	1,213,544	493,783
Total Realized Gain (Loss)	$—	$(719,761)	$—	$1,271,571	$551,810

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest/ Inflation Rate Risk	Total
Inflation-Protected and Income Fund (Continued)
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$—	$476,433	$476,433
Futures Contracts	—	—	—	(267,866)	(267,866)
Swap Agreements	—	(16,133,578)	—	(462,580)	(16,596,158)
Total Change in Appreciation (Depreciation)	$—	$(16,133,578)	$—	$(254,013)	$(16,387,591)

Managed Bond Fund
Asset Derivatives
Futures Contracts^^	$—	$—	$—	$2,556	$2,556
Liability Derivatives
Futures Contracts^^	$—	$—	$—	$(1,264,985)	$(1,264,985)
Realized Gain (Loss)#
Purchased Options	$—	$—	$—	$747,030	$747,030
Futures Contracts	—	—	—	(10,768,643)	(10,768,643)
Total Realized Gain (Loss)	$—	$—	$—	$(10,021,613)	$(10,021,613)
Change in Appreciation (Depreciation)##
Purchased Options	$—	$—	$—	$707,164	$707,164
Futures Contracts	—	—	—	(1,755,616)	(1,755,616)
Total Change in Appreciation (Depreciation)	$—	$—	$—	$(1,048,452)	$(1,048,452)

Short-Duration Bond Fund
Asset Derivatives
Futures Contracts^^	$—	$—	$—	$380,728	$380,728
Liability Derivatives
Swap Agreements^^,^^^	$—	$—	$—	$(4,565,729)	$(4,565,729)
Realized Gain (Loss)#
Purchased Options	$—	$—	$—	$20,671	$20,671
Futures Contracts	—	—	—	3,143,577	3,143,577
Swap Agreements	—	—	—	(481,464)	(481,464)
Total Realized Gain (Loss)	$—	$—	$—	$2,682,784	$2,682,784
Change in Appreciation (Depreciation)##
Futures Contracts	$—	$—	$—	$365,635	$365,635
Swap Agreements	—	—	—	(4,514,291)	(4,514,291)
Total Change in Appreciation (Depreciation)	$—	$—	$—	$(4,148,656)	$(4,148,656)

*	Statements of Assets and Liabilities location: Investments, at value, or Receivables from: open forward contracts.
^	Statements of Assets and Liabilities location: Payables for: open forward contracts, open swap agreements, at value, or written options outstanding, at value, as applicable.
^^

Cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

^^^	Represents centrally cleared swaps and exchange-traded purchased and written options, which are not subject to a master netting agreement or similar agreement.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, swap agreements, or written options, as applicable.
##

Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, forward contracts, futures contracts, swap agreements, or written options, as applicable.

Notes to Financial Statements (Unaudited) (Continued)

For the period ended June 30, 2022, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts, or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions
Dynamic Bond Fund	2,541	$26,622,916	$103,472,133	69	$10,940,000	447	$10,940,000
Inflation-Protected and Income Fund	127	—	226,622,254	—	37,437,000	—	—
Managed Bond Fund	947	—	—	—	59,800,000	—	—
Short-Duration Bond Fund	485	—	106,166,667	—	3,080,000	—	—

†

Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, and purchased and written swaptions, or shares/units outstanding for purchased options and written options, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended June 30, 2022.

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of June 30, 2022. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.

The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of June 30, 2022.

Asset Valuation Inputs

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Dynamic Bond Fund
BNP Paribas SA	$14,855	$(14,855)	$—	$—
Citibank N.A.	2,596	(231)	—	2,365
Goldman Sachs International	1,468	—	—	1,468
Morgan Stanley & Co. LLC	1,153	(1,153)	—	—
	$20,072	$(16,239)	$—	$3,833

Notes to Financial Statements (Unaudited) (Continued)

The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of June 30, 2022.

Liability Valuation Inputs

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Dynamic Bond Fund
BNP Paribas SA	$(653,688)	$14,855	$—	$(638,833)
Citibank N.A.	(231)	231	—	—
Morgan Stanley & Co. LLC	(1,162)	1,153	—	(9)
	$(655,081)	$16,239	$—	$(638,842)

Inflation-Protected and Income Fund
BNP Paribas SA	$(6,661,388)	$—	$6,660,000	$(1,388)
Goldman Sachs International	(6,540,637)	—	6,540,637	—
	$(13,202,025)	$—	$13,200,637	$(1,388)

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†

The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty. The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive. In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.

Further details regarding the derivatives and other investments held by the Fund(s) during the period ended June 30, 2022, are discussed below.

Foreign Currency Exchange Transactions

A Fund may enter into foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally

Notes to Financial Statements (Unaudited) (Continued)

be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options.

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Notes to Financial Statements (Unaudited) (Continued)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment and stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the

Notes to Financial Statements (Unaudited) (Continued)

seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on portfolio securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date in the case of an American-style option or only on the expiration date in the case of a European-style option.

Notes to Financial Statements (Unaudited) (Continued)

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer

Notes to Financial Statements (Unaudited) (Continued)

to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a

Notes to Financial Statements (Unaudited) (Continued)

lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

The Dynamic Bond Fund entered into certain loan agreements which are unfunded. The Dynamic Bond Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the Dynamic Bond Fund’s Portfolio of Investments. At June 30, 2022, the Dynamic Bond Fund had sufficient cash and/or securities to cover these commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Notes to Financial Statements (Unaudited) (Continued)

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund, other than the U.S. Government Money Market Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2022, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the period ended June 30, 2022, is reflected as securities lending income on the Statement of Operations.

Notes to Financial Statements (Unaudited) (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets or another alternative method. In addition, each of the Blend Fund, iShares 60/40 Allocation Fund, and iShares 80/20 Allocation Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying ETFs. Because the Underlying ETFs have varied expense and fee levels, and the Blend Fund, iShares 60/40 Allocation Fund, and iShares 80/20 Allocation Fund may own different proportions of Underlying ETFs at different times, the amount of fees and expenses indirectly incurred by each of the Blend Fund, iShares 60/40 Allocation Fund, and iShares 80/20 Allocation Fund will vary.

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds, except for the Blend Fund, iShares 60/40 Allocation Fund, and iShares 80/20 Allocation Fund, may also invest in foreign securities. In addition, certain Underlying ETFs may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Notes to Financial Statements (Unaudited) (Continued)

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Advisory Fees and Other Transactions

Investment Advisory Fees and Investment Subadvisers

MML Investment Advisers, LLC (“MML Advisers”), a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
Blend Fund	0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on any excess over $500 million
Dynamic Bond Fund	0.40% on the first $1 billion; and
0.35% on any excess over $1 billion
Equity Fund	0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on any excess over $500 million
Equity Momentum Fund	0.60% on the first $500 million; and
0.55% on any excess over $500 million
Equity Rotation Fund	0.45% on the first $500 million; and
0.40% on any excess over $500 million
High Yield Fund	0.60% on the first $300 million; and
0.575% on any excess over $300 million
Inflation-Protected and Income Fund	0.60% on the first $100 million;
0.55% on the next $200 million;
0.50% on the next $200 million; and
0.45% on any excess over $500 million
iShares 60/40 Allocation Fund	0.30% on the first $2 billion; and
0.28% on any excess over $2 billion
iShares 80/20 Allocation Fund	0.30% on the first $2 billion; and
0.28% on any excess over $2 billion

Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Advisory Fee
Managed Bond Fund	0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on any excess over $500 million
Short-Duration Bond Fund	0.35% on the first $300 million; and
0.30% on any excess over $300 million
Small Cap Equity Fund	0.65% on the first $100 million;
0.60% on the next $100 million;
0.55% on the next $300 million; and
0.50% on any excess over $500 million
Special Situations Fund	0.60% on the first $500 million; and
0.55% on any excess over $500 million
Strategic Emerging Markets Fund	1.05% on the first $500 million; and
1.00% on any excess over $500 million
U.S. Government Money Market Fund	0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on any excess over $500 million

MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

High Yield Fund*	0.20%
Inflation-Protected and Income Fund**	0.08%
Managed Bond Fund**	0.10%
Short-Duration Bond Fund**	0.08%
U.S. Government Money Market Fund	0.05%

*

Effective February 1, 2022, Baring International Investment Limited (“BIIL”) was added as a sub-subadviser to the Fund. BIIL does not receive a fee from Barings under the sub-subadvisory agreement with Barings.

**	BIIL serves as a sub-subadviser to the Fund. BIIL does not receive a fee from Barings under the sub-subadvisory agreement with Barings.

Notes to Financial Statements (Unaudited) (Continued)

MML Advisers has also entered into investment subadvisory agreements for certain Funds with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

Blend Fund	BlackRock Investment Management, LLC
Dynamic Bond Fund*	Western Asset Management Company, LLC; and Western Asset Management Company Limited
Equity Fund	Brandywine Global Investment Management, LLC; and
T. Rowe Price Associates, Inc.
Equity Momentum Fund**	Invesco Advisers, Inc.
Equity Rotation Fund**	Invesco Advisers, Inc.
iShares 60/40 Allocation Fund	BlackRock Investment Management, LLC
iShares 80/20 Allocation Fund	BlackRock Investment Management, LLC
Small Cap Equity Fund	Invesco Advisers, Inc.
Special Situations Fund**	Invesco Advisers, Inc.
Strategic Emerging Markets Fund	Invesco Advisers, Inc.

*	Effective April 29, 2022, Western Asset Management Company, LLC and Western Asset Management Company Limited replaced DoubleLine Capital LP as subadvisers of the Fund.
**	Invesco Capital Management LLC serves as a sub-subadviser of the Fund.

The applicable Funds’ subadvisory fees are paid monthly by MML Advisers out of the advisory fees previously disclosed above.

Administration Fees

For the Funds noted below, under a separate Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide administrative and shareholder services and bear some of the Fund specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class II	Service Class I
Dynamic Bond Fund	0.15%	0.15%
Equity Momentum Fund	0.15%	0.15%
Equity Rotation Fund	0.15%	0.15%
High Yield Fund	0.15%	0.15%
iShares 60/40 Allocation Fund	0.15%	0.15%
iShares 80/20 Allocation Fund	0.15%	0.15%
Short-Duration Bond Fund	0.15%	0.15%
Special Situations Fund	0.15%	0.15%
Strategic Emerging Markets Fund	0.15%	0.15%

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof, is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.

Notes to Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class II	Service Class I
Equity Momentum Fund*	0.77%	1.02%
iShares 60/40 Allocation Fund*	0.50%	0.75%
iShares 80/20 Allocation Fund*	0.50%	0.75%

*	Expense caps in effect through April 30, 2023.

MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Initial Class	Service Class
Inflation-Protected and Income Fund*	0.60%	0.85%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2023.

MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class II	Service Class I
Strategic Emerging Markets Fund*	1.35%	1.60%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2023.

Effective May 1, 2022, MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class II	Service Class I
Dynamic Bond Fund*	0.57%	0.82%

*	Expense caps in effect through April 30, 2023.

Notes to Financial Statements (Unaudited) (Continued)

MML Advisers has agreed to waive 0.02% of the advisory fee of the Dynamic Bond Fund through April 30, 2023. Prior to May 1, 2022, MML Advisers had also voluntarily agreed to waive 0.05% of the advisory fee of the Dynamic Bond Fund.

MML Advisers has agreed to waive 0.25% of the advisory fee of the Equity Momentum Fund through April 30, 2023.

MML Advisers has agreed to waive 0.05% of the advisory fee of the Equity Rotation Fund through April 30, 2023.

Effective May 1, 2022, MML Advisers has agreed to waive 0.04% of the advisory fee of the High Yield Fund through April 30, 2023. Prior to May 1, 2022, MML Advisers had agreed to waive 0.05% of the advisory fee of the High Yield Fund.

MML Advisers has agreed to waive 0.05% of the advisory fee of the Special Situations Fund through April 30, 2023.

MML Advisers has agreed to voluntarily waive 0.04% of the advisory fee of the Strategic Emerging Markets Fund. MML Advisers may amend or discontinue this waiver at any time without advance notice.

MML Advisers has agreed to voluntarily waive some or all of its advisory fees and, if necessary, reimburse some or all of the U.S. Government Money Market Fund’s other expenses, in an attempt to allow the Initial Class shares of the Fund to maintain a 1-day yield of at least approximately 0.00%. MML Advisers may amend or discontinue this waiver at any time without advance notice.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Rebated Brokerage Commissions

The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the year ended June 30, 2022, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Equity Fund	$512
Small Cap Equity Fund	1,637
Strategic Emerging Markets Fund	114

Deferred Compensation

Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

Notes to Financial Statements (Unaudited) (Continued)

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended June 30, 2022, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long- Term Securities	Long-Term U.S. Government Securities	Other Long- Term Securities
Blend Fund	$—	$24,642,140	$—	$48,663,169
Dynamic Bond Fund	222,943,258	123,825,607	230,264,884	130,477,540
Equity Fund	—	442,180,139	—	478,037,601
Equity Momentum Fund	—	28,129,608	—	28,202,842
Equity Rotation Fund	—	59,868,116	—	59,859,794
High Yield Fund	—	22,187,394	—	24,677,704
Inflation-Protected and Income Fund	47,116,877	44,146,884	69,525,049	51,187,959
iShares 60/40 Allocation Fund	—	30,370,042	—	1,528,674
iShares 80/20 Allocation Fund	—	38,591,582	—	1,359,888
Managed Bond Fund	1,063,493,340	90,172,851	1,120,531,645	94,469,833
Short-Duration Bond Fund	3,114,768	26,628,680	2,236,941	41,126,247
Small Cap Equity Fund	—	17,085,250	—	21,560,640
Special Situations Fund	—	5,279,599	—	5,338,970
Strategic Emerging Markets Fund	—	15,458,219	—	16,049,538

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The Funds did not have any cross trade activity during the period.

5. Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Blend Fund Initial Class
Sold	250,593	$4,796,246	636,159	$15,421,965
Issued as reinvestment of dividends	—	—	8,317,755	168,011,356
Redeemed	(1,816,971)	(34,727,311)	(3,033,135)	(71,716,509)
Net increase (decrease)	(1,566,378)	$(29,931,065)	5,920,779	$111,716,812
Blend Fund Service Class
Sold	651,760	$12,364,967	835,017	$20,280,334
Issued as reinvestment of dividends	—	—	2,862,933	57,432,992
Redeemed	(571,832)	(10,548,736)	(718,991)	(16,659,759)
Net increase (decrease)	79,928	$1,816,231	2,978,959	$61,053,567
Dynamic Bond Fund Class II
Sold	239,833	$2,273,910	4,036,488	$41,870,827
Issued as reinvestment of dividends	—	—	1,101,437	11,157,560
Redeemed	(2,286,293)	(21,635,202)	(6,070,053)	(62,466,916)
Net increase (decrease)	(2,046,460)	$(19,361,292)	(932,128)	$(9,438,529)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Dynamic Bond Fund Service Class I
Sold	67,139	$627,873	233,074	$2,381,793
Issued as reinvestment of dividends	—	—	45,869	462,823
Redeemed	(66,860)	(622,518)	(121,284)	(1,240,336)
Net increase (decrease)	279	$5,355	157,659	$1,604,280
Equity Fund Initial Class
Sold	209,475	$6,492,381	509,542	$14,992,146
Issued as reinvestment of dividends	—	—	423,279	13,032,797
Redeemed	(1,159,291)	(35,974,713)	(2,766,152)	(81,888,499)
Net increase (decrease)	(949,816)	$(29,482,332)	(1,833,331)	$(53,863,556)
Equity Fund Service Class
Sold	65,629	$1,985,783	202,391	$5,958,726
Issued as reinvestment of dividends	—	—	50,699	1,534,583
Redeemed	(267,264)	(8,149,283)	(756,362)	(22,118,736)
Net increase (decrease)	(201,635)	$(6,163,500)	(503,272)	$(14,625,427)
Equity Momentum Fund Class II
Sold	—	$—	—	$—
Issued as reinvestment of dividends	—	—	1,133,968	13,821,144
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	1,133,968	$13,821,144
Equity Momentum Fund Service Class I
Sold	9,237	$99,535	19,013	$258,698
Issued as reinvestment of dividends	—	—	55,879	674,625
Redeemed	(32,791)	(342,821)	(41,889)	(564,869)
Net increase (decrease)	(23,554)	$(243,286)	33,003	$368,454
Equity Rotation Fund Class II
Sold	—	$—	—	$—
Issued as reinvestment of dividends	—	—	978,635	13,847,437
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	978,635	$13,847,437
Equity Rotation Fund Service Class I
Sold	5,380	$70,380	15,457	$239,663
Issued as reinvestment of dividends	—	—	55,175	776,065
Redeemed	(24,372)	(300,353)	(21,894)	(340,040)
Net increase (decrease)	(18,992)	$(229,973)	48,738	$675,688
High Yield Fund Class II
Sold	25,286	$238,483	557,434	$5,804,676
Issued as reinvestment of dividends	—	—	257,994	2,520,599
Redeemed	(200,413)	(1,897,153)	(3,401,878)	(35,336,416)
Net increase (decrease)	(175,127)	$(1,658,670)	(2,586,450)	$(27,011,141)
High Yield Fund Service Class I
Sold	284,394	$2,715,984	664,730	$6,776,882
Issued as reinvestment of dividends	—	—	440,552	4,268,950
Redeemed	(586,705)	(5,487,705)	(454,185)	(4,603,222)
Net increase (decrease)	(302,311)	$(2,771,721)	651,097	$6,442,610
Inflation-Protected and Income Fund Initial Class
Sold	319,167	$3,377,171	3,145,788	$35,863,588
Issued as reinvestment of dividends	—	—	1,995,823	21,774,428
Redeemed	(3,262,991)	(34,602,204)	(8,720,503)	(100,280,126)
Net increase (decrease)	(2,943,824)	$(31,225,033)	(3,578,892)	$(42,642,110)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Inflation-Protected and Income Fund Service Class
Sold	569,331	$5,951,471	1,083,080	$12,109,593
Issued as reinvestment of dividends	—	—	377,051	4,083,457
Redeemed	(601,378)	(6,262,421)	(733,072)	(8,228,037)
Net increase (decrease)	(32,047)	$(310,950)	727,059	$7,965,013
iShares 60/40 Allocation Fund Class II *
Sold	2,490,000	$24,900,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	2,490,000	$24,900,000
iShares 60/40 Allocation Fund Service Class I *
Sold	445,867	$4,240,711
Issued as reinvestment of dividends	—	—
Redeemed	(45,770)	(445,599)
Net increase (decrease)	400,097	$3,795,112
iShares 80/20 Allocation Fund Class II *
Sold	2,490,000	$24,900,000
Issued as reinvestment of dividends	—	—
Redeemed	—	—
Net increase (decrease)	2,490,000	$24,900,000
iShares 80/20 Allocation Fund Service Class I *
Sold	1,329,710	$12,503,776
Issued as reinvestment of dividends	—	—
Redeemed	(38,819)	(355,191)
Net increase (decrease)	1,290,891	$12,148,585
Managed Bond Fund Initial Class
Sold	681,516	$8,317,184	9,830,988	$132,869,751
Issued as reinvestment of dividends	—	—	2,979,032	39,056,618
Redeemed	(5,546,198)	(67,057,965)	(9,863,621)	(132,017,086)
Net increase (decrease)	(4,864,682)	$(58,740,781)	2,946,399	$39,909,283
Managed Bond Fund Service Class
Sold	322,814	$3,907,213	2,334,792	$30,899,919
Issued as reinvestment of dividends	—	—	974,495	12,723,319
Redeemed	(2,000,121)	(23,829,560)	(3,423,432)	(45,447,962)
Net increase (decrease)	(1,677,307)	$(19,922,347)	(114,145)	$(1,824,724)
Short-Duration Bond Fund Class II
Sold	166,240	$1,539,376	1,473,465	$14,632,225
Issued as reinvestment of dividends	—	—	471,296	4,585,706
Redeemed	(1,091,399)	(10,101,259)	(2,705,543)	(26,762,700)
Net increase (decrease)	(925,159)	$(8,561,883)	(760,782)	$(7,544,769)
Short-Duration Bond Fund Service Class I
Sold	377,109	$3,506,623	688,848	$6,778,368
Issued as reinvestment of dividends	—	—	122,618	1,189,399
Redeemed	(585,843)	(5,388,563)	(1,823,771)	(17,988,209)
Net increase (decrease)	(208,734)	$(1,881,940)	(1,012,305)	$(10,020,442)
Small Cap Equity Fund Initial Class
Sold	154,957	$1,751,969	482,138	$6,121,068
Issued as reinvestment of dividends	—	—	602,826	7,333,753
Redeemed	(473,647)	(5,411,530)	(1,330,955)	(16,810,703)
Net increase (decrease)	(318,690)	$(3,659,561)	(245,991)	$(3,355,882)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Small Cap Equity Fund Service Class
Sold	50,001	$557,752	350,159	$4,326,145
Issued as reinvestment of dividends	—	—	156,521	1,860,664
Redeemed	(152,451)	(1,682,027)	(407,046)	(5,020,458)
Net increase (decrease)	(102,450)	$(1,124,275)	99,634	$1,166,351
Special Situations Fund Class II
Sold	—	$—	—	$—
Issued as reinvestment of dividends	—	—	708,373	9,217,164
Redeemed	—	—	—	—
Net increase (decrease)	—	$—	708,373	$9,217,164
Special Situations Fund Service Class I
Sold	3,467	$35,347	23,530	$337,762
Issued as reinvestment of dividends	—	—	23,416	300,333
Redeemed	(15,001)	(144,957)	(14,017)	(214,045)
Net increase (decrease)	(11,534)	$(109,610)	32,929	$424,050
Strategic Emerging Markets Fund Class II
Sold	506,967	$4,401,381	354,922	$4,766,700
Issued as reinvestment of dividends	—	—	1,205,695	13,347,045
Redeemed	(481,444)	(4,184,894)	(3,334,598)	(45,510,413)
Net increase (decrease)	25,523	$216,487	(1,773,981)	$(27,396,668)
Strategic Emerging Markets Fund Service Class I
Sold	124,831	$1,109,006	218,457	$2,874,530
Issued as reinvestment of dividends	—	—	319,526	3,530,767
Redeemed	(104,210)	(907,274)	(173,532)	(2,429,599)
Net increase (decrease)	20,621	$201,732	364,451	$3,975,698
U.S. Government Money Market Fund Initial Class
Sold	69,735,967	$69,735,967	102,446,334	$102,446,334
Issued as reinvestment of dividends	91,025	91,025	—	—
Redeemed	(62,065,523)	(62,065,523)	(150,844,119)	(150,844,119)
Net increase (decrease)	7,761,469	$7,761,469	(48,397,785)	$(48,397,785)

*	Fund commenced operations on February 11, 2022.

6. Federal Income Tax Information

At June 30, 2022, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$701,214,265	$12,516,937	$(43,165,792)	$(30,648,855)
Dynamic Bond Fund	287,778,012	837,439	(22,385,601)	(21,548,162)
Equity Fund	702,380,655	114,883,142	(27,837,045)	87,046,097
Equity Momentum Fund	44,541,246	522,275	(5,818,975)	(5,296,700)
Equity Rotation Fund	46,947,747	319,812	(4,224,484)	(3,904,672)
High Yield Fund	75,222,117	583,419	(10,193,610)	(9,610,191)
Inflation-Protected and Income Fund	247,975,908	1,195,578	(11,628,680)	(10,433,102)

Notes to Financial Statements (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
iShares 60/40 Allocation Fund	29,065,869	—	(3,491,529)	(3,491,529)
iShares 80/20 Allocation Fund	37,142,011	—	(4,861,075)	(4,861,075)
Managed Bond Fund	1,039,357,755	2,248,476	(86,261,698)	(84,013,222)
Short-Duration Bond Fund	156,920,275	989,764	(12,346,429)	(11,356,665)
Small Cap Equity Fund	89,936,018	32,738,902	(7,383,562)	25,355,340
Special Situations Fund	36,014,555	1,972,559	(13,818,785)	(11,846,226)
Strategic Emerging Markets Fund	60,393,331	2,904,329	(12,866,659)	(9,962,330)

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at June 30, 2022, is the same for financial reporting and federal income tax purposes.

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss.

At December 31, 2021, the following Fund(s) had available, for federal income tax purposes, post-enactment unused capital losses:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Dynamic Bond Fund	$1,550,051	$—
High Yield Fund	—	10,554,622
Short-Duration Bond Fund	2,010,315	6,822,511

Net capital loss carryforwards for the Fund(s) shown in the above table are from post-enactment years and are, therefore, not subject to the eight-year carryforward period and possible expiration.

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2021, was as follows:

	Ordinary Income	Long Term Capital Gain
Blend Fund	$36,317,285	$189,127,063
Dynamic Bond Fund	11,620,383	—
Equity Fund	14,567,380	—
Equity Momentum Fund	8,958,318	5,537,451
Equity Rotation Fund	7,616,324	7,007,178
High Yield Fund	6,789,549	—
Inflation-Protected and Income Fund	21,217,014	4,640,871
Managed Bond Fund	47,592,938	4,186,999
Short-Duration Bond Fund	5,775,105	—
Small Cap Equity Fund	1,344,618	7,849,799
Special Situations Fund	4,791,890	4,725,607
Strategic Emerging Markets Fund	—	16,877,812

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2021:

Amount
Strategic Emerging Markets Fund	$496,294

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2021, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.

At December 31, 2021, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
Blend Fund	$16,345,019	$5,621,799	$(166,632)	$112,223,680	$134,023,866
Dynamic Bond Fund	9,887,465	(1,550,051)	(29,548)	(4,284,443)	4,023,423
Equity Fund	26,930,818	76,979,642	(208,159)	243,745,245	347,447,546
Equity Momentum Fund	406	1,231	(1,732)	2,417,195	2,417,100
Equity Rotation Fund	2,497,638	2,812,737	(1,819)	3,102,781	8,411,337
High Yield Fund	4,767,845	(10,554,622)	(17,433)	2,339,296	(3,464,914)
Inflation-Protected and Income Fund	22,108,265	1,276,770	(71,283)	3,902,353	27,216,105
Managed Bond Fund	24,642,147	8,500,896	(202,391)	9,918,049	42,858,701
Short-Duration Bond Fund	4,664,580	(8,832,826)	(29,136)	(1,287,481)	(5,484,863)
Small Cap Equity Fund	3,131,480	12,191,801	(26,152)	52,662,820	67,959,949
Special Situations Fund	53,698	797,852	(1,526)	852,186	1,702,210
Strategic Emerging Markets Fund	1,012,073	18,078,957	(11,867)	5,127,725	24,206,888
U.S. Government Money Market Fund	—	—	(43,004)	—	(43,004)

Notes to Financial Statements (Unaudited) (Continued)

The Funds did not have any unrecognized tax benefits at June 30, 2022, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended June 30, 2022, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7. Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

8. New Accounting Pronouncements

In January 2021, FASB issued Accounting Standards Update 2021-01 — Reference Rate Reform (Topic 848) — Scope (“ASU 2021-01”) as an update to Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) in order to make certain clarifications. ASU 2020-04 and ASU 2021-01 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 and ASU 2021-01 will have a material impact on the financial statements.

9. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects, such as declines in global financial markets and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

10. Russian-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States and/or other countries. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. Such sanctions may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

Notes to Financial Statements (Unaudited) (Continued)

11.Upcoming Fund Liquidations

Shareholders of each of the Equity Momentum Fund and Special Situations Fund (each, a “Liquidating Fund”) have approved a Plan of Liquidation for the Trust, pursuant to which each Liquidating Fund will be liquidated on or about November 4, 2022, and the liquidation proceeds of each Liquidating Fund will be distributed to the appropriate MassMutual separate accounts invested in the Liquidating Fund.

12. Subsequent Events

In preparation of these financial statements, management has evaluated the events and transactions subsequent to June 30, 2022, through the date when the financial statements were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ financial statements other than those disclosed below.

Effective July 1, 2022, the advisory fees for the Strategic Emerging Markets Fund were updated as follows:

1.00% on the first $500 million; and
0.95% on any excess over $500 million

Effective July 1, 2022, the existing expense caps for the Strategic Emerging Markets Fund were replaced with the following:

MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Class II	Service Class I
Strategic Emerging Markets Fund*	1.25%	1.50%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through April 30, 2024.

Effective July 1, 2022, MML Advisers discontinued its voluntary waiver of 0.04% of the advisory fee of the Strategic Emerging Markets Fund.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is, or will be available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s EDGAR database on its website at http://www.sec.gov.

Monthly Reporting

The U.S. Government Money Market Fund files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The U.S. Government Money Market Fund’s reports on Form N-MFP are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the U.S. Government Money Market Fund makes portfolio holdings information available to shareholders at http://www.massmutual.com/funds.

Quarterly Reporting

The Funds, except for the U.S. Government Money Market Fund, file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s EDGAR database on its website at http://www.sec.gov. In addition, the Funds make the complete schedule of portfolio holdings from their filings on Form N-PORT available to shareholders at http://www.massmutual.com/funds.

Liquidity Risk Management Program

In 2016, the SEC adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of fund shareholders. Pursuant to the Liquidity Rule, the Funds have established and maintain a Liquidity Risk Management Program (the “Program”) that incorporates the requirements of the Liquidity Rule. The Program is administered by MML Advisers, which has established a Liquidity Risk Management Program Committee (the “Committee”) to oversee the required management, assessments, reviews, and reports for the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Fund’s liquidity and the periodic classification of the Fund’s investments into groupings that reflect MML Advisers’ assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 22, 2022, the Trustees received a report prepared by the Committee regarding the operation and effectiveness of the Program for the period January 1, 2021 through December 31, 2021. In the report, the Committee concluded that the Program proved to be adequately designed to address the Funds’ liquidity risks and operated effectively.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Other Information (Unaudited) (Continued)

Trustees’ Approval of Investment Advisory Contracts

At their meeting in March 2022, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), approved new subadvisory agreements (“New Subadvisory Agreements”) with Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) for the Dynamic Bond Fund. In preparation for the meeting, the Trustees requested, and MML Advisers provided in advance, certain materials relevant to the consideration of the New Subadvisory Agreements. In all of their deliberations, the Trustees were advised by independent counsel.

In reviewing the New Subadvisory Agreements, the Independent Trustees discussed with MML Advisers and considered a wide range of information about, among other things: (i) Western Asset and Western Asset Limited and their personnel with responsibility for providing services to the Dynamic Bond Fund; (ii) the terms of the New Subadvisory Agreements; (iii) the scope and quality of the services that Western Asset and Western Asset Limited are expected to provide under the New Subadvisory Agreements; (iv) the historical investment performance track record of Western Asset and Western Asset Limited; and (v) the fees payable to Western Asset and Western Asset Limited by MML Advisers for the Dynamic Bond Fund, the effect of such fees on the profitability to MML Advisers, and any information provided by Western Asset and Western Asset Limited regarding the fees paid to them by other funds with similar investment objectives as the Dynamic Bond Fund.

Prior to the votes being taken to approve the New Subadvisory Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

Based on the foregoing, the Trustees concluded, with respect to the New Subadvisory Agreements, that: (i) overall, they were satisfied with the nature, extent, and quality of services expected to be provided under the New Subadvisory Agreements; (ii) MML Advisers’ projected level of profitability due to the New Subadvisory Agreements is not excessive and the subadvisory fee amounts under the New Subadvisory Agreements are fair and reasonable; (iii) the investment processes and strategies of Western Asset and Western Asset Limited appear well suited to the Dynamic Bond Fund given its investment objective and policies; and (iv) the terms of the New Subadvisory Agreements are fair and reasonable with respect to the Dynamic Bond Fund, and are in the best interests of the Dynamic Bond Fund’s shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the New Subadvisory Agreements. The Independent Trustees noted the fact that MML Advisers was proposing to eliminate the Dynamic Bond Fund’s voluntary fee waiver.

The New Subadvisory Agreements became effective on April 29, 2022.

At their meetings in May and June 2022, the Contract Committee (the “Committee”) and the Trustees, including the Independent Trustees, re-approved the existing advisory and subadvisory agreements (collectively, the “Contracts”) for each of the Blend Fund, Dynamic Bond Fund, Equity Fund, Equity Momentum Fund, Equity Rotation Fund, High Yield Fund, Inflation-Protected and Income Fund, iShares 60/40 Allocation Fund, iShares 80/20 Allocation Fund, Managed Bond Fund, Short-Duration Bond Fund, Small Cap Equity Fund, Special Situations Fund, Strategic Emerging Markets Fund, and U.S. Government Money Market Fund, as applicable. In preparation for the meetings, the Trustees requested, and MML Advisers and the subadvisers provided in advance, certain materials relevant to the consideration of the Contracts (the “Meeting Materials”). In all of their deliberations, the Trustees were advised by independent counsel.

The Committee received in advance of the meetings (i) a memorandum from MML Advisers discussing the nature and quality of the services it provides as investment adviser to the Funds; (ii) a profitability analysis prepared by MML Advisers; and (iii) a fee and performance study report (the “Third-Party Report”) with respect to each Fund prepared by an independent third-party vendor (the “Third-Party”). The Third-Party Report provided detailed comparative advisory fee, total expense, and performance information for each Fund to assist the Committee in its evaluation of the Contracts. The Committee also considered information presented to it throughout the year regarding MML Advisers and each of the subadvisers.

Other Information (Unaudited) (Continued)

The Committee considered the nature, scope, and quality of services MML Advisers provides to the Funds, including: (i) the financial condition, stability, and business strategy of MML Advisers; (ii) the capabilities of MML Advisers with respect to regulatory compliance and its ability to monitor compliance with the investment policies of the Funds; (iii) MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (iv) the experience and qualifications of the personnel of MML Advisers that perform, or oversee the performance of, the services provided to the Funds, and the needs of the Funds for administrative and shareholder services. The Committee noted that it had received in the Meeting Materials or during the course of the past year: (i) detailed information regarding MML Advisers’ ability to provide investment oversight and provide for administrative and shareholder services to the Funds; and (ii) a wide range of information about the subadvisers and their personnel with responsibility for providing services to the Funds, as applicable, and the fees payable to each subadviser by MML Advisers. MML Advisers reviewed with the Committee in detail the work MML Advisers does in its oversight roles, the expertise it brings to these roles, the size of its teams, and the financial commitment it has made to provide those services.

The Committee then reviewed and considered, for each Fund separately, the detailed information presented in the Third-Party Report regarding: (i) Fund expenses, including, among other things, both the Fund’s net advisory fee and total net expense ratio against peer funds; and (ii) the Fund’s relative performance (over various time periods against funds in its “category” and a benchmark index). In connection with the Committee’s review, MML Advisers provided commentary and analysis regarding each Fund’s expenses and performance and a recommendation as to the action to be taken by the Committee. Throughout the discussion, MML Advisers responded to Committee members’ questions and provided additional information concerning each Fund.

The Committee reviewed the expense and performance information for each Fund. (References to any one- or three-year period below are to periods ended December 31, 2021. In all cases, the comparative expense information is that of a Fund’s “peer group” and the comparative performance information is that of a Fund’s “performance category.”)

The Committee considered that the total net expense ratios for the majority of the Funds were within the top three comparative quintiles of their peer groups. Those Funds include the Managed Bond Fund, Blend Fund, Equity Fund, Small Cap Equity Fund, Equity Rotation Fund, U.S. Government Money Market Fund, Dynamic Bond Fund, Equity Momentum Fund, and Special Situations Fund. Of those Funds, all had net advisory fees below the medians of their peer groups, or in the top three comparative quintiles of their peer groups, except the Blend Fund. The Committee considered MML Advisers’ statement that the advisory arrangement for the Blend Fund requires the Adviser to bear shareholder servicing expenses having the effect of increasing the Fund’s net advisory fee above the rate that would otherwise prevail, and that the shareholder services in question are the same as the services required under any separate shareholder servicing agreement relating to other Funds in the Trust and the MML Series Investment Fund. The Committee considered MML Advisers’ statement that, although the Blend Fund’s net advisory fee is still significantly above the peer group median, it considered the fee acceptable both in light of the first-quartile total expense ratio of the Fund and the generally favorable investment performance of the Fund in both the short and long terms.

In the case of a number of Funds, the Committee noted that the Fund’s net advisory fees were at or below the medians of their peer group, although their total net expense ratios were higher than the sixtieth percentiles of their peer groups. For the Strategic Emerging Markets Fund, Short-Duration Bond Fund, and High Yield Fund, the Committee considered that the levels of the Funds’ net advisory fees and other factors cited by MML Advisers, as applicable, including recent and/or long-term investment performance, MML Advisers’ high level conviction in the Fund’s subadviser, the fee waivers and expense caps currently in place for certain Funds, or, with respect to the Strategic Emerging Markets Fund, MML Advisers’ undertaking to add a five basis point contractual advisory fee reduction to the Fund and reduce the Fund’s expense cap by an additional 5 basis points, favored continuation of the Funds’ advisory agreements.

The Committee noted that the Inflation-Protected and Income Fund had both a total net expense ratio and net advisory fee above the sixtieth percentile of its peer group. The Committee considered MML Advisers’ statement that, if the net advisory fees for the Fund were reduced by the portion of the fees attributable to administrative services (which include shareholder services), the net advisory fee paid by the Fund would be less than the applicable peer group median. The Committee determined that the Fund’s net advisory fee did not appear unreasonable in light of the information presented.

Other Information (Unaudited) (Continued)

The Committee determined on the basis of these factors that the Funds’ net advisory fees, and the total net expenses of the Funds generally, were consistent with the continuation of their advisory agreements.

The Committee considered that the majority of the Funds with a three-year performance history achieved three-year investment performance above the medians of their performance categories, or in the top three comparative quintiles of their performance categories. Those included the Managed Bond Fund, Blend Fund, Equity Fund, Small Cap Equity Fund, Short-Duration Bond Fund, Inflation-Protected and Income Fund, and High Yield Fund. In addition, the Committee considered that the Equity Rotation Fund, Dynamic Bond Fund, and Equity Momentum Fund experienced three-year investment performance outside the top three comparative quintiles of their performance categories, but experienced improved performance for the one-year period that was above the medians of their performance categories. As to the Dynamic Bond Fund, the Committee also noted that the Fund had experienced a subadviser change in the past year, which MML Advisers believes should lead to improving performance. As to the Equity Momentum Fund, the Committee noted MML Advisers’ statement that, subject to shareholder approval, the Fund is expected to be liquidated in late 2022.

As to the Strategic Emerging Markets Fund, the Committee considered that the Fund had experienced performance for the one- and three-year periods in the 88th and 65th comparative percentiles of its performance category, respectively. The Committee considered MML Advisers’ statement that the Fund had achieved investment performance above its performance category median for three of last four years, but that the Fund’s three-year performance had been dragged down principally by the most recent year’s underperformance related to the Fund’s investments in China. The Committee considered that MML Advisers has confidence in the subadviser in light of its long-term performance record, but has placed the Fund under review in light of recent underperformance.

As to the U.S. Government Money Market Fund, the Committee noted that the Fund had experienced performance for the one- and three-year periods in the 73rd and 89th comparative percentiles of its performance category, respectively. The Committee considered MML Advisers’ statement that for the calendar year 2021, the Fund’s return was in line with the category median, that MML Advisers had implemented substantial fee waivers/expense reimbursements to maintain the Fund’s yield, and that the Fund’s subadviser tends to maintain a relatively conservative portfolio. The Committee also considered MML Advisers’ statement that the anticipated current increased interest rate environment will provide an enhanced opportunity to consider the Fund’s expense structure.

As to the Special Situations Fund, the Committee noted that the Fund had experienced performance in the 100th comparative percentile of its performance category for each of the one- and three-year periods. The Committee considered MML Advisers’ statements that the Fund’s performance category is composed principally of mid-cap growth funds, without a focus on “special situations,” making comparison challenging, and that the Fund’s performance was in the top half of its performance category for the trailing five year period, and for four of the last six calendar years. The Committee considered MML Advisers’ statement that, subject to shareholder approval, the Fund is expected to be liquidated in late 2022.

Each of the iShares 60/40 Allocation Fund and iShares 80/20 Allocation Fund was launched in February 2022. The Committee considered that the total net expense ratios for the Funds were within the top comparative quartile of their peer groups, and each had net advisory fees below the median of its peer group. The Committee noted that neither Fund had achieved a one- or three-year performance record as of December 31, 2021. The Committee considered MML Advisers’ statement that, although the period of time each Fund had been operational was too short a period to evaluate performance meaningfully, each of the Funds was performing appropriately in the view of MML Advisers.

The Committee also reviewed and considered information included in the Meeting Materials, or discussed at the meeting and during the course of the year, concerning economies of scale and the profitability of MML Advisers’ advisory relationship with the various Funds, including: (i) a description of MML Advisers’ revenues from the Funds (including advisory fees and administrative and shareholder services fees, as applicable) and the expense allocation methodology employed by MML Advisers; and (ii) profitability information for each individual Fund. The discussions included consideration of the intangible benefits derived by MML Advisers and its affiliates resulting from their relationships with the Funds and any so-called “fallout benefits” to MML Advisers (which were not considered to be substantial in any event), such as any reputational value derived from serving as investment adviser to the Funds, and benefits accruing to subadvisers due to so-called “soft-dollar arrangements.” Prior to the

Other Information (Unaudited) (Continued)

votes being taken to approve the Contracts, the Committee met separately in executive session to discuss the appropriateness of such contracts. The Committee weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Committee did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

As to each of the Funds, the Committee concluded that: (i) overall, it was satisfied with the nature, extent, and quality of services provided, and expected to be provided in the future, under the Contracts, including the level of MML Advisers’ oversight of each Fund and the subadvisory process; (ii) MML Advisers’ levels of profitability from its relationship with the various Funds are not excessive and the advisory fees payable under the advisory agreements and each Fund’s total net expenses are fair and reasonable; (iii) the investment processes, research capabilities, and philosophies of the subadvisers generally appear well suited to the Funds, as applicable, given their investment objectives and policies; (iv) either the relative or absolute performance of a Fund (in each case, taking into account the applicable investment strategy and risk profile of the Fund), or the steps MML Advisers has proposed in respect of the underperformance of a Fund, are sufficient to warrant continuation of the Contracts for each of the Funds; and (v) the terms of the Contracts are fair and reasonable with respect to each Fund and are in the best interests of each Fund’s shareholders.

Submission of Matters to a Vote of Security Holders

A Special Meeting of Shareholders of the Trust was held on May 25, 2022 and on the adjournment date of June 9, 2022. The Notice of Meeting of Shareholders, and a Proxy Statement and voting instruction card, were first mailed, or otherwise made available, on or about April 8, 2022 to shareholders of record as of February 25, 2022. The results of the vote on the matters submitted to shareholders at the Special Meeting are as follows:

Proposal 1:

To elect Allan W. Blair, Nabil N. El-Hage, Michael R. Fanning, Maria D. Furman, R. Bradford Malt, C. Ann Merrifield, Clifford M. Noreen, Cynthia R. Plouché, Jason J. Price, and Susan B. Sweeney as Trustees of each Trust of which the Funds are series for an indefinite term of office.*

This matter was approved by the Trust’s shareholders on June 9, 2022. The results of the votes were as follows:

	Shares Voted	Shares For	% of Shares Outstanding	Withhold	% of Shares Outstanding
Allan W. Blair	420,310,777.358	413,107,250.539	92.555%	7,203,526.819	1.613%
Nabil N. El-Hage	420,310,777.358	408,318,801.126	91.482%	11,991,976.232	2.686%
Michael R. Fanning	420,310,777.358	413,602,378.574	92.666%	6,708,398.784	1.502%
Maria D. Furman	420,310,777.358	406,715,298.774	91.123%	13,595,478.584	3.046%
R. Bradford Malt	420,310,777.358	409,891,570.770	91.834%	10,419,206.588	2.334%
C. Ann Merrifield	420,310,777.358	406,574,438.771	91.091%	13,736,338.587	3.077%
Clifford M. Noreen	420,310,777.358	413,453,646.743	92.632%	6,857,130.615	1.536%
Cynthia R. Plouché	420,310,777.358	406,767,916.268	91.134%	13,542,861.090	3.034%
Jason J. Price	420,310,777.358	413,277,370.564	92.593%	7,033,406.794	1.575%
Susan B. Sweeney	420,310,777.358	407,030,040.975	91.193%	13,280,736.383	2.975%

*	Denotes Trust-wide proposal and voting results.

Other Information (Unaudited) (Continued)

Proposal 2:	To liquidate certain Funds and distribute the liquidation proceeds to an affiliated money market fund.

This matter was approved by the following Funds’ shareholders on June 9, 2022. The results of the votes were as follows:

	Shares Voted	Shares For	% of Shares Outstanding	Against	% of Shares Outstanding	Abstain	% of Shares Outstanding
Equity Momentum Fund	4,206,094.132	2,910,331.062	69.194%	0.000	0.000%	1,295,763.070	30.806%
Special Situations Fund	3,179,316.884	3,179,316.884	100.000%	0.000	0.000%	0.000	0.000%

Other Information (Unaudited) (Continued)

Fund Expenses June 30, 2022

Expense Examples:

The following information is in regards to expenses for the six months ended June 30, 2022:

As a shareholder of the Funds, you incur ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended June 30, 2022.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Blend Fund
Initial Class	$1,000	0.44%	$830.90	$2.00	$1,022.60	$2.21
Service Class	1,000	0.69%	829.80	3.13	1,021.40	3.46
Dynamic Bond Fund
Class II	1,000	0.57%	891.70	2.67	1,022.00	2.86
Service Class I	1,000	0.82%	890.10	3.84	1,020.70	4.11
Equity Fund
Initial Class	1,000	0.44%	884.40	2.06	1,022.60	2.21
Service Class	1,000	0.69%	883.30	3.22	1,021.40	3.46
Equity Momentum Fund
Class II	1,000	0.70%	807.90	3.14	1,021.30	3.51
Service Class I	1,000	0.95%	807.20	4.26	1,020.10	4.76
Equity Rotation Fund
Class II	1,000	0.73%	817.10	3.29	1,021.20	3.66
Service Class I	1,000	0.98%	815.90	4.41	1,019.90	4.91

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
High Yield Fund
Class II	$1,000	0.90%	$860.10	$4.15	$1,020.30	$4.51
Service Class I	1,000	1.15%	858.90	5.30	1,019.10	5.76
Inflation-Protected and Income Fund
Initial Class	1,000	0.60%	902.00	2.83	1,021.80	3.01
Service Class	1,000	0.85%	900.30	4.00	1,020.60	4.26
iShares 60/40 Allocation Fund**
Class II	1,000	0.46%	876.00	1.65	1,022.50	2.31
Service Class I	1,000	0.71%	875.00	2.55	1,021.30	3.56
iShares 80/20 Allocation Fund**
Class II	1,000	0.46%	855.00	1.64	1,022.50	2.31
Service Class I	1,000	0.71%	854.00	2.52	1,021.30	3.56
Managed Bond Fund
Initial Class	1,000	0.43%	880.00	2.00	1,022.70	2.16
Service Class	1,000	0.68%	878.90	3.17	1,021.40	3.41
Short-Duration Bond Fund
Class II	1,000	0.58%	920.70	2.76	1,021.90	2.91
Service Class I	1,000	0.83%	919.30	3.95	1,020.70	4.16
Small Cap Equity Fund
Initial Class	1,000	0.72%	797.10	3.21	1,021.20	3.61
Service Class	1,000	0.97%	796.10	4.32	1,020.00	4.86
Special Situations Fund
Class II	1,000	1.00%	642.10	4.07	1,019.80	5.01
Service Class I	1,000	1.25%	641.60	5.09	1,018.60	6.26
Strategic Emerging Markets Fund
Class II	1,000	1.35%	733.30	5.80	1,018.10	6.76
Service Class I	1,000	1.60%	732.60	6.87	1,016.90	8.00
U.S. Government Money Market Fund
Initial Class	1,000	0.26%	1000.50	1.29	1,023.50	1.30

*

Expenses are calculated using the annualized expense ratio for the six months ended June 30, 2022, multiplied by the average account value over the period, multiplied by 181 days in the period, divided by 365 days in the year, unless stated otherwise. The annualized expense ratio does not reflect expenses deducted under the variable life insurance or variable annuity contract through which the Funds are invested in. Inclusion of these expenses would increase the annualized expense ratios shown.

**

Actual expenses are calculated using the annualized expense ratio multiplied by the average account value over the period from inception of the Fund on February 11, 2022 through June 30, 2022, multiplied by 140 days in the inception period divided by 365 days in the year. Hypothetical expenses are calculated using the annualized expense ratio for the six months ended June, 30, 2022, multiplied by the average account value over the period, multiplied by 181 days in the period, divided by 365 days in the year.

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Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2022 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001. All rights reserved. www.MassMutual.com. Investment Adviser: MML Investment Advisers, LLC	MM202307-302418

(b)	Not applicable to this filing.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

(b)	Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this filing.

Item 13. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By (Signature and Title)	/s/ Paul LaPiana
Paul LaPiana, President and Principal Executive Officer
Date	8/23/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Paul LaPiana
Paul LaPiana, President and Principal Executive Officer

Date	8/23/2022

By (Signature and Title)	/s/ Renee Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	8/23/2022